UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2021
Schwab Equity Index Funds®

Schwab S& P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®

This page is intentionally left blank.

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2021
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	28.84%
S&P 500® Index	28.85%
Fund Category: Morningstar Large Blend[1]	29.35%
Performance Details	pages 6-7

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	29.67%
Schwab 1000 Index®	29.70%
Russell 1000® Index	30.03%
Fund Category: Morningstar Large Blend[1]	29.35%
Performance Details	pages 8-9

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	48.07%
Russell 2000® Index	48.06%
Fund Category: Morningstar Small Blend[1]	49.00%
Performance Details	pages 10-11

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	31.19%
Dow Jones U.S. Total Stock Market IndexSM	31.23%
Fund Category: Morningstar Large Blend[1]	29.35%
Performance Details	pages 12-13
Total Return for the 6 Months Ended April 30, 2021
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	24.27%
Russell 1000® Growth Index	24.31%
Fund Category: Morningstar Large Growth[1]	25.20%
Performance Details	pages 14-15

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	36.28%
Russell 1000® Value Index	36.30%
Fund Category: Morningstar Large Value[1]	36.15%
Performance Details	pages 16-17

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	35.45%
Russell Midcap® Index	35.42%
Fund Category: Morningstar Mid-Cap Blend[1]	38.94%
Performance Details	pages 18-19

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	28.53%
MSCI EAFE® Index (Net)[3]	28.84%
Fund Category: Morningstar Foreign Large Blend[1]	27.74%
Performance Details	pages 20-21

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

For the six-month reporting period ended April 30, 2021, U.S. and international equity markets generated solid returns, with major market indices ending the reporting period just shy of record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—and a resurgence of COVID-19 cases in the fall and winter, equity markets continued to be buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December 2020 and continuing through the remainder of the reporting period. The U.S. dollar ended the reporting period weaker against a basket of foreign currencies, generally enhancing the returns of overseas investments in U.S. dollar terms. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 28.85% for the reporting period. U.S. small-cap stocks significantly outperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning 48.06% and 30.03%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 28.84% for the reporting period.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Federal Reserve (Fed) and U.S. Congress, the U.S. economy has held up relatively well, especially given the intensity of the COVID-19 pandemic’s economic impact. After a steep slide in the second quarter of 2020 and subsequent recovery in the third quarter of 2020, U.S. gross domestic product (GDP) grew at an annualized rate of 4.3% for the fourth quarter of 2020 and an annualized rate of 6.4% for the first quarter of 2021. Unemployment, which skyrocketed in April 2020, fell in each subsequent month through March 2021 before experiencing a slight uptick in April 2021. Inflation remained well below the Fed’s traditional target of 2% until March 2021, when it jumped, largely due to supply and demand imbalances in the labor market, increased demand particularly for travel-related services, as well as increasing energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

Outside the U.S., global economies wrestled with the fallout of the COVID-19 pandemic against the anticipation of its eventual end. In the eurozone, GDP growth jumped in the third quarter of 2020, regaining much of its losses from the second quarter, but turned slightly negative for both the fourth quarter of 2020 and the first quarter of 2021. The United Kingdom, which was particularly hard-hit by the COVID-19 pandemic, suffered its biggest slump in more than three centuries over the course of 2020, effectively wiping out its growth over the past seven years, but posted a small positive gain in GDP for the first quarter of 2021. Japan’s economy, after rebounding sharply in the third quarter of 2020, posted a positive, albeit smaller, gain in the fourth quarter of 2020 on strong exports and consumer spending. China, the only major economy to avoid contraction in the face of COVID-19 pandemic-related shocks, maintained positive GDP growth in the fourth quarter of 2020. China’s growth accelerated sharply for the first quarter of 2021 on rising domestic and global demand, strict COVID-19 containment measures, and continued fiscal and monetary support. India, after plunging into one of the worst recessions of any major economy, saw its first positive gain in GDP in the fourth quarter of 2020, but a huge spike in COVID-19 cases in April 2021 dampened its growth prospects.
Central banks around the world, including the Fed, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% throughout the reporting period. The Fed reiterated its intention to continue its support of the economy, and in April 2021 affirmed that despite showing signs of recovery, the U.S. economy still had a way to go before the Fed would consider raising interest rates or tapering its bond-buying policy. The Fed also maintained its revised approach to its interest rate policy, announced in August 2020, that would allow inflation to rise above its previous 2% target for periods of time, even in times of rising employment. Outside the U.S., the European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and maintained its asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.01%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	28.84%	45.96%	17.37%	14.10%
S&P 500® Index	28.85%	45.98%	17.42%	14.17%
Fund Category: Morningstar Large Blend[2]	29.35%	46.51%	15.87%	12.66%
Fund Expense Ratio[3]: 0.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	507
Weighted Average Market Cap (millions)	$518,663
Price/Earnings Ratio (P/E)	26.5
Price/Book Ratio (P/B)	4.3
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	29.67%	48.89%	17.59%	13.93%
Schwab 1000 Index®	29.70%	48.95%	17.65%	14.11%
Russell 1000® Index	30.03%	49.48%	17.76%	14.23%
Fund Category: Morningstar Large Blend[2]	29.35%	46.51%	15.87%	12.66%
Fund Expense Ratio[3]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	998 [2]
Weighted Average Market Cap (millions)	$459,250
Price/Earnings Ratio (P/E)	26.4
Price/Book Ratio (P/B)	4.3
Portfolio Turnover Rate	3% [3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Not annualized.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	48.07%	74.98%	16.53%	11.82%
Russell 2000® Index	48.06%	74.91%	16.48%	11.63%
Small-Cap Spliced Index	48.06%	74.91%	16.48%	11.76%
Fund Category: Morningstar Small Blend[2]	49.00%	72.03%	13.91%	10.64%
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	2,056
Weighted Average Market Cap (millions)	$3,787
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	31.19%	50.94%	17.58%	13.97%
Dow Jones U.S. Total Stock Market IndexSM	31.23%	51.01%	17.63%	13.99%
Fund Category: Morningstar Large Blend[2]	29.35%	46.51%	15.87%	12.66%
Fund Expense Ratio[3]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	3,363
Weighted Average Market Cap (millions)	$428,542
Price/Earnings Ratio (P/E)	25.7
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	24.27%	51.33%	25.30%	22.71%
Russell 1000® Growth Index	24.31%	51.41%	25.37%	22.78%
Fund Category: Morningstar Large Growth[2]	25.20%	52.07%	22.78%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	464
Weighted Average Market Cap (millions)	$775,672
Price/Earnings Ratio (P/E)	36.8
Price/Book Ratio (P/B)	11.9
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	36.28%	45.69%	12.18%	10.06%
Russell 1000® Value Index	36.30%	45.92%	12.30%	10.16%
Fund Category: Morningstar Large Value[2]	36.15%	46.33%	11.71%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	861
Weighted Average Market Cap (millions)	$154,908
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	35.45%	59.53%	16.64%	14.64%
Russell Midcap® Index	35.42%	59.57%	16.71%	14.71%
Fund Category: Morningstar Mid-Cap Blend[2]	38.94%	61.29%	14.22%	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	828
Weighted Average Market Cap (millions)	$22,788
Price/Earnings Ratio (P/E)	24.3
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	28.53%	40.65%	9.13%	5.18%
MSCI EAFE® Index (Net)[3]	28.84%	39.88%	8.87%	5.22%
International Spliced Index	28.84%	39.88%	8.87%	5.24%
Fund Category: Morningstar Foreign Large Blend[4]	27.74%	42.21%	9.03%	5.13%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2021

Statistics1
Number of Holdings	892
Weighted Average Market Cap (millions)	$75,754
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2020 and held through April 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/20	Ending Account Value (Net of Expenses) at 4/30/21	Expenses Paid During Period 11/1/20-4/30/21[2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$1,288.40	$0.11
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.70	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,296.70	$0.28
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,480.70	$0.25
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,311.90	$0.17
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,242.70	$0.19
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.63	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$1,362.80	$0.21
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.63	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,354.50	$0.23
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,285.30	$0.34
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16
Per-Share Data
Net asset value at beginning of period	$50.75	$47.17	$42.41	$40.23	$33.38	$33.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	1.02	0.92	0.80	0.74	0.69
Net realized and unrealized gains (losses)	14.02	3.52	4.86	2.12	6.99	0.69
Total from investment operations	14.50	4.54	5.78	2.92	7.73	1.38
Less distributions:
Distributions from net investment income	(1.04)	(0.87)	(0.84)	(0.72)	(0.69)	(0.68)
Distributions from net realized gains	—	(0.09)	(0.18)	(0.02)	(0.19)	(0.32)
Total distributions	(1.04)	(0.96)	(1.02)	(0.74)	(0.88)	(1.00)
Net asset value at end of period	$64.21	$50.75	$47.17	$42.41	$40.23	$33.38
Total return	28.84% [2]	9.69%	14.30%	7.29%	23.57%	4.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02% [3]	0.02%	0.02% [4]	0.03%	0.05% [5]	0.09%
Net operating expenses	N/A	N/A	N/A	N/A [6]	0.05% [5]	0.09%
Net investment income (loss)	1.62% [3]	2.11%	2.11%	1.88%	2.01%	2.12%
Portfolio turnover rate	2% [2]	4%	3%	2%	2%	2%
Net assets, end of period (x 1,000,000)	$59,184	$44,184	$40,232	$34,410	$29,999	$22,675

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio.
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 2.0%
Aptiv plc *	449,400	64,664,166
BorgWarner, Inc.	396,616	19,267,605
Ford Motor Co. *	6,496,232	74,966,517
General Motors Co. *	2,107,938	120,616,213
Tesla, Inc. *	1,276,693	905,737,082
		1,185,251,583

Banks 4.4%
Bank of America Corp.	12,631,663	511,961,301
Citigroup, Inc.	3,470,641	247,248,465
Citizens Financial Group, Inc.	708,171	32,774,154
Comerica, Inc.	231,517	17,400,818
Fifth Third Bancorp	1,180,770	47,868,416
First Republic Bank	292,181	53,539,246
Huntington Bancshares, Inc.	1,690,804	25,903,117
JPMorgan Chase & Co.	5,073,541	780,361,341
KeyCorp	1,613,851	35,117,398
M&T Bank Corp.	213,097	33,603,266
People's United Financial, Inc.	713,207	12,930,443
Regions Financial Corp.	1,601,899	34,921,398
SVB Financial Group *	89,653	51,266,275
The PNC Financial Services Group, Inc.	705,164	131,830,410
Truist Financial Corp.	2,240,276	132,870,770
U.S. Bancorp	2,273,364	134,924,153
Wells Fargo & Co.	6,873,896	309,669,015
Zions Bancorp NA	273,614	15,267,661
		2,609,457,647

Capital Goods 5.8%
3M Co.	962,908	189,827,683
A.O. Smith Corp.	224,025	15,177,694
Allegion plc	150,430	20,214,783
AMETEK, Inc.	382,469	51,606,542
Carrier Global Corp.	1,361,322	59,326,413
Caterpillar, Inc.	906,618	206,808,632
Cummins, Inc.	246,374	62,096,103
Deere & Co.	521,118	193,256,610
Dover Corp.	238,283	35,549,441
Eaton Corp. plc	662,208	94,649,390
Emerson Electric Co.	997,917	90,301,509
Fastenal Co.	952,840	49,814,475
Fortive Corp.	562,820	39,858,912
Fortune Brands Home & Security, Inc.	230,178	24,164,086
Generac Holdings, Inc. *	104,606	33,887,114
General Dynamics Corp.	385,762	73,383,505
General Electric Co.	14,578,823	191,274,158
Honeywell International, Inc.	1,156,428	257,929,701
Howmet Aerospace, Inc. *	645,630	20,634,335
Huntington Ingalls Industries, Inc.	66,350	14,087,432
IDEX Corp.	126,610	28,385,962
Illinois Tool Works, Inc.	478,998	110,389,879
Ingersoll Rand, Inc. *	620,307	30,649,369
Security	Number of Shares	Value ($)
Johnson Controls International plc	1,198,649	74,723,779
L3Harris Technologies, Inc.	341,988	71,554,149
Lockheed Martin Corp.	409,928	156,002,200
Masco Corp.	429,272	27,421,895
Northrop Grumman Corp.	257,896	91,408,658
Otis Worldwide Corp.	676,520	52,680,612
PACCAR, Inc.	575,317	51,709,492
Parker-Hannifin Corp.	214,834	67,417,058
Pentair plc	276,653	17,846,885
Quanta Services, Inc.	228,586	22,090,551
Raytheon Technologies Corp.	2,526,995	210,347,064
Rockwell Automation, Inc.	192,679	50,917,353
Roper Technologies, Inc.	174,498	77,902,887
Snap-on, Inc.	89,574	21,282,782
Stanley Black & Decker, Inc.	266,954	55,198,079
Teledyne Technologies, Inc. *	61,859	27,697,367
Textron, Inc.	375,462	24,119,679
The Boeing Co. *	912,314	213,764,293
Trane Technologies plc	396,838	68,982,350
TransDigm Group, Inc. *	90,700	55,666,218
United Rentals, Inc. *	119,897	38,361,045
W.W. Grainger, Inc.	73,256	31,759,406
Westinghouse Air Brake Technologies Corp.	296,769	24,355,832
Xylem, Inc.	300,781	33,281,418
		3,459,764,780

Commercial & Professional Services 0.8%
Cintas Corp.	146,280	50,487,079
Copart, Inc. *	346,293	43,116,941
Equifax, Inc.	202,570	46,435,121
IHS Markit Ltd.	620,692	66,774,045
Jacobs Engineering Group, Inc.	216,895	28,979,341
Leidos Holdings, Inc.	220,652	22,347,635
Nielsen Holdings plc	595,540	15,275,601
Republic Services, Inc.	349,951	37,199,791
Robert Half International, Inc.	187,172	16,398,139
Rollins, Inc.	365,684	13,632,700
Verisk Analytics, Inc.	270,153	50,842,795
Waste Management, Inc.	647,233	89,298,737
		480,787,925

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	548,944	53,955,706
Garmin Ltd.	248,836	34,150,253
Hanesbrands, Inc.	584,360	12,306,622
Hasbro, Inc.	211,022	20,986,138
Leggett & Platt, Inc.	223,532	11,102,834
Lennar Corp., Class A	457,526	47,399,694
Mohawk Industries, Inc. *	98,773	20,297,852
Newell Brands, Inc.	630,058	16,986,364
NIKE, Inc., Class B	2,113,355	280,273,140
NVR, Inc. *	5,772	28,964,473
PulteGroup, Inc.	441,020	26,073,102
PVH Corp. *	118,921	13,459,479
Ralph Lauren Corp. *	80,653	10,750,238

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tapestry, Inc. *	464,188	22,211,396
Under Armour, Inc., Class A *	321,714	7,820,867
Under Armour, Inc., Class C *	313,942	6,250,585
VF Corp.	532,990	46,721,903
Whirlpool Corp.	104,631	24,740,000
		684,450,646

Consumer Services 2.1%
Booking Holdings, Inc. *	68,105	167,952,378
Caesars Entertainment, Inc. *	346,646	33,915,845
Carnival Corp. *	1,325,702	37,066,628
Chipotle Mexican Grill, Inc. *	46,810	69,841,924
Darden Restaurants, Inc.	215,904	31,677,435
Domino's Pizza, Inc.	64,704	27,327,087
Expedia Group, Inc. *	229,712	40,482,146
Hilton Worldwide Holdings, Inc. *	462,230	59,489,001
Las Vegas Sands Corp. *	548,272	33,587,143
Marriott International, Inc., Class A *	442,408	65,706,436
McDonald's Corp.	1,239,476	292,615,494
MGM Resorts International	686,284	27,945,485
Norwegian Cruise Line Holdings Ltd. *	603,928	18,751,964
Penn National Gaming, Inc. *	248,653	22,159,955
Royal Caribbean Cruises Ltd. *	362,485	31,518,071
Starbucks Corp.	1,957,244	224,084,866
Wynn Resorts Ltd. *	173,997	22,341,215
Yum! Brands, Inc.	497,641	59,478,052
		1,265,941,125

Diversified Financials 5.0%
American Express Co.	1,084,487	166,306,082
Ameriprise Financial, Inc.	193,794	50,076,370
Berkshire Hathaway, Inc., Class B *	3,169,928	871,571,704
BlackRock, Inc.	236,020	193,371,186
Capital One Financial Corp.	763,199	113,777,707
Cboe Global Markets, Inc.	179,114	18,694,128
CME Group, Inc.	596,956	120,579,142
Discover Financial Services	510,946	58,247,844
Franklin Resources, Inc.	453,311	13,599,330
Intercontinental Exchange, Inc.	933,948	109,935,019
Invesco Ltd.	622,293	16,801,911
MarketAxess Holdings, Inc.	63,240	30,890,210
Moody's Corp.	267,516	87,400,152
Morgan Stanley	2,495,052	205,966,543
MSCI, Inc.	137,498	66,792,404
Nasdaq, Inc.	192,218	31,050,896
Northern Trust Corp.	346,310	39,410,078
Raymond James Financial, Inc.	204,785	26,781,782
S&P Global, Inc.	400,200	156,234,078
State Street Corp.	583,513	48,985,916
Synchrony Financial	903,217	39,506,712
T. Rowe Price Group, Inc.	379,496	68,005,683
The Bank of New York Mellon Corp.	1,343,144	66,996,023
The Charles Schwab Corp. (a)	2,481,091	174,668,806
The Goldman Sachs Group, Inc.	572,076	199,339,882
		2,974,989,588

Energy 2.7%
APA Corp.	636,822	12,736,440
Baker Hughes Co.	1,217,601	24,449,428
Cabot Oil & Gas Corp.	655,090	10,920,350
Chevron Corp.	3,203,578	330,192,784
ConocoPhillips	2,253,586	115,248,388
Devon Energy Corp.	980,245	22,918,128
Diamondback Energy, Inc.	298,968	24,434,655
EOG Resources, Inc.	970,823	71,491,406
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	7,040,187	402,980,304
Halliburton Co.	1,476,758	28,885,386
Hess Corp.	454,848	33,890,724
HollyFrontier Corp.	248,173	8,686,055
Kinder Morgan, Inc.	3,228,496	55,045,857
Marathon Oil Corp.	1,316,871	14,827,967
Marathon Petroleum Corp.	1,084,924	60,376,021
NOV, Inc. *	649,682	9,712,746
Occidental Petroleum Corp.	1,392,658	35,317,807
ONEOK, Inc.	740,365	38,750,704
Phillips 66	727,672	58,875,942
Pioneer Natural Resources Co.	341,119	52,474,336
Schlumberger N.V.	2,326,251	62,925,090
The Williams Cos., Inc.	2,014,983	49,084,986
Valero Energy Corp.	677,604	50,115,592
		1,574,341,096

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	736,058	273,879,821
Sysco Corp.	849,140	71,947,632
The Kroger Co.	1,264,028	46,187,583
Walgreens Boots Alliance, Inc.	1,193,354	63,367,098
Walmart, Inc.	2,305,124	322,509,899
		777,892,033

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	3,090,901	147,590,523
Archer-Daniels-Midland Co.	925,898	58,451,941
Brown-Forman Corp., Class B	302,513	23,075,692
Campbell Soup Co.	337,053	16,094,281
Conagra Brands, Inc.	814,510	30,210,176
Constellation Brands, Inc., Class A	282,835	67,970,907
General Mills, Inc.	1,018,395	61,979,520
Hormel Foods Corp.	468,699	21,653,894
Kellogg Co.	422,539	26,374,884
Lamb Weston Holdings, Inc.	242,753	19,541,616
McCormick & Co., Inc. - Non Voting Shares	412,326	37,257,777
Molson Coors Beverage Co., Class B *	312,330	17,162,534
Mondelez International, Inc., Class A	2,349,903	142,897,601
Monster Beverage Corp. *	615,855	59,768,728
PepsiCo, Inc.	2,293,539	330,636,582
Philip Morris International, Inc.	2,589,271	245,980,745
The Coca-Cola Co.	6,448,010	348,063,580
The Hershey Co.	244,097	40,105,137
The JM Smucker Co.	181,182	23,733,030
The Kraft Heinz Co.	1,076,266	44,439,023
Tyson Foods, Inc., Class A	489,807	37,935,552
		1,800,923,723

Health Care Equipment & Services 6.4%
Abbott Laboratories	2,945,088	353,646,167
ABIOMED, Inc. *	75,278	24,143,913
Align Technology, Inc. *	119,803	71,346,281
AmerisourceBergen Corp.	245,691	29,679,473
Anthem, Inc.	407,158	154,471,674
Baxter International, Inc.	840,247	72,000,765
Becton, Dickinson & Co.	482,996	120,174,235
Boston Scientific Corp. *	2,355,745	102,710,482
Cardinal Health, Inc.	489,160	29,515,914
Centene Corp. *	968,238	59,779,014
Cerner Corp.	509,189	38,214,634
Cigna Corp.	584,925	145,652,174
CVS Health Corp.	2,180,073	166,557,577
Danaher Corp.	1,053,746	267,588,259

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DaVita, Inc. *	120,591	14,052,469
DENTSPLY SIRONA, Inc.	365,959	24,705,892
DexCom, Inc. *	160,161	61,838,162
Edwards Lifesciences Corp. *	1,038,030	99,152,626
HCA Healthcare, Inc.	440,732	88,613,576
Henry Schein, Inc. *	237,886	17,246,735
Hologic, Inc. *	429,031	28,122,982
Humana, Inc.	214,221	95,379,758
IDEXX Laboratories, Inc. *	142,094	78,008,185
Intuitive Surgical, Inc. *	195,696	169,277,040
Laboratory Corp. of America Holdings *	162,450	43,190,582
McKesson Corp.	263,990	49,513,964
Medtronic plc	2,240,991	293,390,542
Quest Diagnostics, Inc.	221,276	29,181,879
ResMed, Inc.	241,554	45,404,905
STERIS plc	142,237	30,014,852
Stryker Corp.	543,986	142,867,043
Teleflex, Inc.	77,699	32,826,274
The Cooper Cos., Inc.	81,831	33,623,540
UnitedHealth Group, Inc.	1,571,604	626,755,675
Universal Health Services, Inc., Class B	128,991	19,143,554
West Pharmaceutical Services, Inc.	122,834	40,353,426
Zimmer Biomet Holdings, Inc.	346,281	61,347,142
		3,759,491,365

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	407,792	34,964,086
Colgate-Palmolive Co.	1,410,930	113,862,051
Kimberly-Clark Corp.	562,254	74,959,703
The Clorox Co.	209,044	38,150,530
The Estee Lauder Cos., Inc., Class A	381,955	119,857,479
The Procter & Gamble Co.	4,094,124	546,238,024
		928,031,873

Insurance 1.9%
Aflac, Inc.	1,062,300	57,077,379
American International Group, Inc.	1,438,487	69,694,695
Aon plc, Class A	375,767	94,482,854
Arthur J. Gallagher & Co.	321,865	46,654,332
Assurant, Inc.	96,580	15,027,848
Chubb Ltd.	748,628	128,457,079
Cincinnati Financial Corp.	250,347	28,209,100
Everest Re Group Ltd.	66,410	18,392,250
Globe Life, Inc.	157,939	16,187,168
Lincoln National Corp.	299,266	19,191,929
Loews Corp.	376,198	20,973,039
Marsh & McLennan Cos., Inc.	844,894	114,652,116
MetLife, Inc.	1,250,512	79,570,079
Principal Financial Group, Inc.	421,012	26,890,036
Prudential Financial, Inc.	660,743	66,312,167
The Allstate Corp.	504,414	63,959,695
The Hartford Financial Services Group, Inc.	595,193	39,258,930
The Progressive Corp.	973,856	98,106,253
The Travelers Cos., Inc.	419,694	64,909,874
Unum Group	334,444	9,451,387
W.R. Berkley Corp.	231,583	18,461,797
Willis Towers Watson plc	213,937	55,379,732
		1,151,299,739

Materials 2.7%
Air Products & Chemicals, Inc.	367,826	106,110,444
Albemarle Corp.	194,296	32,674,758
Amcor plc	2,600,204	30,552,397
Avery Dennison Corp.	137,375	29,421,604
Security	Number of Shares	Value ($)
Ball Corp.	544,309	50,969,095
Celanese Corp.	190,234	29,800,156
CF Industries Holdings, Inc.	356,784	17,350,406
Corteva, Inc.	1,239,551	60,440,507
Dow, Inc.	1,239,585	77,474,062
DuPont de Nemours, Inc.	895,416	69,045,528
Eastman Chemical Co.	225,640	26,036,600
Ecolab, Inc.	413,327	92,634,847
FMC Corp.	213,829	25,283,141
Freeport-McMoRan, Inc.	2,425,051	91,448,673
International Flavors & Fragrances, Inc.	414,322	58,904,159
International Paper Co.	653,809	37,920,922
Linde plc	869,024	248,401,820
LyondellBasell Industries N.V., Class A	427,774	44,377,275
Martin Marietta Materials, Inc.	103,606	36,585,351
Newmont Corp.	1,330,664	83,046,740
Nucor Corp.	494,987	40,717,631
Packaging Corp. of America	158,601	23,417,438
PPG Industries, Inc.	394,417	67,539,967
Sealed Air Corp.	256,321	12,662,257
The Mosaic Co.	571,096	20,091,157
The Sherwin-Williams Co.	402,068	110,114,363
Vulcan Materials Co.	220,388	39,281,957
WestRock Co.	435,621	24,285,871
		1,586,589,126

Media & Entertainment 9.6%
Activision Blizzard, Inc.	1,288,462	117,494,850
Alphabet, Inc., Class A *	500,011	1,176,775,888
Alphabet, Inc., Class C *	479,249	1,155,047,600
Charter Communications, Inc., Class A *	235,268	158,441,235
Comcast Corp., Class A	7,602,320	426,870,268
Discovery, Inc., Class A *	268,011	10,093,294
Discovery, Inc., Class C *	478,245	15,452,096
DISH Network Corp., Class A *	411,813	18,445,104
Electronic Arts, Inc.	478,739	68,019,237
Facebook, Inc., Class A *	3,999,328	1,300,101,546
Fox Corp., Class A	558,266	20,890,314
Fox Corp., Class B	254,332	9,252,598
Live Nation Entertainment, Inc. *	237,227	19,424,147
Netflix, Inc. *	736,445	378,142,414
News Corp., Class A	650,749	17,046,370
News Corp., Class B	197,400	4,798,794
Omnicom Group, Inc.	357,388	29,398,737
Take-Two Interactive Software, Inc. *	190,939	33,486,882
The Interpublic Group of Cos., Inc.	648,650	20,594,638
The Walt Disney Co. *	3,018,475	561,496,720
Twitter, Inc. *	1,327,168	73,286,217
ViacomCBS, Inc., Class B	973,074	39,915,495
		5,654,474,444

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	2,935,565	327,315,498
Agilent Technologies, Inc.	507,137	67,773,789
Alexion Pharmaceuticals, Inc. *	366,227	61,775,170
Amgen, Inc.	960,049	230,066,142
Bio-Rad Laboratories, Inc., Class A *	36,019	22,696,652
Biogen, Inc. *	253,370	67,733,402
Bristol-Myers Squibb Co.	3,724,704	232,496,024
Catalent, Inc. *	283,367	31,870,287
Eli Lilly & Co.	1,322,578	241,727,581
Gilead Sciences, Inc.	2,088,677	132,568,329
Illumina, Inc. *	242,519	95,271,164
Incyte Corp. *	312,126	26,649,318
IQVIA Holdings, Inc. *	318,258	74,691,970
Johnson & Johnson	4,370,251	711,170,945

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Merck & Co., Inc.	4,206,416	313,377,992
Mettler-Toledo International, Inc. *	38,852	51,025,109
PerkinElmer, Inc.	186,354	24,157,069
Perrigo Co., plc	221,287	9,212,178
Pfizer, Inc.	9,273,348	358,414,900
Regeneron Pharmaceuticals, Inc. *	174,995	84,225,094
Thermo Fisher Scientific, Inc.	654,493	307,762,243
Vertex Pharmaceuticals, Inc. *	432,028	94,268,510
Viatris, Inc. *	2,016,048	26,813,438
Waters Corp. *	103,844	31,139,700
Zoetis, Inc.	789,868	136,670,860
		3,760,873,364

Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	211,388	38,282,367
American Tower Corp.	738,802	188,224,586
AvalonBay Communities, Inc.	231,636	44,474,112
Boston Properties, Inc.	236,961	25,911,685
CBRE Group, Inc., Class A *	558,582	47,591,186
Crown Castle International Corp.	717,076	135,570,389
Digital Realty Trust, Inc.	467,672	72,166,466
Duke Realty Corp.	623,343	28,997,916
Equinix, Inc.	148,455	107,000,426
Equity Residential	571,211	42,400,992
Essex Property Trust, Inc.	107,920	31,352,918
Extra Space Storage, Inc.	219,790	32,680,575
Federal Realty Investment Trust	116,767	13,175,988
Healthpeak Properties, Inc.	893,048	30,667,268
Host Hotels & Resorts, Inc. *	1,169,150	21,231,764
Iron Mountain, Inc.	476,982	19,136,518
Kimco Realty Corp.	720,481	15,130,101
Mid-America Apartment Communities, Inc.	189,972	29,888,295
Prologis, Inc.	1,229,439	143,266,527
Public Storage	253,117	71,166,376
Realty Income Corp.	620,212	42,887,660
Regency Centers Corp.	261,099	16,621,562
SBA Communications Corp.	181,525	54,406,673
Simon Property Group, Inc.	546,740	66,560,128
UDR, Inc.	491,094	22,811,316
Ventas, Inc.	623,213	34,563,393
Vornado Realty Trust	259,144	11,855,838
Welltower, Inc.	695,995	52,220,505
Weyerhaeuser Co.	1,240,718	48,102,637
		1,488,346,167

Retailing 7.3%
Advance Auto Parts, Inc.	108,506	21,718,561
Amazon.com, Inc. *	711,646	2,467,575,573
AutoZone, Inc. *	36,963	54,118,268
Best Buy Co., Inc.	383,045	44,536,642
CarMax, Inc. *	270,222	36,004,379
Dollar General Corp.	407,400	87,489,150
Dollar Tree, Inc. *	391,081	44,935,207
eBay, Inc.	1,075,587	60,006,999
Etsy, Inc. *	209,631	41,672,547
Genuine Parts Co.	241,213	30,144,389
L Brands, Inc. *	386,398	25,463,628
LKQ Corp. *	461,689	21,565,493
Lowe's Cos., Inc.	1,215,153	238,473,776
O'Reilly Automotive, Inc. *	116,856	64,607,345
Pool Corp.	66,530	28,110,256
Ross Stores, Inc.	591,815	77,492,256
Target Corp.	832,797	172,605,506
The Gap, Inc.	343,811	11,380,144
The Home Depot, Inc.	1,789,784	579,299,387
Security	Number of Shares	Value ($)
The TJX Cos., Inc.	1,995,720	141,696,120
Tractor Supply Co.	194,064	36,600,470
Ulta Beauty, Inc. *	93,385	30,756,350
		4,316,252,446

Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc. *	2,014,842	164,451,404
Analog Devices, Inc.	613,383	93,945,740
Applied Materials, Inc.	1,525,829	202,492,767
Broadcom, Inc.	678,730	309,636,626
Enphase Energy, Inc. *	214,789	29,909,368
Intel Corp.	6,755,309	388,632,927
KLA Corp.	256,211	80,796,139
Lam Research Corp.	237,624	147,433,811
Maxim Integrated Products, Inc.	445,225	41,851,150
Microchip Technology, Inc.	447,966	67,324,810
Micron Technology, Inc. *	1,860,090	160,097,946
Monolithic Power Systems, Inc.	71,675	25,901,912
NVIDIA Corp.	1,030,829	618,889,115
NXP Semiconductors N.V.	460,627	88,675,304
Qorvo, Inc. *	188,402	35,451,604
QUALCOMM, Inc.	1,888,776	262,162,109
Skyworks Solutions, Inc.	273,547	49,602,278
Teradyne, Inc.	276,181	34,544,719
Texas Instruments, Inc.	1,529,948	276,170,913
Xilinx, Inc.	407,572	52,152,913
		3,130,123,555

Software & Services 13.6%
Accenture plc, Class A	1,054,552	305,788,444
Adobe, Inc. *	797,001	405,147,488
Akamai Technologies, Inc. *	272,080	29,575,096
ANSYS, Inc. *	143,899	52,618,108
Autodesk, Inc. *	365,650	106,736,892
Automatic Data Processing, Inc.	711,609	133,063,767
Broadridge Financial Solutions, Inc.	192,922	30,603,217
Cadence Design Systems, Inc. *	464,295	61,180,152
Citrix Systems, Inc.	204,104	25,278,280
Cognizant Technology Solutions Corp., Class A	882,581	70,959,512
DXC Technology Co. *	419,217	13,796,432
Fidelity National Information Services, Inc.	1,032,866	157,925,211
Fiserv, Inc. *	957,292	114,989,915
FleetCor Technologies, Inc. *	138,575	39,870,799
Fortinet, Inc. *	224,973	45,946,236
Gartner, Inc. *	146,906	28,775,947
Global Payments, Inc.	490,954	105,373,457
International Business Machines Corp.	1,485,950	210,826,586
Intuit, Inc.	455,396	187,696,015
Jack Henry & Associates, Inc.	126,513	20,600,112
Mastercard, Inc., Class A	1,457,794	556,964,776
Microsoft Corp.	12,539,879	3,162,306,686
NortonLifeLock, Inc.	963,243	20,815,681
Oracle Corp.	3,083,857	233,725,522
Paychex, Inc.	532,500	51,913,425
Paycom Software, Inc. *	81,743	31,422,827
PayPal Holdings, Inc. *	1,947,284	510,753,120
PTC, Inc. *	174,040	22,788,798
salesforce.com, Inc. *	1,525,906	351,446,670
ServiceNow, Inc. *	326,095	165,124,725
Synopsys, Inc. *	253,635	62,663,063
The Western Union Co.	684,535	17,633,622
Tyler Technologies, Inc. *	67,374	28,624,518

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VeriSign, Inc. *	165,578	36,223,499
Visa, Inc., Class A	2,820,052	658,651,345
		8,057,809,943

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	996,730	67,119,798
Apple Inc.	26,237,593	3,449,193,976
Arista Networks, Inc. *	91,664	28,889,743
CDW Corp.	234,142	41,754,543
Cisco Systems, Inc.	7,020,688	357,423,226
Corning, Inc.	1,279,977	56,587,783
F5 Networks, Inc. *	102,075	19,063,527
FLIR Systems, Inc.	217,711	13,056,129
Hewlett Packard Enterprise Co.	2,161,536	34,627,807
HP, Inc.	2,083,453	71,066,582
IPG Photonics Corp. *	60,191	13,068,068
Juniper Networks, Inc.	540,827	13,731,597
Keysight Technologies, Inc. *	308,909	44,591,014
Motorola Solutions, Inc.	280,314	52,783,125
NetApp, Inc.	368,857	27,549,929
Seagate Technology plc	335,382	31,136,865
TE Connectivity Ltd.	550,251	73,992,252
Trimble, Inc. *	417,420	34,228,440
Western Digital Corp. *	508,655	35,926,303
Zebra Technologies Corp., Class A *	88,879	43,349,843
		4,509,140,550

Telecommunication Services 1.6%
AT&T, Inc.	11,859,590	372,509,722
Lumen Technologies, Inc.	1,633,559	20,958,562
T-Mobile US, Inc. *	971,461	128,359,142
Verizon Communications, Inc.	6,880,245	397,609,358
		919,436,784

Transportation 2.0%
Alaska Air Group, Inc. *	204,931	14,168,929
American Airlines Group, Inc. *	1,057,107	22,960,364
C.H. Robinson Worldwide, Inc.	223,537	21,700,972
CSX Corp.	1,267,436	127,694,177
Delta Air Lines, Inc. *	1,064,265	49,935,314
Expeditors International of Washington, Inc.	282,613	31,047,864
FedEx Corp.	405,363	117,680,932
JB Hunt Transport Services, Inc.	138,603	23,660,918
Kansas City Southern	150,917	44,099,457
Norfolk Southern Corp.	418,745	116,930,354
Old Dominion Freight Line, Inc.	159,721	41,177,671
Southwest Airlines Co. *	983,446	61,740,740
Union Pacific Corp.	1,113,542	247,306,543
United Airlines Holdings, Inc. *	530,024	28,833,306
United Parcel Service, Inc., Class B	1,195,982	243,812,890
		1,192,750,431

Utilities 2.6%
Alliant Energy Corp.	412,684	23,180,460
Ameren Corp.	421,354	35,747,673
Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	826,136	73,286,525
American Water Works Co., Inc.	301,289	46,998,071
Atmos Energy Corp.	212,167	21,978,380
CenterPoint Energy, Inc.	913,325	22,367,329
CMS Energy Corp.	481,142	30,980,733
Consolidated Edison, Inc.	569,672	44,098,310
Dominion Energy, Inc.	1,339,539	107,029,166
DTE Energy Co.	322,725	45,187,955
Duke Energy Corp.	1,277,831	128,664,803
Edison International	633,011	37,632,504
Entergy Corp.	333,620	36,461,330
Evergy, Inc.	377,183	24,128,397
Eversource Energy	570,183	49,161,178
Exelon Corp.	1,623,098	72,942,024
FirstEnergy Corp.	905,673	34,343,120
NextEra Energy, Inc.	3,258,390	252,557,809
NiSource, Inc.	651,767	16,958,977
NRG Energy, Inc.	406,265	14,552,412
Pinnacle West Capital Corp.	188,364	15,945,013
PPL Corp.	1,278,268	37,235,947
Public Service Enterprise Group, Inc.	837,869	52,919,806
Sempra Energy	503,362	69,247,510
The AES Corp.	1,111,992	30,935,618
The Southern Co.	1,756,214	116,208,680
WEC Energy Group, Inc.	523,526	50,871,021
Xcel Energy, Inc.	895,209	63,828,402
		1,555,449,153
Total Common Stock
(Cost $23,085,675,668)		58,823,869,086
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
BNP Paribas S.A.
0.01%, 05/03/21 (b)	21,042,326	21,042,326
Sumitomo Mitsui Trust Bank, Limited
0.01%, 05/03/21 (b)	245,591,532	245,591,532
Total Short-Term Investments
(Cost $266,633,858)		266,633,858

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	1,655	345,431,600	3,244,559
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 04/30/21	Balance of Shares Held at 04/30/21	Dividends Received
The Charles Schwab Corp.	$98,294,462	$6,145,186	($571,780)	($35,845)	$70,836,783	$174,668,806	2,481,091	$864,008

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$58,823,869,086	$—	$—	$58,823,869,086
Short-Term Investments[1]	—	266,633,858	—	266,633,858
Futures Contracts[2]	3,244,559	—	—	3,244,559
Total	$58,827,113,645	$266,633,858	$—	$59,093,747,503
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $64,508,485)		$174,668,806
Investments in securities, at value - unaffiliated (cost $23,287,801,041)		58,915,834,138
Deposit with broker for futures contracts		24,409,000
Receivables:
Fund shares sold		81,621,157
Dividends		41,456,779
Interest	+	111
Total assets		59,237,989,991
Liabilities
Payables:
Investment adviser fees		1,019,115
Fund shares redeemed		50,511,134
Variation margin on futures contracts	+	2,147,364
Total liabilities		53,677,613
Net Assets
Total assets		59,237,989,991
Total liabilities	–	53,677,613
Net assets		$59,184,312,378
Net Assets by Source
Capital received from investors		23,538,913,513
Total distributable earnings		35,645,398,865

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$59,184,312,378		921,690,192		$64.21

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$864,008
Dividends received from securities - unaffiliated		430,643,450
Interest received from securities - unaffiliated		7,477
Securities on loan, net	+	177,506
Total investment income		431,692,441
Expenses
Investment adviser fees		5,256,501
Total expenses	–	5,256,501
Net investment income		426,435,940
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(35,845)
Net realized gains on sales of securities - unaffiliated		52,858,759
Net realized gains on futures contracts	+	52,584,279
Net realized gains		105,407,193
Net change in unrealized appreciation (depreciation) on securities - affiliated		70,836,783
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		12,299,097,577
Net change in unrealized appreciation (depreciation) on futures contracts	+	7,208,668
Net change in unrealized appreciation (depreciation)	+	12,377,143,028
Net realized and unrealized gains		12,482,550,221
Increase in net assets resulting from operations		$12,908,986,161

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$426,435,940	$893,349,734
Net realized gains (losses)		105,407,193	(291,792,502)
Net change in unrealized appreciation (depreciation)	+	12,377,143,028	3,166,046,098
Increase in net assets from operations		12,908,986,161	3,767,603,330
Distributions to Shareholders
Total distributions		($913,293,066)	($829,255,576)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		113,675,296	$6,703,746,934	236,073,289	$11,084,108,165
Shares reinvested		13,207,873	748,622,260	13,928,557	685,702,860
Shares redeemed	+	(75,756,378)	(4,448,008,404)	(232,288,137)	(10,755,681,037)
Net transactions in fund shares		51,126,791	$3,004,360,790	17,713,709	$1,014,129,988
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		870,563,401	$44,184,258,493	852,849,692	$40,231,780,751
Total increase	+	51,126,791	15,000,053,885	17,713,709	3,952,477,742
End of period		921,690,192	$59,184,312,378	870,563,401	$44,184,258,493

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16
Per-Share Data
Net asset value at beginning of period	$73.73	$68.68	$64.19	$62.61	$52.40	$53.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.65	1.38	1.38	1.18	1.08	0.95
Net realized and unrealized gains (losses)	20.93	5.81	6.73	3.05	10.96	0.92
Total from investment operations	21.58	7.19	8.11	4.23	12.04	1.87
Less distributions:
Distributions from net investment income	(1.42)	(1.29)	(1.28)	(1.10)	(0.97)	(0.96)
Distributions from net realized gains	(0.88)	(0.85)	(2.34)	(1.55)	(0.86)	(2.18)
Total distributions	(2.30)	(2.14)	(3.62)	(2.65)	(1.83)	(3.14)
Net asset value at end of period	$93.01	$73.73	$68.68	$64.19	$62.61	$52.40
Total return	29.67% [2]	10.60%	14.20%	6.84%	23.52%	3.87%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05%	0.14% [4]	0.33%
Net operating expenses	N/A	N/A	N/A	N/A [5]	0.12% [4]	0.29%
Net investment income (loss)	1.51% [3]	1.97%	2.15%	1.82%	1.87%	1.86%
Portfolio turnover rate	3% [2]	4%	5%	4%	5%	3%
Net assets, end of period (x 1,000,000)	$12,903	$9,774	$9,346	$7,909	$7,681	$6,432

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.9%
Aptiv plc *	86,128	12,392,958
Autoliv, Inc. *	25,375	2,554,248
BorgWarner, Inc.	77,025	3,741,874
Ford Motor Co. *	1,250,757	14,433,736
Fox Factory Holding Corp. *	13,258	2,031,523
General Motors Co. *	405,079	23,178,620
Gentex Corp.	77,376	2,722,088
Harley-Davidson, Inc.	49,364	2,387,737
Lear Corp.	17,507	3,218,487
Tesla, Inc. *	245,345	174,057,557
Thor Industries, Inc.	17,763	2,515,063
		243,233,891

Banks 4.3%
Bank of America Corp.	2,427,127	98,371,457
Bank OZK	38,957	1,596,847
BOK Financial Corp.	9,479	833,583
Citigroup, Inc.	666,927	47,511,879
Citizens Financial Group, Inc.	135,791	6,284,407
Comerica, Inc.	44,761	3,364,237
Commerce Bancshares, Inc.	34,069	2,650,909
Cullen/Frost Bankers, Inc.	17,758	2,132,025
East West Bancorp, Inc.	45,460	3,461,779
Essent Group Ltd.	35,671	1,875,581
Fifth Third Bancorp	227,910	9,239,471
First Citizens BancShares, Inc., Class A	2,309	2,002,965
First Financial Bankshares, Inc.	45,728	2,244,330
First Horizon Corp.	176,241	3,223,448
First Republic Bank	56,216	10,301,020
Glacier Bancorp, Inc.	30,409	1,792,611
Huntington Bancshares, Inc.	322,903	4,946,874
JPMorgan Chase & Co.	974,914	149,951,522
KeyCorp	311,302	6,773,932
M&T Bank Corp.	41,304	6,513,228
New York Community Bancorp, Inc.	150,971	1,805,613
People's United Financial, Inc.	136,959	2,483,067
Pinnacle Financial Partners, Inc.	24,312	2,130,704
Popular, Inc.	26,787	1,981,167
Prosperity Bancshares, Inc.	29,802	2,186,275
Regions Financial Corp.	305,518	6,660,292
Signature Bank	18,107	4,554,092
South State Corp.	22,630	1,908,162
SVB Financial Group *	17,264	9,872,073
Synovus Financial Corp.	47,464	2,224,163
TCF Financial Corp.	48,422	2,204,169
TFS Financial Corp.	16,400	320,784
The PNC Financial Services Group, Inc.	135,527	25,336,773
Truist Financial Corp.	430,663	25,542,623
U.S. Bancorp	437,020	25,937,137
United Bankshares, Inc.	41,048	1,611,955
Wells Fargo & Co.	1,321,054	59,513,483
Security	Number of Shares	Value ($)
Western Alliance Bancorp	32,835	3,449,973
Zions Bancorp NA	52,560	2,932,848
		547,727,458

Capital Goods 6.0%
3M Co.	185,022	36,475,237
A.O. Smith Corp.	43,561	2,951,258
Advanced Drainage Systems, Inc.	15,735	1,756,970
AECOM *	46,716	3,103,344
AGCO Corp.	19,730	2,879,002
Air Lease Corp.	34,403	1,606,964
Allegion plc	28,787	3,868,397
Allison Transmission Holdings, Inc.	35,189	1,459,288
AMETEK, Inc.	73,567	9,926,395
Axon Enterprise, Inc. *	20,508	3,109,218
Bloom Energy Corp., Class A *	39,044	1,013,973
Builders FirstSource, Inc. *	65,248	3,175,620
BWX Technologies, Inc.	30,653	2,051,299
Carlisle Cos., Inc.	17,164	3,289,481
Carrier Global Corp.	261,537	11,397,782
Caterpillar, Inc.	174,249	39,747,939
Chart Industries, Inc. *	11,204	1,799,698
Colfax Corp. *	36,598	1,653,864
Crane Co.	15,943	1,499,599
Cummins, Inc.	47,190	11,893,768
Curtiss-Wright Corp.	12,887	1,648,247
Deere & Co.	100,146	37,139,144
Donaldson Co., Inc.	40,627	2,554,626
Dover Corp.	45,752	6,825,741
Eaton Corp. plc	127,397	18,208,853
EMCOR Group, Inc.	17,522	2,099,136
Emerson Electric Co.	191,505	17,329,287
Fastenal Co.	183,457	9,591,132
Flowserve Corp.	40,959	1,623,615
Fortive Corp.	107,869	7,639,283
Fortune Brands Home & Security, Inc.	44,568	4,678,749
FuelCell Energy, Inc. *	101,414	984,730
Generac Holdings, Inc. *	20,156	6,529,536
General Dynamics Corp.	74,157	14,106,886
General Electric Co.	2,802,211	36,765,008
Graco, Inc.	53,980	4,145,664
HEICO Corp.	13,578	1,911,782
HEICO Corp., Class A	23,421	2,957,604
Honeywell International, Inc.	222,168	49,552,351
Howmet Aerospace, Inc. *	125,093	3,997,972
Hubbell, Inc.	17,387	3,338,478
Huntington Ingalls Industries, Inc.	12,769	2,711,114
IDEX Corp.	24,343	5,457,701
Illinois Tool Works, Inc.	92,009	21,204,394
Ingersoll Rand, Inc. *	119,185	5,888,931
ITT, Inc.	27,742	2,616,348
Johnson Controls International plc	230,632	14,377,599
L3Harris Technologies, Inc.	65,668	13,739,716
Lennox International, Inc.	10,966	3,677,338
Lincoln Electric Holdings, Inc.	19,086	2,443,962
Lockheed Martin Corp.	78,688	29,945,505
Masco Corp.	81,800	5,225,384

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MasTec, Inc. *	17,744	1,851,764
Nikola Corp. *(a)	43,907	508,004
Nordson Corp.	17,400	3,678,534
Northrop Grumman Corp.	49,593	17,577,743
Oshkosh Corp.	21,835	2,716,929
Otis Worldwide Corp.	130,077	10,129,096
Owens Corning	33,352	3,228,807
PACCAR, Inc.	110,568	9,937,852
Parker-Hannifin Corp.	41,157	12,915,478
Pentair plc	52,755	3,403,225
Plug Power, Inc. *	159,449	4,545,891
Proto Labs, Inc. *	8,959	1,003,945
Quanta Services, Inc.	44,503	4,300,770
Raytheon Technologies Corp.	485,381	40,403,114
RBC Bearings, Inc. *	8,125	1,620,369
Regal Beloit Corp.	12,969	1,873,113
Rexnord Corp.	38,335	1,914,067
Rockwell Automation, Inc.	37,204	9,831,529
Roper Technologies, Inc.	33,589	14,995,473
Sensata Technologies Holding plc *	50,468	2,914,022
SiteOne Landscape Supply, Inc. *	14,031	2,516,881
Snap-on, Inc.	17,344	4,120,934
Stanley Black & Decker, Inc.	51,479	10,644,313
Sunrun, Inc. *	50,761	2,487,289
Teledyne Technologies, Inc. *	11,847	5,304,494
Textron, Inc.	72,311	4,645,259
The AZEK Co., Inc. *	39,973	1,929,896
The Boeing Co. *	175,351	41,086,493
The Middleby Corp. *	17,944	3,253,606
The Timken Co.	21,808	1,829,037
The Toro Co.	34,600	3,965,160
Trane Technologies plc	76,047	13,219,250
TransDigm Group, Inc. *	17,484	10,730,630
Trex Co., Inc. *	37,233	4,020,792
United Rentals, Inc. *	23,091	7,387,965
Vertiv Holdings Co.	78,015	1,770,940
Virgin Galactic Holdings, Inc. *(a)	40,939	906,799
W.W. Grainger, Inc.	13,990	6,065,225
Watsco, Inc.	10,409	3,048,380
Westinghouse Air Brake Technologies Corp.	56,814	4,662,725
WillScot Mobile Mini Holdings Corp. *	58,882	1,723,476
Woodward, Inc.	18,751	2,344,062
Xylem, Inc.	57,766	6,391,808
		778,980,051

Commercial & Professional Services 1.1%
ADT, Inc.	48,281	444,185
ASGN, Inc. *	17,098	1,798,368
Booz Allen Hamilton Holding Corp.	43,804	3,633,542
CACI International, Inc., Class A *	8,134	2,073,031
Cintas Corp.	28,262	9,754,347
Clean Harbors, Inc. *	15,849	1,409,927
Copart, Inc. *	66,517	8,282,032
CoreLogic, Inc.	23,195	1,848,642
CoStar Group, Inc. *	12,580	10,748,729
Dun & Bradstreet Holdings, Inc. *	43,190	1,026,194
Equifax, Inc.	38,949	8,928,279
Exponent, Inc.	16,491	1,588,578
IAA, Inc. *	43,379	2,724,635
IHS Markit Ltd.	118,932	12,794,705
Jacobs Engineering Group, Inc.	41,608	5,559,245
Leidos Holdings, Inc.	42,446	4,298,931
ManpowerGroup, Inc.	17,414	2,105,178
MSA Safety, Inc.	11,664	1,875,105
Nielsen Holdings plc	115,046	2,950,930
Republic Services, Inc.	67,520	7,177,376
Security	Number of Shares	Value ($)
Robert Half International, Inc.	36,215	3,172,796
Rollins, Inc.	70,025	2,610,532
Science Applications International Corp.	18,491	1,653,465
Stericycle, Inc. *	29,291	2,234,318
Tetra Tech, Inc.	17,303	2,208,382
TransUnion	61,071	6,387,416
TriNet Group, Inc. *	12,768	1,004,969
Upwork, Inc. *	29,536	1,360,428
Verisk Analytics, Inc.	51,935	9,774,167
Waste Management, Inc.	124,390	17,162,088
		138,590,520

Consumer Durables & Apparel 1.4%
Brunswick Corp.	24,806	2,657,467
Capri Holdings Ltd. *	48,244	2,657,280
Carter's, Inc. *	13,909	1,513,160
Columbia Sportswear Co.	9,701	1,057,506
Crocs, Inc. *	20,747	2,077,190
D.R. Horton, Inc.	105,528	10,372,347
Deckers Outdoor Corp. *	9,014	3,048,535
Garmin Ltd.	47,849	6,566,797
Hanesbrands, Inc.	112,874	2,377,126
Hasbro, Inc.	40,945	4,071,980
Helen of Troy Ltd. *	7,691	1,624,416
Leggett & Platt, Inc.	42,925	2,132,085
Lennar Corp., Class A	87,430	9,057,748
Lululemon Athletica, Inc. *	37,856	12,691,981
Mattel, Inc. *	111,642	2,395,837
Mohawk Industries, Inc. *	18,820	3,867,510
Newell Brands, Inc.	120,077	3,237,276
NIKE, Inc., Class B	406,263	53,878,599
NVR, Inc. *	1,111	5,575,109
Peloton Interactive, Inc., Class A *	84,191	8,280,185
Polaris, Inc.	18,621	2,607,499
PulteGroup, Inc.	85,120	5,032,294
PVH Corp. *	22,544	2,551,530
Ralph Lauren Corp. *	15,438	2,057,731
Skechers U.S.A., Inc., Class A *	44,019	2,134,481
Tapestry, Inc. *	89,131	4,264,918
Tempur Sealy International, Inc.	61,000	2,326,540
Toll Brothers, Inc.	35,310	2,213,937
TopBuild Corp. *	10,524	2,340,327
VF Corp.	102,514	8,986,377
Whirlpool Corp.	20,068	4,745,079
YETI Holdings, Inc. *	23,883	2,040,086
		180,440,933

Consumer Services 2.2%
Airbnb, Inc., Class A *	23,384	4,038,651
Aramark	81,526	3,168,916
Booking Holdings, Inc. *	13,091	32,283,453
Boyd Gaming Corp. *	25,658	1,697,277
Bright Horizons Family Solutions, Inc. *	19,517	2,826,647
Caesars Entertainment, Inc. *	66,760	6,531,798
Carnival Corp. *	255,514	7,144,171
Chegg, Inc. *	44,808	4,047,507
Chipotle Mexican Grill, Inc. *	8,976	13,392,461
Choice Hotels International, Inc. *	9,153	1,041,611
Churchill Downs, Inc.	10,997	2,325,866
Darden Restaurants, Inc.	41,833	6,137,738
Domino's Pizza, Inc.	12,328	5,206,608
DraftKings, Inc., Class A *	103,307	5,853,375
Expedia Group, Inc. *	44,210	7,791,128
Hilton Worldwide Holdings, Inc. *	88,656	11,410,027
Las Vegas Sands Corp. *	105,400	6,456,804
Marriott International, Inc., Class A *	84,884	12,606,972

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marriott Vacations Worldwide Corp. *	13,042	2,316,650
McDonald's Corp.	238,161	56,225,049
MGM Resorts International	131,489	5,354,232
Norwegian Cruise Line Holdings Ltd. *	115,274	3,579,258
Penn National Gaming, Inc. *	47,319	4,217,069
Planet Fitness, Inc., Class A *	26,319	2,210,533
Royal Caribbean Cruises Ltd. *	70,197	6,103,629
Service Corp. International	53,650	2,867,056
Starbucks Corp.	376,159	43,066,444
Terminix Global Holdings, Inc. *	42,618	2,168,830
Texas Roadhouse, Inc.	21,017	2,249,239
The Wendy's Co.	57,183	1,290,620
Vail Resorts, Inc. *	12,915	4,199,441
Vivint Smart Home, Inc. *	13,952	167,145
Wyndham Hotels & Resorts, Inc.	29,566	2,161,570
Wynn Resorts Ltd. *	33,464	4,296,778
Yum! Brands, Inc.	95,735	11,442,247
		287,876,800

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	13,551	2,184,015
AGNC Investment Corp.	171,831	3,080,930
Ally Financial, Inc.	118,778	6,111,128
American Express Co.	208,630	31,993,411
Ameriprise Financial, Inc.	37,316	9,642,454
Annaly Capital Management, Inc.	442,229	4,015,439
Apollo Global Management, Inc.	67,447	3,734,540
Ares Management Corp., Class A	34,339	1,803,484
Berkshire Hathaway, Inc., Class B *	609,074	167,464,896
BlackRock, Inc.	45,374	37,174,918
Capital One Financial Corp.	146,878	21,896,572
Cboe Global Markets, Inc.	34,146	3,563,818
CME Group, Inc.	114,774	23,183,200
Credit Acceptance Corp. *	3,689	1,456,380
Discover Financial Services	97,686	11,136,204
Equitable Holdings, Inc.	124,270	4,253,762
Evercore, Inc., Class A	13,378	1,874,659
FactSet Research Systems, Inc.	12,052	4,052,123
Franklin Resources, Inc.	87,375	2,621,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,111	1,315,816
Interactive Brokers Group, Inc., Class A	26,085	1,865,599
Intercontinental Exchange, Inc.	179,464	21,124,708
Invesco Ltd.	119,698	3,231,846
Janus Henderson Group plc	54,453	1,872,639
Jefferies Financial Group, Inc.	65,560	2,131,356
KKR & Co., Inc.	184,147	10,419,037
Lazard Ltd., Class A	36,647	1,648,749
LPL Financial Holdings, Inc.	25,415	3,982,531
MarketAxess Holdings, Inc.	12,178	5,948,466
Moody's Corp.	51,434	16,804,002
Morgan Stanley	479,538	39,585,862
Morningstar, Inc.	6,820	1,807,368
MSCI, Inc.	26,448	12,847,645
Nasdaq, Inc.	36,859	5,954,203
Northern Trust Corp.	66,757	7,596,947
OneMain Holdings, Inc.	26,615	1,513,595
Open Lending Corp., Class A *	31,321	1,223,085
Raymond James Financial, Inc.	39,198	5,126,315
S&P Global, Inc.	76,879	30,012,793
Santander Consumer USA Holdings, Inc.	23,104	784,150
SEI Investments Co.	37,651	2,313,277
SLM Corp.	106,317	2,090,192
Starwood Property Trust, Inc.	91,257	2,356,256
State Street Corp.	112,763	9,466,454
Stifel Financial Corp.	34,046	2,355,643
Synchrony Financial	174,562	7,635,342
Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	72,712	13,029,990
The Bank of New York Mellon Corp.	257,300	12,834,124
The Blackstone Group, Inc., Class A	218,547	19,339,224
The Carlyle Group, Inc.	37,228	1,588,147
The Charles Schwab Corp. (b)	476,486	33,544,614
The Goldman Sachs Group, Inc.	109,947	38,311,032
Tradeweb Markets, Inc., Class A	32,339	2,628,514
Voya Financial, Inc.	39,670	2,690,419
		668,223,123

Energy 2.4%
APA Corp.	119,366	2,387,320
Baker Hughes Co.	231,978	4,658,118
Cabot Oil & Gas Corp.	126,555	2,109,672
Cheniere Energy, Inc. *	73,723	5,715,007
Chevron Corp.	615,358	63,424,949
Cimarex Energy Co.	33,342	2,207,240
ConocoPhillips	433,007	22,143,978
Continental Resources, Inc. *	19,852	540,768
Devon Energy Corp.	189,698	4,435,139
Diamondback Energy, Inc.	58,051	4,744,508
EOG Resources, Inc.	186,819	13,757,351
Exxon Mobil Corp.	1,352,769	77,432,498
Halliburton Co.	284,209	5,559,128
Hess Corp.	87,621	6,528,641
Kinder Morgan, Inc.	621,588	10,598,075
Marathon Oil Corp.	253,416	2,853,464
Marathon Petroleum Corp.	207,613	11,553,663
NOV, Inc. *	123,569	1,847,357
Occidental Petroleum Corp.	268,632	6,812,508
ONEOK, Inc.	142,290	7,447,459
Ovintiv, Inc.	82,564	1,975,757
Phillips 66	139,368	11,276,265
Pioneer Natural Resources Co.	65,842	10,128,475
Schlumberger N.V.	447,624	12,108,229
Targa Resources Corp.	73,044	2,533,896
TechnipFMC plc *	131,578	973,677
The Williams Cos., Inc.	387,658	9,443,349
Valero Energy Corp.	130,251	9,633,364
		314,829,855

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A (a)	15,416	286,275
BJ's Wholesale Club Holdings, Inc. *	43,664	1,950,471
Casey's General Stores, Inc.	11,925	2,649,616
Costco Wholesale Corp.	141,429	52,624,317
Performance Food Group Co. *	42,287	2,482,247
Sysco Corp.	162,788	13,793,027
The Kroger Co.	243,956	8,914,152
U.S. Foods Holding Corp. *	70,940	2,941,173
Walgreens Boots Alliance, Inc.	228,773	12,147,846
Walmart, Inc.	442,888	61,964,460
		159,753,584

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	594,001	28,363,548
Archer-Daniels-Midland Co.	178,623	11,276,470
Beyond Meat, Inc. *	15,715	2,069,351
Brown-Forman Corp., Class B	58,599	4,469,932
Bunge Ltd.	44,781	3,780,412
Campbell Soup Co.	64,230	3,066,983
Conagra Brands, Inc.	155,180	5,755,626
Constellation Brands, Inc., Class A	54,351	13,061,632
Darling Ingredients, Inc. *	52,331	3,634,388
Flowers Foods, Inc.	61,589	1,475,672

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Freshpet, Inc. *	13,951	2,578,424
General Mills, Inc.	195,056	11,871,108
Hormel Foods Corp.	89,022	4,112,816
Ingredion, Inc.	21,710	2,027,931
Kellogg Co.	81,754	5,103,085
Keurig Dr Pepper, Inc.	185,031	6,633,361
Lamb Weston Holdings, Inc.	47,067	3,788,894
Lancaster Colony Corp.	6,287	1,161,272
McCormick & Co., Inc. - Non Voting Shares	79,620	7,194,463
Molson Coors Beverage Co., Class B *	60,438	3,321,068
Mondelez International, Inc., Class A	450,597	27,400,804
Monster Beverage Corp. *	117,946	11,446,659
PepsiCo, Inc.	440,535	63,507,526
Philip Morris International, Inc.	497,421	47,254,995
Pilgrim's Pride Corp. *	16,389	392,680
Post Holdings, Inc. *	19,372	2,204,146
The Boston Beer Co., Inc., Class A *	2,954	3,593,511
The Coca-Cola Co.	1,238,873	66,874,365
The Hershey Co.	46,816	7,691,869
The JM Smucker Co.	34,914	4,573,385
The Kraft Heinz Co.	207,156	8,553,471
Tyson Foods, Inc., Class A	94,203	7,296,022
		375,535,869

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	24,083	1,047,851
Abbott Laboratories	565,953	67,959,636
ABIOMED, Inc. *	14,525	4,658,603
Acadia Healthcare Co., Inc. *	28,278	1,722,696
Align Technology, Inc. *	22,986	13,688,853
Amedisys, Inc. *	10,599	2,860,140
AmerisourceBergen Corp.	47,218	5,703,934
Anthem, Inc.	78,244	29,684,991
Baxter International, Inc.	161,070	13,802,088
Becton, Dickinson & Co.	92,828	23,096,535
Boston Scientific Corp. *	452,923	19,747,443
Cardinal Health, Inc.	93,202	5,623,809
Centene Corp. *	186,032	11,485,616
Cerner Corp.	98,194	7,369,460
Change Healthcare, Inc. *	72,713	1,668,763
Chemed Corp.	5,168	2,463,120
Cigna Corp.	112,405	27,989,969
CVS Health Corp.	418,940	32,007,016
Danaher Corp.	202,521	51,428,183
DaVita, Inc. *	23,338	2,719,577
DENTSPLY SIRONA, Inc.	69,465	4,689,582
DexCom, Inc. *	30,795	11,889,949
Edwards Lifesciences Corp. *	199,211	19,028,635
Encompass Health Corp.	31,426	2,666,810
Envista Holdings Corp. *	50,823	2,199,619
Globus Medical, Inc., Class A *	24,436	1,753,772
Guardant Health, Inc. *	27,349	4,347,944
Haemonetics Corp. *	16,463	1,107,301
HCA Healthcare, Inc.	84,813	17,052,502
HealthEquity, Inc. *	26,878	2,041,922
Henry Schein, Inc. *	45,429	3,293,603
Hill-Rom Holdings, Inc.	21,219	2,338,758
Hologic, Inc. *	82,376	5,399,747
Humana, Inc.	41,217	18,351,457
IDEXX Laboratories, Inc. *	27,313	14,994,564
Inspire Medical Systems, Inc. *	8,557	2,026,469
Insulet Corp. *	21,155	6,245,379
Integra LifeSciences Holdings Corp. *	22,791	1,688,357
Intuitive Surgical, Inc. *	37,618	32,539,570
iRhythm Technologies, Inc. *	9,165	713,587
Laboratory Corp. of America Holdings *	31,155	8,283,180
Security	Number of Shares	Value ($)
LHC Group, Inc. *	10,032	2,089,365
Masimo Corp. *	16,322	3,797,640
McKesson Corp.	50,861	9,539,489
Medtronic plc	430,638	56,379,127
Molina Healthcare, Inc. *	18,438	4,703,534
Nevro Corp. *	10,972	1,896,071
Novocure Ltd. *	27,275	5,566,827
Oak Street Health, Inc. *	5,360	330,337
Omnicell, Inc. *	13,935	2,020,854
Penumbra, Inc. *	10,735	3,284,803
Quest Diagnostics, Inc.	42,766	5,639,980
Quidel Corp. *	12,149	1,273,094
ResMed, Inc.	46,594	8,758,274
Schrodinger, Inc. *	11,621	885,985
STERIS plc	27,399	5,781,737
Stryker Corp.	104,525	27,451,401
Tandem Diabetes Care, Inc. *	19,929	1,831,475
Teladoc Health, Inc. *	41,589	7,167,864
Teleflex, Inc.	14,930	6,307,626
Tenet Healthcare Corp. *	34,039	2,017,151
The Cooper Cos., Inc.	15,726	6,461,656
UnitedHealth Group, Inc.	301,979	120,429,225
Universal Health Services, Inc., Class B	24,632	3,655,635
Veeva Systems, Inc., Class A *	43,555	12,302,110
West Pharmaceutical Services, Inc.	23,664	7,774,097
Zimmer Biomet Holdings, Inc.	66,529	11,786,278
		808,512,625

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	78,641	6,742,679
Colgate-Palmolive Co.	270,836	21,856,465
Coty, Inc., Class A *	92,347	924,393
Herbalife Nutrition Ltd. *	27,733	1,269,339
Kimberly-Clark Corp.	108,214	14,427,091
Reynolds Consumer Products, Inc.	17,599	516,003
The Clorox Co.	40,055	7,310,038
The Estee Lauder Cos., Inc., Class A	73,377	23,025,703
The Procter & Gamble Co.	786,770	104,970,853
		181,042,564

Insurance 2.1%
Aflac, Inc.	204,378	10,981,230
Alleghany Corp. *	4,448	3,020,059
American Financial Group, Inc.	22,384	2,750,098
American International Group, Inc.	276,125	13,378,256
Aon plc, Class A	72,272	18,172,072
Arch Capital Group Ltd. *	128,692	5,110,359
Arthur J. Gallagher & Co.	61,999	8,986,755
Assurant, Inc.	18,426	2,867,086
Athene Holding Ltd., Class A *	40,153	2,395,929
Brown & Brown, Inc.	74,443	3,958,879
Chubb Ltd.	143,856	24,684,251
Cincinnati Financial Corp.	48,089	5,418,668
CNA Financial Corp.	8,422	395,244
Erie Indemnity Co., Class A	7,915	1,693,968
Everest Re Group Ltd.	12,662	3,506,741
Fidelity National Financial, Inc.	93,127	4,248,454
First American Financial Corp.	35,382	2,282,139
Globe Life, Inc.	30,423	3,118,053
Kemper Corp.	19,642	1,533,255
Kinsale Capital Group, Inc.	6,790	1,181,528
Lemonade, Inc. *	5,521	499,098
Lincoln National Corp.	57,618	3,695,042
Loews Corp.	72,105	4,019,854
Markel Corp. *	4,425	5,205,658
Marsh & McLennan Cos., Inc.	162,418	22,040,123

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MetLife, Inc.	240,440	15,299,197
Old Republic International Corp.	89,629	2,206,666
Primerica, Inc.	12,550	2,005,113
Principal Financial Group, Inc.	81,205	5,186,563
Prudential Financial, Inc.	127,071	12,752,846
Reinsurance Group of America, Inc.	21,947	2,864,742
RenaissanceRe Holdings Ltd.	16,326	2,755,992
RLI Corp.	12,510	1,394,365
The Allstate Corp.	97,052	12,306,194
The Hartford Financial Services Group, Inc.	113,828	7,508,095
The Progressive Corp.	187,166	18,855,103
The Travelers Cos., Inc.	80,418	12,437,448
Unum Group	64,056	1,810,223
W.R. Berkley Corp.	44,593	3,554,954
Willis Towers Watson plc	41,195	10,663,738
		266,744,038

Materials 2.7%
Air Products & Chemicals, Inc.	70,742	20,407,652
Albemarle Corp.	37,401	6,289,726
Alcoa Corp. *	59,778	2,190,266
Amcor plc	497,827	5,849,467
AptarGroup, Inc.	20,939	3,157,811
Ashland Global Holdings, Inc.	17,332	1,494,192
Avery Dennison Corp.	26,399	5,653,874
Axalta Coating Systems Ltd. *	65,639	2,093,228
Ball Corp.	104,506	9,785,942
Berry Global Group, Inc. *	42,832	2,724,972
Celanese Corp.	36,669	5,744,199
CF Industries Holdings, Inc.	67,984	3,306,062
Cleveland-Cliffs, Inc. *	145,708	2,602,345
Corteva, Inc.	237,697	11,590,106
Crown Holdings, Inc.	43,368	4,761,806
Dow, Inc.	237,861	14,866,312
DuPont de Nemours, Inc.	172,196	13,278,034
Eagle Materials, Inc. *	13,568	1,874,283
Eastman Chemical Co.	43,483	5,017,503
Ecolab, Inc.	79,493	17,815,971
Element Solutions, Inc.	69,280	1,515,846
FMC Corp.	41,171	4,868,059
Freeport-McMoRan, Inc.	466,827	17,604,046
Graphic Packaging Holding Co.	86,503	1,604,631
Huntsman Corp.	62,571	1,793,911
International Flavors & Fragrances, Inc.	79,421	11,291,284
International Paper Co.	125,977	7,306,666
Linde plc	167,014	47,739,282
LyondellBasell Industries N.V., Class A	82,195	8,526,909
Martin Marietta Materials, Inc.	19,977	7,054,278
NewMarket Corp.	2,325	805,822
Newmont Corp.	255,994	15,976,586
Nucor Corp.	95,262	7,836,252
Packaging Corp. of America	30,458	4,497,124
PPG Industries, Inc.	75,752	12,971,772
Quaker Chemical Corp.	4,203	1,018,597
Reliance Steel & Aluminum Co.	20,118	3,225,117
Royal Gold, Inc.	20,934	2,341,677
RPM International, Inc.	41,281	3,915,090
Sealed Air Corp.	49,091	2,425,095
Sonoco Products Co.	32,550	2,130,723
Steel Dynamics, Inc.	63,501	3,443,024
The Mosaic Co.	110,707	3,894,672
The Scotts Miracle-Gro Co.	12,918	2,986,125
The Sherwin-Williams Co.	77,291	21,167,686
United States Steel Corp.	83,258	1,915,767
Vulcan Materials Co.	42,450	7,566,288
Security	Number of Shares	Value ($)
Westlake Chemical Corp.	11,139	1,045,841
WestRock Co.	84,402	4,705,411
		353,677,332

Media & Entertainment 9.2%
Activision Blizzard, Inc.	247,597	22,578,370
Alphabet, Inc., Class A *	96,087	226,140,754
Alphabet, Inc., Class C *	92,097	221,964,822
Altice USA, Inc., Class A *	78,894	2,864,641
Cable One, Inc.	1,751	3,134,290
Charter Communications, Inc., Class A *	45,175	30,423,104
Comcast Corp., Class A	1,460,153	81,987,591
Discovery, Inc., Class A *	52,698	1,984,607
Discovery, Inc., Class C *	91,915	2,969,774
DISH Network Corp., Class A *	79,868	3,577,288
Electronic Arts, Inc.	91,735	13,033,709
Facebook, Inc., Class A *	768,572	249,847,386
Fox Corp., Class A	107,298	4,015,091
Fox Corp., Class B	48,913	1,779,455
IAC/InterActiveCorp *	26,565	6,733,430
Liberty Broadband Corp., Class C *	67,656	11,008,984
Liberty Media Corp. - Liberty Formula One, Class C *	64,447	3,025,142
Liberty Media Corp. - Liberty SiriusXM, Class C *	54,487	2,464,447
Live Nation Entertainment, Inc. *	45,809	3,750,841
Match Group, Inc. *	85,779	13,349,786
Netflix, Inc. *	141,514	72,663,194
News Corp., Class A	124,961	3,273,353
Nexstar Media Group, Inc., Class A	13,897	2,048,557
Omnicom Group, Inc.	69,021	5,677,667
Pinterest, Inc., Class A *	169,779	11,268,232
Roku, Inc. *	35,436	12,153,485
Sirius XM Holdings, Inc.	366,079	2,233,082
Snap, Inc., Class A *	296,609	18,336,368
Take-Two Interactive Software, Inc. *	36,853	6,463,279
The Interpublic Group of Cos., Inc.	123,829	3,931,571
The New York Times Co., Class A	45,853	2,082,185
The Walt Disney Co. *	579,949	107,882,113
Twitter, Inc. *	255,396	14,102,967
ViacomCBS, Inc., Class B	186,952	7,668,771
Zillow Group, Inc., Class A *	11,796	1,572,997
Zillow Group, Inc., Class C *	49,085	6,386,940
Zynga, Inc., Class A *	323,361	3,498,766
		1,187,877,039

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
10X Genomics, Inc., Class A *	23,240	4,596,872
AbbVie, Inc.	564,296	62,919,004
ACADIA Pharmaceuticals, Inc. *	36,819	756,999
Acceleron Pharma, Inc. *	16,680	2,084,500
Adaptive Biotechnologies Corp. *	26,071	1,084,554
Agilent Technologies, Inc.	97,579	13,040,458
Alexion Pharmaceuticals, Inc. *	70,238	11,847,746
Allakos, Inc. *	10,330	1,127,210
Alnylam Pharmaceuticals, Inc. *	37,317	5,248,263
Amgen, Inc.	184,556	44,227,000
Amicus Therapeutics, Inc. *	82,869	815,431
Arrowhead Pharmaceuticals, Inc. *	32,794	2,386,091
Avantor, Inc. *	165,464	5,301,467
Beam Therapeutics, Inc. *	8,469	694,458
Berkeley Lights, Inc. *	2,690	132,106
Bio-Rad Laboratories, Inc., Class A *	6,835	4,306,939
Bio-Techne Corp.	12,415	5,307,288
Biogen, Inc. *	48,593	12,990,367

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Biohaven Pharmaceutical Holding Co., Ltd. *	17,010	1,277,451
BioMarin Pharmaceutical, Inc. *	58,484	4,557,073
Blueprint Medicines Corp. *	18,476	1,779,608
Bridgebio Pharma, Inc. *	31,067	1,737,267
Bristol-Myers Squibb Co.	715,804	44,680,486
Bruker Corp.	32,108	2,200,040
Catalent, Inc. *	54,634	6,144,686
Charles River Laboratories International, Inc. *	15,998	5,318,535
Denali Therapeutics, Inc. *	25,502	1,541,341
Editas Medicine, Inc. *	20,903	773,620
Elanco Animal Health, Inc. *	151,782	4,813,007
Eli Lilly & Co.	254,195	46,459,220
Emergent BioSolutions, Inc. *	14,319	873,173
Exact Sciences Corp. *	54,160	7,139,371
Exelixis, Inc. *	100,412	2,472,143
Fate Therapeutics, Inc. *	25,409	2,220,492
Gilead Sciences, Inc.	401,754	25,499,326
Halozyme Therapeutics, Inc. *	40,394	2,017,680
Horizon Therapeutics plc *	71,818	6,795,419
Illumina, Inc. *	46,659	18,329,522
Immunovant, Inc. *	15,864	248,748
Incyte Corp. *	59,846	5,109,651
Intellia Therapeutics, Inc. *	19,807	1,520,583
Invitae Corp. *	55,117	1,923,583
Ionis Pharmaceuticals, Inc. *	44,386	1,900,608
Iovance Biotherapeutics, Inc. *	43,800	1,377,072
IQVIA Holdings, Inc. *	61,138	14,348,477
Jazz Pharmaceuticals plc *	17,918	2,945,719
Johnson & Johnson	839,764	136,654,796
Kodiak Sciences, Inc. *	9,997	1,208,037
Medpace Holdings, Inc. *	8,782	1,490,130
Merck & Co., Inc.	808,268	60,215,966
Mettler-Toledo International, Inc. *	7,487	9,832,827
Mirati Therapeutics, Inc. *	14,580	2,423,488
Moderna, Inc. *	97,240	17,388,457
Natera, Inc. *	25,254	2,778,445
NeoGenomics, Inc. *	37,251	1,824,926
Neurocrine Biosciences, Inc. *	30,228	2,856,244
Novavax, Inc. *	21,829	5,171,945
Pacific Biosciences of California, Inc. *	61,305	1,829,954
PerkinElmer, Inc.	35,574	4,611,458
Perrigo Co., plc	42,834	1,783,179
Pfizer, Inc.	1,782,252	68,884,040
PPD, Inc. *	34,504	1,594,085
PRA Health Sciences, Inc. *	20,557	3,430,758
Regeneron Pharmaceuticals, Inc. *	33,571	16,157,722
Repligen Corp. *	16,222	3,434,360
Royalty Pharma plc, Class A	27,177	1,195,788
Sage Therapeutics, Inc. *	16,220	1,277,487
Sarepta Therapeutics, Inc. *	25,457	1,803,374
Seagen, Inc. *	40,483	5,819,836
Syneos Health, Inc. *	26,242	2,226,634
TG Therapeutics, Inc. *	36,602	1,636,475
Thermo Fisher Scientific, Inc.	125,877	59,191,142
Turning Point Therapeutics, Inc. *	13,470	1,026,818
Twist Bioscience Corp. *	13,574	1,821,495
Ultragenyx Pharmaceutical, Inc. *	20,294	2,265,622
United Therapeutics Corp. *	14,140	2,850,058
Vertex Pharmaceuticals, Inc. *	83,123	18,137,439
Viatris, Inc. *	383,169	5,096,148
Waters Corp. *	19,931	5,976,709
Zoetis, Inc.	151,745	26,256,437
		875,022,933

Security	Number of Shares	Value ($)
Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	40,736	7,377,290
American Campus Communities, Inc.	44,609	2,016,773
American Homes 4 Rent, Class A	86,502	3,204,034
American Tower Corp.	141,976	36,171,226
Americold Realty Trust	80,291	3,242,954
Apartment Income REIT Corp.	47,778	2,157,177
AvalonBay Communities, Inc.	44,690	8,580,480
Boston Properties, Inc.	45,542	4,980,018
Brixmor Property Group, Inc.	96,266	2,150,582
Camden Property Trust	30,969	3,731,145
CBRE Group, Inc., Class A *	107,623	9,169,480
CoreSite Realty Corp.	13,509	1,641,208
Cousins Properties, Inc.	47,237	1,732,181
Crown Castle International Corp.	137,826	26,057,384
CubeSmart	63,457	2,686,769
CyrusOne, Inc.	38,093	2,774,313
Digital Realty Trust, Inc.	89,785	13,854,723
Douglas Emmett, Inc.	52,267	1,753,035
Duke Realty Corp.	119,662	5,566,676
EastGroup Properties, Inc.	12,718	2,017,838
Equinix, Inc.	28,543	20,572,653
Equity LifeStyle Properties, Inc.	53,793	3,733,234
Equity Residential	109,854	8,154,462
Essex Property Trust, Inc.	20,729	6,022,189
eXp World Holdings, Inc. *	17,764	610,371
Extra Space Storage, Inc.	42,354	6,297,616
Federal Realty Investment Trust	22,481	2,536,756
First Industrial Realty Trust, Inc.	41,572	2,069,038
Gaming & Leisure Properties, Inc.	70,087	3,258,345
Healthcare Trust of America, Inc., Class A	71,037	2,086,357
Healthpeak Properties, Inc.	173,123	5,945,044
Host Hotels & Resorts, Inc. *	223,910	4,066,206
Invitation Homes, Inc.	182,132	6,385,548
Iron Mountain, Inc.	91,794	3,682,775
Jones Lang LaSalle, Inc. *	16,242	3,052,034
Kilroy Realty Corp.	34,249	2,347,426
Kimco Realty Corp.	136,756	2,871,876
Lamar Advertising Co., Class A	27,843	2,757,571
Life Storage, Inc.	24,002	2,305,632
Medical Properties Trust, Inc.	184,230	4,062,272
Mid-America Apartment Communities, Inc.	36,325	5,715,012
National Retail Properties, Inc.	56,375	2,616,928
Omega Healthcare Investors, Inc.	73,576	2,795,888
Prologis, Inc.	236,216	27,526,251
Public Storage	48,513	13,639,915
Realty Income Corp.	119,461	8,260,728
Redfin Corp. *	32,516	2,301,482
Regency Centers Corp.	50,129	3,191,212
Rexford Industrial Realty, Inc.	42,433	2,357,153
SBA Communications Corp.	34,932	10,469,819
Simon Property Group, Inc.	104,664	12,741,795
STORE Capital Corp.	76,362	2,732,996
Sun Communities, Inc.	35,858	5,982,190
UDR, Inc.	94,512	4,390,082
Ventas, Inc.	120,082	6,659,748
VEREIT, Inc.	72,773	3,481,460
VICI Properties, Inc.	172,368	5,464,066
Vornado Realty Trust	50,165	2,295,049
Welltower, Inc.	133,308	10,002,099
Weyerhaeuser Co.	238,561	9,249,010
WP Carey, Inc.	55,762	4,176,016
		379,731,590

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retailing 6.9%
Advance Auto Parts, Inc.	20,819	4,167,131
Amazon.com, Inc. *	136,754	474,183,555
AutoNation, Inc. *	17,506	1,794,015
AutoZone, Inc. *	7,086	10,374,754
Best Buy Co., Inc.	73,748	8,574,680
Burlington Stores, Inc. *	21,250	6,934,513
CarMax, Inc. *	52,067	6,937,407
Carvana Co. *	20,103	5,734,582
Chewy, Inc., Class A *	24,720	1,970,678
Dollar General Corp.	78,138	16,780,136
Dollar Tree, Inc. *	75,256	8,646,914
DoorDash, Inc., Class A *	10,914	1,562,557
eBay, Inc.	206,028	11,494,302
Etsy, Inc. *	40,336	8,018,393
Five Below, Inc. *	18,011	3,625,074
Floor & Decor Holdings, Inc., Class A *	33,540	3,720,257
Foot Locker, Inc.	33,076	1,950,823
Genuine Parts Co.	46,339	5,790,985
GrubHub, Inc. *	30,030	2,043,241
Kohl's Corp.	50,681	2,972,948
L Brands, Inc. *	75,099	4,949,024
Lithia Motors, Inc., Class A	8,452	3,248,780
LKQ Corp. *	88,903	4,152,659
Lowe's Cos., Inc.	233,489	45,822,216
Nordstrom, Inc. *	34,533	1,266,670
O'Reilly Automotive, Inc. *	22,407	12,388,382
Ollie's Bargain Outlet Holdings, Inc. *	18,129	1,672,763
Penske Automotive Group, Inc.	9,959	873,305
Pool Corp.	12,910	5,454,733
Qurate Retail, Inc. Class A	123,218	1,466,294
RH *	5,180	3,563,944
Ross Stores, Inc.	114,016	14,929,255
Target Corp.	160,040	33,169,890
The Gap, Inc.	65,314	2,161,893
The Home Depot, Inc.	343,884	111,304,934
The TJX Cos., Inc.	383,556	27,232,476
Tractor Supply Co.	37,341	7,042,513
Ulta Beauty, Inc. *	18,104	5,962,552
Vroom, Inc. *	10,850	502,030
Wayfair, Inc., Class A *	23,296	6,885,599
Williams-Sonoma, Inc.	24,297	4,148,713
		885,475,570

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	387,276	31,609,467
Analog Devices, Inc.	117,984	18,070,429
Applied Materials, Inc.	293,349	38,930,346
Broadcom, Inc.	130,451	59,511,746
Brooks Automation, Inc.	23,498	2,381,052
Cirrus Logic, Inc. *	18,245	1,357,611
CMC Materials, Inc.	9,158	1,679,852
Cree, Inc. *	36,619	3,640,661
Enphase Energy, Inc. *	41,397	5,764,532
Entegris, Inc.	43,333	4,878,429
First Solar, Inc. *	26,836	2,053,759
Intel Corp.	1,298,324	74,692,580
KLA Corp.	49,298	15,546,124
Lam Research Corp.	45,686	28,345,879
Lattice Semiconductor Corp. *	43,280	2,177,417
Marvell Technology, Inc.	253,602	11,465,346
Maxim Integrated Products, Inc.	85,516	8,038,504
Microchip Technology, Inc.	85,923	12,913,368
Micron Technology, Inc. *	357,571	30,776,136
MKS Instruments, Inc.	17,685	3,167,560
Monolithic Power Systems, Inc.	13,658	4,935,728
Security	Number of Shares	Value ($)
NVIDIA Corp.	198,107	118,939,481
NXP Semiconductors N.V.	88,572	17,050,996
ON Semiconductor Corp. *	132,106	5,152,134
Power Integrations, Inc.	19,071	1,579,270
Qorvo, Inc. *	36,190	6,809,872
QUALCOMM, Inc.	363,009	50,385,649
Semtech Corp. *	20,752	1,405,741
Silicon Laboratories, Inc. *	14,193	2,000,503
Skyworks Solutions, Inc.	52,769	9,568,603
SolarEdge Technologies, Inc. *	16,466	4,339,450
SunPower Corp. *	25,387	652,192
Teradyne, Inc.	53,181	6,651,880
Texas Instruments, Inc.	293,981	53,066,510
Universal Display Corp.	13,786	3,083,790
Xilinx, Inc.	78,318	10,021,571
		652,644,168

Software & Services 14.6%
Accenture plc, Class A	202,555	58,734,873
Adobe, Inc. *	153,129	77,841,596
Akamai Technologies, Inc. *	52,279	5,682,727
Alarm.com Holdings, Inc. *	14,206	1,275,131
Alteryx, Inc., Class A *	18,730	1,531,178
Amdocs Ltd.	42,064	3,227,991
Anaplan, Inc. *	45,866	2,735,907
ANSYS, Inc. *	27,713	10,133,536
Appian Corp. *	12,377	1,499,845
Aspen Technology, Inc. *	21,830	2,856,237
Autodesk, Inc. *	70,233	20,501,715
Automatic Data Processing, Inc.	136,707	25,562,842
Avalara, Inc. *	27,248	3,861,314
Bill.com Holdings, Inc. *	19,584	3,028,274
Black Knight, Inc. *	49,810	3,607,240
Blackline, Inc. *	16,207	1,880,984
Broadridge Financial Solutions, Inc.	37,088	5,883,269
Cadence Design Systems, Inc. *	88,938	11,719,360
CDK Global, Inc.	38,436	2,059,785
Ceridian HCM Holding, Inc. *	41,952	3,963,625
Citrix Systems, Inc.	39,121	4,845,136
Cloudflare, Inc., Class A *	60,338	5,113,042
Cognizant Technology Solutions Corp., Class A	169,941	13,663,256
Concentrix Corp. *	13,404	2,082,714
Coupa Software, Inc. *	23,146	6,227,200
Crowdstrike Holdings, Inc., Class A *	60,076	12,526,447
Datadog, Inc., Class A *	66,129	5,671,884
Digital Turbine, Inc. *	23,652	1,784,070
DocuSign, Inc. *	59,517	13,268,720
Dolby Laboratories, Inc., Class A	20,670	2,097,385
Dropbox, Inc., Class A *	95,110	2,444,327
Duck Creek Technologies, Inc. *	10,470	435,343
DXC Technology Co. *	81,117	2,669,560
Dynatrace, Inc. *	58,720	3,055,789
Elastic N.V. *	19,963	2,407,937
Envestnet, Inc. *	17,203	1,270,097
EPAM Systems, Inc. *	17,917	8,201,507
Euronet Worldwide, Inc. *	17,044	2,444,621
Everbridge, Inc. *	11,549	1,532,668
Fair Isaac Corp. *	9,346	4,873,098
Fastly, Inc., Class A *	27,469	1,754,445
Fidelity National Information Services, Inc.	198,355	30,328,479
FireEye, Inc. *	75,871	1,507,936
Fiserv, Inc. *	183,816	22,079,978
Five9, Inc. *	21,225	3,989,663
FleetCor Technologies, Inc. *	26,698	7,681,549
Fortinet, Inc. *	43,427	8,869,096

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gartner, Inc. *	28,329	5,549,085
Genpact Ltd.	56,524	2,686,586
Global Payments, Inc.	94,285	20,236,390
GoDaddy, Inc., Class A *	54,128	4,699,393
Guidewire Software, Inc. *	27,055	2,854,573
HubSpot, Inc. *	13,939	7,338,187
International Business Machines Corp.	285,551	40,513,976
Intuit, Inc.	87,509	36,067,709
Jack Henry & Associates, Inc.	24,244	3,947,651
LiveRamp Holdings, Inc. *	21,061	1,031,568
Manhattan Associates, Inc. *	20,211	2,773,758
Mastercard, Inc., Class A	280,108	107,018,062
MAXIMUS, Inc.	19,808	1,815,205
Medallia, Inc. *	26,254	774,230
Microsoft Corp.	2,409,700	607,678,146
MongoDB, Inc. *	16,651	4,953,006
nCino, Inc. *	4,708	307,856
New Relic, Inc. *	17,475	1,123,643
NortonLifeLock, Inc.	184,729	3,991,994
Nuance Communications, Inc. *	91,023	4,839,693
Nutanix, Inc., Class A *	62,597	1,692,623
Okta, Inc. *	39,330	10,607,301
Oracle Corp.	592,510	44,906,333
Palo Alto Networks, Inc. *	31,053	10,973,820
Paychex, Inc.	102,824	10,024,312
Paycom Software, Inc. *	15,714	6,040,619
Paylocity Holding Corp. *	12,103	2,338,784
PayPal Holdings, Inc. *	374,235	98,158,098
Pegasystems, Inc.	12,737	1,616,835
Proofpoint, Inc. *	18,267	3,143,933
PTC, Inc. *	33,736	4,417,392
Q2 Holdings, Inc. *	16,612	1,727,980
Qualys, Inc. *	10,691	1,083,640
Rapid7, Inc. *	16,537	1,343,631
RingCentral, Inc., Class A *	25,695	8,195,420
SailPoint Technologies Holding, Inc. *	28,916	1,411,968
salesforce.com, Inc. *	293,225	67,535,582
ServiceNow, Inc. *	62,681	31,739,778
Slack Technologies, Inc., Class A *	160,663	6,812,111
Smartsheet, Inc., Class A *	36,540	2,166,822
Snowflake, Inc., Class A *	18,879	4,372,188
SolarWinds Corp. *	24,225	408,434
Splunk, Inc. *	51,878	6,558,417
Square, Inc., Class A *	124,587	30,501,389
SS&C Technologies Holdings, Inc.	71,575	5,312,296
Synopsys, Inc. *	48,734	12,040,222
Tenable Holdings, Inc. *	21,355	800,706
The Trade Desk, Inc., Class A *	13,613	9,928,097
The Western Union Co.	130,451	3,360,418
Twilio, Inc., Class A *	51,190	18,827,682
Tyler Technologies, Inc. *	12,954	5,503,636
Varonis Systems, Inc. *	32,394	1,715,262
Verint Systems, Inc. *	20,699	1,005,350
VeriSign, Inc. *	31,841	6,965,856
Visa, Inc., Class A	541,839	126,551,917
VMware, Inc., Class A *(a)	25,827	4,153,756
WEX, Inc. *	14,080	2,889,357
Workday, Inc., Class A *	58,902	14,548,794
Zendesk, Inc. *	37,514	5,482,671
Zoom Video Communications, Inc., Class A *	65,407	20,902,115
Zscaler, Inc. *	23,744	4,455,324
		1,882,834,956

Technology Hardware & Equipment 7.0%
Amphenol Corp., Class A	191,789	12,915,071
Apple Inc.	5,042,098	662,834,203
Security	Number of Shares	Value ($)
Arista Networks, Inc. *	17,503	5,516,421
Arrow Electronics, Inc. *	23,914	2,727,870
CDW Corp.	45,136	8,049,103
Ciena Corp. *	49,095	2,477,825
Cisco Systems, Inc.	1,348,961	68,675,604
Cognex Corp.	56,199	4,839,858
Corning, Inc.	245,664	10,860,805
Dell Technologies, Inc., Class C *	75,917	7,464,919
F5 Networks, Inc. *	19,583	3,657,321
FLIR Systems, Inc.	41,443	2,485,337
Hewlett Packard Enterprise Co.	417,205	6,683,624
HP, Inc.	399,339	13,621,453
II-VI, Inc. *	33,796	2,269,063
IPG Photonics Corp. *	11,535	2,504,364
Jabil, Inc.	43,563	2,283,572
Juniper Networks, Inc.	105,316	2,673,973
Keysight Technologies, Inc. *	59,262	8,554,470
Littelfuse, Inc.	7,876	2,089,030
Lumentum Holdings, Inc. *	24,456	2,079,983
Motorola Solutions, Inc.	54,155	10,197,386
National Instruments Corp.	41,806	1,731,186
NCR Corp. *	41,039	1,877,534
NetApp, Inc.	71,008	5,303,588
Novanta, Inc. *	11,214	1,476,996
Pure Storage, Inc., Class A *	78,397	1,585,187
Seagate Technology plc	64,494	5,987,623
TE Connectivity Ltd.	105,925	14,243,735
Trimble, Inc. *	80,227	6,578,614
Ubiquiti, Inc.	2,431	693,637
Vontier Corp. *	54,184	1,698,127
Western Digital Corp. *	97,520	6,887,838
Xerox Holdings Corp.	52,699	1,272,154
Zebra Technologies Corp., Class A *	17,048	8,314,992
		903,112,466

Telecommunication Services 1.4%
AT&T, Inc.	2,278,596	71,570,701
Iridium Communications, Inc. *	37,366	1,419,534
Liberty Global plc, Class A *	45,207	1,216,068
Liberty Global plc, Class C *	114,375	3,094,988
Lumen Technologies, Inc.	317,046	4,067,700
T-Mobile US, Inc. *	186,537	24,647,134
Verizon Communications, Inc.	1,321,646	76,377,922
		182,394,047

Transportation 2.1%
Alaska Air Group, Inc. *	39,246	2,713,468
AMERCO	2,866	1,709,942
American Airlines Group, Inc. *	205,783	4,469,607
C.H. Robinson Worldwide, Inc.	42,402	4,116,386
CSX Corp.	243,562	24,538,872
Delta Air Lines, Inc. *	204,323	9,586,835
Expeditors International of Washington, Inc.	54,365	5,972,539
FedEx Corp.	77,968	22,634,890
JB Hunt Transport Services, Inc.	26,828	4,579,808
JetBlue Airways Corp. *	100,730	2,050,863
Kansas City Southern	29,076	8,496,298
Knight-Swift Transportation Holdings, Inc.	38,637	1,820,575
Landstar System, Inc.	12,380	2,132,826
Lyft, Inc., Class A *	82,337	4,582,877
Norfolk Southern Corp.	80,505	22,480,216
Old Dominion Freight Line, Inc.	30,561	7,878,931
Saia, Inc. *	8,339	1,955,496
Southwest Airlines Co. *	188,575	11,838,739

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Uber Technologies, Inc. *	469,267	25,701,754
Union Pacific Corp.	213,975	47,521,708
United Airlines Holdings, Inc. *	102,071	5,552,662
United Parcel Service, Inc., Class B	229,899	46,867,210
XPO Logistics, Inc. *	32,457	4,515,418
		273,717,920

Utilities 2.5%
Alliant Energy Corp.	80,085	4,498,374
Ameren Corp.	81,377	6,904,025
American Electric Power Co., Inc.	158,332	14,045,632
American Water Works Co., Inc.	57,839	9,022,306
Atmos Energy Corp.	40,832	4,229,787
Avangrid, Inc.	17,935	912,891
CenterPoint Energy, Inc.	175,419	4,296,011
CMS Energy Corp.	92,075	5,928,709
Consolidated Edison, Inc.	109,512	8,477,324
Dominion Energy, Inc.	257,506	20,574,729
DTE Energy Co.	61,899	8,667,098
Duke Energy Corp.	245,420	24,711,340
Edison International	121,273	7,209,680
Entergy Corp.	64,277	7,024,833
Essential Utilities, Inc.	70,923	3,342,601
Evergy, Inc.	72,754	4,654,073
Eversource Energy	109,518	9,442,642
Exelon Corp.	312,513	14,044,334
FirstEnergy Corp.	174,168	6,604,451
MDU Resources Group, Inc.	65,040	2,176,238
NextEra Energy, Inc.	626,215	48,537,925
NiSource, Inc.	125,076	3,254,478
NRG Energy, Inc.	77,606	2,779,847
OGE Energy Corp.	62,875	2,110,085
Ormat Technologies, Inc.	13,981	1,012,224
PG&E Corp. *	472,440	5,348,021
Pinnacle West Capital Corp.	36,199	3,064,245
PPL Corp.	246,574	7,182,701
Public Service Enterprise Group, Inc.	161,502	10,200,466
Sempra Energy	96,555	13,283,071
Sunnova Energy International, Inc. *	20,047	708,060
The AES Corp.	213,400	5,936,788
The Southern Co.	337,415	22,326,751
Security	Number of Shares	Value ($)
UGI Corp.	66,381	2,901,514
Vistra Corp.	155,506	2,623,386
WEC Energy Group, Inc.	100,720	9,786,962
Xcel Energy, Inc.	171,956	12,260,463
		320,084,065
Total Common Stock
(Cost $2,870,723,437)		12,848,063,397

Investment Companies 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	79,530,329	79,530,329

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	5,758,575	5,758,575
Total Investment Companies
(Cost $85,288,904)		85,288,904

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	250	52,180,000	700,003
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,553,346.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 04/30/21	Balance of Shares Held at 04/30/21	Dividends Received
The Charles Schwab Corp.	$19,174,156	$957,061	($358,124)	$7,329	$13,764,192	$33,544,614	476,486	$168,826

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,848,063,397	$—	$—	$12,848,063,397
Investment Companies[1]	85,288,904	—	—	85,288,904
Futures Contracts[2]	700,003	—	—	700,003
Total	$12,934,052,304	$—	$—	$12,934,052,304
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $3,900,311)		$33,544,614
Investments in securities, at value - unaffiliated (cost $2,946,353,455) including securities on loan of $5,553,346		12,894,049,112
Collateral invested for securities on loan, at value (cost $5,758,575)		5,758,575
Deposit with broker for futures contracts		4,950,000
Receivables:
Dividends		8,341,824
Fund shares sold		7,550,156
Income from securities on loan	+	2,585
Total assets		12,954,196,866
Liabilities
Collateral held for securities on loan		5,758,575
Payables:
Investments bought		40,143,596
Investment adviser fees		556,881
Fund shares redeemed		3,908,334
Variation margin on futures contracts	+	355,882
Total liabilities		50,723,268
Net Assets
Total assets		12,954,196,866
Total liabilities	–	50,723,268
Net assets		$12,903,473,598
Net Assets by Source
Capital received from investors		2,797,862,097
Total distributable earnings		10,105,611,501

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,903,473,598		138,735,305		$93.01

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$168,826
Dividends received from securities - unaffiliated (net of foreign withholding tax of $9,634)		91,014,034
Securities on loan, net	+	40,995
Total investment income		91,223,855
Expenses
Investment adviser fees		2,921,178
Total expenses	–	2,921,178
Net investment income		88,302,677
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		7,329
Net realized gains on sales of securities - unaffiliated		41,833,212
Net realized gains on futures contracts	+	12,542,449
Net realized gains		54,382,990
Net change in unrealized appreciation (depreciation) on securities - affiliated		13,764,192
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		2,763,096,153
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,023,656
Net change in unrealized appreciation (depreciation)	+	2,778,884,001
Net realized and unrealized gains		2,833,266,991
Increase in net assets resulting from operations		$2,921,569,668

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$88,302,677	$187,130,898
Net realized gains		54,382,990	117,738,056
Net change in unrealized appreciation (depreciation)	+	2,778,884,001	641,934,662
Increase in net assets from operations		2,921,569,668	946,803,616
Distributions to Shareholders
Total distributions		($306,286,999)	($290,754,043)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,621,482	$818,287,634	13,800,508	$925,426,862
Shares reinvested		3,026,807	250,256,414	3,367,064	238,859,473
Shares redeemed	+	(6,481,007)	(554,293,534)	(20,677,471)	(1,392,525,764)
Net transactions in fund shares		6,167,282	$514,250,514	(3,509,899)	($228,239,429)
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		132,568,023	$9,773,940,415	136,077,922	$9,346,130,271
Total increase (decrease)	+	6,167,282	3,129,533,183	(3,509,899)	427,810,144
End of period		138,735,305	$12,903,473,598	132,568,023	$9,773,940,415

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16
Per-Share Data
Net asset value at beginning of period	$27.18	$28.84	$30.48	$31.45	$25.60	$26.29
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.35	0.40	0.43	0.38	0.39
Net realized and unrealized gains (losses)	12.73	(0.23)	0.54	0.20	6.62	0.59
Total from investment operations	12.93	0.12	0.94	0.63	7.00	0.98
Less distributions:
Distributions from net investment income	(0.38)	(0.42)	(0.40)	(0.39)	(0.39)	(0.36)
Distributions from net realized gains	(0.49)	(1.36)	(2.18)	(1.21)	(0.76)	(1.31)
Total distributions	(0.87)	(1.78)	(2.58)	(1.60)	(1.15)	(1.67)
Net asset value at end of period	$39.24	$27.18	$28.84	$30.48	$31.45	$25.60
Total return	48.07% [2]	0.00%	4.95%	1.93%	27.84%	4.17%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04% [4]	0.05%	0.10% [5]	0.20%
Net operating expenses	N/A	N/A	N/A	N/A [6]	0.09% [5]	0.17%
Net investment income (loss)	1.12% [3]	1.31%	1.43%	1.33%	1.31%	1.60%
Portfolio turnover rate	3% [2]	21%	14%	17%	11%	17%
Net assets, end of period (x 1,000,000)	$6,272	$3,988	$4,187	$3,874	$3,531	$2,619

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.6%
Adient plc *	205,063	9,502,619
American Axle & Manufacturing Holdings, Inc. *	242,868	2,253,815
Cooper Tire & Rubber Co.	109,673	6,250,264
Cooper-Standard Holdings, Inc. *	36,693	1,065,565
Dana, Inc.	314,216	7,949,665
Dorman Products, Inc. *	57,797	5,732,306
Fox Factory Holding Corp. *	89,815	13,762,352
Gentherm, Inc. *	71,282	5,075,278
LCI Industries	53,517	7,840,241
Modine Manufacturing Co. *	108,213	1,761,708
Motorcar Parts of America, Inc. *	40,488	874,541
Patrick Industries, Inc.	48,375	4,334,400
Standard Motor Products, Inc.	46,070	1,973,178
Stoneridge, Inc. *	56,177	1,867,885
Tenneco, Inc., Class A *	111,015	1,117,921
The Goodyear Tire & Rubber Co. *	502,128	8,641,623
Visteon Corp. *	60,186	7,331,257
Winnebago Industries, Inc.	67,788	5,419,651
Workhorse Group, Inc. *(a)	205,606	2,547,458
XPEL, Inc. *	36,089	2,313,305
		97,615,032

Banks 10.3%
1st Constitution Bancorp	18,970	363,845
1st Source Corp.	35,526	1,690,682
ACNB Corp.	18,382	505,505
Allegiance Bancshares, Inc.	40,910	1,620,036
Altabancorp	34,630	1,445,802
Amalgamated Financial Corp.	29,248	472,355
Amerant Bancorp, Inc. *	49,217	932,662
American National Bankshares, Inc.	23,592	802,836
Ameris Bancorp	143,987	7,788,257
Ames National Corp.	18,809	475,492
Arrow Financial Corp.	29,291	1,035,437
Atlantic Capital Bancshares, Inc. *	44,540	1,191,445
Atlantic Union Bankshares Corp.	169,493	6,554,294
Auburn National Bancorp, Inc.	5,043	179,027
Axos Financial, Inc. *	124,294	5,611,874
Banc of California, Inc.	96,240	1,722,696
BancFirst Corp.	40,957	2,846,921
BancorpSouth Bank	215,205	6,367,916
Bank First Corp.	13,679	989,265
Bank of Commerce Holdings	33,703	435,106
Bank of Marin Bancorp	29,154	1,032,635
Bank7 Corp.	6,103	108,084
BankFinancial Corp.	30,051	313,131
BankUnited, Inc.	199,291	9,288,954
Bankwell Financial Group, Inc.	14,019	378,653
Banner Corp.	75,648	4,299,832
Bar Harbor Bankshares	31,981	916,575
Baycom Corp. *	23,099	417,861
BCB Bancorp, Inc.	31,711	436,660
Security	Number of Shares	Value ($)
Berkshire Hills Bancorp, Inc.	98,367	2,182,764
Bogota Financial Corp. *	12,447	123,350
Boston Private Financial Holdings, Inc.	176,999	2,605,425
Bridgewater Bancshares, Inc. *	46,831	791,912
Brookline Bancorp, Inc.	167,514	2,696,975
Bryn Mawr Bank Corp.	42,598	1,957,804
Business First Bancshares, Inc.	41,251	980,536
Byline Bancorp, Inc.	53,466	1,213,678
C&F Financial Corp.	7,989	336,976
Cadence BanCorp	267,810	5,958,772
California BanCorp *	16,339	285,933
Cambridge Bancorp	13,682	1,197,859
Camden National Corp.	32,160	1,534,675
Capital Bancorp, Inc. *	17,893	393,109
Capital City Bank Group, Inc.	29,761	752,060
Capitol Federal Financial, Inc.	282,798	3,655,164
Capstar Financial Holdings, Inc.	34,479	661,652
Carter Bankshares, Inc. *	48,178	623,905
Cathay General Bancorp	165,046	6,681,062
CB Financial Services, Inc.	10,651	228,997
CBTX, Inc.	38,285	1,197,172
Central Pacific Financial Corp.	59,691	1,608,672
Central Valley Community Bancorp	22,606	443,982
Century Bancorp, Inc., Class A	5,956	680,473
Chemung Financial Corp.	7,551	320,918
ChoiceOne Financial Services, Inc.	15,620	383,315
CIT Group, Inc.	214,197	11,414,558
Citizens & Northern Corp.	29,146	719,906
Citizens Holdings Co.	10,094	192,795
City Holding Co.	33,642	2,603,891
Civista Bancshares, Inc.	34,079	788,247
CNB Financial Corp.	31,894	812,021
Coastal Financial Corp. *	19,422	578,193
Codorus Valley Bancorp, Inc.	20,002	368,037
Colony Bankcorp, Inc.	15,908	248,006
Columbia Banking System, Inc.	155,986	6,790,071
Columbia Financial, Inc. *	102,453	1,871,816
Community Bank System, Inc.	114,827	8,914,020
Community Bankers Trust Corp.	46,562	390,190
Community Trust Bancorp, Inc.	33,708	1,502,028
ConnectOne Bancorp, Inc.	80,003	2,172,081
County Bancorp, Inc.	9,816	232,050
CrossFirst Bankshares, Inc. *	103,910	1,531,633
Customers Bancorp, Inc. *	62,191	2,146,833
CVB Financial Corp.	281,327	5,966,946
Dime Community Bancshares, Inc.	76,103	2,520,531
Eagle Bancorp Montana, Inc.	13,628	318,759
Eagle Bancorp, Inc.	68,714	3,670,015
Eastern Bankshares, Inc.	360,152	7,682,042
Enterprise Bancorp, Inc.	19,005	661,944
Enterprise Financial Services Corp.	52,624	2,585,417
Equity Bancshares, Inc., Class A *	31,162	911,800
Esquire Financial Holdings, Inc. *	14,578	334,565
ESSA Bancorp, Inc.	18,811	291,947
Essent Group Ltd.	239,436	12,589,545
Evans Bancorp, Inc.	10,141	374,811
Farmers & Merchants Bancorp, Inc.	21,811	512,559
Farmers National Banc Corp.	56,902	943,435

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
FB Financial Corp.	68,890	2,890,624
Federal Agricultural Mortgage Corp., Class C	19,636	2,019,759
Fidelity D&D Bancorp, Inc.	8,679	488,281
Financial Institutions, Inc.	34,438	1,099,605
First BanCorp	468,314	5,886,707
First BanCorp (North Carolina)	61,792	2,619,981
First Bank	35,711	453,173
First Busey Corp.	108,897	2,720,247
First Business Financial Services, Inc.	17,558	464,585
First Capital, Inc. (a)	7,021	316,507
First Choice Bancorp	22,141	708,955
First Commonwealth Financial Corp.	208,401	3,019,730
First Community Bankshares, Inc.	37,903	1,107,526
First Community Corp.	15,682	288,549
First Financial Bancorp	209,983	5,146,683
First Financial Bankshares, Inc.	280,110	13,747,799
First Financial Corp.	28,486	1,260,221
First Foundation, Inc.	85,520	2,035,376
First Guaranty Bancshares, Inc.	7,821	135,851
First Internet Bancorp	21,011	721,728
First Interstate BancSystem, Inc., Class A	87,805	4,124,201
First Merchants Corp.	117,464	5,428,011
First Mid Bancshares, Inc.	32,064	1,396,067
First Midwest Bancorp, Inc.	247,956	5,199,637
First Northwest Bancorp	18,771	314,977
First Savings Financial Group, Inc.	4,032	277,402
First United Corp.	14,491	245,188
First Western Financial, Inc. *	13,490	346,288
Flagstar Bancorp, Inc.	104,760	4,875,530
Flushing Financial Corp.	64,178	1,493,422
FNCB Bancorp, Inc.	36,944	256,022
Franklin Financial Services Corp.	8,719	262,878
FS Bancorp, Inc.	7,930	542,016
Fulton Financial Corp.	345,202	5,885,694
FVCBankcorp, Inc. *	25,088	441,298
German American Bancorp, Inc.	53,159	2,303,379
Glacier Bancorp, Inc.	208,000	12,261,600
Great Southern Bancorp, Inc.	23,564	1,329,245
Great Western Bancorp, Inc.	120,370	3,978,228
Greene County Bancorp, Inc.	6,540	166,181
Guaranty Bancshares, Inc.	16,663	648,191
Hancock Whitney Corp.	187,360	8,663,526
Hanmi Financial Corp.	65,735	1,334,421
HarborOne Bancorp, Inc.	113,051	1,617,760
Hawthorn Bancshares, Inc.	12,308	265,114
HBT Financial, Inc.	21,177	385,421
Heartland Financial USA, Inc.	75,514	3,796,089
Heritage Commerce Corp.	126,748	1,529,848
Heritage Financial Corp.	78,131	2,195,481
Hilltop Holdings, Inc.	142,961	5,032,227
Home Bancorp, Inc.	16,260	616,904
Home BancShares, Inc.	332,044	9,240,785
Home Point Capital, Inc. *	15,618	152,276
HomeStreet, Inc.	46,018	1,879,375
HomeTrust Bancshares, Inc.	32,818	899,213
Hope Bancorp, Inc.	255,791	3,839,423
Horizon Bancorp, Inc.	91,930	1,685,996
Howard Bancorp, Inc. *	27,434	461,989
Independent Bank Corp.	71,454	5,852,083
Independent Bank Corp., Michigan	46,694	1,100,111
Independent Bank Group, Inc.	80,388	6,070,098
International Bancshares Corp.	116,010	5,497,714
Investar Holding Corp.	22,001	486,442
Investors Bancorp, Inc.	501,253	7,338,344
Kearny Financial Corp.	163,122	2,084,699
Lakeland Bancorp, Inc.	105,914	1,920,221
Lakeland Financial Corp.	52,750	3,440,882
Security	Number of Shares	Value ($)
Landmark Bancorp, Inc.	8,521	204,930
LCNB Corp.	26,202	474,780
Level One Bancorp, Inc.	11,014	297,708
Limestone Bancorp, Inc. *	10,875	172,043
Live Oak Bancshares, Inc.	61,386	3,926,249
Luther Burbank Corp.	40,621	452,518
Macatawa Bank Corp.	58,514	559,979
Mackinac Financial Corp.	19,127	415,056
MainStreet Bancshares, Inc. *	14,402	305,322
Mercantile Bank Corp.	33,764	1,089,902
Merchants Bancorp	19,115	779,701
Meridian Bancorp, Inc.	101,153	2,236,493
Meridian Corp.	11,580	305,712
Meta Financial Group, Inc.	67,569	3,328,449
Metrocity Bankshares, Inc.	37,798	605,146
Metropolitan Bank Holding Corp. *	15,466	972,038
Mid Penn Bancorp, Inc.	14,734	397,671
Middlefield Banc Corp.	12,908	288,881
Midland States Bancorp, Inc.	45,898	1,293,406
MidWestOne Financial Group, Inc.	31,529	995,055
MMA Capital Holdings, Inc. *	10,011	170,988
Mr Cooper Group, Inc. *	164,066	5,656,996
MVB Financial Corp.	19,775	796,537
National Bank Holdings Corp., Class A	64,316	2,566,208
National Bankshares, Inc.	14,192	509,351
NBT Bancorp, Inc.	92,596	3,508,462
Nicolet Bankshares, Inc. *	19,673	1,569,118
NMI Holdings, Inc., Class A *	178,150	4,603,396
Northeast Bank	16,409	462,242
Northfield Bancorp, Inc.	102,139	1,652,609
Northrim BanCorp, Inc.	13,048	556,497
Northwest Bancshares, Inc.	255,095	3,581,534
Norwood Financial Corp.	12,153	309,780
Oak Valley Bancorp	14,367	254,871
OceanFirst Financial Corp.	129,254	2,954,746
Oconee Federal Financial Corp.	2,234	52,454
OFG Bancorp	109,392	2,591,496
Ohio Valley Banc Corp.	9,204	205,986
Old National Bancorp	356,370	6,735,393
Old Second Bancorp, Inc.	61,650	814,397
OP Bancorp	26,741	290,942
Origin Bancorp, Inc.	47,472	2,075,951
Orrstown Financial Services, Inc.	23,415	555,170
Pacific Premier Bancorp, Inc.	173,564	7,642,023
Park National Corp.	31,173	3,899,431
Parke Bancorp, Inc.	22,777	481,050
Partners Bancorp	21,396	162,610
PCB Bancorp	26,504	418,763
PCSB Financial Corp.	31,434	549,781
Peapack-Gladstone Financial Corp.	39,912	1,277,184
Penns Woods Bancorp, Inc.	14,533	348,792
PennyMac Financial Services, Inc.	90,274	5,435,398
Peoples Bancorp of North Carolina, Inc.	9,505	222,132
Peoples Bancorp, Inc.	39,650	1,325,500
Peoples Financial Services Corp.	15,235	649,773
Pioneer Bancorp, Inc. *	24,794	291,577
Plumas Bancorp	10,030	266,297
Ponce de Leon Federal Bank *	15,660	173,513
Preferred Bank	29,732	1,948,635
Premier Financial Bancorp, Inc.	28,536	540,472
Premier Financial Corp.	79,933	2,525,083
Primis Financial Corp.	43,710	627,239
Professional Holding Corp., Class A *	25,221	434,810
Provident Bancorp, Inc.	35,186	575,995
Provident Financial Holdings, Inc.	12,133	197,283
Provident Financial Services, Inc.	154,330	3,637,558
Prudential Bancorp, Inc.	14,360	198,886
QCR Holdings, Inc.	32,041	1,545,017

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Radian Group, Inc.	415,574	10,239,743
RBB Bancorp	35,801	754,685
Red River Bancshares, Inc.	10,608	590,229
Reliant Bancorp, Inc.	33,592	928,147
Renasant Corp.	118,552	4,994,596
Republic Bancorp, Inc., Class A	20,963	941,868
Republic First Bancorp, Inc. *	97,048	387,222
Richmond Mutual BanCorp., Inc.	27,410	374,695
Riverview Bancorp, Inc.	44,326	305,406
S&T Bancorp, Inc.	83,495	2,751,160
Salisbury Bancorp, Inc.	5,473	254,330
Sandy Spring Bancorp, Inc.	99,838	4,528,652
SB Financial Group, Inc.	15,740	281,116
Seacoast Banking Corp. of Florida *	111,933	4,068,765
Security National Financial Corp., Class A *	20,464	172,716
Select Bancorp, Inc. *	33,714	397,488
ServisFirst Bancshares, Inc.	105,936	6,699,393
Shore Bancshares, Inc.	24,806	417,733
Sierra Bancorp	30,164	816,539
Silvergate Capital Corp., Class A *	42,129	4,517,071
Simmons First National Corp., Class A	235,161	6,702,088
SmartFinancial, Inc.	30,170	714,727
South Plains Financial, Inc.	23,187	529,591
South State Corp.	151,948	12,812,255
Southern First Bancshares, Inc. *	15,576	802,164
Southern Missouri Bancorp, Inc.	16,428	688,169
Southside Bancshares, Inc.	68,291	2,741,884
Spirit of Texas Bancshares, Inc.	27,355	633,815
Standard AVB Financial Corp.	8,374	275,337
Sterling Bancorp, Inc. *	35,705	176,740
Stock Yards Bancorp, Inc.	44,281	2,265,416
Summit Financial Group, Inc.	24,809	646,274
Territorial Bancorp, Inc.	17,211	432,857
Texas Capital Bancshares, Inc. *	109,842	7,538,456
The Bancorp, Inc. *	111,425	2,474,192
The Bank of N.T. Butterfield & Son Ltd.	109,008	4,275,294
The Bank of Princeton	12,068	360,230
The Community Financial Corp.	11,703	422,712
The First BanCorp, Inc.	21,526	608,971
The First Bancshares, Inc.	44,431	1,738,141
The First of Long Island Corp.	48,798	1,038,909
The Hingham Institution For Savings	3,077	935,839
Timberland Bancorp, Inc.	15,866	446,469
Tompkins Financial Corp.	31,009	2,423,353
Towne Bank	145,669	4,512,826
TriCo Bancshares	57,077	2,641,524
TriState Capital Holdings, Inc. *	59,642	1,423,655
Triumph Bancorp, Inc. *	49,443	4,382,133
TrustCo Bank Corp.	206,051	1,507,263
Trustmark Corp.	136,506	4,424,159
UMB Financial Corp.	94,674	9,186,218
United Bankshares, Inc.	268,860	10,558,132
United Community Banks, Inc.	169,700	5,552,584
United Security Bancshares	28,174	233,281
Unity Bancorp, Inc.	16,042	353,726
Univest Financial Corp.	62,453	1,744,312
Valley National Bancorp	866,053	11,925,550
Veritex Holdings, Inc.	103,277	3,488,697
Walker & Dunlop, Inc.	61,501	6,817,386
Washington Federal, Inc.	164,051	5,339,860
Washington Trust Bancorp, Inc.	36,993	1,888,493
Waterstone Financial, Inc.	46,539	916,818
WesBanco, Inc.	141,206	5,124,366
West Bancorp, Inc.	35,170	923,564
Westamerica Bancorp	56,826	3,602,768
Security	Number of Shares	Value ($)
Western New England Bancorp, Inc.	47,185	382,199
WSFS Financial Corp.	102,987	5,261,606
		643,902,976

Capital Goods 11.0%
AAON, Inc.	88,996	5,821,228
AAR Corp. *	73,066	2,940,176
Advanced Drainage Systems, Inc.	122,259	13,651,440
Aegion Corp. *	65,427	1,969,353
Aerojet Rocketdyne Holdings, Inc.	156,632	7,317,847
Aerovironment, Inc. *	47,121	5,200,745
Agrify Corp. *	13,341	144,083
Alamo Group, Inc.	21,498	3,380,561
Albany International Corp., Class A	66,852	5,965,872
Allied Motion Technologies, Inc.	15,799	822,338
Alpha Pro Tech Ltd. *(a)	26,907	241,087
Alta Equipment Group, Inc. *	36,802	472,906
Altra Industrial Motion Corp.	140,052	8,264,469
Ameresco, Inc., Class A *	53,800	2,840,102
American Superconductor Corp. *	58,961	971,088
American Woodmark Corp. *	36,739	3,654,061
API Group Corp. *	304,073	6,464,592
Apogee Enterprises, Inc.	56,267	1,976,660
Applied Industrial Technologies, Inc.	83,868	8,022,813
Arcosa, Inc.	105,523	6,361,982
Argan, Inc.	31,893	1,599,434
Astec Industries, Inc.	48,750	3,656,738
Astronics Corp. *	52,047	906,138
Atkore, Inc. *	101,567	7,950,665
AZZ, Inc.	55,087	2,899,780
Barnes Group, Inc.	101,706	5,077,164
Beacon Roofing Supply, Inc. *	118,784	6,691,103
Bloom Energy Corp., Class A *	192,014	4,986,604
Blue Bird Corp. *	33,472	901,736
Boise Cascade Co.	84,967	5,668,998
Builders FirstSource, Inc. *	442,595	21,541,099
Caesarstone Ltd.	49,251	687,544
CAI International, Inc.	36,394	1,548,565
Chart Industries, Inc. *	78,391	12,591,946
CIRCOR International, Inc. *	43,243	1,486,262
Columbus McKinnon Corp.	50,641	2,507,236
Comfort Systems USA, Inc.	78,021	6,425,810
Concrete Pumping Holdings, Inc. *	56,380	458,369
Construction Partners, Inc., Class A *	60,966	1,934,451
Cornerstone Building Brands, Inc. *	95,505	1,342,800
CSW Industrials, Inc.	29,694	4,020,865
Cubic Corp.	69,499	5,201,305
Custom Truck One Source, Inc. *	28,555	292,974
Douglas Dynamics, Inc.	48,746	2,180,409
Ducommun, Inc. *	23,268	1,371,183
DXP Enterprises, Inc. *	35,669	1,044,032
Dycom Industries, Inc. *	66,794	6,265,945
EMCOR Group, Inc.	118,005	14,136,999
Encore Wire Corp.	44,337	3,311,087
Energy Recovery, Inc. *	87,237	1,849,424
Enerpac Tool Group Corp.	130,584	3,473,534
EnerSys	92,293	8,452,193
EnPro Industries, Inc.	44,948	3,849,796
ESCO Technologies, Inc.	55,526	6,039,008
EVI Industries, Inc. *	11,436	305,799
Evoqua Water Technologies Corp. *	250,607	7,162,348
Federal Signal Corp.	130,161	5,392,570
Fluor Corp. *	306,119	7,034,615
Franklin Electric Co., Inc.	99,813	8,111,803
FuelCell Energy, Inc. *	684,051	6,642,135
GATX Corp.	75,630	7,389,807
Gencor Industries, Inc. *	22,475	269,475

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
General Finance Corp. *	23,239	441,076
Gibraltar Industries, Inc. *	70,892	6,512,139
GMS, Inc. *	90,274	3,945,877
Graham Corp.	20,244	277,545
Granite Construction, Inc.	102,032	3,887,419
Great Lakes Dredge & Dock Corp. *	137,930	2,165,501
Griffon Corp.	100,470	2,724,746
H&E Equipment Services, Inc.	69,137	2,689,429
HC2 Holdings, Inc. *	105,714	443,999
Helios Technologies, Inc.	67,261	4,861,625
Herc Holdings, Inc. *	52,898	5,586,029
Hillenbrand, Inc.	160,759	7,891,659
Hurco Cos., Inc.	13,597	467,057
Hydrofarm Holdings Group, Inc. *	21,056	1,383,379
Hyster-Yale Materials Handling, Inc.	21,672	1,752,181
IES Holdings, Inc. *	17,383	917,649
Insteel Industries, Inc.	40,314	1,537,173
JELD-WEN Holding, Inc. *	147,032	4,288,923
John Bean Technologies Corp.	67,999	9,885,695
Kadant, Inc.	24,747	4,405,708
Kaman Corp.	60,164	3,209,749
Kennametal, Inc.	180,433	7,246,189
Kratos Defense & Security Solutions, Inc. *	263,584	7,048,236
L.B. Foster Co., Class A *	21,470	346,526
Lawson Products, Inc. *	9,631	504,953
Lindsay Corp.	23,495	3,895,001
LSI Industries, Inc.	55,139	453,243
Luxfer Holdings plc	58,996	1,304,402
Lydall, Inc. *	37,399	1,378,153
Masonite International Corp. *	52,988	6,691,855
MasTec, Inc. *	123,075	12,844,107
Matrix Service Co. *	56,149	741,728
Maxar Technologies, Inc.	154,607	6,000,298
Mayville Engineering Co., Inc. *	15,611	243,688
McGrath RentCorp	52,280	4,285,914
Meritor, Inc. *	150,249	4,061,230
Miller Industries, Inc.	24,004	1,032,652
Moog, Inc., Class A	63,291	5,477,836
MRC Global, Inc. *	170,057	1,601,937
Mueller Industries, Inc.	121,524	5,452,782
Mueller Water Products, Inc., Class A	341,179	4,899,330
MYR Group, Inc. *	35,165	2,739,354
National Presto Industries, Inc.	11,080	1,139,910
Navistar International Corp. *	108,584	4,804,842
NN, Inc. *	93,174	680,170
Northwest Pipe Co. *	21,061	700,699
NOW, Inc. *	239,510	2,351,988
NV5 Global, Inc. *	23,792	2,144,373
Omega Flex, Inc.	6,325	1,005,675
Orion Energy Systems, Inc. *	57,930	348,739
PAE, Inc. *	129,830	1,164,575
Park Aerospace Corp.	41,667	562,088
Park-Ohio Holdings Corp.	19,394	704,196
Parsons Corp. *	49,268	2,184,050
PGT Innovations, Inc. *	124,112	3,267,869
Plug Power, Inc. *	894,889	25,513,285
Powell Industries, Inc.	19,863	699,972
Preformed Line Products Co.	6,572	435,066
Primoris Services Corp.	104,378	3,408,985
Proto Labs, Inc. *	58,083	6,508,781
Quanex Building Products Corp.	72,024	1,965,535
Raven Industries, Inc.	77,585	3,151,503
RBC Bearings, Inc. *	53,481	10,665,716
Resideo Technologies, Inc. *	312,363	9,374,014
REV Group, Inc. *	60,067	1,095,622
Rexnord Corp.	261,424	13,052,900
Rush Enterprises, Inc., Class A	89,642	4,424,729
Rush Enterprises, Inc., Class B	14,466	633,466
Security	Number of Shares	Value ($)
Simpson Manufacturing Co., Inc.	94,516	10,651,953
SiteOne Landscape Supply, Inc. *	95,354	17,104,601
SPX Corp. *	93,462	5,669,405
SPX FLOW, Inc.	92,412	6,153,715
Standex International Corp.	26,534	2,515,954
Sterling Construction Co., Inc. *	59,552	1,241,659
Sunrun, Inc. *	344,787	16,894,563
Systemax, Inc.	27,309	1,166,640
Tennant Co.	39,779	3,138,961
Terex Corp.	146,264	6,872,945
Textainer Group Holdings Ltd. *	107,505	2,754,278
The Eastern Co.	11,372	321,486
The ExOne Co. *	30,650	712,613
The Gorman-Rupp Co.	38,455	1,327,467
The Greenbrier Cos., Inc.	70,058	3,309,540
The Manitowoc Co., Inc. *	73,878	1,690,329
The Shyft Group, Inc.	75,198	2,663,513
Thermon Group Holdings, Inc. *	71,096	1,357,934
Titan Machinery, Inc. *	41,192	1,075,523
TPI Composites, Inc. *	66,683	3,544,201
Transcat, Inc. *	14,973	748,650
TriMas Corp. *	88,704	2,824,335
Triton International Ltd.	131,197	6,582,153
Triumph Group, Inc. *	111,488	1,886,377
Tutor Perini Corp. *	88,262	1,421,018
UFP Industries, Inc.	129,681	10,898,391
Ultralife Corp. *	19,577	154,658
Vectrus, Inc. *	24,897	1,303,358
Veritiv Corp. *	31,196	1,306,488
Vicor Corp. *	41,900	3,864,437
Wabash National Corp.	114,465	2,015,729
Watts Water Technologies, Inc., Class A	59,482	7,408,483
Welbilt, Inc. *	282,384	6,308,459
WESCO International, Inc. *	106,516	9,769,648
Willis Lease Finance Corp. *	6,012	257,434
WillScot Mobile Mini Holdings Corp. *	376,117	11,008,945
		688,581,714

Commercial & Professional Services 3.4%
ABM Industries, Inc.	145,545	7,482,468
Acacia Research Corp. *	103,432	628,867
ACCO Brands Corp.	200,588	1,721,045
Akerna Corp. *(a)	42,219	178,164
ASGN, Inc. *	110,409	11,612,819
Barrett Business Services, Inc.	16,544	1,213,171
BGSF, Inc.	20,590	288,466
Brady Corp., Class A	102,523	5,594,680
BrightView Holdings, Inc. *	88,256	1,582,430
Casella Waste Systems, Inc., Class A *	105,866	7,104,667
CBIZ, Inc. *	110,741	3,719,790
CECO Environmental Corp. *	68,923	503,138
Cimpress plc *	38,541	3,671,416
CompX International, Inc.	3,395	65,320
CoreCivic, Inc. *	258,408	2,007,830
Covanta Holding Corp.	257,699	3,875,793
CRA International, Inc.	16,483	1,322,926
Deluxe Corp.	90,753	3,994,947
Ennis, Inc.	56,260	1,166,270
Exponent, Inc.	111,352	10,726,538
Forrester Research, Inc. *	24,007	1,043,104
Franklin Covey Co. *	27,102	827,695
GP Strategies Corp. *	28,794	453,505
Harsco Corp. *	170,214	3,051,937
Healthcare Services Group, Inc.	161,804	4,846,030
Heidrick & Struggles International, Inc.	41,375	1,750,162
Heritage-Crystal Clean, Inc. *	34,062	978,261
Herman Miller, Inc.	128,156	5,318,474

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HNI Corp.	92,745	3,926,823
Huron Consulting Group, Inc. *	48,902	2,751,226
ICF International, Inc.	39,516	3,598,327
Insperity, Inc.	78,014	6,829,346
Interface, Inc.	126,408	1,623,079
KAR Auction Services, Inc. *	279,831	4,194,667
KBR, Inc.	309,080	12,227,205
Kelly Services, Inc., Class A *	72,538	1,817,077
Kforce, Inc.	43,014	2,410,505
Kimball International, Inc., Class B	77,463	1,129,411
Knoll, Inc.	108,260	2,587,414
Korn Ferry	116,648	7,919,233
ManTech International Corp., Class A	59,081	5,042,563
Mastech Digital, Inc. *	8,387	132,431
Matthews International Corp., Class A	66,983	2,771,757
Mistras Group, Inc. *	40,904	455,261
Montrose Environmental Group, Inc. *	46,339	2,512,037
NL Industries, Inc.	18,784	133,366
Pitney Bowes, Inc.	376,917	2,815,570
Quad Graphics, Inc. *	73,058	263,009
Red Violet, Inc. *(a)	15,191	315,973
Resources Connection, Inc.	67,607	953,935
SP Plus Corp. *	50,081	1,719,281
Steelcase, Inc., Class A	188,379	2,599,630
Team, Inc. *	65,162	643,149
Tetra Tech, Inc.	116,988	14,931,178
The Brink's Co.	106,858	8,540,091
TriNet Group, Inc. *	89,424	7,038,563
TrueBlue, Inc. *	76,037	2,151,847
U.S. Ecology, Inc. *	68,785	2,920,611
UniFirst Corp.	32,740	7,339,981
Upwork, Inc. *	201,407	9,276,806
Viad Corp. *	43,513	1,812,752
Vidler Water Resouces, Inc. *	34,905	315,890
VSE Corp.	22,157	956,075
Willdan Group, Inc. *	22,773	869,245
		214,255,227

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	74,517	3,152,814
American Outdoor Brands, Inc. *	30,359	784,780
Beazer Homes USA, Inc. *	61,536	1,372,868
Callaway Golf Co.	202,907	5,874,158
Casper Sleep, Inc. *	55,331	473,080
Cavco Industries, Inc. *	19,948	4,177,710
Century Communities, Inc. *	63,461	4,692,306
Clarus Corp.	51,684	961,839
Crocs, Inc. *	144,927	14,510,091
Deckers Outdoor Corp. *	60,742	20,542,944
Escalade, Inc.	22,929	504,897
Ethan Allen Interiors, Inc.	49,355	1,416,982
Fossil Group, Inc. *	102,031	1,316,200
G-III Apparel Group Ltd. *	95,878	3,115,076
GoPro, Inc., Class A *	266,077	2,988,045
Green Brick Partners, Inc. *	66,542	1,717,449
Hamilton Beach Brands Holding Co., Class A	15,673	305,624
Helen of Troy Ltd. *	53,067	11,208,281
Hooker Furniture Corp.	25,837	969,146
Installed Building Products, Inc.	49,628	6,682,410
iRobot Corp. *	59,915	6,518,752
Johnson Outdoors, Inc., Class A	11,337	1,607,700
KB Home	193,477	9,331,396
Kontoor Brands, Inc.	111,828	7,026,153
La-Z-Boy, Inc.	96,530	4,291,724
Lakeland Industries, Inc. *	16,673	470,345
Legacy Housing Corp. *	17,890	319,515
Security	Number of Shares	Value ($)
LGI Homes, Inc. *	48,361	8,017,287
Lifetime Brands, Inc.	27,293	395,749
M.D.C. Holdings, Inc.	122,559	7,189,311
M/I Homes, Inc. *	60,532	4,220,291
Malibu Boats, Inc., Class A *	45,109	3,760,286
Marine Products Corp.	15,704	272,621
MasterCraft Boat Holdings, Inc. *	40,020	1,134,967
Meritage Homes Corp. *	80,728	8,588,652
Movado Group, Inc.	33,606	1,054,220
Nautilus, Inc. *	64,674	1,083,936
Oxford Industries, Inc.	35,687	3,255,725
Purple Innovation, Inc. *	70,154	2,390,848
Rocky Brands, Inc.	14,960	787,644
Skyline Champion Corp. *	114,476	5,086,169
Smith & Wesson Brands, Inc.	119,602	2,081,075
Sonos, Inc. *	261,154	10,453,995
Steven Madden Ltd.	178,882	7,275,131
Sturm, Ruger & Co., Inc.	36,825	2,391,415
Superior Group of Cos., Inc.	23,691	597,487
Taylor Morrison Home Corp. *	274,001	8,551,571
The Lovesac Co. *	21,441	1,570,982
TopBuild Corp. *	71,820	15,971,332
Tri Pointe Homes, Inc. *	274,148	6,530,205
Tupperware Brands Corp. *	106,973	2,606,932
Unifi, Inc. *	30,090	813,333
Universal Electronics, Inc. *	28,823	1,638,588
Vera Bradley, Inc. *	45,612	506,293
Vista Outdoor, Inc. *	126,398	4,121,839
VOXX International Corp. *	43,815	747,046
Wolverine World Wide, Inc.	175,340	7,315,185
YETI Holdings, Inc. *	173,686	14,836,258
		251,578,658

Consumer Services 4.5%
Accel Entertainment, Inc. *	109,969	1,425,198
Adtalem Global Education, Inc. *	109,112	3,743,633
American Public Education, Inc. *	31,648	963,998
Aspen Group, Inc. *	51,847	247,310
Bally's Corp. *	53,210	3,084,052
Biglari Holdings, Inc., Class A *	151	97,425
Biglari Holdings, Inc., Class B *	1,935	257,471
BJ's Restaurants, Inc. *	48,130	2,935,449
Bloomin' Brands, Inc. *	190,259	6,012,184
Bluegreen Vacations Corp.	11,032	102,377
Bluegreen Vacations Holding Corp. *	27,840	515,597
Boyd Gaming Corp. *	176,402	11,668,992
Brinker International, Inc. *	98,485	6,611,298
Caesars Entertainment, Inc. *	390,965	38,252,016
Carriage Services, Inc.	35,508	1,320,187
Carrols Restaurant Group, Inc. *	76,027	447,799
Century Casinos, Inc. *	60,276	792,629
Churchill Downs, Inc.	82,507	17,450,230
Chuy's Holdings, Inc. *	42,287	2,066,143
Cracker Barrel Old Country Store, Inc.	51,466	8,619,011
Dave & Buster's Entertainment, Inc. *	95,727	4,370,895
Del Taco Restaurants, Inc.	64,793	738,640
Denny's Corp. *	134,059	2,539,077
Dine Brands Global, Inc. *	33,858	3,272,376
El Pollo Loco Holdings, Inc. *	40,371	683,885
Everi Holdings, Inc. *	179,203	3,168,309
Fiesta Restaurant Group, Inc. *	38,977	574,521
GAN Ltd. *	69,823	1,287,536
Golden Entertainment, Inc. *	36,008	1,241,196
Hilton Grand Vacations, Inc. *	184,957	8,241,684
Houghton Mifflin Harcourt Co. *	228,409	2,073,954
International Game Technology plc *	216,082	3,720,932
Jack in the Box, Inc.	49,701	5,996,426

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kura Sushi USA, Inc., Class A *	7,069	254,555
Laureate Education, Inc., Class A *	234,438	3,223,523
Lindblad Expeditions Holdings, Inc. *	55,138	903,712
Marriott Vacations Worldwide Corp. *	87,904	15,614,388
Monarch Casino & Resort, Inc. *	27,597	2,081,090
Nathan's Famous, Inc.	6,326	401,258
NEOGAMES S.A. *	11,889	583,631
Noodles & Co. *	67,928	820,910
OneSpaWorld Holdings Ltd. *	97,176	1,035,410
Papa John's International, Inc.	71,116	6,878,340
Penn National Gaming, Inc. *	338,297	30,149,029
Perdoceo Education Corp. *	149,219	1,739,894
PlayAGS, Inc. *	59,898	536,087
RCI Hospitality Holdings, Inc.	18,287	1,331,476
Red Robin Gourmet Burgers, Inc. *	33,283	1,210,170
Red Rock Resorts, Inc., Class A *	143,241	5,246,918
Regis Corp. *	51,564	667,238
Ruth's Hospitality Group, Inc. *	70,074	1,829,632
Scientific Games Corp., Class A *	124,056	7,259,757
SeaWorld Entertainment, Inc. *	110,475	6,049,611
Shake Shack, Inc., Class A *	76,194	8,286,098
Strategic Education, Inc.	52,266	3,923,086
Stride, Inc. *	88,254	2,526,712
Target Hospitality Corp. *	67,155	187,362
Texas Roadhouse, Inc.	142,571	15,257,948
The Cheesecake Factory, Inc. *	92,149	5,767,606
Universal Technical Institute, Inc. *	69,002	388,481
Vivint Smart Home, Inc. *	172,613	2,067,904
Wingstop, Inc.	64,357	10,194,792
WW International, Inc. *	102,702	2,848,953
		283,788,001

Diversified Financials 3.7%
A-Mark Precious Metals, Inc.	10,596	394,913
Alerus Financial Corp.	31,762	913,158
Apollo Commercial Real Estate Finance, Inc.	305,429	4,645,575
Arbor Realty Trust, Inc.	249,843	4,417,224
Ares Commercial Real Estate Corp.	66,628	983,429
Arlington Asset Investment Corp., Class A *	70,121	287,496
ARMOUR Residential REIT, Inc.	140,425	1,745,483
Artisan Partners Asset Management, Inc., Class A	122,914	6,258,781
Assetmark Financial Holdings, Inc. *	35,152	791,623
Associated Capital Group, Inc., Class A	3,502	125,126
Atlanticus Holdings Corp. *	10,849	339,140
B. Riley Financial, Inc.	43,657	3,112,308
Banco Latinoamericano de Comercio Exterior, S.A., Class E	67,106	990,485
BGC Partners, Inc., Class A	672,794	3,565,808
Blackstone Mortgage Trust, Inc., Class A	302,200	9,818,478
Blucora, Inc. *	104,010	1,497,224
Brightsphere Investment Group, Inc.	133,737	3,010,420
Broadmark Realty Capital, Inc.	280,208	3,020,642
Cannae Holdings, Inc. *	187,067	7,426,560
Capstead Mortgage Corp.	208,725	1,352,538
Cherry Hill Mortgage Investment Corp.	34,388	348,007
Chimera Investment Corp.	416,637	5,474,610
Cohen & Steers, Inc.	53,092	3,611,318
Colony Credit Real Estate, Inc.	181,212	1,574,732
Cowen, Inc., Class A	55,371	2,186,601
Curo Group Holdings Corp.	39,199	561,330
Diamond Hill Investment Group, Inc.	6,506	1,112,526
Donnelley Financial Solutions, Inc. *	64,472	1,970,264
Dynex Capital, Inc.	55,649	1,124,110
Ellington Financial, Inc.	89,505	1,605,720
Security	Number of Shares	Value ($)
Ellington Residential Mortgage REIT	19,467	242,169
Encore Capital Group, Inc. *	68,119	2,679,801
Enova International, Inc. *	75,540	2,586,490
EZCORP, Inc., Class A *	105,205	592,304
Federated Hermes, Inc.	206,759	5,954,659
FirstCash, Inc.	88,295	6,359,889
Focus Financial Partners, Inc., Class A *	83,454	3,927,345
GAMCO Investors, Inc., Class A	11,191	220,239
Granite Point Mortgage Trust, Inc.	119,754	1,585,543
Great Ajax Corp.	45,201	551,904
Green Dot Corp., Class A *	112,024	5,126,218
Greenhill & Co., Inc.	30,560	463,901
GWG Holdings, Inc. *	6,185	43,914
Hamilton Lane, Inc., Class A	69,663	6,301,018
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	159,456	8,355,494
Houlihan Lokey, Inc.	112,235	7,437,813
Invesco Mortgage Capital, Inc.	503,100	1,962,090
KKR Real Estate Finance Trust, Inc.	62,350	1,315,585
Ladder Capital Corp. REIT	230,671	2,742,678
LendingClub Corp. *	152,307	2,344,005
Marlin Business Services Corp.	18,213	410,703
MFA Financial, Inc.	982,862	4,324,593
Moelis & Co., Class A	114,914	6,237,532
Navient Corp.	399,255	6,719,462
Nelnet, Inc., Class A	37,639	2,793,943
New York Mortgage Trust, Inc.	822,853	3,776,895
Oportun Financial Corp. *	43,682	948,336
Oppenheimer Holdings, Inc., Class A	20,037	1,025,293
Orchid Island Capital, Inc. (a)	186,620	1,026,410
PennyMac Mortgage Investment Trust	212,470	4,260,023
Piper Sandler Cos.	37,716	4,374,679
PJT Partners, Inc., Class A	50,499	3,713,191
PRA Group, Inc. *	97,894	3,688,646
PROG Holdings, Inc.	146,538	7,464,646
Pzena Investment Management, Inc., Class A	35,617	375,047
Ready Capital Corp.	126,184	1,830,930
Redwood Trust, Inc.	241,961	2,688,187
Regional Management Corp.	17,602	681,725
Safeguard Scientifics, Inc. *	43,841	270,061
Sculptor Capital Management, Inc.	40,427	919,310
Siebert Financial Corp. *(a)	25,352	101,662
Silvercrest Asset Management Group, Inc., Class A	20,498	285,127
StepStone Group, Inc.	41,932	1,396,336
Stifel Financial Corp.	216,812	15,001,222
StoneX Group, Inc. *	36,323	2,307,237
SWK Holdings Corp. *	7,615	119,441
TPG RE Finance Trust, Inc.	129,181	1,609,595
Two Harbors Investment Corp.	596,867	4,655,563
Value Line, Inc.	2,468	75,373
Virtus Investment Partners, Inc.	15,799	4,320,395
Waddell & Reed Financial, Inc., Class A	132,192	3,302,156
Western Asset Mortgage Capital Corp.	133,665	422,381
Westwood Holdings Group, Inc.	17,292	312,812
WisdomTree Investments, Inc.	300,390	2,038,146
World Acceptance Corp. *	9,540	1,247,260
		229,783,006

Energy 2.5%
Adams Resources & Energy, Inc.	4,755	126,007
Antero Resources Corp. *	528,266	4,764,959
Arch Resources, Inc. *	32,749	1,454,383
Archrock, Inc.	283,164	2,644,752
Ardmore Shipping Corp. *	70,613	276,803
Aspen Aerogels, Inc. *	44,909	818,691

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Berry Corp.	148,692	908,508
Bonanza Creek Energy, Inc. *	46,017	1,522,703
Brigham Minerals, Inc., Class A	92,402	1,583,770
Bristow Group, Inc. *	13,692	362,290
Cactus, Inc., Class A	103,661	3,090,134
ChampionX Corp. *	403,782	8,483,460
Clean Energy Fuels Corp. *	282,275	3,105,025
CNX Resources Corp. *	474,043	6,361,657
Comstock Resources, Inc. *	50,543	277,481
CONSOL Energy, Inc. *	65,167	572,166
Contango Oil & Gas Co. *	247,059	924,001
CVR Energy, Inc.	64,635	1,376,079
Delek US Holdings, Inc.	135,952	3,226,141
DHT Holdings, Inc.	242,551	1,431,051
Diamond S Shipping, Inc. *	57,939	570,699
DMC Global, Inc. *	31,421	1,696,734
Dorian LPG Ltd. *	81,056	1,077,234
Dril-Quip, Inc. *	75,743	2,321,523
Earthstone Energy, Inc., Class A *	50,385	353,703
Energy Fuels, Inc. *(a)	288,994	1,592,357
Evolution Petroleum Corp.	66,219	219,185
Exterran Corp. *	58,438	191,677
Falcon Minerals Corp.	84,378	374,638
Frank's International N.V. *	340,403	1,106,310
Frontline Ltd. (a)	258,338	1,973,702
Golar LNG Ltd. *	221,092	2,538,136
Goodrich Petroleum Corp. *	21,834	219,432
Green Plains, Inc. *	73,601	2,193,310
Helix Energy Solutions Group, Inc. *	310,285	1,331,123
International Seaways, Inc.	51,785	915,559
Kosmos Energy Ltd. *	880,585	2,518,473
Liberty Oilfield Services, Inc., Class A *	179,537	2,100,583
Magnolia Oil & Gas Corp., Class A *	269,860	3,038,624
Matador Resources Co.	239,772	6,308,401
Nabors Industries Ltd. *	15,379	1,243,392
NACCO Industries, Inc., Class A	7,792	180,229
National Energy Services Reunited Corp. *	44,432	563,842
Newpark Resources, Inc. *	196,243	557,330
NextDecade Corp. *	45,447	100,438
NexTier Oilfield Solutions, Inc. *	350,697	1,259,002
Nordic American Tankers Ltd.	316,597	1,047,936
Oceaneering International, Inc. *	214,365	2,304,424
Oil States International, Inc. *	131,977	740,391
Overseas Shipholding Group, Inc., Class A *	146,591	323,966
Ovintiv, Inc.	568,509	13,604,420
Par Pacific Holdings, Inc. *	86,652	1,316,244
Patterson-UTI Energy, Inc.	395,220	2,671,687
PBF Energy, Inc., Class A *	210,255	2,981,416
PDC Energy, Inc. *	216,710	7,912,082
Peabody Energy Corp. *	135,967	503,078
Penn Virginia Corp. *	32,611	444,488
PrimeEnergy Resources Corp. *	1,079	45,609
ProPetro Holding Corp. *	172,961	1,665,614
Range Resources Corp. *	463,494	4,551,511
Renewable Energy Group, Inc. *	93,869	5,211,607
REX American Resources Corp. *	11,817	953,986
RPC, Inc. *	124,658	605,838
Scorpio Tankers, Inc.	109,511	1,986,530
Select Energy Services, Inc., Class A *	126,573	611,348
SFL Corp., Ltd.	206,635	1,603,488
SM Energy Co.	247,076	3,903,801
Solaris Oilfield Infrastructure, Inc., Class A	62,053	678,860
Southwestern Energy Co. *	1,406,673	6,006,494
Talos Energy, Inc. *	29,317	328,057
Tellurian, Inc. *	359,900	797,178
Tidewater, Inc. *	88,182	1,081,111
Transocean Ltd. *	1,265,912	4,076,237
Security	Number of Shares	Value ($)
Uranium Energy Corp. *	420,497	1,219,441
US Silica Holdings, Inc. *	159,702	1,700,826
W&T Offshore, Inc. *	204,649	673,295
Whiting Petroleum Corp. *	2,611	104,623
World Fuel Services Corp.	135,990	4,206,171
		155,717,454

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	297,454	13,287,270
HF Foods Group, Inc. *	77,262	481,342
Ingles Markets, Inc., Class A	30,893	1,893,432
Natural Grocers by Vitamin Cottage, Inc.	19,294	303,302
Performance Food Group Co. *	284,514	16,700,972
PriceSmart, Inc.	49,251	4,139,054
Rite Aid Corp. *	118,187	2,070,636
SpartanNash, Co.	76,696	1,485,602
The Andersons, Inc.	67,999	1,952,931
The Chefs' Warehouse, Inc. *	65,381	2,107,230
United Natural Foods, Inc. *	121,274	4,470,160
Village Super Market, Inc., Class A	18,142	442,302
Weis Markets, Inc.	21,044	1,091,131
		50,425,364

Food, Beverage & Tobacco 1.8%
Alico, Inc.	11,041	330,899
B&G Foods, Inc. (a)	138,641	4,045,544
Bridgford Foods Corp. *	3,608	51,378
Cal-Maine Foods, Inc.	80,661	3,013,495
Calavo Growers, Inc.	35,944	2,808,305
Celsius Holdings, Inc. *	77,954	4,466,764
Coca-Cola Consolidated, Inc.	10,245	3,004,346
Darling Ingredients, Inc. *	349,289	24,258,121
Farmer Brothers Co. *	34,576	352,675
Fresh Del Monte Produce, Inc.	67,952	1,916,246
Freshpet, Inc. *	88,453	16,347,884
Hostess Brands, Inc. *	271,655	4,153,605
J&J Snack Foods Corp.	32,577	5,362,500
John B. Sanfilippo & Son, Inc.	18,797	1,652,256
Laird Superfood, Inc. *(a)	6,491	236,986
Lancaster Colony Corp.	41,131	7,597,307
Landec Corp. *	57,287	648,489
Limoneira Co.	32,460	586,228
MGP Ingredients, Inc.	28,182	1,693,738
Mission Produce, Inc. *	16,635	336,027
National Beverage Corp.	50,999	2,478,041
NewAge, Inc. *	200,205	438,449
Primo Water Corp.	339,357	5,680,836
Sanderson Farms, Inc.	43,761	7,199,997
Seneca Foods Corp., Class A *	14,345	660,731
The Simply Good Foods Co. *	184,989	6,391,370
Tootsie Roll Industries, Inc.	35,123	1,108,833
Turning Point Brands, Inc.	25,852	1,262,095
Universal Corp.	52,549	2,954,830
Vector Group Ltd.	302,692	3,950,131
Vital Farms, Inc. *	52,274	1,271,304
		116,259,410

Health Care Equipment & Services 7.2%
1Life Healthcare, Inc. *	170,753	7,429,463
Accelerate Diagnostics, Inc. *(a)	71,070	519,522
Accolade, Inc. *	69,614	3,491,142
Accuray, Inc. *	199,702	938,599
Acutus Medical, Inc. *	30,711	419,205
AdaptHealth Corp. *	163,534	4,752,298
Addus HomeCare Corp. *	32,261	3,413,214

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Allscripts Healthcare Solutions, Inc. *	341,528	5,314,176
Alphatec Holdings, Inc. *	120,258	1,922,925
AMN Healthcare Services, Inc. *	101,319	8,034,597
AngioDynamics, Inc. *	79,578	1,933,745
Apollo Medical Holdings, Inc. *	43,626	1,295,256
Apria, Inc. *	16,149	483,663
Apyx Medical Corp. *	71,644	725,754
Aspira Women's Health, Inc. *(a)	186,963	1,069,428
AtriCure, Inc. *	95,005	7,322,035
Atrion Corp.	3,043	1,943,260
Avalon GloboCare Corp. *(a)	44,971	45,870
Avanos Medical, Inc. *	103,082	4,454,173
AxoGen, Inc. *	81,051	1,517,275
Axonics, Inc. *	65,582	4,127,075
Bellerophon Therapeutics, Inc. *(a)	9,386	41,205
Beyond Air, Inc. *(a)	35,111	215,582
Biodesix, Inc. *(a)	6,260	102,414
BioLife Solutions, Inc. *	30,621	1,068,673
BioSig Technologies, Inc. *(a)	56,668	193,805
Bioventus, Inc., Class A *	16,373	235,771
Brookdale Senior Living, Inc. *	401,290	2,624,437
Cantel Medical Corp. *	82,391	7,242,993
Cardiovascular Systems, Inc. *	85,444	3,445,102
Castle Biosciences, Inc. *	31,474	2,172,650
Cerus Corp. *	354,996	2,165,476
Chembio Diagnostics, Inc. *(a)	41,983	167,512
Co-Diagnostics, Inc. *(a)	57,263	507,350
Community Health Systems, Inc. *	183,671	2,047,932
Computer Programs & Systems, Inc.	27,640	829,753
CONMED Corp.	59,010	8,317,459
CorVel Corp. *	19,175	2,243,667
Covetrus, Inc. *	252,401	7,231,289
Cross Country Healthcare, Inc. *	77,977	1,038,654
CryoLife, Inc. *	81,689	2,383,685
CryoPort, Inc. *	86,433	4,889,515
Cutera, Inc. *	37,242	1,118,377
CytoSorbents Corp. *	88,398	817,681
Eargo, Inc. *	17,843	1,021,333
Electromed, Inc. *	14,954	146,101
Enzo Biochem, Inc. *	92,538	284,092
Evolent Health, Inc., Class A *	164,053	3,553,388
Exagen, Inc. *	10,253	172,866
Five Star Senior Living, Inc. *	40,592	211,484
FONAR Corp. *	14,264	244,628
Fulgent Genetics, Inc. *	29,569	2,277,404
Glaukos Corp. *	92,741	8,732,493
Hanger, Inc. *	80,412	2,004,671
Health Catalyst, Inc. *	73,141	4,234,864
HealthEquity, Inc. *	174,291	13,240,887
HealthStream, Inc. *	56,089	1,355,110
Heska Corp. *	15,030	2,745,229
ICAD, Inc. *	43,349	782,016
Inari Medical, Inc. *	35,897	4,102,668
InfuSystem Holdings, Inc. *	32,566	736,643
Inogen, Inc. *	39,877	2,607,557
Inovalon Holdings, Inc., Class A *	162,539	4,910,303
Inspire Medical Systems, Inc. *	56,841	13,461,086
Integer Holdings Corp. *	71,131	6,677,778
Intersect ENT, Inc. *	70,217	1,531,433
IntriCon Corp. *	18,287	422,978
Invacare Corp. *	74,622	673,837
iRadimed Corp. *	12,445	344,602
iRhythm Technologies, Inc. *	62,878	4,895,681
Lantheus Holdings, Inc. *	144,460	3,423,702
LeMaitre Vascular, Inc.	36,056	1,891,858
LENSAR, Inc. *	14,647	101,211
LHC Group, Inc. *	65,907	13,726,451
LivaNova plc *	106,116	9,006,065
Security	Number of Shares	Value ($)
Lucira Health, Inc. *(a)	22,278	139,460
Magellan Health, Inc. *	52,737	4,967,825
MEDNAX, Inc. *	161,540	4,251,733
Meridian Bioscience, Inc. *	91,350	1,788,633
Merit Medical Systems, Inc. *	117,645	7,482,222
Mesa Laboratories, Inc.	10,234	2,544,684
Milestone Scientific, Inc. *	101,576	255,972
Misonix, Inc. *	26,613	494,203
ModivCare, Inc. *	26,211	3,671,637
NantHealth, Inc. *	58,065	147,485
National HealthCare Corp.	27,077	1,903,784
National Research Corp.	29,859	1,531,767
Natus Medical, Inc. *	72,917	1,863,029
Nemaura Medical, Inc. *(a)	14,458	69,398
Neogen Corp. *	114,514	10,994,489
Nevro Corp. *	73,847	12,761,500
NextGen Healthcare, Inc. *	120,598	2,208,149
NuVasive, Inc. *	111,607	7,974,320
Omnicell, Inc. *	92,205	13,371,569
Ontrak, Inc. *(a)	16,994	554,684
OptimizeRx Corp. *	35,355	1,784,013
Option Care Health, Inc. *	186,061	3,550,044
OraSure Technologies, Inc. *	154,172	1,410,674
Ortho Clinical Diagnostics Holdings plc *	191,632	3,773,234
Orthofix Medical, Inc. *	40,386	1,791,119
OrthoPediatrics Corp. *	28,338	1,657,773
Outset Medical, Inc. *	22,615	1,355,091
Owens & Minor, Inc.	157,843	5,696,554
Patterson Cos., Inc.	184,308	5,923,659
PAVmed, Inc. *(a)	133,001	607,815
PetIQ, Inc. *	46,205	1,968,333
Phreesia, Inc. *	72,964	3,775,887
Progenity, Inc. *(a)	37,975	120,001
Progyny, Inc. *	58,151	3,309,373
Pulmonx Corp. *	25,380	1,193,114
Pulse Biosciences, Inc. *	30,312	583,809
Quotient Ltd. *	155,802	610,744
R1 RCM, Inc. *	235,520	6,424,986
RadNet, Inc. *	94,038	2,100,809
Repro-Med Systems, Inc. *	55,928	210,849
Retractable Technologies, Inc. *	28,557	277,288
Rockwell Medical, Inc. *	148,170	142,925
Schrodinger, Inc. *	65,530	4,996,007
SeaSpine Holdings Corp. *	58,152	1,210,143
Select Medical Holdings Corp. *	235,821	8,895,168
Sharps Compliance Corp. *	30,750	537,818
Shockwave Medical, Inc. *	61,777	10,098,068
SI-BONE, Inc. *	63,172	2,242,606
Sientra, Inc. *	110,454	757,714
Silk Road Medical, Inc. *	59,393	3,631,288
Simulations Plus, Inc.	32,855	2,074,465
Soliton, Inc. *(a)	15,611	279,593
STAAR Surgical Co. *	99,477	13,629,344
Stereotaxis, Inc. *	95,096	684,691
Surgalign Holdings, Inc. *	211,626	383,043
Surgery Partners, Inc. *	55,846	2,691,777
Surmodics, Inc. *	29,267	1,565,492
Tabula Rasa HealthCare, Inc. *	46,192	2,196,892
Tactile Systems Technology, Inc. *	39,696	2,274,581
Talis Biomedical Corp. *(a)	28,221	338,652
Tela Bio, Inc. *	14,201	194,270
Tenet Healthcare Corp. *	226,871	13,444,375
The Ensign Group, Inc.	112,232	9,635,117
The Joint Corp. *	29,061	1,612,304
The Pennant Group, Inc. *	55,036	2,224,555
Tivity Health, Inc. *	93,788	2,267,794
TransMedics Group, Inc. *	54,287	1,558,580
Triple-S Management Corp., Class B *	49,453	1,172,531

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
U.S. Physical Therapy, Inc.	27,602	3,103,845
Utah Medical Products, Inc.	7,425	647,905
Vapotherm, Inc. *	42,060	925,320
Varex Imaging Corp. *	82,785	1,965,316
Venus Concept, Inc. *(a)	54,022	102,642
Viemed Healthcare, Inc. *	74,966	754,158
ViewRay, Inc. *	264,127	1,270,451
Vocera Communications, Inc. *	70,066	2,534,287
VolitionRX Ltd. *(a)	64,947	217,572
Zynex, Inc. *(a)	40,247	594,448
		451,731,525

Household & Personal Products 0.6%
BellRing Brands, Inc., Class A *	86,892	2,240,945
Central Garden & Pet Co. *	20,944	1,133,908
Central Garden & Pet Co., Class A *	86,993	4,286,145
Edgewell Personal Care Co.	117,962	4,506,148
elf Beauty, Inc. *	99,348	3,005,277
Inter Parfums, Inc.	38,755	2,852,368
Lifevantage Corp. *	28,113	228,559
Medifast, Inc.	24,540	5,572,789
Nature's Sunshine Products, Inc.	19,778	411,580
Oil-Dri Corp. of America	11,364	396,944
Revlon, Inc., Class A *(a)	14,442	171,427
USANA Health Sciences, Inc. *	25,205	2,268,198
Veru, Inc. *	120,011	1,060,897
WD-40 Co.	29,614	7,366,186
		35,501,371

Insurance 1.9%
Ambac Financial Group, Inc. *	98,164	1,683,513
American Equity Investment Life Holding Co.	196,862	6,098,785
AMERISAFE, Inc.	41,356	2,567,380
Argo Group International Holdings Ltd.	70,500	3,678,690
BRP Group, Inc., Class A *	92,577	2,686,585
Citizens, Inc. *	109,504	639,503
CNO Financial Group, Inc.	293,026	7,480,954
Crawford & Co., Class A	34,321	360,027
Donegal Group, Inc., Class A	23,768	366,740
eHealth, Inc. *	55,871	3,952,315
Employers Holdings, Inc.	62,714	2,538,663
Enstar Group Ltd. *	26,168	6,572,878
FBL Financial Group, Inc., Class A	20,958	1,188,109
FedNat Holding Co.	26,577	135,277
Genworth Financial, Inc., Class A *	1,093,938	4,725,812
Goosehead Insurance, Inc., Class A	28,684	3,153,519
Greenlight Capital Re Ltd., Class A *	57,682	532,405
HCI Group, Inc.	13,674	1,003,945
Heritage Insurance Holdings, Inc.	55,133	502,262
Horace Mann Educators Corp.	89,907	3,605,271
Independence Holding Co.	9,712	427,328
Investors Title Co.	2,770	488,711
James River Group Holdings Ltd.	65,064	3,065,165
Kinsale Capital Group, Inc.	45,929	7,992,105
MBIA, Inc. *	108,065	1,082,811
Midwest Holding, Inc. *	2,049	98,393
National Western Life Group, Inc., Class A	5,620	1,288,666
NI Holdings, Inc. *	19,067	365,133
Palomar Holdings, Inc. *	44,087	3,101,961
ProAssurance Corp.	116,748	2,918,700
ProSight Global, Inc. *	21,014	267,298
Protective Insurance Corp., Class B	19,116	439,668
RLI Corp.	85,827	9,566,277
Safety Insurance Group, Inc.	30,838	2,529,641
Selective Insurance Group, Inc.	128,218	9,762,518
Security	Number of Shares	Value ($)
Selectquote, Inc. *	283,745	8,832,982
SiriusPoint Ltd. *	183,239	1,938,669
State Auto Financial Corp.	38,965	735,659
Stewart Information Services Corp.	57,314	3,361,466
Tiptree, Inc.	54,132	541,861
Trean Insurance Group, Inc. *	24,794	433,647
Trupanion, Inc. *	65,557	5,316,673
United Fire Group, Inc.	45,624	1,380,582
United Insurance Holdings Corp.	46,554	260,237
Universal Insurance Holdings, Inc.	58,948	822,325
Vericity, Inc. *	3,971	44,118
Watford Holdings Ltd. *	37,194	1,296,583
		121,831,810

Materials 4.4%
Advanced Emissions Solutions, Inc. *	34,706	163,118
AdvanSix, Inc. *	59,312	1,724,793
AgroFresh Solutions, Inc. *	63,989	135,657
Alcoa Corp. *	406,709	14,901,818
Allegheny Technologies, Inc. *	275,807	6,415,271
American Vanguard Corp.	62,513	1,236,507
Amyris, Inc. *	231,554	3,371,426
Arconic Corp. *	216,264	6,185,150
Avient Corp.	198,427	10,074,139
Balchem Corp.	69,817	8,880,024
Caledonia Mining Corp. plc	24,601	342,200
Carpenter Technology Corp.	103,192	3,907,881
Century Aluminum Co. *	109,639	1,716,947
Chase Corp.	15,927	1,886,394
Clearwater Paper Corp. *	34,881	1,167,118
Cleveland-Cliffs, Inc. *	974,935	17,412,339
Coeur Mining, Inc. *	524,227	4,235,754
Commercial Metals Co.	258,157	7,543,348
Compass Minerals International, Inc.	74,378	5,051,754
Domtar Corp. *	119,760	4,720,939
Ferro Corp. *	178,311	2,970,661
Ferroglobe Representation and Warranty Insurance Trust *(b)	108,500	—
Forterra, Inc. *	63,179	1,482,179
FutureFuel Corp.	57,251	727,088
Gatos Silver, Inc. *	51,183	587,581
GCP Applied Technologies, Inc. *	105,508	2,710,501
Glatfelter Corp.	94,486	1,390,834
Gold Resource Corp.	143,162	385,106
Greif, Inc., Class A	56,023	3,389,952
Greif, Inc., Class B	12,740	761,979
H.B. Fuller Co.	112,953	7,547,519
Hawkins, Inc.	42,238	1,408,637
Haynes International, Inc.	26,653	779,334
Hecla Mining Co.	1,133,528	6,699,151
Ingevity Corp. *	90,229	7,045,080
Innospec, Inc.	53,262	5,188,251
Intrepid Potash, Inc. *	20,463	658,090
Kaiser Aluminum Corp.	34,157	4,114,894
Koppers Holdings, Inc. *	44,338	1,473,795
Kraton Corp. *	67,380	2,409,509
Kronos Worldwide, Inc.	47,916	814,572
Livent Corp. *	319,049	5,749,263
Louisiana-Pacific Corp.	238,392	15,705,265
Marrone Bio Innovations, Inc. *	144,843	244,785
Materion Corp.	44,246	3,133,059
Minerals Technologies, Inc.	74,046	5,785,954
Myers Industries, Inc.	77,319	1,744,317
Neenah, Inc.	36,702	1,951,445
Novagold Resources, Inc. *	514,924	4,629,167
O-I Glass, Inc. *	340,952	5,622,298
Olympic Steel, Inc.	19,559	568,189

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Orion Engineered Carbons S.A. *	130,082	2,583,429
Pactiv Evergreen, Inc.	86,576	1,274,399
PQ Group Holdings, Inc.	83,714	1,171,996
Quaker Chemical Corp.	28,863	6,994,948
Ranpak Holdings Corp. *	61,992	1,192,106
Rayonier Advanced Materials, Inc. *	135,542	1,232,077
Ryerson Holding Corp. *	33,866	537,792
Schnitzer Steel Industries, Inc., Class A	57,000	2,690,970
Schweitzer-Mauduit International, Inc.	67,622	3,088,297
Sensient Technologies Corp.	92,055	7,570,603
Stepan Co.	46,800	6,114,888
Summit Materials, Inc., Class A *	248,882	7,165,313
SunCoke Energy, Inc.	182,655	1,232,921
TimkenSteel Corp. *	97,139	1,167,611
Trecora Resources *	52,180	396,046
Tredegar Corp.	56,465	825,518
Trinseo S.A.	83,103	5,144,907
Tronox Holdings plc, Class A	251,748	5,337,058
UFP Technologies, Inc. *	14,880	744,893
United States Lime & Minerals, Inc.	4,273	590,443
United States Steel Corp.	566,539	13,036,062
US Concrete, Inc. *	34,869	2,211,043
Verso Corp., Class A	67,254	1,038,402
Warrior Met Coal, Inc.	112,523	1,783,490
Worthington Industries, Inc.	75,990	4,959,107
		278,835,351

Media & Entertainment 1.7%
AMC Entertainment Holdings, Inc., Class A *(a)	823,090	8,255,593
AMC Networks, Inc., Class A *	61,772	3,105,896
Boston Omaha Corp., Class A *	29,117	815,858
Cardlytics, Inc. *	64,851	8,918,958
Cargurus, Inc. *	190,072	4,690,977
Cars.com, Inc. *	145,405	1,920,800
Cinemark Holdings, Inc. *	232,800	4,935,360
comScore, Inc. *	133,799	493,718
Daily Journal Corp. *	2,591	790,747
DHI Group, Inc. *	108,747	317,541
Emerald Holding, Inc. *	53,276	298,878
Entercom Communications Corp. *	255,984	1,238,963
Entravision Communications Corp., Class A	124,684	480,033
Eros STX Global Corp. *	352,577	458,350
Eventbrite, Inc., Class A *	139,805	3,295,204
EverQuote, Inc., Class A *	30,365	1,028,463
Fluent, Inc. *	88,752	330,157
Gaia, Inc. *	25,331	266,989
Gannett Co., Inc. *	286,135	1,299,053
Gray Television, Inc.	188,581	3,831,966
Hemisphere Media Group, Inc. *	34,931	426,857
iHeartMedia, Inc., Class A *	132,003	2,526,537
IMAX Corp. *	106,938	2,205,062
Liberty Media Corp. - Liberty Braves, Class A *	21,816	610,630
Liberty Media Corp. - Liberty Braves, Class C *	78,840	2,183,080
Liberty TripAdvisor Holdings, Inc., Class A *	156,320	790,979
LiveXLive Media, Inc. *	109,827	471,158
Loral Space & Communications, Inc.	28,300	1,135,679
Magnite, Inc. *	240,010	9,612,400
MediaAlpha, Inc. *	38,854	1,719,289
Meredith Corp. *	86,548	2,691,643
MSG Networks, Inc., Class A *	66,273	1,051,753
National CineMedia, Inc.	135,081	576,796
Security	Number of Shares	Value ($)
QuinStreet, Inc. *	104,271	2,113,573
Saga Communications, Inc., Class A *	8,051	181,389
Scholastic Corp.	62,723	1,902,389
Sinclair Broadcast Group, Inc., Class A	96,140	3,121,666
TechTarget, Inc. *	51,624	3,959,561
TEGNA, Inc.	476,215	9,552,873
The E.W. Scripps Co., Class A	121,075	2,617,641
The Marcus Corp. *	48,986	977,761
Tribune Publishing Co. *	33,939	591,896
TrueCar, Inc. *	220,561	1,014,581
WideOpenWest, Inc. *	113,850	1,601,869
Yelp, Inc. *	156,708	6,158,624
		106,569,190

Pharmaceuticals, Biotechnology & Life Sciences 12.0%
4D Molecular Therapeutics, Inc. *	16,607	642,691
89bio, Inc. *	18,253	479,871
Abeona Therapeutics, Inc. *	128,511	227,464
AcelRx Pharmaceuticals, Inc. *(a)	213,639	277,731
ADMA Biologics, Inc. *(a)	145,274	284,737
Adverum Biotechnologies, Inc. *	192,918	752,380
Aeglea BioTherapeutics, Inc. *	98,068	762,969
Aerie Pharmaceuticals, Inc. *	79,380	1,359,779
Affimed N.V. *	244,565	2,614,400
Agenus, Inc. *	336,945	1,041,160
Agile Therapeutics, Inc. *(a)	149,341	276,281
Akebia Therapeutics, Inc. *	314,839	1,004,336
Akero Therapeutics, Inc. *	29,038	894,370
Akouos, Inc. *	52,238	742,824
Albireo Pharma, Inc. *	37,211	1,194,473
Alector, Inc. *	99,972	1,949,454
Aligos Therapeutics, Inc. *	23,285	598,890
Allakos, Inc. *	57,041	6,224,314
Allogene Therapeutics, Inc. *	117,163	3,622,680
Allovir, Inc. *	64,449	1,522,930
ALX Oncology Holdings, Inc. *	38,101	2,387,409
Amicus Therapeutics, Inc. *	557,155	5,482,405
Amneal Pharmaceuticals, Inc. *	216,691	1,193,967
Amphastar Pharmaceuticals, Inc. *	78,186	1,360,436
AnaptysBio, Inc. *	46,601	1,088,133
Anavex Life Sciences Corp. *(a)	126,504	1,528,168
Angion Biomedica Corp. *	12,375	174,859
ANI Pharmaceuticals, Inc. *	20,646	687,099
Anika Therapeutics, Inc. *	30,248	1,215,365
Annexon, Inc. *	58,207	1,160,066
Antares Pharma, Inc. *	355,896	1,348,846
Apellis Pharmaceuticals, Inc. *	130,065	6,590,394
Applied Genetic Technologies Corp. *	91,310	386,241
Applied Molecular Transport, Inc. *	48,437	2,784,643
Applied Therapeutics, Inc. *	33,035	611,808
Aprea Therapeutics, Inc. *	14,777	69,304
Aptinyx, Inc. *	71,316	191,127
Aquestive Therapeutics, Inc. *(a)	40,688	165,600
Aravive, Inc. *	26,214	137,624
Arcturus Therapeutics Holdings, Inc. *	43,706	1,602,262
Arcus Biosciences, Inc. *	91,868	3,100,545
Arcutis Biotherapeutics, Inc. *	50,401	1,688,433
Ardelyx, Inc. *	162,547	1,188,219
Arena Pharmaceuticals, Inc. *	126,400	8,674,832
Arrowhead Pharmaceuticals, Inc. *	222,286	16,173,529
Arvinas, Inc. *	78,323	5,399,588
Assembly Biosciences, Inc. *	63,817	273,137
Atara Biotherapeutics, Inc. *	173,086	2,433,589
Atea Pharmaceuticals, Inc. *	31,490	778,118
Athenex, Inc. *	152,753	612,540
Athersys, Inc. *	368,298	615,058
Athira Pharma, Inc. *	29,741	585,303

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Atreca, Inc. Class A *	61,829	738,238
Avenue Therapeutics, Inc. *	14,314	73,288
AVEO Pharmaceuticals, Inc. *	46,292	326,359
Avid Bioservices, Inc. *	130,504	2,793,438
Avidity Biosciences, Inc. *	66,476	1,558,197
Avrobio, Inc. *	78,514	917,044
Axcella Health, Inc. *	31,128	128,870
Axsome Therapeutics, Inc. *	60,291	3,645,194
Aytu BioPharma, Inc. *(a)	46,536	308,068
Aziyo Biologics, Inc. *	4,654	45,470
Beam Therapeutics, Inc. *	86,649	7,105,218
Beyondspring, Inc. *	40,546	437,491
BioAtla, Inc. *	25,297	1,254,478
BioCryst Pharmaceuticals, Inc. *	383,084	4,457,182
BioDelivery Sciences International, Inc. *	194,410	672,659
Biohaven Pharmaceutical Holding Co., Ltd. *	104,532	7,850,353
Bioxcel Therapeutics, Inc. *	27,991	950,854
Black Diamond Therapeutics, Inc. *	39,729	1,058,381
Blueprint Medicines Corp. *	120,163	11,574,100
Bolt Biotherapeutics, Inc. *	27,064	605,151
BrainStorm Cell Therapeutics, Inc. *(a)	66,828	231,893
Bridgebio Pharma, Inc. *	204,330	11,426,134
C4 Therapeutics, Inc. *	23,045	762,790
Cabaletta Bio, Inc. *	27,690	308,190
Calithera Biosciences, Inc. *	145,690	316,147
Calyxt, Inc. *	23,499	117,025
Cara Therapeutics, Inc. *	88,922	1,151,540
CareDx, Inc. *	109,050	8,622,583
CASI Pharmaceuticals, Inc. *	144,695	259,004
Cassava Sciences, Inc. *	71,075	3,326,310
Catabasis Pharmaceuticals, Inc. *	45,613	102,629
Catalyst Biosciences, Inc. *	65,628	330,765
Catalyst Pharmaceuticals, Inc. *	209,875	961,228
CEL-SCI Corp. *(a)	77,281	1,864,791
Centogene N.V. *	17,635	191,692
Cerecor, Inc. *	91,510	287,341
Champions Oncology, Inc. *	15,613	167,527
Checkmate Pharmaceuticals, Inc. *	19,146	138,617
Checkpoint Therapeutics, Inc. *	107,961	313,087
ChemoCentryx, Inc. *	107,740	5,207,074
Chiasma, Inc. *	110,879	330,419
Chimerix, Inc. *	130,578	1,137,334
Chinook Therapeutics, Inc. *	27,886	500,554
ChromaDex Corp. *	88,383	784,841
Cidara Therapeutics, Inc. *	83,343	185,021
Clovis Oncology, Inc. *(a)	180,321	1,071,107
Codexis, Inc. *	125,580	2,910,944
Codiak Biosciences, Inc. *	13,720	271,656
Cohbar, Inc. *	72,401	97,017
Coherus Biosciences, Inc. *	127,378	1,885,194
Collegium Pharmaceutical, Inc. *	75,197	1,676,893
Concert Pharmaceuticals, Inc. *	65,111	270,211
Constellation Pharmaceuticals, Inc. *	66,790	1,444,000
ContraFect Corp. *	50,703	224,614
Corbus Pharmaceuticals Holdings, Inc. *	169,769	305,584
Corcept Therapeutics, Inc. *	210,732	4,802,582
CorMedix, Inc. *	72,405	625,579
Cortexyme, Inc. *	33,867	1,326,570
Crinetics Pharmaceuticals, Inc. *	59,536	1,030,568
Cue Biopharma, Inc. *	63,342	768,338
Cullinan Oncology, Inc. *(a)	28,913	938,516
Cyclerion Therapeutics, Inc. *	45,202	98,540
Cymabay Therapeutics, Inc. *	148,549	643,217
Cytokinetics, Inc. *	144,222	3,669,008
CytomX Therapeutics, Inc. *	134,665	1,260,464
Decibel Therapeutics, Inc. *	15,239	138,980
Deciphera Pharmaceuticals, Inc. *	83,986	3,894,431
Security	Number of Shares	Value ($)
Denali Therapeutics, Inc. *	136,555	8,253,384
DermTech, Inc. *	22,507	946,419
Dicerna Pharmaceuticals, Inc. *	143,389	4,472,303
Durect Corp. *	492,520	935,788
Dyadic International, Inc. *	44,403	200,258
Dynavax Technologies Corp. *	229,657	2,291,977
Dyne Therapeutics, Inc. *	34,384	676,677
Eagle Pharmaceuticals, Inc. *	22,287	909,978
Editas Medicine, Inc. *	145,332	5,378,737
Eiger BioPharmaceuticals, Inc. *	66,554	565,043
Eloxx Pharmaceuticals, Inc. *(a)	56,093	122,283
Emergent BioSolutions, Inc. *	98,096	5,981,894
Enanta Pharmaceuticals, Inc. *	41,638	2,112,712
Endo International plc *	492,705	2,823,200
Enochian Biosciences, Inc. *(a)	29,338	99,162
Epizyme, Inc. *	192,061	1,499,996
Esperion Therapeutics, Inc. *(a)	56,047	1,510,467
Eton Pharmaceuticals, Inc. *(a)	35,654	309,477
Evelo Biosciences, Inc. *	49,123	645,967
Evofem Biosciences, Inc. *(a)	167,751	248,271
Evolus, Inc. *	46,888	427,150
Exicure, Inc. *	130,353	256,795
Fate Therapeutics, Inc. *	165,354	14,450,286
Fennec Pharmaceuticals, Inc. *	45,870	286,688
FibroGen, Inc. *	183,124	4,087,328
Flexion Therapeutics, Inc. *	96,951	752,340
Fluidigm Corp. *	158,521	794,190
Foghorn Therapeutics, Inc. *	15,003	164,733
Forma Therapeutics Holdings, Inc. *	65,564	1,766,950
Fortress Biotech, Inc. *	147,759	638,319
Frequency Therapeutics, Inc. *	53,563	621,866
Fulcrum Therapeutics, Inc. *	36,295	408,319
G1 Therapeutics, Inc. *	73,418	1,546,917
Galectin Therapeutics, Inc. *(a)	77,488	342,497
Galera Therapeutics, Inc. *	18,833	153,489
Generation Bio Co. *	87,812	3,201,626
Genprex, Inc. *(a)	61,485	233,643
Geron Corp. *	627,246	909,507
GlycoMimetics, Inc. *	76,245	182,988
Gossamer Bio, Inc. *	124,833	1,078,557
Graybug Vision, Inc. *(a)	13,607	64,497
Gritstone Oncology, Inc. *	63,905	578,340
Halozyme Therapeutics, Inc. *	288,717	14,421,414
Harmony Biosciences Holdings, Inc. *	13,767	403,373
Harpoon Therapeutics, Inc. *	28,875	653,730
Harrow Health, Inc. *	48,818	374,434
Harvard Bioscience, Inc. *	81,212	562,799
Heron Therapeutics, Inc. *	190,675	3,332,999
Homology Medicines, Inc. *	74,689	505,645
Hookipa Pharma, Inc. *	30,735	416,152
iBio, Inc. *(a)	456,189	624,979
Ideaya Biosciences, Inc. *	37,683	774,386
IGM Biosciences, Inc. *	16,435	1,162,283
IMARA, Inc. *	15,946	118,000
Immunic, Inc. *	11,550	177,408
ImmunityBio, Inc. *(a)	67,762	1,202,776
ImmunoGen, Inc. *	417,123	3,362,011
Immunome, Inc. *	4,317	114,660
Immunovant, Inc. *	81,159	1,272,573
Inhibrx, Inc. *	17,704	377,626
Innoviva, Inc. *	138,950	1,590,978
Inovio Pharmaceuticals, Inc. *(a)	402,941	2,744,028
Inozyme Pharma, Inc. *	25,680	474,566
Insmed, Inc. *	220,083	7,423,400
Intellia Therapeutics, Inc. *	119,124	9,145,149
Intercept Pharmaceuticals, Inc. *	56,949	1,126,451
Intra-Cellular Therapies, Inc. *	143,742	4,949,037
Invitae Corp. *	263,342	9,190,636

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ironwood Pharmaceuticals, Inc. *	346,834	3,829,047
iTeos Therapeutics, Inc. *	43,449	1,021,486
IVERIC bio, Inc. *	176,685	1,236,795
Jounce Therapeutics, Inc. *	37,339	352,107
Kadmon Holdings, Inc. *	378,061	1,534,928
Kala Pharmaceuticals, Inc. *(a)	86,271	666,875
Kaleido Biosciences, Inc. *(a)	29,093	229,544
KalVista Pharmaceuticals, Inc. *	41,887	1,045,918
Karuna Therapeutics, Inc. *	34,324	3,810,307
Karyopharm Therapeutics, Inc. *	153,676	1,435,334
Keros Therapeutics, Inc. *	28,999	1,705,141
Kezar Life Sciences, Inc. *	70,231	409,447
Kindred Biosciences, Inc. *	83,881	419,405
Kiniksa Pharmaceuticals Ltd., Class A *	58,853	968,720
Kinnate Biopharma, Inc. *	28,850	773,757
Kodiak Sciences, Inc. *	71,514	8,641,752
Kronos Bio, Inc. *	32,481	879,261
Krystal Biotech, Inc. *	32,556	2,586,249
Kura Oncology, Inc. *	135,643	3,652,866
Kymera Therapeutics, Inc. *	22,192	1,010,846
La Jolla Pharmaceutical Co. *(a)	38,945	172,916
Landos Biopharma, Inc. *	13,442	148,131
Lannett Co., Inc. *	69,554	303,951
Lexicon Pharmaceuticals, Inc. *	105,997	515,145
Ligand Pharmaceuticals, Inc. *	31,249	4,558,917
Liquidia Corp. *	56,162	159,500
LogicBio Therapeutics, Inc. *	34,198	188,773
Luminex Corp.	93,488	3,430,075
Lyra Therapeutics, Inc. *	14,177	142,762
MacroGenics, Inc. *	119,148	3,855,629
Madrigal Pharmaceuticals, Inc. *	19,052	2,592,977
Magenta Therapeutics, Inc. *	45,699	532,393
MannKind Corp. *	494,663	2,260,610
Marinus Pharmaceuticals, Inc. *	64,252	945,147
Marker Therapeutics, Inc. *	65,513	167,713
MediciNova, Inc. *(a)	93,762	411,615
Medpace Holdings, Inc. *	59,924	10,167,904
MEI Pharma, Inc. *	237,241	865,930
MeiraGTx Holdings plc *	50,906	762,572
Mersana Therapeutics, Inc. *	114,677	1,826,805
Metacrine, Inc. *	13,800	53,544
Minerva Neurosciences, Inc. *	78,969	187,946
Mirati Therapeutics, Inc. *	92,914	15,444,165
Mirum Pharmaceuticals, Inc. *	12,788	249,878
Molecular Templates, Inc. *	57,339	536,693
Morphic Holding, Inc. *	30,172	1,671,529
Mustang Bio, Inc. *	105,190	339,764
Myriad Genetics, Inc. *	154,412	4,666,331
NanoString Technologies, Inc. *	95,893	7,639,795
Natera, Inc. *	164,258	18,071,665
NeoGenomics, Inc. *	235,926	11,558,015
Neoleukin Therapeutics, Inc. *	68,875	860,249
Neubase Therapeutics, Inc. *	34,924	210,592
NeuroBo Pharmaceuticals, Inc. *(a)	16,028	57,541
NexImmune, Inc. *(a)	13,672	264,006
NextCure, Inc. *	35,743	313,466
NGM Biopharmaceuticals, Inc. *	56,372	1,550,230
Nkarta, Inc. *	44,272	1,410,063
Novavax, Inc. *	133,832	31,708,816
Nurix Therapeutics, Inc. *	52,082	1,813,495
Nymox Pharmaceutical Corp. *(a)	94,996	189,042
Ocular Therapeutix, Inc. *	159,127	2,924,754
Odonate Therapeutics, Inc. *	33,930	113,666
Olema Pharmaceuticals, Inc. *	25,890	726,215
Omeros Corp. *	127,664	2,254,546
Oncocyte Corp. *	151,954	781,044
Oncorus, Inc. *	16,021	257,137
OPKO Health, Inc. *	864,121	3,542,896
Security	Number of Shares	Value ($)
Optinose, Inc. *	80,896	288,799
Organogenesis Holdings, Inc. *	53,790	1,202,744
Orgenesis, Inc. *	38,955	182,699
ORIC Pharmaceuticals, Inc. *	49,281	1,189,151
Osmotica Pharmaceuticals plc *(a)	25,694	73,999
Ovid therapeutics, Inc. *	107,575	394,800
Oyster Point Pharma, Inc. *	12,531	258,765
Pacific Biosciences of California, Inc. *	395,992	11,820,361
Pacira BioSciences, Inc. *	92,755	5,860,261
Paratek Pharmaceuticals, Inc. *	94,548	723,292
Passage Bio, Inc. *	63,084	1,183,456
Personalis, Inc. *	57,495	1,416,677
PhaseBio Pharmaceuticals, Inc. *	32,407	98,193
Phathom Pharmaceuticals, Inc. *	25,474	981,258
Phibro Animal Health Corp., Class A	44,755	1,097,393
Pieris Pharmaceuticals, Inc. *	117,796	254,439
Pliant Therapeutics, Inc. *	52,064	1,744,144
PMV Pharmaceuticals, Inc. *	30,081	1,014,632
Poseida Therapeutics, Inc. *	70,628	661,078
Praxis Precision Medicines, Inc. *	23,507	720,725
Precigen, Inc. *	153,229	1,185,226
Precision BioSciences, Inc. *	100,168	930,561
Prelude Therapeutics, Inc. *(a)	21,137	875,917
Prestige Consumer Healthcare, Inc. *	109,118	4,753,180
Protagonist Therapeutics, Inc. *	76,272	2,207,312
Protara Therapeutics, Inc. *	8,070	90,303
Prothena Corp. plc *	66,520	1,765,441
Provention Bio, Inc. *	117,166	842,424
PTC Therapeutics, Inc. *	133,984	5,521,481
Puma Biotechnology, Inc. *	68,591	676,307
Quanterix Corp. *	52,270	3,195,788
Radius Health, Inc. *	98,425	2,194,877
RAPT Therapeutics, Inc. *	24,475	536,982
Recro Pharma, Inc. *	43,109	115,101
REGENXBIO, Inc. *	84,296	2,924,228
Relay Therapeutics, Inc. *	99,660	3,160,219
Relmada Therapeutics, Inc. *	32,238	1,243,097
Replimune Group, Inc. *	52,044	1,904,290
Revance Therapeutics, Inc. *	136,889	3,986,208
REVOLUTION Medicines, Inc. *	92,820	3,080,696
Rhythm Pharmaceuticals, Inc. *	82,665	1,782,257
Rigel Pharmaceuticals, Inc. *	365,791	1,360,743
Rocket Pharmaceuticals, Inc. *	81,280	3,725,875
Rubius Therapeutics, Inc. *	78,116	1,954,462
Sangamo Therapeutics, Inc. *	250,676	2,952,963
Satsuma Pharmaceuticals, Inc. *	19,799	105,133
Savara, Inc. *	100,055	190,105
Scholar Rock Holding Corp. *	55,203	1,785,817
Scopus Biopharma, Inc. *(a)	11,810	86,567
scPharmaceuticals, Inc. *	14,397	93,149
Seer, Inc. *	31,445	1,601,494
Selecta Biosciences, Inc. *	145,230	435,690
Sensei Biotherapeutics, Inc. *	16,278	215,521
Seres Therapeutics, Inc. *	119,302	2,482,675
Shattuck Labs, Inc. *	28,726	1,082,396
SIGA Technologies, Inc. *	112,387	805,815
Sigilon Therapeutics, Inc. *	16,478	229,044
Silverback Therapeutics, Inc. *(a)	27,965	896,278
Soleno Therapeutics, Inc. *	123,492	149,425
Solid Biosciences, Inc. *	59,084	300,738
Sorrento Therapeutics, Inc. *(a)	542,657	4,466,067
Spectrum Pharmaceuticals, Inc. *	317,655	987,907
Spero Therapeutics, Inc. *	44,152	607,532
SpringWorks Therapeutics, Inc. *	52,215	3,752,170
Spruce Biosciences, Inc. *(a)	14,527	235,337
SQZ Biotechnologies Co. *	11,380	139,746
Stoke Therapeutics, Inc. *	29,917	966,319
Strongbridge Biopharma plc *	91,727	232,987

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Supernus Pharmaceuticals, Inc. *	106,116	3,231,232
Sutro Biopharma, Inc. *	70,869	1,453,523
Syndax Pharmaceuticals, Inc. *	67,784	1,080,477
Syros Pharmaceuticals, Inc. *	100,558	607,370
Tarsus Pharmaceuticals, Inc. *	13,597	417,700
Taysha Gene Therapies, Inc. *	19,357	499,604
TCR2 Therapeutics, Inc. *	63,068	1,432,274
Terns Pharmaceuticals, Inc. *	18,562	408,364
TG Therapeutics, Inc. *	264,179	11,811,443
TherapeuticsMD, Inc. *(a)	745,746	902,353
Theravance Biopharma, Inc. *	100,813	1,990,049
Translate Bio, Inc. *	148,595	3,450,376
Travere Therapeutics, Inc. *	120,510	2,979,007
Tricida, Inc. *	60,754	282,506
Turning Point Therapeutics, Inc. *	80,869	6,164,644
Twist Bioscience Corp. *	101,983	13,685,099
Tyme Technologies, Inc. *	153,809	238,404
Ultragenyx Pharmaceutical, Inc. *	138,021	15,408,664
UNITY Biotechnology, Inc. *	75,065	373,073
UroGen Pharma Ltd. *	42,424	825,147
Vanda Pharmaceuticals, Inc. *	115,826	1,922,712
Vaxart, Inc. *(a)	112,568	1,213,483
Vaxcyte, Inc. *	63,378	1,176,929
VBI Vaccines, Inc. *	394,784	1,243,570
Veracyte, Inc. *	143,948	7,161,413
Verastem, Inc. *	367,065	1,126,890
Vericel Corp. *	98,881	6,172,152
Verrica Pharmaceuticals, Inc. *(a)	27,045	356,994
Viking Therapeutics, Inc. *	144,858	925,643
Vir Biotechnology, Inc. *	116,367	5,555,361
Vor BioPharma, Inc. *(a)	24,340	685,901
Voyager Therapeutics, Inc. *	53,791	259,273
vTv Therapeutics, Inc., Class A *(a)	30,946	79,222
VYNE Therapeutics, Inc. *	78,840	389,470
WaVe Life Sciences Ltd. *	70,964	436,429
X4 Pharmaceuticals, Inc. *	35,114	294,255
XBiotech, Inc. *(a)	31,436	536,927
Xencor, Inc. *	120,527	5,129,629
Xeris Pharmaceuticals, Inc. *(a)	99,459	380,928
XOMA Corp. *(a)	12,952	492,953
Y-mAbs Therapeutics, Inc. *	66,106	1,987,807
Zentalis Pharmaceuticals, Inc. *	62,533	3,709,458
ZIOPHARM Oncology, Inc. *	460,879	1,594,641
Zogenix, Inc. *	121,487	2,294,889
		750,438,761

Real Estate 6.1%
Acadia Realty Trust	184,385	3,851,803
Agree Realty Corp.	135,156	9,509,576
Alexander & Baldwin, Inc.	156,984	2,877,517
Alexander's, Inc.	4,680	1,297,483
Alpine Income Property Trust, Inc.	14,957	272,367
Alset EHome International, Inc. *(a)	4,627	49,278
Altisource Portfolio Solutions S.A. *	9,847	62,036
American Assets Trust, Inc.	109,436	3,835,732
American Finance Trust, Inc.	235,889	2,361,249
American Realty Investors, Inc. *	2,246	17,474
Armada Hoffler Properties, Inc.	123,686	1,685,840
Bluerock Residential Growth REIT, Inc.	46,942	445,010
Broadstone Net Lease, Inc.	77,074	1,555,353
BRT Apartments Corp.	22,911	431,414
CareTrust REIT, Inc.	207,789	5,024,338
CatchMark Timber Trust, Inc., Class A	106,916	1,243,433
Centerspace	28,164	1,982,464
Chatham Lodging Trust *	99,788	1,384,060
CIM Commercial Trust Corp.	23,639	264,757
City Office REIT, Inc.	92,479	1,010,795
Security	Number of Shares	Value ($)
Clipper Realty, Inc.	32,974	271,376
Colony Capital, Inc. *	1,043,036	7,301,252
Columbia Property Trust, Inc.	248,911	4,482,887
Community Healthcare Trust, Inc.	48,084	2,448,437
CorEnergy Infrastructure Trust, Inc.	30,232	183,206
CorePoint Lodging, Inc. *	85,901	858,151
CTO Realty Growth, Inc.	12,887	683,011
Cushman & Wakefield plc *	239,774	4,076,158
DiamondRock Hospitality Co. *	432,750	4,509,255
Diversified Healthcare Trust	512,505	2,262,710
Easterly Government Properties, Inc.	176,632	3,785,224
EastGroup Properties, Inc.	84,900	13,470,234
Essential Properties Realty Trust, Inc.	225,915	5,916,714
eXp World Holdings, Inc. *	107,792	3,703,733
Farmland Partners, Inc.	55,674	742,134
Fathom Holdings, Inc. *	10,542	361,591
Forestar Group, Inc. *	36,757	931,422
Four Corners Property Trust, Inc.	160,047	4,620,557
Franklin Street Properties Corp.	226,717	1,197,066
FRP Holdings, Inc. *	14,335	727,645
Getty Realty Corp.	75,400	2,381,132
Gladstone Commercial Corp.	73,074	1,537,477
Gladstone Land Corp.	46,374	973,390
Global Medical REIT, Inc.	95,663	1,373,721
Global Net Lease, Inc.	195,615	3,755,808
Healthcare Realty Trust, Inc.	303,644	9,765,191
Hersha Hospitality Trust *	72,659	839,938
Independence Realty Trust, Inc.	221,021	3,721,994
Indus Realty Trust, Inc.	7,287	455,437
Industrial Logistics Properties Trust	141,052	3,498,090
Innovative Industrial Properties, Inc.	50,910	9,323,148
iStar, Inc. (a)	156,481	2,896,463
Kennedy-Wilson Holdings, Inc.	263,014	5,404,938
Kite Realty Group Trust	180,518	3,756,580
Lexington Realty Trust	593,757	7,267,586
LTC Properties, Inc.	84,340	3,586,980
Mack-Cali Realty Corp.	189,048	3,092,825
Marcus & Millichap, Inc. *	50,541	1,785,108
Maui Land & Pineapple Co., Inc. *	14,430	162,770
Monmouth Real Estate Investment Corp.	205,807	3,803,313
National Health Investors, Inc.	94,556	6,941,356
National Storage Affiliates Trust	135,919	6,176,159
NETSTREIT Corp.	48,763	1,015,733
New Senior Investment Group, Inc.	179,454	1,187,985
Newmark Group, Inc., Class A	314,866	3,384,809
NexPoint Residential Trust, Inc.	47,890	2,402,162
Office Properties Income Trust	104,292	2,894,103
One Liberty Properties, Inc.	34,630	861,248
Pebblebrook Hotel Trust	282,926	6,756,273
Physicians Realty Trust	452,928	8,483,341
Piedmont Office Realty Trust, Inc., Class A	269,798	5,023,639
Plymouth Industrial REIT, Inc.	53,018	988,256
PotlatchDeltic Corp.	142,232	8,442,892
Preferred Apartment Communities, Inc., Class A	102,516	1,045,663
PS Business Parks, Inc.	43,648	7,087,126
QTS Realty Trust, Inc., Class A	139,159	9,252,682
Rafael Holdings, Inc., Class B *	20,385	842,716
RE/MAX Holdings, Inc., Class A	39,267	1,442,277
Realogy Holdings Corp. *	248,622	4,296,188
Redfin Corp. *	216,514	15,324,861
Retail Opportunity Investments Corp.	250,619	4,410,894
Retail Properties of America, Inc., Class A	466,766	5,475,165
Retail Value, Inc.	35,633	663,843
RLJ Lodging Trust	357,028	5,762,432
RPT Realty	174,314	2,215,531
Ryman Hospitality Properties, Inc. *	109,585	8,618,860
Sabra Health Care REIT, Inc.	446,202	8,107,490

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Safehold, Inc.	39,225	2,773,600
Saul Centers, Inc.	26,251	1,133,518
Seritage Growth Properties, Class A *	73,579	1,265,559
Service Properties Trust	355,163	4,373,832
SITE Centers Corp.	333,492	4,919,007
STAG Industrial, Inc.	346,201	12,639,798
Stratus Properties, Inc. *	12,527	440,324
Summit Hotel Properties, Inc. *	223,450	2,272,486
Sunstone Hotel Investors, Inc. *	467,526	6,152,642
Tanger Factory Outlet Centers, Inc.	196,891	3,435,748
Tejon Ranch Co. *	46,463	735,045
Terreno Realty Corp.	146,682	9,463,923
The GEO Group, Inc. (a)	258,625	1,425,024
The Macerich Co.	325,702	4,491,431
The RMR Group, Inc., Class A	33,031	1,307,367
The St. Joe Co.	71,468	3,272,520
Transcontinental Realty Investors, Inc. *	2,895	58,508
UMH Properties, Inc.	81,067	1,745,373
Uniti Group, Inc.	418,395	4,769,703
Universal Health Realty Income Trust	27,742	1,857,327
Urban Edge Properties	251,455	4,739,927
Urstadt Biddle Properties, Inc., Class A	65,262	1,185,811
Washington Real Estate Investment Trust	183,352	4,257,433
Whitestone REIT	86,025	840,464
Xenia Hotels & Resorts, Inc. *	246,192	4,783,511
		384,520,196

Retailing 4.6%
1-800-Flowers.com, Inc., Class A *	56,044	1,792,007
Abercrombie & Fitch Co., Class A *	135,617	5,084,281
Academy Sports & Outdoors, Inc. *	65,099	2,005,700
America's Car-Mart, Inc. *	13,272	2,001,816
American Eagle Outfitters, Inc.	327,483	11,321,087
Asbury Automotive Group, Inc. *	41,838	8,309,445
At Home Group, Inc. *	117,329	3,705,250
Bed Bath & Beyond, Inc. *	263,822	6,679,973
Big Lots, Inc.	80,797	5,570,145
Boot Barn Holdings, Inc. *	61,865	4,363,957
Caleres, Inc.	78,451	1,828,693
Camping World Holdings, Inc., Class A	71,493	3,112,805
CarParts.com, Inc. *	74,446	1,286,427
Chico's FAS, Inc. *	257,839	773,517
Citi Trends, Inc. *	20,588	2,153,505
Conn's, Inc. *	37,891	766,914
Core-Mark Holding Co., Inc.	96,806	4,120,063
Designer Brands, Inc., Class A *	134,582	2,382,101
Dillard’s, Inc., Class A	15,401	1,523,313
Duluth Holdings, Inc., Class B *	24,031	371,760
Envela Corp. *	16,555	64,233
Express, Inc. *	134,160	409,188
Franchise Group, Inc.	47,081	1,814,031
Funko, Inc., Class A *	53,275	1,147,544
GameStop Corp., Class A *	124,187	21,557,621
Genesco, Inc. *	31,471	1,573,550
Greenlane Holdings, Inc., Class A *	21,662	95,313
Group 1 Automotive, Inc.	37,826	6,209,516
Groupon, Inc. *	50,215	2,542,385
GrowGeneration Corp. *	88,153	3,843,471
Guess?, Inc.	85,928	2,323,493
Haverty Furniture Cos., Inc.	35,834	1,665,206
Hibbett Sports, Inc. *	36,025	2,862,186
Lands' End, Inc. *	24,813	571,692
Liquidity Services, Inc. *	57,921	1,038,524
Lithia Motors, Inc., Class A	56,449	21,697,867
Lumber Liquidators Holdings, Inc. *	62,459	1,497,142
Macy's, Inc. *	678,470	11,249,033
MarineMax, Inc. *	45,952	2,610,074
Security	Number of Shares	Value ($)
Monro, Inc.	71,398	5,039,985
Murphy USA, Inc.	55,917	7,794,830
National Vision Holdings, Inc. *	174,761	8,809,702
OneWater Marine, Inc., Class A *	22,317	1,143,300
Overstock.com, Inc. *	92,688	7,554,072
PetMed Express, Inc.	42,410	1,247,914
Quotient Technology, Inc. *	189,034	3,088,816
Rent-A-Center, Inc.	105,280	6,058,864
RH *	34,245	23,561,245
Sally Beauty Holdings, Inc. *	244,190	4,900,893
Shoe Carnival, Inc.	20,045	1,201,698
Shutterstock, Inc.	47,385	4,131,024
Signet Jewelers Ltd. *	113,277	6,768,301
Sleep Number Corp. *	58,802	6,579,356
Sonic Automotive, Inc., Class A	50,439	2,488,660
Sportsman's Warehouse Holdings, Inc. *	92,900	1,631,324
Stamps.com, Inc. *	36,921	7,582,466
Stitch Fix, Inc., Class A *	128,478	5,565,667
The Aaron's Co., Inc.	73,021	2,255,619
The Buckle, Inc.	63,310	2,655,221
The Cato Corp., Class A *	43,134	577,996
The Children's Place, Inc. *	30,594	2,397,040
The Container Store Group, Inc. *	69,781	983,214
The ODP Corp. *	115,000	4,649,450
The RealReall, Inc. *	138,249	3,424,428
Tilly's, Inc., Class A *	47,154	568,677
Urban Outfitters, Inc. *	150,045	5,386,615
Waitr Holdings, Inc. *	181,316	446,037
Weyco Group, Inc.	12,841	252,582
Winmark Corp.	6,513	1,254,208
Zumiez, Inc. *	45,298	1,946,455
		285,870,487

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.	82,470	9,097,266
Alpha & Omega Semiconductor Ltd. *	45,821	1,425,033
Ambarella, Inc. *	73,605	7,175,751
Amkor Technology, Inc.	217,350	4,394,817
Atomera, Inc. *	38,604	642,371
Axcelis Technologies, Inc. *	72,346	3,004,529
AXT, Inc. *	85,696	844,963
Brooks Automation, Inc.	157,728	15,982,578
CEVA, Inc. *	47,874	2,654,135
CMC Materials, Inc.	63,036	11,562,693
Cohu, Inc. *	91,208	3,649,232
CyberOptics Corp. *	15,573	513,753
Diodes, Inc. *	93,026	7,145,327
DSP Group, Inc. *	49,203	683,430
FormFactor, Inc. *	167,617	6,562,205
GSI Technology, Inc. *	34,625	204,287
Ichor Holdings Ltd. *	58,789	3,278,662
Impinj, Inc. *	37,080	1,759,817
Lattice Semiconductor Corp. *	295,231	14,853,072
MACOM Technology Solutions Holdings, Inc. *	104,599	5,921,349
Maxeon Solar Technologies Ltd. *	22,618	407,124
MaxLinear, Inc. *	149,132	5,367,261
NeoPhotonics Corp. *	108,681	1,017,254
NVE Corp.	10,164	777,851
Onto Innovation, Inc. *	102,998	7,057,423
PDF Solutions, Inc. *	62,873	1,114,738
Photronics, Inc. *	134,880	1,712,976
Pixelworks, Inc. *	100,009	295,027
Power Integrations, Inc.	127,968	10,597,030
Rambus, Inc. *	246,908	4,686,314
Semtech Corp. *	140,166	9,494,845
Silicon Laboratories, Inc. *	94,075	13,259,871

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SiTime Corp. *	25,563	2,365,856
SMART Global Holdings, Inc. *	31,634	1,459,909
SunPower Corp. *	165,624	4,254,881
Synaptics, Inc. *	75,864	10,611,098
Ultra Clean Holdings, Inc. *	86,826	4,434,204
Veeco Instruments, Inc. *	105,192	2,420,468
		182,689,400

Software & Services 6.5%
8x8, Inc. *	231,475	7,613,213
A10 Networks, Inc. *	130,952	1,136,663
ACI Worldwide, Inc. *	248,512	9,388,783
Agilysys, Inc. *	41,271	2,080,471
Alarm.com Holdings, Inc. *	103,158	9,259,462
Altair Engineering, Inc., Class A *	94,303	6,129,695
American Software, Inc., Class A	66,149	1,368,623
Appfolio, Inc., Class A *	35,310	5,106,885
Appian Corp. *	77,268	9,363,336
Asure Software, Inc. *	34,485	276,225
Avaya Holdings Corp. *	181,967	5,235,191
Benefitfocus, Inc. *	63,727	861,589
Blackbaud, Inc. *	105,575	7,508,494
Blackline, Inc. *	110,597	12,835,888
BM Technologies, Inc. *(b)	9,231	74,806
Bottomline Technologies (DE), Inc. *	96,041	4,663,751
Box, Inc., Class A *	311,310	6,630,903
Brightcove, Inc. *	85,577	1,242,578
Cardtronics plc, Class A *	78,332	3,042,415
Cass Information Systems, Inc.	30,972	1,421,305
Cerence, Inc. *	82,560	7,959,610
ChannelAdvisor Corp. *	60,481	1,279,173
Cloudera, Inc. *	445,461	5,652,900
Cognyte Software Ltd. *	141,014	3,684,696
CommVault Systems, Inc. *	91,786	6,380,045
Conduent, Inc. *	359,660	2,445,688
Cornerstone OnDemand, Inc. *	133,449	5,907,120
CSG Systems International, Inc.	70,317	3,233,879
Digimarc Corp. *(a)	25,750	868,547
Digital Turbine, Inc. *	182,862	13,793,281
Domo, Inc., Class B *	57,865	3,720,141
Ebix, Inc.	58,405	1,758,575
eGain Corp. *	46,200	454,146
Envestnet, Inc. *	115,238	8,508,022
EVERTEC, Inc.	130,913	5,223,429
Evo Payments, Inc., Class A *	99,625	2,840,309
ExlService Holdings, Inc. *	71,945	6,646,279
GreenSky, Inc., Class A *	134,614	819,799
Grid Dynamics Holdings, Inc. *	58,851	848,043
GTT Communications, Inc. *(a)	65,068	104,759
GTY Technology Holdings, Inc. *	99,635	508,138
I3 Verticals, Inc., Class A *	40,448	1,343,683
IBEX Holdings Ltd. *	12,767	294,918
Information Services Group, Inc. *	74,878	340,695
Intelligent Systems Corp. *	16,266	623,313
InterDigital, Inc.	66,696	4,630,036
International Money Express, Inc. *	61,460	969,839
j2 Global, Inc. *	94,098	11,385,858
Limelight Networks, Inc. *	258,570	809,324
LivePerson, Inc. *	135,387	7,398,900
LiveRamp Holdings, Inc. *	141,480	6,929,690
MAXIMUS, Inc.	132,589	12,150,456
MicroStrategy, Inc., Class A *	15,884	10,438,329
Mimecast Ltd. *	126,497	5,492,500
Mitek Systems, Inc. *	90,539	1,467,637
Model N, Inc. *	75,758	3,013,653
MoneyGram International, Inc. *	133,761	922,951
ON24, Inc. *	18,415	810,260
Security	Number of Shares	Value ($)
OneSpan, Inc. *	72,939	1,955,495
Park City Group, Inc. *(a)	26,481	140,084
Paysign, Inc. *	68,794	262,793
Perficient, Inc. *	70,940	4,654,373
Perspecta, Inc.	302,070	8,841,589
PFSweb, Inc. *	33,104	241,659
Ping Identity Holding Corp. *	81,052	1,967,943
Priority Technology Holdings, Inc. *(a)	17,854	124,085
Progress Software Corp.	95,906	4,187,256
PROS Holdings, Inc. *	87,151	3,745,750
Q2 Holdings, Inc. *	109,254	11,364,601
QAD, Inc., Class A	25,619	1,811,007
Qualys, Inc. *	73,916	7,492,126
Rackspace Technology, Inc. *	74,195	1,845,230
Rapid7, Inc. *	112,252	9,120,475
Repay Holdings Corp. *	144,799	3,308,657
Rimini Street, Inc. *	50,677	398,828
SailPoint Technologies Holding, Inc. *	191,128	9,332,780
Sapiens International Corp. N.V.	59,969	1,940,597
Seachange International, Inc. *(a)	64,744	72,513
SecureWorks Corp., Class A *	19,635	255,451
ServiceSource International, Inc. *	183,912	272,190
ShotSpotter, Inc. *	17,238	602,296
Smith Micro Software, Inc. *	76,883	432,082
Sprout Social, Inc., Class A *	60,535	4,012,865
SPS Commerce, Inc. *	77,057	7,893,719
StarTek, Inc. *	37,837	307,615
Sumo Logic, Inc. *	32,037	624,401
SVMK, Inc. *	267,223	4,807,342
Sykes Enterprises, Inc. *	82,891	3,633,113
Synchronoss Technologies, Inc. *	85,994	287,220
Telos Corp. *	36,010	1,194,812
Tenable Holdings, Inc. *	154,593	5,796,465
The Hackett Group, Inc.	54,034	898,585
TTEC Holdings, Inc.	39,301	3,998,091
Tucows, Inc., Class A *	20,162	1,584,935
Unisys Corp. *	134,477	3,227,448
Upland Software, Inc. *	57,895	2,869,276
Varonis Systems, Inc. *	220,234	11,661,390
Verint Systems, Inc. *	141,039	6,850,264
Veritone, Inc. *	57,465	1,386,056
Verra Mobility Corp. *	290,450	3,903,648
Viant Technology, Inc., Class A *	22,886	751,576
VirnetX Holding Corp.	136,102	634,235
Workiva, Inc. *	86,217	8,104,398
Xperi Holding Corp.	227,059	4,666,062
Yext, Inc. *	228,793	3,191,662
Zix Corp. *	116,950	922,151
Zuora, Inc., Class A *	224,298	3,633,628
		408,109,714

Technology Hardware & Equipment 3.0%
3D Systems Corp. *	262,985	5,664,697
908 Devices, Inc. *	15,958	845,614
ADTRAN, Inc.	103,327	1,765,858
Akoustis Technologies, Inc. *	79,517	892,976
Applied Optoelectronics, Inc. *	47,288	350,404
Arlo Technologies, Inc. *	173,773	1,065,229
Avid Technology, Inc. *	68,052	1,547,502
Badger Meter, Inc.	63,312	5,912,708
Bel Fuse, Inc., Class B	22,512	448,664
Belden, Inc.	95,632	4,138,953
Benchmark Electronics, Inc.	78,841	2,366,807
CalAmp Corp. *	73,631	1,012,426
Calix, Inc. *	113,922	4,817,761
Cambium Networks Corp. *	17,789	1,067,340
Casa Systems, Inc. *	69,616	546,138

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Clearfield, Inc. *	23,974	823,507
Comtech Telecommunications Corp.	52,913	1,268,854
Corsair Gaming, Inc. *(a)	49,987	1,658,569
CTS Corp.	68,743	2,235,522
Daktronics, Inc. *	77,921	480,773
Diebold Nixdorf, Inc. *	151,805	2,278,593
Digi International, Inc. *	63,971	1,143,162
DZS, Inc. *	30,998	465,590
Eastman Kodak Co. *(a)	33,674	251,208
ePlus, Inc. *	28,968	2,907,228
Extreme Networks, Inc. *	261,407	2,974,812
Fabrinet *	79,700	6,823,914
FARO Technologies, Inc. *	38,590	2,926,859
Genasys, Inc. *	70,921	443,256
Harmonic, Inc. *	207,995	1,626,521
II-VI, Inc. *	222,862	14,962,955
Immersion Corp. *	37,718	323,243
Infinera Corp. *	356,819	3,289,871
Inseego Corp. *(a)	152,446	1,353,720
Insight Enterprises, Inc. *	75,174	7,545,214
Intellicheck, Inc. *	40,705	405,829
Intevac, Inc. *	50,474	323,538
Iteris, Inc. *	88,739	598,988
Itron, Inc. *	95,552	8,593,947
Kimball Electronics, Inc. *	53,033	1,220,289
Knowles Corp. *	191,917	4,011,065
KVH Industries, Inc. *	36,946	494,707
Luna Innovations, Inc. *	62,468	708,387
Methode Electronics, Inc.	79,732	3,582,359
Napco Security Technologies, Inc. *	31,272	1,041,670
NETGEAR, Inc. *	65,450	2,435,395
NetScout Systems, Inc. *	152,891	4,004,980
nLight, Inc. *	76,166	2,234,710
Novanta, Inc. *	74,258	9,780,521
OSI Systems, Inc. *	36,758	3,549,720
PAR Technology Corp. *	41,487	3,407,742
PC Connection, Inc.	24,089	1,092,436
PCTEL, Inc. *	37,870	252,972
Plantronics, Inc. *	75,410	3,015,646
Plexus Corp. *	61,624	5,696,523
Powerfleet, Inc. *	69,223	523,326
Quantum Corp. *	92,140	785,033
Research Frontiers, Inc. *	57,115	146,214
Resonant, Inc. *(a)	113,758	371,989
Ribbon Communications, Inc. *	148,114	999,770
Rogers Corp. *	40,462	7,924,078
Sanmina Corp. *	139,288	5,688,522
ScanSource, Inc. *	54,758	1,655,334
Super Micro Computer, Inc. *	93,928	3,477,215
TTM Technologies, Inc. *	217,591	3,263,865
Turtle Beach Corp. *	30,122	837,090
Viavi Solutions, Inc. *	496,120	8,116,523
Vishay Intertechnology, Inc.	288,615	7,091,271
Vishay Precision Group, Inc. *	26,585	847,530
Wrap Technologies, Inc. *(a)	24,620	144,766
		186,550,398

Telecommunication Services 0.8%
Alaska Communications Systems Group, Inc. *	111,279	368,334
Anterix, Inc. *	24,416	1,155,365
ATN International, Inc.	24,490	1,116,254
Bandwidth, Inc., Class A *	41,747	5,518,953
Boingo Wireless, Inc. *	95,469	1,332,747
Cincinnati Bell, Inc. *	108,897	1,680,281
Cogent Communications Holdings, Inc.	92,284	6,968,365
Security	Number of Shares	Value ($)
Consolidated Communications Holdings, Inc. *	155,811	1,121,839
Gogo, Inc. *	118,948	1,239,438
IDT Corp., Class B *	43,000	1,032,430
Iridium Communications, Inc. *	259,302	9,850,883
Liberty Latin America Ltd., Class A *	101,354	1,407,300
Liberty Latin America Ltd., Class C *	336,054	4,687,953
Ooma, Inc. *	46,341	766,017
ORBCOMM, Inc. *	161,658	1,852,601
Shenandoah Telecommunications Co.	104,892	4,957,196
Spok Holdings, Inc.	38,977	400,294
Vonage Holdings Corp. *	509,529	6,904,118
		52,360,368

Transportation 1.5%
Air Transport Services Group, Inc. *	127,878	3,365,749
Allegiant Travel Co. *	28,406	6,696,147
ArcBest Corp.	54,722	3,981,573
Atlas Air Worldwide Holdings, Inc. *	55,918	3,797,391
Avis Budget Group, Inc. *	114,326	10,244,753
Costamare, Inc.	108,832	1,144,913
Covenant Logistics Group, Inc. *	25,818	555,345
Daseke, Inc. *	100,175	760,328
Eagle Bulk Shipping, Inc. *	14,031	608,104
Echo Global Logistics, Inc. *	56,547	1,849,087
Eneti, Inc.	17,974	361,457
Forward Air Corp.	59,173	5,224,384
Genco Shipping & Trading Ltd.	38,004	582,981
Hawaiian Holdings, Inc. *	103,835	2,607,297
Heartland Express, Inc.	105,298	1,957,490
Hub Group, Inc., Class A *	70,874	4,657,839
Marten Transport Ltd.	128,325	2,145,594
Matson, Inc.	92,852	6,066,021
Mesa Air Group, Inc. *	72,867	820,483
P.A.M. Transportation Services, Inc. *	4,033	233,591
Pangaea Logistics Solutions Ltd.	23,042	88,942
Radiant Logistics, Inc. *	86,096	575,121
Safe Bulkers, Inc. *	110,082	395,194
Saia, Inc. *	57,045	13,377,053
SkyWest, Inc. *	107,260	5,326,532
Spirit Airlines, Inc. *	213,126	7,634,173
Universal Logistics Holdings, Inc.	16,120	403,161
US Xpress Enterprises, Inc., Class A *	46,884	480,092
Werner Enterprises, Inc.	130,159	6,017,251
		91,958,046

Utilities 2.7%
ALLETE, Inc.	113,176	7,963,063
American States Water Co.	79,918	6,328,706
Artesian Resources Corp., Class A	17,654	714,104
Atlantic Power Corp. *	191,190	579,306
Avista Corp.	149,332	6,872,259
Black Hills Corp.	136,521	9,417,219
Brookfield Infrastructure Corp., Class A	68,671	4,946,372
Brookfield Renewable Corp., Class A	279,486	11,593,079
Cadiz, Inc. *(a)	43,567	507,556
California Water Service Group	107,195	6,297,706
Chesapeake Utilities Corp.	37,153	4,403,374
Clearway Energy, Inc., Class A	75,529	2,007,561
Clearway Energy, Inc., Class C	178,029	5,107,652
Consolidated Water Co., Ltd.	32,432	381,725
Genie Energy Ltd., Class B	28,082	157,259
Global Water Resources, Inc.	28,113	479,327
MGE Energy, Inc.	79,262	5,929,590
Middlesex Water Co.	37,118	3,044,418
New Jersey Resources Corp.	207,010	8,684,070

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Northwest Natural Holding Co.	66,422	3,581,474
NorthWestern Corp.	110,239	7,499,559
ONE Gas, Inc.	113,750	9,153,462
Ormat Technologies, Inc.	95,103	6,885,457
Otter Tail Corp.	88,122	4,162,002
PNM Resources, Inc.	185,901	9,176,073
Portland General Electric Co.	195,376	9,936,823
Pure Cycle Corp. *	42,222	644,730
RGC Resources, Inc.	17,143	371,832
SJW Group	57,315	3,756,998
South Jersey Industries, Inc.	219,527	5,433,293
Southwest Gas Holdings, Inc.	123,637	8,619,972
Spark Energy, Inc., Class A	24,901	263,453
Spire, Inc.	108,946	8,207,992
Sunnova Energy International, Inc. *	121,182	4,280,148
The York Water Co.	28,261	1,459,398
Unitil Corp.	32,063	1,847,791
		170,694,803
Total Common Stock
(Cost $3,585,508,872)		6,239,568,262

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	83,601
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		254,263
Total Rights
(Cost $3,929)		269,146

Investment Company 0.8% of net assets

Securities Lending Collateral 0.8%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	50,844,396	50,844,396
Total Investment Company
(Cost $50,844,396)		50,844,396
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Royal Bank of Canada
0.01%, 05/03/21 (d)	26,123,237	26,123,237
Total Short-Term Investment
(Cost $26,123,237)		26,123,237

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/18/21	303	34,261,725	109,807
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $48,664,909.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,552,623,197	$—	$—	$5,552,623,197
Materials	278,835,351	—	— *	278,835,351
Software & Services	408,034,908	—	74,806	408,109,714
Rights [1]
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	254,263 *	254,263
Investment Company[1]	50,844,396	—	—	50,844,396
Short-Term Investment[1]	—	26,123,237	—	26,123,237
Futures Contracts[2]	109,807	—	—	109,807
Total	$6,290,447,659	$26,123,237	$343,952	$6,316,914,848
*	Level 3 amount shown includes securities determined to have no value at April 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $3,611,636,038) including securities on loan of $48,664,909		$6,265,960,645
Collateral invested for securities on loan, at value (cost $50,844,396)		50,844,396
Deposit with broker for futures contracts		3,276,000
Receivables:
Investments sold		125,311
Fund shares sold		5,665,061
Dividends		1,163,489
Income from securities on loan	+	102,184
Total assets		6,327,137,086
Liabilities
Collateral held for securities on loan		50,844,396
Payables:
Investments bought		472,599
Investment adviser fees		217,423
Fund shares redeemed		3,051,575
Variation margin on futures contracts	+	408,757
Total liabilities		54,994,750
Net Assets
Total assets		6,327,137,086
Total liabilities	–	54,994,750
Net assets		$6,272,142,336
Net Assets by Source
Capital received from investors		3,686,260,080
Total distributable earnings		2,585,882,256

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,272,142,336		159,831,050		$39.24

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $57,516)		$30,897,594
Interest received from securities - unaffiliated		914
Securities on loan, net	+	1,536,688
Total investment income		32,435,196
Expenses
Investment adviser fees		1,114,100
Total expenses	–	1,114,100
Net investment income		31,321,096
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - unaffiliated		32,012,835
Net realized gains on futures contracts	+	7,757,278
Net realized gains		39,770,113
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,868,338,116
Net change in unrealized appreciation (depreciation) on futures contracts	+	624,216
Net change in unrealized appreciation (depreciation)	+	1,868,962,332
Net realized and unrealized gains		1,908,732,445
Increase in net assets resulting from operations		$1,940,053,541

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$31,321,096	$52,110,703
Net realized gains		39,770,113	16,309,735
Net change in unrealized appreciation (depreciation)	+	1,868,962,332	(66,209,739)
Increase in net assets from operations		1,940,053,541	2,210,699
Distributions to Shareholders
Total distributions		($129,889,789)	($258,984,423)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,448,614	$962,246,001	42,497,497	$1,056,026,388
Shares reinvested		3,127,037	106,319,238	7,453,061	217,331,235
Shares redeemed	+	(16,457,715)	(594,758,210)	(48,388,038)	(1,215,269,449)
Net transactions in fund shares		13,117,936	$473,807,029	1,562,520	$58,088,174
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		146,713,114	$3,988,171,555	145,150,594	$4,186,857,105
Total increase (decrease)	+	13,117,936	2,283,970,781	1,562,520	(198,685,550)
End of period		159,831,050	$6,272,142,336	146,713,114	$3,988,171,555

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16
Per-Share Data
Net asset value at beginning of period	$57.62	$53.42	$48.38	$46.25	$38.19	$37.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.51	1.07	0.99	0.88	0.80	0.75
Net realized and unrealized gains (losses)	17.32	4.21	5.18	2.12	8.19	0.75
Total from investment operations	17.83	5.28	6.17	3.00	8.99	1.50
Less distributions:
Distributions from net investment income	(1.08)	(0.94)	(0.90)	(0.76)	(0.74)	(0.70)
Distributions from net realized gains	—	(0.14)	(0.23)	(0.11)	(0.19)	(0.30)
Total distributions	(1.08)	(1.08)	(1.13)	(0.87)	(0.93)	(1.00)
Net asset value at end of period	$74.37	$57.62	$53.42	$48.38	$46.25	$38.19
Total return	31.19% [2]	9.94%	13.37%	6.51%	23.89%	4.19%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03%	0.05% [4]	0.10%
Net operating expenses	N/A	N/A	N/A	N/A [5]	0.05% [4]	0.09%
Net investment income (loss)	1.51% [3]	1.96%	1.99%	1.80%	1.89%	2.03%
Portfolio turnover rate	1% [2]	4%	3%	4%	2%	1%
Net assets, end of period (x 1,000,000)	$15,930	$11,487	$10,220	$8,410	$6,720	$4,850

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.9%
Adient plc *	34,040	1,577,414
American Axle & Manufacturing Holdings, Inc. *	41,671	386,707
Aptiv plc *	99,171	14,269,715
Arcimoto, Inc. *(a)	8,847	91,213
Autoliv, Inc. *	29,197	2,938,970
AYRO, Inc. *(a)	8,928	49,372
BorgWarner, Inc.	88,618	4,305,062
Canoo, Inc. *(a)	52,776	465,484
Cooper Tire & Rubber Co.	18,311	1,043,544
Cooper-Standard Holdings, Inc. *	6,229	180,890
Dana, Inc.	52,320	1,323,696
Dorman Products, Inc. *	11,083	1,099,212
Fisker, Inc. *(a)	52,230	685,258
Ford Motor Co. *	1,434,877	16,558,481
Fox Factory Holding Corp. *	15,225	2,332,927
General Motors Co. *	467,495	26,750,064
Gentex Corp.	89,440	3,146,499
Gentherm, Inc. *	12,094	861,093
Harley-Davidson, Inc.	57,260	2,769,666
Horizon Global Corp. *	7,908	63,738
LCI Industries	9,091	1,331,832
Lear Corp.	20,234	3,719,819
Lordstown Motors Corp. *(a)	36,061	357,365
Luminar Technologies, Inc. *(a)	68,172	1,550,913
Modine Manufacturing Co. *	17,500	284,900
Motorcar Parts of America, Inc. *	7,218	155,909
NII Holdings, Inc. Escrow *(b)	28,127	60,192
Patrick Industries, Inc.	8,185	733,376
QuantumScape Corp. *(a)	50,448	1,843,370
Standard Motor Products, Inc.	7,798	333,988
Stoneridge, Inc. *	10,196	339,017
Strattec Security Corp. *	1,500	65,850
Superior Industries International, Inc. *	10,350	51,957
Tenneco, Inc., Class A *	18,958	190,907
Tesla, Inc. *	282,421	200,360,754
The Goodyear Tire & Rubber Co. *	85,169	1,465,758
Thor Industries, Inc.	20,883	2,956,824
Veoneer, Inc. *(a)	34,040	779,516
Visteon Corp. *	10,098	1,230,037
Winnebago Industries, Inc.	12,256	979,867
Workhorse Group, Inc. *(a)	40,096	496,789
XL Fleet Corp. *(a)	35,638	242,338
XPEL, Inc. *	6,154	394,471
		300,824,754

Banks 4.7%
1st Constitution Bancorp	4,287	82,225
1st Source Corp.	6,601	314,142
ACNB Corp.	3,797	104,417
Allegiance Bancshares, Inc.	6,823	270,191
Altabancorp	5,381	224,657
Amalgamated Financial Corp.	10,926	176,455
Security	Number of Shares	Value ($)
Amerant Bancorp, Inc. *	8,788	166,533
American National Bankshares, Inc.	4,310	146,669
American River Bankshares	3,244	64,004
Ameris Bancorp	25,209	1,363,555
Ames National Corp.	4,056	102,536
Arrow Financial Corp.	6,372	225,250
Associated Banc-Corp.	56,203	1,230,284
Atlantic Capital Bancshares, Inc. *	7,985	213,599
Atlantic Union Bankshares Corp.	28,947	1,119,380
Axos Financial, Inc. *	18,488	834,733
Banc of California, Inc.	15,821	283,196
BancFirst Corp.	6,788	471,834
BancorpSouth Bank	34,911	1,033,016
Bank First Corp.	2,265	163,805
Bank of America Corp.	2,793,387	113,215,975
Bank of Commerce Holdings	5,000	64,550
Bank of Hawaii Corp.	14,683	1,334,538
Bank of Marin Bancorp	4,818	170,654
Bank OZK	43,793	1,795,075
BankFinancial Corp.	4,321	45,025
BankUnited, Inc.	33,765	1,573,787
Bankwell Financial Group, Inc.	2,000	54,020
Banner Corp.	12,659	719,538
Bar Harbor Bankshares	5,502	157,687
Baycom Corp. *	4,870	88,098
BCB Bancorp, Inc.	7,033	96,844
Berkshire Hills Bancorp, Inc.	19,410	430,708
Blue Ridge Bankshares, Inc.	3,800	90,478
BOK Financial Corp.	10,775	947,553
Boston Private Financial Holdings, Inc.	31,230	459,706
Bridgewater Bancshares, Inc. *	9,163	154,946
Brookline Bancorp, Inc.	29,876	481,004
Bryn Mawr Bank Corp.	6,890	316,664
Business First Bancshares, Inc.	7,335	174,353
Byline Bancorp, Inc.	7,894	179,194
C&F Financial Corp.	1,200	50,616
Cadence BanCorp	44,744	995,554
California BanCorp *	2,455	42,962
Cambridge Bancorp	2,775	242,951
Camden National Corp.	5,912	282,121
Capital Bancorp, Inc. *	2,904	63,801
Capital City Bank Group, Inc.	5,225	132,036
Capitol Federal Financial, Inc.	48,563	627,677
Capstar Financial Holdings, Inc.	7,423	142,447
Carter Bankshares, Inc. *	8,134	105,335
Cathay General Bancorp	27,184	1,100,408
CB Financial Services, Inc.	1,482	31,863
CBTX, Inc.	7,451	232,993
Central Pacific Financial Corp.	10,865	292,812
Central Valley Community Bancorp	3,755	73,748
Century Bancorp, Inc., Class A	1,223	139,728
Chemung Financial Corp.	968	41,140
ChoiceOne Financial Services, Inc.	2,484	60,957
CIT Group, Inc.	37,415	1,993,845
Citigroup, Inc.	767,479	54,675,204
Citizens & Northern Corp.	5,947	146,891
Citizens Community Bancorp, Inc.	3,744	48,672
Citizens Financial Group, Inc.	158,016	7,312,980

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Citizens Holdings Co.	2,747	52,468
City Holding Co.	5,897	456,428
Civista Bancshares, Inc.	5,755	133,113
CNB Financial Corp.	7,060	179,748
Coastal Financial Corp. *	3,019	89,876
Codorus Valley Bancorp, Inc.	2,828	52,035
Columbia Banking System, Inc.	26,218	1,141,270
Columbia Financial, Inc. *	17,088	312,198
Comerica, Inc.	51,810	3,894,040
Commerce Bancshares, Inc.	39,736	3,091,858
Community Bank System, Inc.	19,577	1,519,762
Community Bankers Trust Corp.	7,000	58,660
Community Trust Bancorp, Inc.	5,256	234,207
ConnectOne Bancorp, Inc.	13,027	353,683
County Bancorp, Inc.	2,567	60,684
CrossFirst Bankshares, Inc. *	16,020	236,135
Cullen/Frost Bankers, Inc.	21,012	2,522,701
Customers Bancorp, Inc. *	10,510	362,805
CVB Financial Corp.	47,022	997,337
Dime Community Bancshares, Inc.	13,235	438,343
Eagle Bancorp Montana, Inc.	2,558	59,832
Eagle Bancorp, Inc.	11,283	602,625
East West Bancorp, Inc.	52,675	4,011,201
Eastern Bankshares, Inc.	71,404	1,523,047
Enterprise Bancorp, Inc.	2,816	98,081
Enterprise Financial Services Corp.	11,421	561,114
Equity Bancshares, Inc., Class A *	5,288	154,727
Esquire Financial Holdings, Inc. *	3,488	80,050
ESSA Bancorp, Inc.	2,841	44,092
Essent Group Ltd.	40,952	2,153,256
Evans Bancorp, Inc.	2,622	96,909
F.N.B. Corp.	115,217	1,485,147
Farmers & Merchants Bancorp, Inc.	4,577	107,559
Farmers National Banc Corp.	9,537	158,123
FB Financial Corp.	11,393	478,050
Federal Agricultural Mortgage Corp., Class C	4,549	467,910
Fidelity D&D Bancorp, Inc.	1,520	85,515
Fifth Third Bancorp	262,897	10,657,844
Financial Institutions, Inc.	6,134	195,859
First BanCorp	79,325	997,115
First BanCorp (North Carolina)	10,445	442,868
First Bank	6,451	81,863
First Busey Corp.	18,639	465,602
First Business Financial Services, Inc.	2,369	62,684
First Capital, Inc. (a)	1,074	48,416
First Choice Bancorp	4,227	135,349
First Citizens BancShares, Inc., Class A	2,611	2,264,938
First Commonwealth Financial Corp.	36,503	528,928
First Community Bankshares, Inc.	6,431	187,914
First Community Corp.	2,104	38,714
First Financial Bancorp	34,943	856,453
First Financial Bankshares, Inc.	51,647	2,534,835
First Financial Corp.	4,975	220,094
First Financial Northwest, Inc.	2,467	33,576
First Foundation, Inc.	14,350	341,530
First Guaranty Bancshares, Inc.	2,349	40,802
First Hawaiian, Inc.	47,715	1,310,254
First Horizon Corp.	206,686	3,780,287
First Internet Bancorp	3,435	117,992
First Interstate BancSystem, Inc., Class A	12,583	591,023
First Merchants Corp.	19,863	917,869
First Mid Bancshares, Inc.	5,493	239,165
First Midwest Bancorp, Inc.	42,502	891,267
First Northwest Bancorp	3,416	57,320
First Republic Bank	64,849	11,882,931
First Savings Financial Group, Inc.	860	59,168
First United Corp.	2,475	41,877
Security	Number of Shares	Value ($)
First Western Financial, Inc. *	2,700	69,309
Flagstar Bancorp, Inc.	16,984	790,435
Flushing Financial Corp.	11,960	278,309
FNCB Bancorp, Inc.	4,152	28,773
Franklin Financial Services Corp.	1,600	48,240
FS Bancorp, Inc.	1,625	111,069
Fulton Financial Corp.	59,859	1,020,596
FVCBankcorp, Inc. *	3,179	55,919
German American Bancorp, Inc.	8,940	387,370
Glacier Bancorp, Inc.	34,471	2,032,065
Great Southern Bancorp, Inc.	4,382	247,189
Great Western Bancorp, Inc.	20,561	679,541
Greene County Bancorp, Inc.	1,473	37,429
Guaranty Bancshares, Inc.	3,058	118,956
Guaranty Federal Bancshares, Inc.	1,961	47,260
Hancock Whitney Corp.	31,611	1,461,693
Hanmi Financial Corp.	10,693	217,068
HarborOne Bancorp, Inc.	19,941	285,356
Hawthorn Bancshares, Inc.	1,731	37,286
HBT Financial, Inc.	4,303	78,315
Heartland Financial USA, Inc.	14,339	720,822
Heritage Commerce Corp.	22,589	272,649
Heritage Financial Corp.	12,939	363,586
Hilltop Holdings, Inc.	23,952	843,110
Home Bancorp, Inc.	3,387	128,503
Home BancShares, Inc.	54,642	1,520,687
HomeStreet, Inc.	8,248	336,848
HomeTrust Bancshares, Inc.	6,004	164,510
Hope Bancorp, Inc.	44,555	668,771
Horizon Bancorp, Inc.	14,268	261,675
Howard Bancorp, Inc. *	4,800	80,832
Huntington Bancshares, Inc.	379,986	5,821,386
Independent Bank Corp.	12,109	991,727
Independent Bank Corp., Michigan	7,335	172,813
Independent Bank Group, Inc.	13,508	1,019,989
International Bancshares Corp.	20,561	974,386
Investar Holding Corp.	2,523	55,784
Investors Bancorp, Inc.	82,877	1,213,319
JPMorgan Chase & Co.	1,122,020	172,577,896
Kearny Financial Corp.	27,934	356,997
KeyCorp	355,019	7,725,213
Lakeland Bancorp, Inc.	20,073	363,923
Lakeland Financial Corp.	9,340	609,248
Landmark Bancorp, Inc.	2,860	68,783
LCNB Corp.	4,536	82,192
Live Oak Bancshares, Inc.	11,189	715,648
Luther Burbank Corp.	6,821	75,986
M&T Bank Corp.	47,137	7,433,034
Macatawa Bank Corp.	11,932	114,189
Mackinac Financial Corp.	2,963	64,297
MainStreet Bancshares, Inc. *	3,000	63,600
Malvern Bancorp, Inc. *	1,956	35,658
Mercantile Bank Corp.	5,614	181,220
Merchants Bancorp	5,609	228,791
Meridian Bancorp, Inc.	20,586	455,156
Meridian Corp.	2,531	66,818
Meta Financial Group, Inc.	11,933	587,820
Metrocity Bankshares, Inc.	7,254	116,137
Metropolitan Bank Holding Corp. *	3,233	203,194
MGIC Investment Corp.	123,330	1,879,549
Mid Penn Bancorp, Inc.	3,532	95,329
Middlefield Banc Corp.	1,808	40,463
Midland States Bancorp, Inc.	7,038	198,331
MidWestOne Financial Group, Inc.	5,588	176,357
MMA Capital Holdings, Inc. *	1,499	25,603
Mr Cooper Group, Inc. *	25,993	896,239
MVB Financial Corp.	3,423	137,878
National Bank Holdings Corp., Class A	11,252	448,955

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
National Bankshares, Inc.	2,688	96,472
NBT Bancorp, Inc.	15,694	594,646
New York Community Bancorp, Inc.	170,528	2,039,515
Nicolet Bankshares, Inc. *	3,504	279,479
NMI Holdings, Inc., Class A *	34,756	898,095
Northeast Bank	3,473	97,834
Northfield Bancorp, Inc.	19,213	310,866
Northrim BanCorp, Inc.	2,596	110,719
Northwest Bancshares, Inc.	45,170	634,187
Norwood Financial Corp.	3,216	81,976
Oak Valley Bancorp	2,528	44,847
OceanFirst Financial Corp.	22,818	521,619
Ocwen Financial Corp. *	2,248	70,834
OFG Bancorp	18,500	438,265
Ohio Valley Banc Corp.	1,139	25,491
Old National Bancorp	59,649	1,127,366
Old Second Bancorp, Inc.	10,602	140,052
OP Bancorp	6,259	68,098
Origin Bancorp, Inc.	7,855	343,499
Orrstown Financial Services, Inc.	4,618	109,493
Pacific Mercantile Bancorp *	16,354	141,789
Pacific Premier Bancorp, Inc.	37,064	1,631,928
PacWest Bancorp	42,627	1,850,438
Park National Corp.	5,282	660,725
Parke Bancorp, Inc.	4,518	95,420
PCB Bancorp	6,102	96,412
PCSB Financial Corp.	6,385	111,674
Peapack-Gladstone Financial Corp.	6,653	212,896
Penns Woods Bancorp, Inc.	2,250	54,000
PennyMac Financial Services, Inc.	13,969	841,073
People's United Financial, Inc.	154,337	2,798,130
Peoples Bancorp of North Carolina, Inc.	1,427	33,349
Peoples Bancorp, Inc.	6,847	228,895
Peoples Financial Services Corp.	2,448	104,407
Pinnacle Financial Partners, Inc.	27,365	2,398,269
Pioneer Bancorp, Inc. *	5,272	61,999
Plumas Bancorp	1,860	49,383
Ponce de Leon Federal Bank *	3,464	38,381
Popular, Inc.	30,611	2,263,990
Preferred Bank	5,001	327,766
Premier Financial Bancorp, Inc.	5,305	100,477
Premier Financial Corp.	13,975	441,470
Primis Financial Corp.	6,730	96,575
Professional Holding Corp., Class A *	5,294	91,269
Prosperity Bancshares, Inc.	33,624	2,466,657
Provident Bancorp, Inc.	5,957	97,516
Provident Financial Holdings, Inc.	2,246	36,520
Provident Financial Services, Inc.	26,547	625,713
QCR Holdings, Inc.	5,706	275,143
Radian Group, Inc.	69,530	1,713,219
RBB Bancorp	4,010	84,531
Red River Bancshares, Inc.	1,976	109,945
Regions Financial Corp.	352,035	7,674,363
Reliant Bancorp, Inc.	5,236	144,671
Renasant Corp.	20,107	847,108
Republic Bancorp, Inc., Class A	3,903	175,362
Republic First Bancorp, Inc. *	17,184	68,564
Richmond Mutual BanCorp., Inc.	4,348	59,437
Riverview Bancorp, Inc.	11,437	78,801
Rocket Cos., Inc., Class A	41,033	921,191
S&T Bancorp, Inc.	13,976	460,509
Sandy Spring Bancorp, Inc.	17,363	787,586
SB Financial Group, Inc.	2,430	43,400
Seacoast Banking Corp. of Florida *	19,951	725,219
Security National Financial Corp., Class A *	6,093	51,425
Select Bancorp, Inc. *	5,100	60,129
ServisFirst Bancshares, Inc.	17,323	1,095,507
Security	Number of Shares	Value ($)
Shore Bancshares, Inc.	4,629	77,952
Sierra Bancorp	5,893	159,523
Signature Bank	21,152	5,319,940
Silvergate Capital Corp., Class A *	6,858	735,315
Simmons First National Corp., Class A	38,643	1,101,325
SmartFinancial, Inc.	5,999	142,116
South Plains Financial, Inc.	3,800	86,792
South State Corp.	25,743	2,170,650
Southern First Bancshares, Inc. *	2,701	139,101
Southern Missouri Bancorp, Inc.	3,020	126,508
Southside Bancshares, Inc.	11,842	475,456
Spirit of Texas Bancshares, Inc.	5,614	130,076
Standard AVB Financial Corp.	1,872	61,551
Sterling Bancorp	69,690	1,751,310
Sterling Bancorp, Inc. *	7,691	38,070
Stock Yards Bancorp, Inc.	8,090	413,884
Summit Financial Group, Inc.	3,433	89,430
SVB Financial Group *	19,997	11,434,884
Synovus Financial Corp.	53,910	2,526,223
TCF Financial Corp.	55,303	2,517,393
Territorial Bancorp, Inc.	4,386	110,308
Texas Capital Bancshares, Inc. *	18,259	1,253,115
TFS Financial Corp.	17,443	341,185
The Bancorp, Inc. *	17,839	396,115
The Bank of Princeton	1,521	45,402
The Community Financial Corp.	1,476	53,313
The First BanCorp, Inc.	3,885	109,907
The First Bancshares, Inc.	7,804	305,292
The First of Long Island Corp.	9,143	194,654
The Hingham Institution For Savings	534	162,411
The PNC Financial Services Group, Inc.	156,252	29,211,311
Timberland Bancorp, Inc.	2,502	70,406
Tompkins Financial Corp.	4,546	355,270
Towne Bank	23,817	737,851
TriCo Bancshares	9,785	452,850
TriState Capital Holdings, Inc. *	10,371	247,556
Triumph Bancorp, Inc. *	8,044	712,940
Truist Financial Corp.	496,418	29,442,552
TrustCo Bank Corp.	36,703	268,482
Trustmark Corp.	23,087	748,250
U.S. Bancorp	503,404	29,877,027
UMB Financial Corp.	15,587	1,512,407
Umpqua Holdings Corp.	80,044	1,492,020
Union Bankshares, Inc.	1,200	39,600
United Bankshares, Inc.	46,871	1,840,624
United Community Banks, Inc.	31,722	1,037,944
United Security Bancshares	4,123	34,138
Unity Bancorp, Inc.	2,299	50,693
Univest Financial Corp.	11,205	312,956
UWM Holdings Corp. (a)	21,720	177,235
Valley National Bancorp	146,289	2,014,400
Veritex Holdings, Inc.	17,988	607,635
Virginia National Bankshares Corp.	1,407	45,390
Walker & Dunlop, Inc.	10,607	1,175,786
Washington Federal, Inc.	28,143	916,055
Washington Trust Bancorp, Inc.	6,472	330,396
Waterstone Financial, Inc.	7,535	148,439
Webster Financial Corp.	32,488	1,718,940
Wells Fargo & Co.	1,520,852	68,514,383
WesBanco, Inc.	25,094	910,661
West Bancorp, Inc.	6,313	165,779
Westamerica Bancorp	9,950	630,830
Western Alliance Bancorp	38,699	4,066,104
Western New England Bancorp, Inc.	10,349	83,827
Wintrust Financial Corp.	20,500	1,580,550

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WSFS Financial Corp.	17,604	899,388
Zions Bancorp NA	59,426	3,315,971
		747,607,255

Capital Goods 6.3%
3M Co.	212,791	41,949,618
A.O. Smith Corp.	51,213	3,469,681
AAON, Inc.	14,695	961,200
AAR Corp. *	12,256	493,181
Acuity Brands, Inc.	13,134	2,436,620
Advanced Drainage Systems, Inc.	19,154	2,138,736
Advent Technologies Holdings, Inc. *(a)	14,101	169,494
AECOM *	55,800	3,706,794
Aegion Corp. *	10,725	322,822
Aerojet Rocketdyne Holdings, Inc.	26,090	1,218,925
Aerovironment, Inc. *	9,028	996,420
AGCO Corp.	22,808	3,328,143
AgEagle Aerial Systems, Inc. *(a)	19,313	110,857
Agrify Corp. *	4,542	49,054
Air Lease Corp.	39,038	1,823,465
Alamo Group, Inc.	3,646	573,333
Albany International Corp., Class A	11,096	990,207
Allegion plc	33,383	4,486,008
Allied Motion Technologies, Inc.	2,595	135,070
Allison Transmission Holdings, Inc.	40,661	1,686,212
Alpha Pro Tech Ltd. *(a)	4,213	37,748
Alta Equipment Group, Inc. *	7,735	99,395
Altra Industrial Motion Corp.	22,417	1,322,827
Ameresco, Inc., Class A *	7,330	386,951
American Superconductor Corp. *	9,332	153,698
American Woodmark Corp. *	6,136	610,287
AMETEK, Inc.	85,400	11,523,022
API Group Corp. *	55,165	1,172,808
Apogee Enterprises, Inc.	9,481	333,068
Applied Industrial Technologies, Inc.	14,227	1,360,955
Arcosa, Inc.	17,207	1,037,410
Argan, Inc.	5,381	269,857
Armstrong Flooring, Inc. *	7,547	39,169
Armstrong World Industries, Inc.	17,407	1,804,236
Array Technologies, Inc. *	39,681	1,117,417
Astec Industries, Inc.	8,081	606,156
Astronics Corp. *	9,549	166,248
Atkore, Inc. *	18,491	1,447,475
Ault Global Holdings, Inc. *(a)	11,756	35,268
Axon Enterprise, Inc. *	23,862	3,617,718
AZZ, Inc.	9,021	474,865
Babcock & Wilcox Enterprises, Inc. *	21,467	193,632
Barnes Group, Inc.	16,937	845,495
Beacon Roofing Supply, Inc. *	19,813	1,116,066
Beam Global *(a)	2,100	72,303
Bloom Energy Corp., Class A *	43,958	1,141,589
Blue Bird Corp. *	6,024	162,287
BlueLinx Holdings, Inc. *	2,949	148,836
Boise Cascade Co.	14,067	938,550
Broadwind, Inc. *	7,421	38,367
Builders FirstSource, Inc. *	77,287	3,761,558
BWX Technologies, Inc.	34,510	2,309,409
CAI International, Inc.	5,566	236,833
Capstone Green Energy Corp. *	5,546	44,701
Carlisle Cos., Inc.	19,410	3,719,926
Carrier Global Corp.	300,344	13,088,992
Caterpillar, Inc.	200,747	45,792,398
Chart Industries, Inc. *	13,149	2,112,124
CIRCOR International, Inc. *	7,526	258,669
Colfax Corp. *	41,901	1,893,506
Columbus McKinnon Corp.	9,142	452,620
Comfort Systems USA, Inc.	12,917	1,063,844
Security	Number of Shares	Value ($)
Commercial Vehicle Group, Inc. *	13,417	147,453
Concrete Pumping Holdings, Inc. *	7,078	57,544
Construction Partners, Inc., Class A *	12,670	402,019
Cornerstone Building Brands, Inc. *	14,252	200,383
Crane Co.	17,933	1,686,778
CSW Industrials, Inc.	4,946	669,738
Cubic Corp.	11,593	867,620
Cummins, Inc.	54,335	13,694,593
Curtiss-Wright Corp.	14,821	1,895,606
Custom Truck One Source, Inc. *	5,825	59,764
Deere & Co.	115,411	42,800,169
Desktop Metal, Inc., Class A *(a)	42,846	586,133
Donaldson Co., Inc.	46,739	2,938,948
Douglas Dynamics, Inc.	8,714	389,777
Dover Corp.	52,774	7,873,353
Ducommun, Inc. *	4,035	237,783
DXP Enterprises, Inc. *	6,112	178,898
Dycom Industries, Inc. *	11,033	1,035,006
Eaton Corp. plc	146,249	20,903,370
EMCOR Group, Inc.	19,756	2,366,769
Emerson Electric Co.	220,280	19,933,137
Encore Wire Corp.	7,393	552,109
Energous Corp. *	16,131	50,329
Energy Recovery, Inc. *	14,572	308,926
Enerpac Tool Group Corp.	21,715	577,619
EnerSys	15,369	1,407,493
EnPro Industries, Inc.	7,650	655,222
Eos Energy Enterprises, Inc. *(a)	12,644	166,269
ESCO Technologies, Inc.	9,634	1,047,794
EVI Industries, Inc. *	2,590	69,257
Evoqua Water Technologies Corp. *	46,598	1,331,771
Fastenal Co.	211,033	11,032,805
Federal Signal Corp.	21,858	905,577
Flowserve Corp.	47,362	1,877,430
Fluor Corp. *	45,052	1,035,295
Fortive Corp.	124,353	8,806,679
Fortune Brands Home & Security, Inc.	51,155	5,370,252
Franklin Electric Co., Inc.	14,084	1,144,607
FuelCell Energy, Inc. *	116,461	1,130,836
Gates Industrial Corp. plc *	24,109	415,880
GATX Corp.	12,831	1,253,717
Gencor Industries, Inc. *	3,540	42,445
Generac Holdings, Inc. *	23,105	7,484,865
General Dynamics Corp.	84,956	16,161,180
General Electric Co.	3,231,628	42,398,959
General Finance Corp. *	5,590	106,098
Gibraltar Industries, Inc. *	11,907	1,093,777
GMS, Inc. *	15,457	675,625
Graco, Inc.	62,013	4,762,598
GrafTech International Ltd.	50,252	639,205
Graham Corp.	5,460	74,857
Granite Construction, Inc.	17,068	650,291
Great Lakes Dredge & Dock Corp. *	23,180	363,926
Griffon Corp.	16,283	441,595
H&E Equipment Services, Inc.	11,492	447,039
HC2 Holdings, Inc. *	23,119	97,100
HEICO Corp.	15,627	2,200,282
HEICO Corp., Class A	26,896	3,396,427
Helios Technologies, Inc.	11,459	828,257
Herc Holdings, Inc. *	8,885	938,256
Hexcel Corp. *	32,171	1,814,766
Hillenbrand, Inc.	26,804	1,315,808
Honeywell International, Inc.	255,189	56,917,355
Howmet Aerospace, Inc. *	144,865	4,629,885
Hubbell, Inc.	20,176	3,873,994
Hudson Technologies, Inc. *	14,328	29,516
Huntington Ingalls Industries, Inc.	15,029	3,190,957
Hurco Cos., Inc.	2,000	68,700

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hydrofarm Holdings Group, Inc. *	5,007	328,960
Hyliion Holdings Corp. *(a)	36,265	378,244
Hyster-Yale Materials Handling, Inc.	3,600	291,060
Ideal Power, Inc. *	2,746	25,950
IDEX Corp.	27,831	6,239,710
IES Holdings, Inc. *	7,925	418,361
Illinois Tool Works, Inc.	105,961	24,419,772
Infrastructure and Energy Alternatives, Inc. *	3,618	47,685
Ingersoll Rand, Inc. *	137,234	6,780,732
Insteel Industries, Inc.	7,172	273,468
ITT, Inc.	32,792	3,092,614
JELD-WEN Holding, Inc. *	27,159	792,228
John Bean Technologies Corp.	11,510	1,673,324
Johnson Controls International plc	265,052	16,523,342
Kadant, Inc.	4,147	738,290
Kaman Corp.	10,367	553,079
Kennametal, Inc.	30,602	1,228,976
Kratos Defense & Security Solutions, Inc. *	45,370	1,213,194
L.B. Foster Co., Class A *	3,200	51,648
L3Harris Technologies, Inc.	75,563	15,810,046
Lawson Products, Inc. *	3,088	161,904
Lennox International, Inc.	12,502	4,192,421
Limbach Holdings, Inc. *	3,605	39,727
Lincoln Electric Holdings, Inc.	21,512	2,754,612
Lindsay Corp.	4,022	666,767
LiqTech International, Inc. *	5,399	42,166
Lockheed Martin Corp.	90,334	34,377,507
LSI Industries, Inc.	8,731	71,769
Lydall, Inc. *	6,617	243,836
Manitex International, Inc. *	4,549	32,980
Masco Corp.	94,160	6,014,941
Masonite International Corp. *	8,921	1,126,633
MasTec, Inc. *	20,353	2,124,039
Matrix Service Co. *	10,847	143,289
Maxar Technologies, Inc.	25,917	1,005,839
Mayville Engineering Co., Inc. *	7,805	121,836
McGrath RentCorp	9,056	742,411
Mercury Systems, Inc. *	20,364	1,532,187
Meritor, Inc. *	26,438	714,619
Miller Industries, Inc.	4,490	193,160
Moog, Inc., Class A	10,511	909,727
MRC Global, Inc. *	22,113	208,304
MSC Industrial Direct Co., Inc., Class A	16,929	1,526,319
Mueller Industries, Inc.	20,469	918,444
Mueller Water Products, Inc., Class A	58,841	844,957
MYR Group, Inc. *	5,984	466,154
National Presto Industries, Inc.	2,089	214,916
Navistar International Corp. *	18,365	812,651
Nikola Corp. *(a)	50,355	582,607
NN, Inc. *	15,065	109,974
Nordson Corp.	19,876	4,201,985
Northrop Grumman Corp.	57,066	20,226,473
Northwest Pipe Co. *	4,179	139,035
NOW, Inc. *	38,877	381,772
NV5 Global, Inc. *	3,797	342,224
nVent Electric plc	61,711	1,879,100
Ocean Power Technologies, Inc. *(a)	12,445	31,237
Omega Flex, Inc.	1,070	170,130
Orbital Energy Group, Inc. *(a)	9,840	41,426
Orion Energy Systems, Inc. *	9,048	54,469
Orion Group Holdings, Inc. *	8,139	43,869
Oshkosh Corp.	24,918	3,100,547
Otis Worldwide Corp.	149,557	11,646,004
Owens Corning	38,807	3,756,906
PACCAR, Inc.	127,192	11,432,017
PAE, Inc. *	24,377	218,662
Security	Number of Shares	Value ($)
Park Aerospace Corp.	6,594	88,953
Park-Ohio Holdings Corp.	3,600	130,716
Parker-Hannifin Corp.	47,364	14,863,297
Parsons Corp. *	8,744	387,622
Pentair plc	62,182	4,011,361
PGT Innovations, Inc. *	21,819	574,494
Plug Power, Inc. *	185,399	5,285,725
Polar Power, Inc. *	3,170	35,504
Powell Industries, Inc.	2,862	100,857
Preformed Line Products Co.	1,000	66,200
Primoris Services Corp.	21,602	705,521
Proto Labs, Inc. *	10,033	1,124,298
Quanex Building Products Corp.	12,035	328,435
Quanta Services, Inc.	51,734	4,999,574
Raven Industries, Inc.	13,105	532,325
Raytheon Technologies Corp.	557,891	46,438,847
RBC Bearings, Inc. *	9,158	1,826,380
Regal Beloit Corp.	14,828	2,141,608
Resideo Technologies, Inc. *	51,979	1,559,890
REV Group, Inc. *	10,004	182,473
Rexnord Corp.	43,260	2,159,972
Rockwell Automation, Inc.	43,090	11,386,963
Romeo Power, Inc. *(a)	33,185	285,723
Roper Technologies, Inc.	38,578	17,222,762
Rush Enterprises, Inc., Class A	16,089	794,153
Rush Enterprises, Inc., Class B	2,625	114,949
Sensata Technologies Holding plc *	58,444	3,374,557
Shoals Technologies Group, Inc., Class A *	27,688	887,954
Simpson Manufacturing Co., Inc.	15,749	1,774,912
SiteOne Landscape Supply, Inc. *	16,523	2,963,896
Snap-on, Inc.	19,962	4,742,971
Spirit AeroSystems Holdings, Inc., Class A	41,194	1,882,154
SPX Corp. *	16,602	1,007,077
SPX FLOW, Inc.	15,093	1,005,043
Standex International Corp.	4,408	417,967
Stanley Black & Decker, Inc.	58,939	12,186,817
Sterling Construction Co., Inc. *	9,417	196,344
Sunrun, Inc. *	60,168	2,948,232
Sunworks, Inc. *(a)	8,821	98,707
Systemax, Inc.	5,824	248,801
Tecnoglass, Inc.	9,487	113,465
Teledyne Technologies, Inc. *	13,653	6,113,131
Tennant Co.	7,027	554,501
Terex Corp.	25,371	1,192,183
Textron, Inc.	84,216	5,410,036
The AZEK Co., Inc. *	45,599	2,201,520
The Boeing Co. *	201,793	47,282,118
The Eastern Co.	1,864	52,695
The ExOne Co. *	4,754	110,530
The Gorman-Rupp Co.	7,392	255,172
The Greenbrier Cos., Inc.	12,151	574,013
The Manitowoc Co., Inc. *	12,331	282,133
The Middleby Corp. *	20,592	3,733,741
The Shyft Group, Inc.	11,994	424,827
The Timken Co.	25,810	2,164,685
The Toro Co.	39,755	4,555,923
Thermon Group Holdings, Inc. *	11,438	218,466
Titan International, Inc. *	18,640	201,126
Titan Machinery, Inc. *	7,620	198,958
TPI Composites, Inc. *	11,618	617,497
Trane Technologies plc	87,798	15,261,926
Transcat, Inc. *	2,925	146,250
TransDigm Group, Inc. *	20,226	12,413,505
Trex Co., Inc. *	42,811	4,623,160
TriMas Corp. *	15,539	494,762
Trinity Industries, Inc.	29,987	828,841

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Triton International Ltd.	24,306	1,219,432
Triumph Group, Inc. *	19,374	327,808
Tutor Perini Corp. *	16,006	257,697
Twin Disc, Inc. *	3,405	35,923
UFP Industries, Inc.	22,141	1,860,730
Ultralife Corp. *	4,422	34,934
United Rentals, Inc. *	26,572	8,501,711
Univar Solutions, Inc. *	61,617	1,438,757
Valmont Industries, Inc.	7,722	1,906,176
Vectrus, Inc. *	4,452	233,062
Veritiv Corp. *	4,535	189,926
Vertiv Holdings Co.	89,388	2,029,108
Vicor Corp. *	7,784	717,918
Virgin Galactic Holdings, Inc. *(a)	47,482	1,051,726
W.W. Grainger, Inc.	16,381	7,101,819
Wabash National Corp.	19,725	347,357
Watsco, Inc.	11,985	3,509,927
Watts Water Technologies, Inc., Class A	9,898	1,232,796
Welbilt, Inc. *	46,762	1,044,663
WESCO International, Inc. *	16,037	1,470,914
Westinghouse Air Brake Technologies Corp.	65,100	5,342,757
Westwater Resources, Inc. *	9,561	42,355
Willis Lease Finance Corp. *	1,177	50,399
WillScot Mobile Mini Holdings Corp. *	71,066	2,080,102
Woodward, Inc.	21,285	2,660,838
Xylem, Inc.	66,954	7,408,460
		1,005,412,322

Commercial & Professional Services 1.2%
ABM Industries, Inc.	26,991	1,387,607
Acacia Research Corp. *	15,357	93,371
ACCO Brands Corp.	34,735	298,026
Acme United Corp.	1,454	64,994
ADT, Inc.	52,827	486,008
Akerna Corp. *(a)	7,702	32,502
Aqua Metals, Inc. *	23,651	70,243
ARC Document Solutions, Inc.	18,086	39,428
ASGN, Inc. *	19,323	2,032,393
Atlas Technical Consultants, Inc. *	4,620	53,222
Barrett Business Services, Inc.	3,084	226,150
BGSF, Inc.	4,582	64,194
Booz Allen Hamilton Holding Corp.	50,570	4,194,782
Brady Corp., Class A	18,031	983,952
BrightView Holdings, Inc. *	11,485	205,926
CACI International, Inc., Class A *	9,420	2,400,781
Casella Waste Systems, Inc., Class A *	17,623	1,182,680
CBIZ, Inc. *	19,217	645,499
CECO Environmental Corp. *	14,190	103,587
Cimpress plc *	7,264	691,969
Cintas Corp.	32,342	11,162,518
Clarivate plc *	95,073	2,655,389
Clean Harbors, Inc. *	18,336	1,631,171
Copart, Inc. *	77,351	9,630,973
CoreCivic, Inc. *	45,253	351,616
CoreLogic, Inc.	27,420	2,185,374
CoStar Group, Inc. *	14,477	12,369,583
Covanta Holding Corp.	44,230	665,219
CRA International, Inc.	3,170	254,424
Deluxe Corp.	15,345	675,487
DLH Holdings Corp. *	7,975	81,265
Document Security Systems, Inc. *(a)	11,913	36,930
Driven Brands Holdings, Inc. *	11,512	328,322
Dun & Bradstreet Holdings, Inc. *	49,744	1,181,917
Ennis, Inc.	10,997	227,968
Equifax, Inc.	44,977	10,310,078
Exponent, Inc.	18,952	1,825,646
Security	Number of Shares	Value ($)
Forrester Research, Inc. *	4,362	189,529
Franklin Covey Co. *	2,861	87,375
FTI Consulting, Inc. *	12,484	1,733,403
Fuel Tech, Inc. *(a)	11,818	26,945
GP Strategies Corp. *	5,086	80,105
Harsco Corp. *	28,455	510,198
Healthcare Services Group, Inc.	26,959	807,422
Heidrick & Struggles International, Inc.	7,278	307,859
Heritage-Crystal Clean, Inc. *	5,207	149,545
Herman Miller, Inc.	21,749	902,584
Hill International, Inc. *	13,292	35,756
HNI Corp.	16,018	678,202
Huron Consulting Group, Inc. *	8,402	472,697
IAA, Inc. *	49,073	3,082,275
ICF International, Inc.	6,209	565,392
IHS Markit Ltd.	136,735	14,709,951
Insperity, Inc.	12,806	1,121,037
Interface, Inc.	23,118	296,835
Jacobs Engineering Group, Inc.	47,645	6,365,848
KAR Auction Services, Inc. *	48,222	722,848
KBR, Inc.	53,411	2,112,939
Kelly Services, Inc., Class A *	11,798	295,540
Kforce, Inc.	6,775	379,671
Kimball International, Inc., Class B	14,978	218,379
Knoll, Inc.	21,199	506,656
Korn Ferry	19,742	1,340,284
Leidos Holdings, Inc.	49,015	4,964,239
ManpowerGroup, Inc.	19,883	2,403,656
ManTech International Corp., Class A	10,166	867,668
Matthews International Corp., Class A	11,787	487,746
Mistras Group, Inc. *	7,028	78,222
Montrose Environmental Group, Inc. *	5,179	280,754
MSA Safety, Inc.	13,105	2,106,760
Nielsen Holdings plc	133,380	3,421,197
Pitney Bowes, Inc.	62,577	467,450
Quad Graphics, Inc. *	9,800	35,280
Red Violet, Inc. *(a)	3,264	67,891
Rekor Systems, Inc. *	11,734	275,162
Republic Services, Inc.	77,721	8,261,742
Resources Connection, Inc.	11,300	159,443
Robert Half International, Inc.	41,756	3,658,243
Rollins, Inc.	80,535	3,002,345
RR Donnelley & Sons Co. *	29,824	129,138
Science Applications International Corp.	21,816	1,950,787
SP Plus Corp. *	8,482	291,187
Steelcase, Inc., Class A	31,087	429,001
Stericycle, Inc. *	34,507	2,632,194
Team, Inc. *	12,824	126,573
Tetra Tech, Inc.	19,767	2,522,862
The Brink's Co.	18,105	1,446,952
TransUnion	69,603	7,279,778
TriNet Group, Inc. *	14,183	1,116,344
TrueBlue, Inc. *	12,555	355,307
U.S. Ecology, Inc. *	11,833	502,429
UniFirst Corp.	5,591	1,253,446
Upwork, Inc. *	32,903	1,515,512
Verisk Analytics, Inc.	59,825	11,259,065
Viad Corp. *	7,132	297,119
Vidler Water Resouces, Inc. *	7,559	68,409
VSE Corp.	3,389	146,235
Waste Management, Inc.	142,323	19,636,304
Willdan Group, Inc. *	4,309	164,475
		192,191,384

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	11,936	505,012
American Outdoor Brands, Inc. *	4,639	119,918

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AMMO, Inc. *(a)	19,995	147,763
Aterian, Inc. *	3,534	76,688
Bassett Furniture Industries, Inc.	3,697	126,807
Beazer Homes USA, Inc. *	9,996	223,011
Brunswick Corp.	28,770	3,082,130
Callaway Golf Co.	33,432	967,856
Capri Holdings Ltd. *	55,767	3,071,646
Carter's, Inc. *	17,205	1,871,732
Casper Sleep, Inc. *	8,500	72,675
Cavco Industries, Inc. *	3,109	651,118
Century Communities, Inc. *	10,686	790,123
Clarus Corp.	9,942	185,021
Columbia Sportswear Co.	10,979	1,196,821
Crocs, Inc. *	23,670	2,369,840
Culp, Inc.	5,320	75,278
D.R. Horton, Inc.	122,617	12,052,025
Deckers Outdoor Corp. *	10,251	3,466,888
Delta Apparel, Inc. *	1,907	64,857
Dream Finders Homes, Inc., Class A *(a)	3,907	98,769
Escalade, Inc.	3,955	87,089
Ethan Allen Interiors, Inc.	8,881	254,974
Flexsteel Industries, Inc.	2,656	115,616
Fossil Group, Inc. *	15,737	203,007
G-III Apparel Group Ltd. *	15,332	498,137
Garmin Ltd.	54,832	7,525,144
Genius Brands International, Inc. *(a)	106,285	188,124
GoPro, Inc., Class A *	44,091	495,142
Green Brick Partners, Inc. *	18,657	481,537
Hamilton Beach Brands Holding Co., Class A	1,750	34,125
Hanesbrands, Inc.	130,707	2,752,689
Hasbro, Inc.	47,098	4,683,896
Helen of Troy Ltd. *	8,916	1,883,148
Hooker Furniture Corp.	4,023	150,903
Hovnanian Enterprises, Inc., Class A *	1,584	210,023
Installed Building Products, Inc.	8,383	1,128,771
iRobot Corp. *	10,140	1,103,232
Johnson Outdoors, Inc., Class A	2,482	351,972
KB Home	32,809	1,582,378
Kontoor Brands, Inc.	16,976	1,066,602
Koss Corp. *	1,602	29,957
La-Z-Boy, Inc.	17,186	764,090
Lakeland Industries, Inc. *	3,608	101,782
Landsea Homes Corp. *	6,294	58,912
Legacy Housing Corp. *	2,843	50,776
Leggett & Platt, Inc.	48,431	2,405,568
Lennar Corp., Class A	105,125	10,890,950
Levi Strauss & Co., Class A	28,336	817,777
LGI Homes, Inc. *	8,060	1,336,187
Lifetime Brands, Inc.	5,000	72,500
Lululemon Athletica, Inc. *	43,519	14,590,615
M.D.C. Holdings, Inc.	20,394	1,196,312
M/I Homes, Inc. *	10,732	748,235
Malibu Boats, Inc., Class A *	7,676	639,871
Marine Products Corp.	11,785	204,588
MasterCraft Boat Holdings, Inc. *	6,845	194,124
Mattel, Inc. *	127,037	2,726,214
Meritage Homes Corp. *	13,811	1,469,352
Mohawk Industries, Inc. *	21,862	4,492,641
Movado Group, Inc.	6,936	217,582
Nautilus, Inc. *	11,457	192,019
Newell Brands, Inc.	138,079	3,722,610
NIKE, Inc., Class B	466,977	61,930,490
NVR, Inc. *	1,272	6,383,023
Oxford Industries, Inc.	6,022	549,387
Peloton Interactive, Inc., Class A *	97,028	9,542,704
PLBY Group, Inc. *(a)	6,367	316,822
Polaris, Inc.	21,558	3,018,767
Security	Number of Shares	Value ($)
PulteGroup, Inc.	98,231	5,807,417
Purple Innovation, Inc. *	18,941	645,509
PVH Corp. *	25,843	2,924,911
Ralph Lauren Corp. *	17,626	2,349,370
Rocky Brands, Inc.	2,734	143,945
Skechers U.S.A., Inc., Class A *	49,994	2,424,209
Skyline Champion Corp. *	18,964	842,571
Smith & Wesson Brands, Inc.	19,783	344,224
Sonos, Inc. *	34,497	1,380,915
Steven Madden Ltd.	31,272	1,271,832
Sturm, Ruger & Co., Inc.	6,545	425,032
Superior Group of Cos., Inc.	3,200	80,704
Tapestry, Inc. *	102,855	4,921,612
Taylor Morrison Home Corp. *	47,340	1,477,481
Tempur Sealy International, Inc.	71,808	2,738,757
The Lovesac Co. *	3,565	261,208
Toll Brothers, Inc.	40,747	2,554,837
TopBuild Corp. *	11,987	2,665,669
Tri Pointe Homes, Inc. *	43,299	1,031,382
Tupperware Brands Corp. *	17,130	417,458
Under Armour, Inc., Class A *	66,741	1,622,474
Under Armour, Inc., Class C *	74,372	1,480,747
Unifi, Inc. *	5,771	155,990
Universal Electronics, Inc. *	5,443	309,435
Vera Bradley, Inc. *	9,821	109,013
VF Corp.	117,670	10,314,952
Vista Outdoor, Inc. *	20,869	680,538
VOXX International Corp. *	5,522	94,150
Vuzix Corp. *(a)	17,696	408,247
Whirlpool Corp.	23,141	5,471,689
Wolverine World Wide, Inc.	34,220	1,427,658
YETI Holdings, Inc. *	27,881	2,381,595
		243,841,873

Consumer Services 2.3%
2U, Inc. *	27,036	1,061,163
Accel Entertainment, Inc. *	19,469	252,318
Adtalem Global Education, Inc. *	18,133	622,143
Airbnb, Inc., Class A *	27,382	4,729,145
American Public Education, Inc. *	7,053	214,834
Aramark	94,121	3,658,483
Aspen Group, Inc. *	9,929	47,361
Bally's Corp. *	10,641	616,752
Biglari Holdings, Inc., Class B *	387	51,494
BJ's Restaurants, Inc. *	8,683	529,576
Bloomin' Brands, Inc. *	28,402	897,503
Bluegreen Vacations Holding Corp. *	4,084	75,636
Booking Holdings, Inc. *	15,070	37,163,826
Boyd Gaming Corp. *	29,090	1,924,304
Bright Horizons Family Solutions, Inc. *	22,574	3,269,392
Brinker International, Inc. *	16,470	1,105,631
BurgerFi International, Inc. *(a)	5,156	67,389
Caesars Entertainment, Inc. *	76,162	7,451,690
Carnival Corp. *	293,789	8,214,340
Carriage Services, Inc.	5,675	210,997
Carrols Restaurant Group, Inc. *	16,141	95,071
Century Casinos, Inc. *	7,935	104,345
Chegg, Inc. *	53,000	4,787,490
Chipotle Mexican Grill, Inc. *	10,343	15,432,066
Choice Hotels International, Inc. *	10,596	1,205,825
Churchill Downs, Inc.	13,073	2,764,940
Chuy's Holdings, Inc. *	6,976	340,847
Cracker Barrel Old Country Store, Inc.	9,363	1,568,022
Darden Restaurants, Inc.	47,786	7,011,162
Dave & Buster's Entertainment, Inc. *	16,919	772,522
Del Taco Restaurants, Inc.	10,395	118,503
Denny's Corp. *	23,398	443,158

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dine Brands Global, Inc. *	6,065	586,182
Domino's Pizza, Inc.	14,275	6,028,904
DraftKings, Inc., Class A *	118,292	6,702,425
Drive Shack, Inc. *	31,442	107,217
El Pollo Loco Holdings, Inc. *	6,221	105,384
Esports Entertainment Group, Inc. *	4,741	58,314
Everi Holdings, Inc. *	31,907	564,116
Expedia Group, Inc. *	50,844	8,960,238
Extended Stay America, Inc.	57,909	1,151,810
Fiesta Restaurant Group, Inc. *	5,338	78,682
frontdoor, Inc. *	31,035	1,661,304
Full House Resorts, Inc. *	9,327	91,032
Golden Entertainment, Inc. *	6,136	211,508
Golden Nugget Online Gaming, Inc. *	13,009	191,492
Graham Holdings Co., Class B	1,482	941,974
Grand Canyon Education, Inc. *	17,138	1,855,874
H&R Block, Inc.	66,684	1,484,386
Hall of Fame Resort & Entertainment Co. *(a)	18,399	75,436
Hilton Grand Vacations, Inc. *	30,842	1,374,320
Hilton Worldwide Holdings, Inc. *	102,214	13,154,942
Houghton Mifflin Harcourt Co. *	44,064	400,101
Hyatt Hotels Corp., Class A *	13,369	1,100,670
Inspired Entertainment, Inc. *	6,626	54,665
Jack in the Box, Inc.	8,383	1,011,409
Kura Sushi USA, Inc., Class A *	1,489	53,619
Las Vegas Sands Corp. *	121,570	7,447,378
Laureate Education, Inc., Class A *	34,888	479,710
Lincoln Educational Services Corp. *	10,364	66,537
Lindblad Expeditions Holdings, Inc. *	10,375	170,046
Marriott International, Inc., Class A *	98,003	14,555,406
Marriott Vacations Worldwide Corp. *	15,576	2,766,765
McDonald's Corp.	274,126	64,715,666
MGM Resorts International	151,596	6,172,989
Monarch Casino & Resort, Inc. *	4,966	374,486
Nathan's Famous, Inc.	842	53,408
Noodles & Co. *	12,000	145,020
Norwegian Cruise Line Holdings Ltd. *	134,962	4,190,570
OneSpaWorld Holdings Ltd. *	17,293	184,257
Papa John's International, Inc.	12,230	1,182,886
Penn National Gaming, Inc. *	54,601	4,866,041
Perdoceo Education Corp. *	25,565	298,088
Planet Fitness, Inc., Class A *	31,265	2,625,947
Playa Hotels & Resorts N.V. *	35,237	259,344
PlayAGS, Inc. *	15,284	136,792
Potbelly Corp. *	7,813	47,737
RCI Hospitality Holdings, Inc.	3,130	227,895
Red Robin Gourmet Burgers, Inc. *	5,262	191,326
Red Rock Resorts, Inc., Class A *	26,631	975,494
Regis Corp. *	10,203	132,027
Royal Caribbean Cruises Ltd. *	81,032	7,045,732
Rush Street Interactive, Inc. *	17,116	229,183
Ruth's Hospitality Group, Inc. *	11,323	295,644
Scientific Games Corp., Class A *	20,658	1,208,906
SeaWorld Entertainment, Inc. *	18,180	995,537
Select Interior Concepts, Inc., Class A *	7,504	56,505
Service Corp. International	62,298	3,329,205
Shake Shack, Inc., Class A *	13,181	1,433,434
Six Flags Entertainment Corp. *	27,699	1,301,299
Starbucks Corp.	432,154	49,477,311
StoneMor, Inc. *	42,000	103,320
Strategic Education, Inc.	8,781	659,102
Stride, Inc. *	15,727	450,264
Terminix Global Holdings, Inc. *	48,241	2,454,985
Texas Roadhouse, Inc.	23,792	2,546,220
The Cheesecake Factory, Inc. *	15,575	974,839
The ONE Group Hospitality, Inc. *	8,160	75,888
The Wendy's Co.	65,797	1,485,038
Security	Number of Shares	Value ($)
Travel & Leisure Co.	33,199	2,142,331
Universal Technical Institute, Inc. *	13,059	73,522
Vail Resorts, Inc. *	14,927	4,853,663
Vivint Smart Home, Inc. *	15,548	186,265
Wingstop, Inc.	10,855	1,719,541
WW International, Inc. *	17,768	492,884
Wyndham Hotels & Resorts, Inc.	33,788	2,470,241
Wynn Resorts Ltd. *	38,992	5,006,573
XpresSpa Group, Inc. *(a)	36,286	49,712
Yum! Brands, Inc.	109,958	13,142,180
Zovio, Inc. *	11,262	41,782
		371,380,853

Diversified Financials 5.1%
A-Mark Precious Metals, Inc.	1,600	59,632
ACRES Commercial Realty Corp. *	3,144	47,726
Affiliated Managers Group, Inc.	15,908	2,563,892
AG Mortgage Investment Trust, Inc.	14,385	56,821
AGNC Investment Corp.	201,584	3,614,401
Alerus Financial Corp.	5,969	171,609
Ally Financial, Inc.	137,807	7,090,170
American Express Co.	239,888	36,786,825
Ameriprise Financial, Inc.	42,820	11,064,688
Annaly Capital Management, Inc.	517,218	4,696,339
Apollo Commercial Real Estate Finance, Inc.	47,722	725,852
Apollo Global Management, Inc.	78,169	4,328,218
Arbor Realty Trust, Inc.	41,573	735,011
Ares Commercial Real Estate Corp.	13,779	203,378
Ares Management Corp., Class A	39,136	2,055,423
Arlington Asset Investment Corp., Class A *	11,092	45,477
ARMOUR Residential REIT, Inc.	25,687	319,289
Artisan Partners Asset Management, Inc., Class A	22,289	1,134,956
Assetmark Financial Holdings, Inc. *	6,380	143,678
Associated Capital Group, Inc., Class A	1,241	44,341
Atlanticus Holdings Corp. *	2,113	66,052
B. Riley Financial, Inc.	6,796	484,487
Berkshire Hathaway, Inc., Class B *	701,068	192,758,647
BGC Partners, Inc., Class A	122,289	648,132
BlackRock, Inc.	52,255	42,812,521
Blackstone Mortgage Trust, Inc., Class A	53,239	1,729,735
Blucora, Inc. *	18,439	265,429
Brightsphere Investment Group, Inc.	21,334	480,228
Broadmark Realty Capital, Inc.	52,453	565,443
Cannae Holdings, Inc. *	31,406	1,246,818
Capital One Financial Corp.	168,424	25,108,650
Capstead Mortgage Corp.	40,081	259,725
Cboe Global Markets, Inc.	39,899	4,164,259
Cherry Hill Mortgage Investment Corp.	7,830	79,240
Chimera Investment Corp.	83,239	1,093,760
CME Group, Inc.	132,285	26,720,247
Cohen & Steers, Inc.	8,521	579,598
Coinbase Global, Inc., Class A *	5,747	1,710,537
Colony Credit Real Estate, Inc.	30,690	266,696
Cowen, Inc., Class A	9,754	385,185
Credit Acceptance Corp. *	4,200	1,658,118
Curo Group Holdings Corp.	6,544	93,710
Diamond Hill Investment Group, Inc.	1,017	173,907
Discover Financial Services	112,888	12,869,232
Donnelley Financial Solutions, Inc. *	11,301	345,359
Dynex Capital, Inc.	10,145	204,929
Elevate Credit, Inc. *	5,396	18,131
Ellington Financial, Inc.	16,863	302,522
Encore Capital Group, Inc. *	11,135	438,051
Enova International, Inc. *	13,257	453,920

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Equitable Holdings, Inc.	144,152	4,934,323
Evercore, Inc., Class A	15,808	2,215,175
EZCORP, Inc., Class A *	20,871	117,504
FactSet Research Systems, Inc.	13,967	4,695,985
Federated Hermes, Inc.	34,115	982,512
FirstCash, Inc.	16,815	1,211,184
Focus Financial Partners, Inc., Class A *	14,629	688,441
Franklin Resources, Inc.	99,402	2,982,060
GCM Grosvenor, Inc., Class A (a)	12,933	170,586
Granite Point Mortgage Trust, Inc.	19,886	263,291
Great Ajax Corp.	8,694	106,154
Green Dot Corp., Class A *	19,967	913,690
Greenhill & Co., Inc.	6,539	99,262
Hamilton Lane, Inc., Class A	11,791	1,066,496
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,275	1,481,610
Houlihan Lokey, Inc.	18,562	1,230,104
Interactive Brokers Group, Inc., Class A	29,421	2,104,190
Intercontinental Exchange, Inc.	206,278	24,280,983
Invesco Ltd.	140,679	3,798,333
Invesco Mortgage Capital, Inc.	86,828	338,629
Janus Henderson Group plc	61,645	2,119,972
Jefferies Financial Group, Inc.	73,508	2,389,745
KKR & Co., Inc.	211,844	11,986,134
KKR Real Estate Finance Trust, Inc.	10,962	231,298
Ladder Capital Corp. REIT	46,541	553,372
Lazard Ltd., Class A	40,954	1,842,520
LendingClub Corp. *	28,496	438,553
LendingTree, Inc. *	4,018	829,677
LPL Financial Holdings, Inc.	29,559	4,631,895
Lument Finance Trust, Inc.	13,059	48,579
Manning & Napier, Inc. *	6,198	43,758
MarketAxess Holdings, Inc.	13,938	6,808,155
Marlin Business Services Corp.	4,000	90,200
Medallion Financial Corp. *	10,486	89,655
MFA Financial, Inc.	159,392	701,325
Moelis & Co., Class A	21,177	1,149,488
Moody's Corp.	58,869	19,233,091
Morgan Stanley	552,155	45,580,395
Morningstar, Inc.	7,765	2,057,803
MSCI, Inc.	30,411	14,772,751
Nasdaq, Inc.	42,496	6,864,804
Navient Corp.	70,402	1,184,866
Nelnet, Inc., Class A	7,909	587,085
New Residential Investment Corp.	168,418	1,805,441
New York Mortgage Trust, Inc.	139,831	641,824
Northern Trust Corp.	77,147	8,779,329
OneMain Holdings, Inc.	29,916	1,701,323
Open Lending Corp., Class A *	35,869	1,400,684
Oportun Financial Corp. *	7,448	161,696
Oppenheimer Holdings, Inc., Class A	3,500	179,095
Orchid Island Capital, Inc. (a)	30,714	168,927
PennyMac Mortgage Investment Trust	34,997	701,690
Piper Sandler Cos.	4,917	570,323
PJT Partners, Inc., Class A	8,497	624,784
PRA Group, Inc. *	17,027	641,577
PROG Holdings, Inc.	24,879	1,267,336
Pzena Investment Management, Inc., Class A	4,615	48,596
Raymond James Financial, Inc.	45,043	5,890,724
Ready Capital Corp.	21,462	311,414
Redwood Trust, Inc.	53,738	597,029
Regional Management Corp.	4,209	163,015
S&P Global, Inc.	88,208	34,435,521
Safeguard Scientifics, Inc. *	7,000	43,120
Santander Consumer USA Holdings, Inc.	25,968	881,354
Sculptor Capital Management, Inc.	7,668	174,370
SEI Investments Co.	44,409	2,728,489
Security	Number of Shares	Value ($)
Siebert Financial Corp. *(a)	3,682	14,765
Silvercrest Asset Management Group, Inc., Class A	3,213	44,693
SLM Corp.	121,781	2,394,214
Starwood Property Trust, Inc.	103,216	2,665,037
State Street Corp.	128,883	10,819,728
StepStone Group, Inc.	11,582	385,681
Stifel Financial Corp.	38,132	2,638,353
StoneX Group, Inc. *	6,044	383,915
SWK Holdings Corp. *	4,879	76,527
Synchrony Financial	201,231	8,801,844
T. Rowe Price Group, Inc.	83,829	15,022,157
The Bank of New York Mellon Corp.	299,051	14,916,664
The Blackstone Group, Inc., Class A	251,508	22,255,943
The Carlyle Group, Inc.	42,138	1,797,607
The Charles Schwab Corp. (c)	548,003	38,579,411
The Goldman Sachs Group, Inc.	126,516	44,084,500
TPG RE Finance Trust, Inc.	20,845	259,729
Tradeweb Markets, Inc., Class A	38,109	3,097,500
Two Harbors Investment Corp.	102,603	800,303
U.S. Global Investors, Inc., Class A	6,319	47,013
Upstart Holdings, Inc. *(a)	4,507	491,353
Victory Capital Holdings, Inc., Class A	6,857	190,282
Virtu Financial, Inc., Class A	29,747	881,404
Virtus Investment Partners, Inc.	2,565	701,425
Voya Financial, Inc.	44,900	3,045,118
Waddell & Reed Financial, Inc., Class A	22,429	560,276
Western Asset Mortgage Capital Corp.	23,070	72,901
Westwood Holdings Group, Inc.	2,653	47,993
WisdomTree Investments, Inc.	63,388	430,088
World Acceptance Corp. *	1,492	195,064
		811,405,776

Energy 2.5%
Aemetis, Inc. *	5,972	108,870
Alto Ingredients, Inc. *	22,969	127,708
Altus Midstream Co., Class A	894	53,640
Amplify Energy Corp. *	11,998	32,035
Antero Midstream Corp.	105,956	915,460
Antero Resources Corp. *	100,934	910,425
APA Corp.	142,025	2,840,500
Arch Resources, Inc. *	5,290	234,929
Archrock, Inc.	48,281	450,945
Aspen Aerogels, Inc. *	9,323	169,958
Baker Hughes Co.	267,735	5,376,119
Battalion Oil Corp. *	4,955	59,460
Berry Corp.	29,940	182,933
Bonanza Creek Energy, Inc. *	6,585	217,898
Brigham Minerals, Inc., Class A	13,791	236,378
Bristow Group, Inc. *	7,852	207,764
Cabot Oil & Gas Corp.	150,407	2,507,285
Cactus, Inc., Class A	21,298	634,893
Callon Petroleum Co. *	16,866	630,620
Centennial Resource Development, Inc., Class A *	64,000	271,360
Centrus Energy Corp., Class A *	3,210	73,477
ChampionX Corp. *	68,223	1,433,365
Cheniere Energy, Inc. *	84,317	6,536,254
Chevron Corp.	707,163	72,887,290
Cimarex Energy Co.	37,310	2,469,922
Clean Energy Fuels Corp. *	41,831	460,141
CNX Resources Corp. *	80,161	1,075,761
Comstock Resources, Inc. *	20,824	114,324
ConocoPhillips	497,363	25,435,144
CONSOL Energy, Inc. *	12,234	107,415
Contango Oil & Gas Co. *	51,964	194,345
Continental Resources, Inc. *	22,953	625,240

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Core Laboratories N.V.	16,569	466,914
CVR Energy, Inc.	10,411	221,650
Delek US Holdings, Inc.	22,137	525,311
Denbury, Inc. *	18,524	1,007,891
Devon Energy Corp.	219,987	5,143,296
Diamond S Shipping, Inc. *	8,382	82,563
Diamondback Energy, Inc.	66,958	5,472,477
DMC Global, Inc. *	5,933	320,382
Dorian LPG Ltd. *	10,750	142,867
Dril-Quip, Inc. *	13,098	401,454
Earthstone Energy, Inc., Class A *	13,685	96,069
ENGlobal Corp. *	7,533	25,763
EOG Resources, Inc.	214,840	15,820,818
EQT Corp. *	106,136	2,027,198
Equitrans Midstream Corp.	148,922	1,215,203
Evolution Petroleum Corp.	8,679	28,727
Exterran Corp. *	9,906	32,492
Exxon Mobil Corp.	1,557,666	89,160,802
Falcon Minerals Corp.	13,000	57,720
Forum Energy Technologies, Inc. *	1,677	30,488
Frank's International N.V. *	42,473	138,037
FTS International, Inc., Class A *	3,100	79,732
Geospace Technologies Corp. *	7,458	56,084
Gevo, Inc. *(a)	68,238	462,654
Green Plains, Inc. *	15,631	465,804
Gulf Island Fabrication, Inc. *	4,500	18,720
Hallador Energy Co. *	8,706	18,021
Halliburton Co.	328,449	6,424,462
Helix Energy Solutions Group, Inc. *	52,600	225,654
Helmerich & Payne, Inc.	39,011	999,852
Hess Corp.	100,971	7,523,349
HollyFrontier Corp.	54,701	1,914,535
International Seaways, Inc.	10,535	186,259
Kinder Morgan, Inc.	715,017	12,191,040
Kosmos Energy Ltd. *	152,905	437,308
Laredo Petroleum, Inc. *	3,233	131,066
Liberty Oilfield Services, Inc., Class A *	29,216	341,827
Magnolia Oil & Gas Corp., Class A *	48,445	545,491
Mammoth Energy Services, Inc. *	15,843	60,520
Marathon Oil Corp.	300,303	3,381,412
Marathon Petroleum Corp.	241,461	13,437,305
Matador Resources Co.	39,449	1,037,903
Murphy Oil Corp.	52,194	883,644
Nabors Industries Ltd. *	2,244	181,427
Natural Gas Services Group, Inc. *	4,213	37,917
NCS Multistage Holdings, Inc. *	200	4,808
New Fortress Energy, Inc.	6,146	261,328
Newpark Resources, Inc. *	39,958	113,481
NextDecade Corp. *	47,025	103,925
NexTier Oilfield Solutions, Inc. *	55,546	199,410
Northern Oil and Gas, Inc. *	17,510	253,545
NOV, Inc. *	141,946	2,122,093
Oasis Petroleum, Inc.	7,358	571,128
Occidental Petroleum Corp.	307,777	7,805,225
Oceaneering International, Inc. *	35,500	381,625
Oil States International, Inc. *	23,526	131,981
ONEOK, Inc.	163,325	8,548,430
Overseas Shipholding Group, Inc., Class A *	35,882	79,299
Ovintiv, Inc.	94,346	2,257,700
Par Pacific Holdings, Inc. *	15,179	230,569
Patterson-UTI Energy, Inc.	71,523	483,495
PBF Energy, Inc., Class A *	34,678	491,734
PDC Energy, Inc. *	36,454	1,330,936
Peabody Energy Corp. *	28,625	105,912
Penn Virginia Corp. *	6,227	84,874
Phillips 66	162,485	13,146,661
Pioneer Natural Resources Co.	75,699	11,644,778
Security	Number of Shares	Value ($)
ProPetro Holding Corp. *	28,649	275,890
Range Resources Corp. *	92,473	908,085
Renewable Energy Group, Inc. *	16,668	925,407
REX American Resources Corp. *	2,050	165,496
RigNet, Inc. *	5,617	53,923
Ring Energy, Inc. *	20,681	44,464
RPC, Inc. *	24,498	119,060
SandRidge Energy, Inc. *	8,633	35,050
Schlumberger N.V.	513,772	13,897,533
SEACOR Marine Holdings, Inc. *	10,065	46,400
Select Energy Services, Inc., Class A *	23,759	114,756
SilverBow Resources, Inc. *	1,839	17,857
SM Energy Co.	38,908	614,746
Solaris Oilfield Infrastructure, Inc., Class A	12,245	133,960
Southwestern Energy Co. *	233,485	996,981
Talos Energy, Inc. *	12,183	136,328
Targa Resources Corp.	85,365	2,961,312
TechnipFMC plc *	154,438	1,142,841
Tellurian, Inc. *	84,107	186,297
TETRA Technologies, Inc. *	48,014	120,515
Texas Pacific Land Corp.	2,849	4,387,887
The Williams Cos., Inc.	445,909	10,862,343
Tidewater, Inc. *	15,672	192,139
Torchlight Energy Resources, Inc. *(a)	48,543	102,668
Transocean Ltd. *	210,591	678,103
Uranium Energy Corp. *	77,227	223,958
US Silica Holdings, Inc. *	28,760	306,294
VAALCO Energy, Inc. *	20,055	48,132
Valero Energy Corp.	150,201	11,108,866
W&T Offshore, Inc. *	35,738	117,578
Whiting Petroleum Corp. *	14,719	589,790
World Fuel Services Corp.	22,400	692,832
		403,602,394

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A (a)	16,453	305,532
BJ's Wholesale Club Holdings, Inc. *	53,179	2,375,506
Casey's General Stores, Inc.	13,395	2,976,235
Costco Wholesale Corp.	162,831	60,587,787
Grocery Outlet Holding Corp. *	32,153	1,298,660
HF Foods Group, Inc. *	16,494	102,758
Ingles Markets, Inc., Class A	5,108	313,069
Natural Grocers by Vitamin Cottage, Inc.	4,797	75,409
Performance Food Group Co. *	48,634	2,854,816
PriceSmart, Inc.	8,304	697,868
Rite Aid Corp. *	19,716	345,424
SpartanNash, Co.	13,213	255,936
Sprouts Farmers Market, Inc. *	42,873	1,097,977
Sysco Corp.	187,385	15,877,131
The Andersons, Inc.	11,237	322,727
The Chefs' Warehouse, Inc. *	11,084	357,237
The Kroger Co.	283,157	10,346,557
U.S. Foods Holding Corp. *	83,016	3,441,843
United Natural Foods, Inc. *	20,214	745,088
Village Super Market, Inc., Class A	3,931	95,838
Walgreens Boots Alliance, Inc.	263,533	13,993,602
Walmart, Inc.	509,140	71,233,777
Weis Markets, Inc.	5,868	304,256
		190,005,033

Food, Beverage & Tobacco 2.8%
22nd Century Group, Inc. *	52,951	247,811
Alico, Inc.	2,213	66,324
Altria Group, Inc.	682,733	32,600,501
AppHarvest, Inc. *(a)	22,343	382,289

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Archer-Daniels-Midland Co.	204,466	12,907,939
B&G Foods, Inc. (a)	23,882	696,877
Beyond Meat, Inc. *	18,024	2,373,400
Brown-Forman Corp., Class A	20,210	1,441,983
Brown-Forman Corp., Class B	67,155	5,122,583
Bunge Ltd.	51,932	4,384,099
Cal-Maine Foods, Inc.	13,215	493,712
Calavo Growers, Inc.	6,100	476,593
Campbell Soup Co.	73,695	3,518,936
Celsius Holdings, Inc. *	9,441	540,969
Coca-Cola Consolidated, Inc.	1,696	497,352
Conagra Brands, Inc.	180,889	6,709,173
Constellation Brands, Inc., Class A	62,298	14,971,455
Darling Ingredients, Inc. *	60,399	4,194,711
Farmer Brothers Co. *	4,500	45,900
Flowers Foods, Inc.	71,736	1,718,795
Fresh Del Monte Produce, Inc.	11,734	330,899
Freshpet, Inc. *	15,628	2,888,367
General Mills, Inc.	224,235	13,646,942
Hormel Foods Corp.	105,004	4,851,185
Hostess Brands, Inc. *	48,698	744,592
Ingredion, Inc.	24,250	2,265,192
J&J Snack Foods Corp.	5,365	883,133
John B. Sanfilippo & Son, Inc.	3,129	275,039
Kellogg Co.	93,585	5,841,576
Keurig Dr Pepper, Inc.	213,568	7,656,413
Laird Superfood, Inc. *(a)	1,284	46,879
Lamb Weston Holdings, Inc.	53,688	4,321,884
Lancaster Colony Corp.	7,020	1,296,664
Landec Corp. *	9,100	103,012
Limoneira Co.	4,500	81,270
McCormick & Co., Inc. - Non Voting Shares	91,691	8,285,199
MGP Ingredients, Inc.	4,637	278,684
Mission Produce, Inc. *	3,494	70,579
Molson Coors Beverage Co., Class B *	68,775	3,779,186
Mondelez International, Inc., Class A	518,786	31,547,377
Monster Beverage Corp. *	136,561	13,253,245
National Beverage Corp.	8,887	431,819
NewAge, Inc. *	43,967	96,288
PepsiCo, Inc.	507,282	73,129,773
Philip Morris International, Inc.	573,437	54,476,515
Pilgrim's Pride Corp. *	17,681	423,637
Post Holdings, Inc. *	21,556	2,452,642
S&W Seed Co. *	15,994	60,457
Sanderson Farms, Inc.	7,306	1,202,056
Seaboard Corp.	95	339,909
Seneca Foods Corp., Class A *	2,612	120,309
Tattooed Chef, Inc. *(a)	11,315	200,275
The Boston Beer Co., Inc., Class A *	3,425	4,166,478
The Coca-Cola Co.	1,426,055	76,978,449
The Hain Celestial Group, Inc. *	30,287	1,242,070
The Hershey Co.	53,862	8,849,527
The JM Smucker Co.	40,357	5,286,363
The Kraft Heinz Co.	238,454	9,845,766
The Simply Good Foods Co. *	30,578	1,056,470
Tootsie Roll Industries, Inc.	6,293	198,670
TreeHouse Foods, Inc. *	20,033	953,571
Turning Point Brands, Inc.	4,660	227,501
Tyson Foods, Inc., Class A	108,461	8,400,304
Universal Corp.	9,019	507,138
Utz Brands, Inc.	19,007	556,905
Vector Group Ltd.	47,512	620,032
Vital Farms, Inc. *	5,325	129,504
Whole Earth Brands, Inc. *	13,486	182,061
		447,973,208

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	28,165	1,225,459
Abbott Laboratories	650,929	78,163,554
ABIOMED, Inc. *	16,627	5,332,778
Acadia Healthcare Co., Inc. *	32,581	1,984,835
Accelerate Diagnostics, Inc. *	10,300	75,293
Accolade, Inc. *	5,265	264,040
Accuray, Inc. *	36,635	172,185
Acutus Medical, Inc. *	4,525	61,766
AdaptHealth Corp. *	27,634	803,044
Addus HomeCare Corp. *	5,284	559,047
Align Technology, Inc. *	26,434	15,742,240
Allscripts Healthcare Solutions, Inc. *	51,178	796,330
Alphatec Holdings, Inc. *	21,811	348,758
Amedisys, Inc. *	11,929	3,219,041
American Well Corp., Class A *	19,735	303,722
AmerisourceBergen Corp.	54,438	6,576,110
AMN Healthcare Services, Inc. *	18,168	1,440,722
AngioDynamics, Inc. *	14,651	356,019
Anthem, Inc.	90,140	34,198,215
Apollo Medical Holdings, Inc. *	4,987	148,064
Apria, Inc. *	3,005	90,000
Apyx Medical Corp. *	12,488	126,503
Asensus Surgical, Inc. *(a)	51,242	107,608
Aspira Women's Health, Inc. *(a)	21,808	124,742
AtriCure, Inc. *	18,160	1,399,591
Atrion Corp.	528	337,181
Avanos Medical, Inc. *	17,115	739,539
Avinger, Inc. *	36,388	45,121
AxoGen, Inc. *	11,943	223,573
Axonics, Inc. *	11,332	713,123
Baxter International, Inc.	185,920	15,931,485
Becton, Dickinson & Co.	106,861	26,588,085
Beyond Air, Inc. *(a)	35,747	219,487
Biodesix, Inc. *(a)	1,959	32,049
Biolase, Inc. *	58,873	43,925
BioLife Solutions, Inc. *	9,942	346,976
BioSig Technologies, Inc. *(a)	8,008	27,387
Bioventus, Inc., Class A *	3,480	50,112
Boston Scientific Corp. *	521,456	22,735,482
Brookdale Senior Living, Inc. *	69,175	452,404
Cantel Medical Corp. *	14,258	1,253,421
Cardinal Health, Inc.	107,253	6,471,646
Cardiovascular Systems, Inc. *	14,153	570,649
Castle Biosciences, Inc. *	6,726	464,296
Castlight Health, Inc., Class B *	44,317	84,202
Centene Corp. *	213,624	13,189,146
Cerner Corp.	112,233	8,423,087
Certara, Inc. *	16,000	508,960
Cerus Corp. *	59,933	365,591
Change Healthcare, Inc. *	83,583	1,918,230
Chemed Corp.	5,950	2,835,829
Cigna Corp.	129,493	32,245,052
ClearPoint Neuro, Inc. *	6,306	131,354
Clover Health Investments Corp. *	41,322	407,022
Co-Diagnostics, Inc. *	11,070	98,080
Community Health Systems, Inc. *	42,476	473,607
Computer Programs & Systems, Inc.	5,037	151,211
Conformis, Inc. *	77,113	72,093
CONMED Corp.	10,602	1,494,352
CorVel Corp. *	3,409	398,887
Covetrus, Inc. *	36,319	1,040,539
Cross Country Healthcare, Inc. *	11,554	153,899
CryoLife, Inc. *	14,283	416,778
CryoPort, Inc. *	16,647	941,721
Cutera, Inc. *	5,876	176,456
CVS Health Corp.	482,788	36,885,003

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CytoSorbents Corp. *	15,994	147,945
Danaher Corp.	233,150	59,206,111
Dare Bioscience, Inc. *	20,123	30,386
DarioHealth Corp. *	2,210	47,913
DaVita, Inc. *	26,154	3,047,726
Delcath Systems, Inc. *	2,931	32,563
DENTSPLY SIRONA, Inc.	80,595	5,440,968
DexCom, Inc. *	35,535	13,720,063
Eargo, Inc. *	3,878	221,977
Edwards Lifesciences Corp. *	229,515	21,923,273
Ekso Bionics Holdings, Inc. *(a)	1,406	8,028
ElectroCore, Inc. *(a)	20,875	35,488
Encompass Health Corp.	36,220	3,073,629
ENDRA Life Sciences, Inc. *(a)	17,869	42,886
Envista Holdings Corp. *	59,452	2,573,083
Enzo Biochem, Inc. *	13,471	41,356
Evolent Health, Inc., Class A *	29,477	638,472
Five Star Senior Living, Inc. *	5,708	29,739
FONAR Corp. *	4,100	70,315
Fulgent Genetics, Inc. *	6,407	493,467
Glaukos Corp. *	16,497	1,553,358
Globus Medical, Inc., Class A *	27,757	1,992,120
GoodRx Holdings, Inc. *	14,111	564,581
Guardant Health, Inc. *	31,695	5,038,871
Haemonetics Corp. *	18,956	1,274,981
Hanger, Inc. *	13,820	344,533
HCA Healthcare, Inc.	97,656	19,634,715
Health Catalyst, Inc. *	12,286	711,359
HealthEquity, Inc. *	30,074	2,284,722
HealthStream, Inc. *	9,595	231,815
Henry Schein, Inc. *	53,200	3,857,000
Heska Corp. *	3,707	677,084
Hill-Rom Holdings, Inc.	24,681	2,720,340
Hims & Hers Health, Inc. *(a)	24,601	304,560
Hologic, Inc. *	94,973	6,225,480
HTG Molecular Diagnostics, Inc. *	1,242	5,527
Humana, Inc.	47,457	21,129,755
ICAD, Inc. *	9,349	168,656
ICU Medical, Inc. *	7,185	1,496,420
IDEXX Laboratories, Inc. *	31,383	17,228,953
Inari Medical, Inc. *	2,966	338,984
InfuSystem Holdings, Inc. *	7,155	161,846
Inogen, Inc. *	6,823	446,156
Inovalon Holdings, Inc., Class A *	27,266	823,706
Inspire Medical Systems, Inc. *	9,803	2,321,546
Insulet Corp. *	24,323	7,180,636
Integer Holdings Corp. *	12,056	1,131,817
Integra LifeSciences Holdings Corp. *	25,528	1,891,114
Intersect ENT, Inc. *	12,050	262,811
IntriCon Corp. *	2,619	60,577
Intuitive Surgical, Inc. *	43,318	37,470,070
Invacare Corp. *	11,433	103,240
iRadimed Corp. *	3,278	90,768
iRhythm Technologies, Inc. *	10,446	813,326
IRIDEX Corp. *	5,878	50,551
Laboratory Corp. of America Holdings *	36,176	9,618,113
Lantheus Holdings, Inc. *	23,570	558,609
LeMaitre Vascular, Inc.	6,402	335,913
LHC Group, Inc. *	11,891	2,476,539
LivaNova plc *	17,771	1,508,225
Lucira Health, Inc. *(a)	3,586	22,448
Magellan Health, Inc. *	8,637	813,605
Masimo Corp. *	18,796	4,373,265
McKesson Corp.	58,391	10,951,816
MEDNAX, Inc. *	31,341	824,895
Medtronic plc	494,693	64,765,208
Meridian Bioscience, Inc. *	16,420	321,504
Merit Medical Systems, Inc. *	19,199	1,221,056
Security	Number of Shares	Value ($)
Mesa Laboratories, Inc.	1,775	441,354
Milestone Scientific, Inc. *	21,743	54,792
Misonix, Inc. *	4,709	87,446
ModivCare, Inc. *	4,403	616,772
Molina Healthcare, Inc. *	21,322	5,439,242
Multiplan Corp. *	92,854	689,905
NantHealth, Inc. *	15,421	39,169
National HealthCare Corp.	4,384	308,239
National Research Corp.	5,356	274,763
Natus Medical, Inc. *	13,282	339,355
Neogen Corp. *	20,319	1,950,827
Neuronetics, Inc. *	8,872	93,156
Nevro Corp. *	12,504	2,160,816
NextGen Healthcare, Inc. *	20,592	377,040
Novocure Ltd. *	31,564	6,442,212
NuVasive, Inc. *	18,975	1,355,764
Omnicell, Inc. *	15,531	2,252,306
Ontrak, Inc. *(a)	2,607	85,092
OptimizeRx Corp. *	4,843	244,378
Option Care Health, Inc. *	34,930	666,464
OraSure Technologies, Inc. *	25,771	235,805
Ortho Clinical Diagnostics Holdings plc *	29,325	577,409
Orthofix Medical, Inc. *	7,486	332,004
OrthoPediatrics Corp. *	4,524	264,654
Outset Medical, Inc. *	7,084	424,473
Owens & Minor, Inc.	26,279	948,409
Patterson Cos., Inc.	31,422	1,009,903
PAVmed, Inc. *	28,787	131,557
Penumbra, Inc. *	12,345	3,777,447
PetIQ, Inc. *	8,428	359,033
Phreesia, Inc. *	14,796	765,693
Premier, Inc., Class A	25,483	900,824
Pro-Dex, Inc. *	1,893	53,988
Progenity, Inc. *(a)	9,753	30,819
Progyny, Inc. *	13,435	764,586
Pulmonx Corp. *	3,922	184,373
Pulse Biosciences, Inc. *	5,314	102,348
Quest Diagnostics, Inc.	48,932	6,453,152
Quidel Corp. *	14,420	1,511,072
Quotient Ltd. *	33,853	132,704
R1 RCM, Inc. *	45,150	1,231,692
RadNet, Inc. *	15,988	357,172
Repro-Med Systems, Inc. *	13,520	50,970
ResMed, Inc.	53,403	10,038,162
Retractable Technologies, Inc. *	5,101	49,531
Rockwell Medical, Inc. *	29,801	28,746
Sanara Medtech, Inc. *	1,344	37,215
Schrodinger, Inc. *	13,306	1,014,449
SeaSpine Holdings Corp. *	7,349	152,933
Second Sight Medical Products, Inc. *(a)	5,017	34,567
Select Medical Holdings Corp. *	39,171	1,477,530
Senseonics Holdings, Inc. *	104,136	220,768
Sharps Compliance Corp. *	4,490	78,530
Shockwave Medical, Inc. *	11,577	1,892,376
SI-BONE, Inc. *	10,042	356,491
Sientra, Inc. *	21,118	144,869
Signify Health, Inc., Class A *	8,648	245,171
Silk Road Medical, Inc. *	12,749	779,474
Simulations Plus, Inc.	5,879	371,200
SmileDirectClub, Inc. *	32,360	344,149
SOC Telemed, Inc. *(a)	13,000	102,050
Soliton, Inc. *(a)	4,273	76,529
STAAR Surgical Co. *	17,088	2,341,227
Stereotaxis, Inc. *	20,338	146,434
STERIS plc	31,365	6,618,642
Stryker Corp.	120,033	31,524,267
Surgalign Holdings, Inc. *	41,383	74,903
Surgery Partners, Inc. *	10,174	490,387

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Surmodics, Inc. *	5,273	282,053
Tabula Rasa HealthCare, Inc. *	7,830	372,395
Tactile Systems Technology, Inc. *	6,898	395,255
Talis Biomedical Corp. *	5,390	64,680
Tandem Diabetes Care, Inc. *	22,676	2,083,924
Tela Bio, Inc. *	4,346	59,453
Teladoc Health, Inc. *	48,035	8,278,835
Teleflex, Inc.	17,198	7,265,811
Tenet Healthcare Corp. *	38,611	2,288,088
The Cooper Cos., Inc.	18,004	7,397,664
The Ensign Group, Inc.	18,630	1,599,385
The Joint Corp. *	4,872	270,299
The Pennant Group, Inc. *	9,018	364,508
Tivity Health, Inc. *	13,578	328,316
TransMedics Group, Inc. *	8,450	242,600
Triple-S Management Corp., Class B *	9,507	225,411
U.S. Physical Therapy, Inc.	4,543	510,860
UnitedHealth Group, Inc.	347,210	138,467,348
Universal Health Services, Inc., Class B	28,290	4,198,519
Utah Medical Products, Inc.	1,365	119,110
Vapotherm, Inc. *	7,288	160,336
Varex Imaging Corp. *	14,217	337,512
Veeva Systems, Inc., Class A *	50,285	14,202,998
ViewRay, Inc. *	47,456	228,263
Vocera Communications, Inc. *	12,090	437,295
VolitionRX Ltd. *	15,384	51,536
West Pharmaceutical Services, Inc.	27,388	8,997,506
Zimmer Biomet Holdings, Inc.	76,436	13,541,402
Zosano Pharma Corp. *(a)	42,437	39,539
Zynex, Inc. *(a)	6,859	101,307
		998,557,255

Household & Personal Products 1.4%
BellRing Brands, Inc., Class A *	13,740	354,355
Central Garden & Pet Co. *	3,365	182,181
Central Garden & Pet Co., Class A *	14,806	729,492
Church & Dwight Co., Inc.	90,204	7,734,091
Colgate-Palmolive Co.	311,970	25,175,979
Coty, Inc., Class A *	105,208	1,053,132
Edgewell Personal Care Co.	19,971	762,892
elf Beauty, Inc. *	16,970	513,343
Energizer Holdings, Inc.	21,526	1,061,232
Herbalife Nutrition Ltd. *	31,735	1,452,511
Inter Parfums, Inc.	6,562	482,963
Kimberly-Clark Corp.	124,604	16,612,205
LifeMD, Inc. *	6,495	63,066
Medifast, Inc.	4,264	968,312
Natural Alternatives International, Inc. *	2,799	41,985
Natural Health Trends Corp.	2,166	15,768
Nature's Sunshine Products, Inc.	5,329	110,897
Nu Skin Enterprises, Inc., Class A	18,845	996,147
Oil-Dri Corp. of America	2,782	97,175
Reynolds Consumer Products, Inc.	19,506	571,916
Spectrum Brands Holdings, Inc.	14,158	1,247,886
The Clorox Co.	46,096	8,412,520
The Estee Lauder Cos., Inc., Class A	84,534	26,526,769
The Procter & Gamble Co.	905,409	120,799,669
USANA Health Sciences, Inc. *	4,282	385,337
Veru, Inc. *	22,412	198,122
WD-40 Co.	5,046	1,255,142
		217,805,087

Insurance 2.1%
Aflac, Inc.	235,579	12,657,660
Alleghany Corp. *	5,064	3,438,304
Ambac Financial Group, Inc. *	18,028	309,180
Security	Number of Shares	Value ($)
American Equity Investment Life Holding Co.	30,980	959,760
American Financial Group, Inc.	26,260	3,226,304
American International Group, Inc.	318,457	15,429,242
American National Group, Inc.	3,603	408,400
AMERISAFE, Inc.	7,229	448,776
Aon plc, Class A	83,153	20,907,990
Arch Capital Group Ltd. *	147,520	5,858,019
Argo Group International Holdings Ltd.	12,407	647,397
Arthur J. Gallagher & Co.	71,334	10,339,863
Assurant, Inc.	21,017	3,270,245
Assured Guaranty Ltd.	28,008	1,424,207
Athene Holding Ltd., Class A *	46,068	2,748,878
Axis Capital Holdings Ltd.	29,533	1,647,941
Brighthouse Financial, Inc. *	34,704	1,623,800
Brown & Brown, Inc.	85,944	4,570,502
BRP Group, Inc., Class A *	16,233	471,082
Chubb Ltd.	165,456	28,390,595
Cincinnati Financial Corp.	55,058	6,203,935
Citizens, Inc. *	15,644	91,361
CNA Financial Corp.	9,550	448,182
CNO Financial Group, Inc.	48,217	1,230,980
Crawford & Co., Class A	4,938	51,800
Crawford & Co., Class B	5,800	55,216
Donegal Group, Inc., Class A	5,782	89,216
eHealth, Inc. *	9,731	688,371
Employers Holdings, Inc.	10,575	428,076
Enstar Group Ltd. *	4,865	1,221,991
Erie Indemnity Co., Class A	9,010	1,928,320
Everest Re Group Ltd.	14,690	4,068,396
FBL Financial Group, Inc., Class A	4,076	231,068
FedNat Holding Co.	4,085	20,793
Fidelity National Financial, Inc.	106,985	4,880,656
First American Financial Corp.	40,791	2,631,020
Genworth Financial, Inc., Class A *	187,366	809,421
Globe Life, Inc.	35,003	3,587,457
GoHealth, Inc., Class A *	15,915	189,866
Goosehead Insurance, Inc., Class A	6,197	681,298
Greenlight Capital Re Ltd., Class A *	12,115	111,821
HCI Group, Inc.	2,337	171,583
Heritage Insurance Holdings, Inc.	9,756	88,877
Horace Mann Educators Corp.	15,131	606,753
Independence Holding Co.	3,476	152,944
Investors Title Co.	416	73,395
James River Group Holdings Ltd.	11,384	536,300
Kemper Corp.	22,543	1,759,707
Kingstone Cos., Inc.	2,696	22,593
Kinsale Capital Group, Inc.	8,349	1,452,810
Lemonade, Inc. *	6,615	597,996
Lincoln National Corp.	66,991	4,296,133
Loews Corp.	83,599	4,660,644
Maiden Holdings Ltd. *	18,900	70,308
Markel Corp. *	5,087	5,984,449
Marsh & McLennan Cos., Inc.	185,656	25,193,519
MBIA, Inc. *	19,104	191,422
Mercury General Corp.	9,807	610,682
MetLife, Inc.	276,419	17,588,541
MetroMile, Inc. *	26,555	247,227
National Western Life Group, Inc., Class A	895	205,224
NI Holdings, Inc. *	2,860	54,769
Old Republic International Corp.	102,829	2,531,650
Palomar Holdings, Inc. *	7,766	546,416
Primerica, Inc.	14,326	2,288,865
Principal Financial Group, Inc.	92,593	5,913,915
ProAssurance Corp.	20,514	512,850
Protective Insurance Corp., Class B	4,607	105,961
Prudential Financial, Inc.	145,834	14,635,900

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Reinsurance Group of America, Inc.	25,249	3,295,752
RenaissanceRe Holdings Ltd.	18,483	3,120,115
RLI Corp.	14,491	1,615,167
Root, Inc., Class A *(a)	9,300	100,161
Safety Insurance Group, Inc.	5,451	447,146
Selective Insurance Group, Inc.	21,881	1,666,019
Selectquote, Inc. *	16,218	504,866
SiriusPoint Ltd. *	32,236	341,057
State Auto Financial Corp.	7,642	144,281
Stewart Information Services Corp.	11,136	653,126
The Allstate Corp.	111,456	14,132,621
The Hanover Insurance Group, Inc.	13,210	1,827,075
The Hartford Financial Services Group, Inc.	133,206	8,786,268
The Progressive Corp.	215,161	21,675,319
The Travelers Cos., Inc.	92,884	14,365,439
Tiptree, Inc.	7,504	75,115
Trean Insurance Group, Inc. *	4,070	71,184
Trupanion, Inc. *	12,068	978,715
United Fire Group, Inc.	7,474	226,163
United Insurance Holdings Corp.	6,439	35,994
Universal Insurance Holdings, Inc.	9,563	133,404
Unum Group	73,812	2,085,927
W.R. Berkley Corp.	51,545	4,109,167
Watford Holdings Ltd. *	6,987	243,567
White Mountains Insurance Group Ltd.	1,145	1,334,417
Willis Towers Watson plc	47,658	12,336,750
		333,833,637

Materials 2.9%
Advanced Emissions Solutions, Inc. *	5,901	27,735
AdvanSix, Inc. *	10,189	296,296
AgroFresh Solutions, Inc. *	10,000	21,200
Air Products & Chemicals, Inc.	81,473	23,503,331
Albemarle Corp.	43,133	7,253,677
Alcoa Corp. *	68,221	2,499,617
Allegheny Technologies, Inc. *	46,176	1,074,054
Alpha Metallurgical Resources, Inc. *	6,988	84,485
Amcor plc	576,613	6,775,203
American Vanguard Corp.	9,646	190,798
Ampco-Pittsburgh Corp. *	5,583	42,263
Amyris, Inc. *	61,432	894,450
AptarGroup, Inc.	24,153	3,642,514
Arconic Corp. *	34,866	997,168
Ashland Global Holdings, Inc.	19,921	1,717,389
Avery Dennison Corp.	30,400	6,510,768
Avient Corp.	32,939	1,672,313
Axalta Coating Systems Ltd. *	75,482	2,407,121
Balchem Corp.	12,887	1,639,098
Ball Corp.	120,455	11,279,406
Berry Global Group, Inc. *	49,780	3,167,004
Cabot Corp.	20,323	1,115,326
Carpenter Technology Corp.	17,681	669,579
Celanese Corp.	41,721	6,535,595
Century Aluminum Co. *	17,399	272,468
CF Industries Holdings, Inc.	79,728	3,877,173
Chase Corp.	2,673	316,590
Clearwater Paper Corp. *	6,468	216,419
Cleveland-Cliffs, Inc. *	166,259	2,969,386
Coeur Mining, Inc. *	86,224	696,690
Commercial Metals Co.	44,264	1,293,394
Compass Minerals International, Inc.	12,596	855,520
Comstock Mining, Inc. *	30,049	118,093
Core Molding Technologies, Inc. *	3,757	41,365
Corteva, Inc.	273,252	13,323,768
Crown Holdings, Inc.	49,600	5,446,080
Danimer Scientific, Inc. *(a)	22,744	581,109
Security	Number of Shares	Value ($)
Domtar Corp. *	20,508	808,425
Dow, Inc.	274,041	17,127,562
DuPont de Nemours, Inc.	198,186	15,282,122
Eagle Materials, Inc. *	15,653	2,162,305
Eastman Chemical Co.	50,254	5,798,809
Ecolab, Inc.	91,446	20,494,878
Element Solutions, Inc.	79,378	1,736,791
Ferro Corp. *	30,061	500,816
Flotek Industries, Inc. *	16,539	25,139
FMC Corp.	47,587	5,626,687
Forterra, Inc. *	6,950	163,047
Freeport-McMoRan, Inc.	539,135	20,330,781
FutureFuel Corp.	9,399	119,367
Gatos Silver, Inc. *	8,000	91,840
GCP Applied Technologies, Inc. *	17,552	450,911
Glatfelter Corp.	15,480	227,866
Gold Resource Corp.	34,097	91,721
Graphic Packaging Holding Co.	97,760	1,813,448
Greif, Inc., Class A	11,764	711,840
H.B. Fuller Co.	19,193	1,282,476
Hawkins, Inc.	7,358	245,389
Haynes International, Inc.	5,389	157,574
Hecla Mining Co.	191,761	1,133,308
Huntsman Corp.	72,081	2,066,562
Hycroft Mining Holding Corp. *(a)	14,727	51,692
Ingevity Corp. *	14,839	1,158,629
Innospec, Inc.	9,038	880,392
International Flavors & Fragrances, Inc.	91,942	13,071,394
International Paper Co.	145,924	8,463,592
Intrepid Potash, Inc. *	3,965	127,514
Kaiser Aluminum Corp.	5,719	688,968
Koppers Holdings, Inc. *	7,565	251,461
Kraton Corp. *	11,677	417,570
Kronos Worldwide, Inc.	9,190	156,230
Linde plc	192,233	54,947,881
Livent Corp. *	54,109	975,044
Loop Industries, Inc. *(a)	6,251	53,884
Louisiana-Pacific Corp.	39,297	2,588,886
LSB Industries, Inc. *	5,600	33,544
LyondellBasell Industries N.V., Class A	94,635	9,817,435
Marrone Bio Innovations, Inc. *	45,317	76,586
Martin Marietta Materials, Inc.	23,006	8,123,879
Materion Corp.	7,145	505,937
McEwen Mining, Inc. *	126,062	151,274
Mercer International, Inc.	14,607	240,869
Minerals Technologies, Inc.	12,150	949,401
MP Materials Corp. *(a)	22,260	668,690
Myers Industries, Inc.	14,310	322,834
Neenah, Inc.	6,513	346,296
NewMarket Corp.	2,644	916,384
Newmont Corp.	293,837	18,338,367
Nucor Corp.	109,879	9,038,647
O-I Glass, Inc. *	56,848	937,424
Olin Corp.	52,055	2,239,927
Olympic Steel, Inc.	4,090	118,815
Orion Engineered Carbons S.A. *	21,268	422,382
Packaging Corp. of America	34,742	5,129,656
Pactiv Evergreen, Inc.	14,353	211,276
PPG Industries, Inc.	87,249	14,940,519
PQ Group Holdings, Inc.	20,989	293,846
Quaker Chemical Corp.	5,137	1,244,952
Ranpak Holdings Corp. *	12,912	248,298
Rayonier Advanced Materials, Inc. *	21,499	195,426
Reliance Steel & Aluminum Co.	23,482	3,764,399
Resolute Forest Products, Inc. *	28,000	378,560
Royal Gold, Inc.	24,321	2,720,547
RPM International, Inc.	47,610	4,515,332
Ryerson Holding Corp. *	7,270	115,448

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	10,249	483,855
Schweitzer-Mauduit International, Inc.	11,854	541,372
Sealed Air Corp.	56,576	2,794,854
Sensient Technologies Corp.	15,201	1,250,130
Silgan Holdings, Inc.	28,840	1,216,183
Sonoco Products Co.	36,364	2,380,387
Steel Dynamics, Inc.	74,800	4,055,656
Stepan Co.	7,892	1,031,169
Summit Materials, Inc., Class A *	41,095	1,183,125
SunCoke Energy, Inc.	29,816	201,258
The Chemours Co.	62,969	1,901,664
The Mosaic Co.	129,325	4,549,654
The Scotts Miracle-Gro Co.	14,823	3,426,485
The Sherwin-Williams Co.	88,733	24,301,307
TimkenSteel Corp. *	14,771	177,547
Trecora Resources *	10,224	77,600
Tredegar Corp.	10,770	157,457
Trinseo S.A.	14,067	870,888
Tronox Holdings plc, Class A	38,708	820,610
UFP Technologies, Inc. *	2,318	116,039
United States Lime & Minerals, Inc.	712	98,384
United States Steel Corp.	99,834	2,297,180
US Antimony Corp. *	33,337	31,187
US Concrete, Inc. *	5,537	351,101
Valvoline, Inc.	66,178	2,077,989
Venator Materials plc *	22,587	104,578
Verso Corp., Class A	12,685	195,856
Vulcan Materials Co.	48,956	8,725,917
W.R. Grace & Co.	22,788	1,566,219
Warrior Met Coal, Inc.	18,646	295,539
Westlake Chemical Corp.	12,426	1,166,677
WestRock Co.	97,021	5,408,921
Worthington Industries, Inc.	12,634	824,495
		457,995,479

Media & Entertainment 8.8%
Activision Blizzard, Inc.	285,276	26,014,318
Advantage Solutions, Inc. *	37,544	480,939
Alphabet, Inc., Class A *	110,586	260,264,151
Alphabet, Inc., Class C *	105,994	255,458,259
Altice USA, Inc., Class A *	88,959	3,230,101
AMC Entertainment Holdings, Inc., Class A *(a)	137,130	1,375,414
AMC Networks, Inc., Class A *	10,968	551,471
Angi, Inc. *	27,825	445,478
Boston Omaha Corp., Class A *	6,182	173,220
Bumble, Inc., Class A *	18,152	1,093,477
Cable One, Inc.	1,982	3,547,780
Cardlytics, Inc. *	11,490	1,580,220
Cargurus, Inc. *	33,107	817,081
Cars.com, Inc. *	24,524	323,962
Charter Communications, Inc., Class A *	51,999	35,018,727
Chicken Soup For The Soul Entertainment, Inc. *	2,657	80,985
Cinedigm Corp., Class A *(a)	23,490	33,826
Cinemark Holdings, Inc. *	38,799	822,539
Clear Channel Outdoor Holdings, Inc. *	176,155	442,149
Comcast Corp., Class A	1,679,121	94,282,644
comScore, Inc. *	18,690	68,966
Cumulus Media, Inc., Class A *	6,971	66,991
CuriosityStream, Inc. *(a)	8,090	123,696
Daily Journal Corp. *	289	88,200
DHI Group, Inc. *	17,016	49,687
Digital Media Solutions, Inc., Class A *(a)	5,686	68,573
Discovery, Inc., Class A *	59,882	2,255,156
Discovery, Inc., Class C *	106,521	3,441,694
DISH Network Corp., Class A *	91,545	4,100,301
Security	Number of Shares	Value ($)
Electronic Arts, Inc.	105,938	15,051,671
Emerald Holding, Inc. *	7,527	42,226
Entercom Communications Corp. *	44,339	214,601
Entravision Communications Corp., Class A	23,831	91,749
Eventbrite, Inc., Class A *	25,100	591,607
EverQuote, Inc., Class A *	3,535	119,730
Facebook, Inc., Class A *	884,420	287,507,254
Fluent, Inc. *	13,431	49,963
Fox Corp., Class A	121,553	4,548,513
Fox Corp., Class B	58,958	2,144,892
Gaia, Inc. *	6,496	68,468
Gannett Co., Inc. *	47,234	214,442
Gray Television, Inc.	33,015	670,865
Hemisphere Media Group, Inc. *	8,047	98,334
IAC/InterActiveCorp *	30,603	7,756,942
iHeartMedia, Inc., Class A *	41,001	784,759
IZEA Worldwide, Inc. *	19,013	69,778
John Wiley & Sons, Inc., Class A	17,679	1,006,642
Lee Enterprises, Inc. *	1,545	46,196
Liberty Broadband Corp., Class A *	8,502	1,340,510
Liberty Broadband Corp., Class C *	78,031	12,697,204
Liberty Media Corp. - Liberty Braves, Class A *	2,953	82,654
Liberty Media Corp. - Liberty Braves, Class C *	18,075	500,497
Liberty Media Corp. - Liberty Formula One, Class A *	9,926	411,135
Liberty Media Corp. - Liberty Formula One, Class C *	74,843	3,513,130
Liberty Media Corp. - Liberty SiriusXM, Class A *	29,393	1,328,270
Liberty Media Corp. - Liberty SiriusXM, Class C *	63,426	2,868,758
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	125,351
Lions Gate Entertainment Corp., Class A *	23,373	338,207
Lions Gate Entertainment Corp., Class B *	41,368	521,237
Live Nation Entertainment, Inc. *	54,294	4,445,593
LiveXLive Media, Inc. *	23,394	100,360
Loral Space & Communications, Inc.	4,480	179,782
Madison Square Garden Entertainment Corp. *	6,349	575,283
Madison Square Garden Sports Corp. *	6,349	1,173,549
Magnite, Inc. *	41,904	1,678,255
Marchex, Inc., Class B *	10,570	30,653
Match Group, Inc. *	98,973	15,403,168
MDC Partners, Inc., Class A *	22,872	102,009
MediaAlpha, Inc. *	7,123	315,193
Meredith Corp. *	14,298	444,668
MSG Networks, Inc., Class A *	16,477	261,490
National CineMedia, Inc.	26,005	111,041
Netflix, Inc. *	162,929	83,659,154
News Corp., Class A	143,308	3,753,953
News Corp., Class B	44,936	1,092,394
Nexstar Media Group, Inc., Class A	15,682	2,311,684
Omnicom Group, Inc.	79,204	6,515,321
Pinterest, Inc., Class A *	195,836	12,997,635
Playtika Holding Corp. *	24,929	692,528
QuinStreet, Inc. *	18,824	381,563
Roku, Inc. *	40,814	13,997,978
Saga Communications, Inc., Class A *	1,496	33,705
Scholastic Corp.	10,758	326,290
Sciplay Corp., Class A *	8,602	151,825
Sinclair Broadcast Group, Inc., Class A	17,522	568,939

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sirius XM Holdings, Inc.	420,731	2,566,459
Skillz, Inc. *(a)	86,387	1,513,500
Snap, Inc., Class A *	340,307	21,037,779
Super League Gaming, Inc. *	8,293	44,616
Take-Two Interactive Software, Inc. *	42,415	7,438,743
TechTarget, Inc. *	8,572	657,472
TEGNA, Inc.	80,268	1,610,176
The E.W. Scripps Co., Class A	20,761	448,853
The Interpublic Group of Cos., Inc.	145,510	4,619,943
The Marcus Corp. *	9,696	193,532
The New York Times Co., Class A	53,025	2,407,865
The Walt Disney Co. *	667,390	124,147,888
Thryv Holdings, Inc. *	2,234	62,083
Townsquare Media, Inc., Class A *	5,279	54,374
Travelzoo *	5,776	91,030
Tribune Publishing Co. *	10,353	180,556
TripAdvisor, Inc. *	35,012	1,650,116
TrueCar, Inc. *	39,721	182,717
Twitter, Inc. *	293,220	16,191,608
ViacomCBS, Inc., Class B	219,636	9,009,469
Warner Music Group Corp., Class A	35,586	1,350,845
WideOpenWest, Inc. *	18,912	266,092
World Wrestling Entertainment, Inc., Class A	17,363	956,875
Yelp, Inc. *	27,506	1,080,986
Zedge, Inc., Class B *	4,350	57,855
Zillow Group, Inc., Class A *	13,167	1,755,819
Zillow Group, Inc., Class C *	56,914	7,405,650
ZoomInfo Technologies, Inc., Class A *	34,158	1,771,434
Zynga, Inc., Class A *	374,926	4,056,699
		1,405,220,637

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	27,329	5,405,676
180 Life Sciences Corp. *(a)	7,214	69,615
4D Molecular Therapeutics, Inc. *	3,240	125,388
89bio, Inc. *	4,146	108,998
9 Meters Biopharma, Inc. *	68,039	83,008
AbbVie, Inc.	649,903	72,464,184
Abeona Therapeutics, Inc. *	35,285	62,454
ACADIA Pharmaceuticals, Inc. *	42,814	880,256
Acceleron Pharma, Inc. *	19,071	2,383,303
AcelRx Pharmaceuticals, Inc. *	48,560	63,128
Acer Therapeutics, Inc. *	1,495	4,365
Aclaris Therapeutics, Inc. *	15,789	376,568
Actinium Pharmaceuticals, Inc. *	7,539	57,749
Adamas Pharmaceuticals, Inc. *	17,873	100,804
Adamis Pharmaceuticals Corp. *	56,257	44,336
Adaptive Biotechnologies Corp. *	30,451	1,266,762
Adicet Bio, Inc. *	5,227	83,266
ADMA Biologics, Inc. *(a)	31,980	62,681
Advaxis, Inc. *	51,406	25,138
Adverum Biotechnologies, Inc. *	32,000	124,800
Aeglea BioTherapeutics, Inc. *	12,715	98,923
Aerie Pharmaceuticals, Inc. *	16,193	277,386
Aerpio Pharmaceuticals, Inc. *	12,835	15,145
Agenus, Inc. *	55,732	172,212
Agile Therapeutics, Inc. *	31,320	57,942
Agilent Technologies, Inc.	111,612	14,915,828
Agios Pharmaceuticals, Inc. *	21,377	1,192,837
AIkido Pharma, Inc. *	37,539	38,665
Aileron Therapeutics, Inc. *	27,406	32,613
AIM ImmunoTech, Inc. *	20,316	43,883
Akebia Therapeutics, Inc. *	51,571	164,511
Akero Therapeutics, Inc. *	6,447	198,568
Akouos, Inc. *	5,052	71,839
Albireo Pharma, Inc. *	6,742	216,418
Security	Number of Shares	Value ($)
Aldeyra Therapeutics, Inc. *	18,127	227,856
Alector, Inc. *	19,546	381,147
Alexion Pharmaceuticals, Inc. *	81,065	13,674,044
Aligos Therapeutics, Inc. *	3,700	95,164
Alkermes plc *	56,934	1,252,833
Allakos, Inc. *	11,562	1,261,645
Allogene Therapeutics, Inc. *	23,660	731,567
Allovir, Inc. *	6,410	151,468
Alnylam Pharmaceuticals, Inc. *	43,873	6,170,299
Alpine Immune Sciences, Inc. *	4,137	54,898
Altimmune, Inc. *	11,098	160,588
ALX Oncology Holdings, Inc. *	4,331	271,380
Amgen, Inc.	212,506	50,924,938
Amicus Therapeutics, Inc. *	96,355	948,133
Amneal Pharmaceuticals, Inc. *	43,587	240,164
Amphastar Pharmaceuticals, Inc. *	14,857	258,512
Ampio Pharmaceuticals, Inc. *	73,284	135,575
AnaptysBio, Inc. *	7,720	180,262
Anavex Life Sciences Corp. *(a)	24,140	291,611
Angion Biomedica Corp. *	2,184	30,860
ANI Pharmaceuticals, Inc. *	3,733	124,234
Anika Therapeutics, Inc. *	5,811	233,486
Anixa Biosciences, Inc. *	9,149	44,647
Annexon, Inc. *	6,164	122,849
Annovis Bio, Inc. *(a)	1,522	33,697
Antares Pharma, Inc. *	52,467	198,850
Apellis Pharmaceuticals, Inc. *	21,537	1,091,280
Applied Genetic Technologies Corp. *	12,820	54,229
Applied Molecular Transport, Inc. *	5,257	302,225
Applied Therapeutics, Inc. *	6,111	113,176
Aprea Therapeutics, Inc. *	4,858	22,784
Aptevo Therapeutics, Inc. *	1,654	44,178
Aptinyx, Inc. *	17,590	47,141
AquaBounty Technologies, Inc. *	21,009	119,121
Aquestive Therapeutics, Inc. *(a)	2,664	10,842
Aravive, Inc. *	1,524	8,001
Arbutus Biopharma Corp. *	20,912	72,565
Arcturus Therapeutics Holdings, Inc. *	7,721	283,052
Arcus Biosciences, Inc. *	16,347	551,711
Arcutis Biotherapeutics, Inc. *	9,517	318,819
Ardelyx, Inc. *	23,062	168,583
Arena Pharmaceuticals, Inc. *	21,913	1,503,889
Arrowhead Pharmaceuticals, Inc. *	37,786	2,749,309
Arvinas, Inc. *	11,960	824,522
Assembly Biosciences, Inc. *	11,682	49,999
Assertio Holdings, Inc. *	64,230	35,333
Atara Biotherapeutics, Inc. *	30,986	435,663
Atea Pharmaceuticals, Inc. *	4,831	119,374
Athenex, Inc. *	26,881	107,793
Athersys, Inc. *	66,911	111,741
Athira Pharma, Inc. *	6,498	127,881
Atossa Therapeutics, Inc. *(a)	27,308	63,628
Atreca, Inc. Class A *	11,123	132,809
Avantor, Inc. *	190,302	6,097,276
AVEO Pharmaceuticals, Inc. *	8,990	63,380
Avid Bioservices, Inc. *	19,984	427,758
Avidity Biosciences, Inc. *	6,635	155,524
Avita Medical, Inc. *	7,464	154,057
Avrobio, Inc. *	13,368	156,138
Axsome Therapeutics, Inc. *	9,355	565,603
Aytu BioPharma, Inc. *(a)	8,368	55,396
Baudax Bio, Inc. *(a)	34,259	38,713
Beam Therapeutics, Inc. *	9,464	776,048
Berkeley Lights, Inc. *	2,802	137,606
Bio-Rad Laboratories, Inc., Class A *	7,951	5,010,164
Bio-Techne Corp.	14,392	6,152,436
BioAtla, Inc. *	4,007	198,707
BioCryst Pharmaceuticals, Inc. *	63,599	739,974

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
BioDelivery Sciences International, Inc. *	35,519	122,896
Biogen, Inc. *	56,074	14,990,262
Biohaven Pharmaceutical Holding Co., Ltd. *	19,143	1,437,639
BioMarin Pharmaceutical, Inc. *	67,502	5,259,756
BioNano Genomics, Inc. *(a)	66,500	423,605
Bioxcel Therapeutics, Inc. *	5,384	182,894
Black Diamond Therapeutics, Inc. *	6,728	179,234
Bluebird Bio, Inc. *	25,155	754,650
Blueprint Medicines Corp. *	20,992	2,021,949
Bolt Biotherapeutics, Inc. *	4,158	92,973
BrainStorm Cell Therapeutics, Inc. *(a)	11,287	39,166
Bridgebio Pharma, Inc. *	35,256	1,971,516
Bristol-Myers Squibb Co.	824,722	51,479,147
Bruker Corp.	36,569	2,505,708
C4 Therapeutics, Inc. *	3,474	114,989
Cabaletta Bio, Inc. *	4,700	52,311
Caladrius Biosciences, Inc. *	20,586	33,555
Calithera Biosciences, Inc. *	23,390	50,756
Calyxt, Inc. *	5,672	28,247
Capricor Therapeutics, Inc. *	5,921	27,414
Cara Therapeutics, Inc. *	16,617	215,190
Cardiff Oncology, Inc. *(a)	8,961	88,983
CareDx, Inc. *	18,778	1,484,776
CASI Pharmaceuticals, Inc. *	25,215	45,135
Cassava Sciences, Inc. *	13,333	623,984
Catalent, Inc. *	62,873	7,071,326
Catalyst Biosciences, Inc. *	13,113	66,090
Catalyst Pharmaceuticals, Inc. *	39,688	181,771
cbdMD, Inc. *	14,316	55,117
CEL-SCI Corp. *(a)	14,273	344,407
Celcuity, Inc. *	2,500	69,150
Celldex Therapeutics, Inc. *	14,509	440,058
Cellectar Biosciences, Inc. *(a)	22,909	36,196
Celsion Corp. *	17,195	20,290
Cerecor, Inc. *	38,687	121,477
Cerevel Therapeutics Holdings, Inc. *	13,714	199,539
Charles River Laboratories International, Inc. *	18,293	6,081,508
Checkpoint Therapeutics, Inc. *	16,943	49,135
ChemoCentryx, Inc. *	18,466	892,462
Chiasma, Inc. *	22,407	66,773
Chimerix, Inc. *	25,859	225,232
Chinook Therapeutics, Inc. *	13,331	239,291
ChromaDex Corp. *	18,081	160,559
Cidara Therapeutics, Inc. *	84,261	187,059
Citius Pharmaceuticals, Inc. *(a)	43,030	94,666
Clearside Biomedical, Inc. *	11,928	36,619
Clene, Inc. *	7,741	69,669
Clever Leaves Holdings, Inc. *(a)	6,434	64,469
Clovis Oncology, Inc. *(a)	40,618	241,271
Codexis, Inc. *	20,702	479,872
Codiak Biosciences, Inc. *	3,360	66,528
Cogent Biosciences, Inc. *	9,159	79,592
Cohbar, Inc. *	14,681	19,673
Coherus Biosciences, Inc. *	23,029	340,829
Collegium Pharmaceutical, Inc. *	11,957	266,641
Concert Pharmaceuticals, Inc. *	10,357	42,982
Constellation Pharmaceuticals, Inc. *	11,201	242,166
ContraFect Corp. *	8,218	36,406
Corbus Pharmaceuticals Holdings, Inc. *	21,103	37,985
Corcept Therapeutics, Inc. *	37,867	862,989
CorMedix, Inc. *	13,948	120,511
Cortexyme, Inc. *	4,450	174,307
Corvus Pharmaceuticals, Inc. *(a)	13,830	39,001
Crinetics Pharmaceuticals, Inc. *	8,974	155,340
CTI BioPharma Corp. *	20,000	48,400
Cue Biopharma, Inc. *	8,970	108,806
Security	Number of Shares	Value ($)
Cullinan Oncology, Inc. *(a)	4,528	146,979
Curis, Inc. *	27,613	298,773
Cyclerion Therapeutics, Inc. *	15,496	33,781
Cymabay Therapeutics, Inc. *	20,365	88,180
Cytokinetics, Inc. *	26,220	667,037
CytomX Therapeutics, Inc. *	24,803	232,156
Decibel Therapeutics, Inc. *	2,992	27,287
Deciphera Pharmaceuticals, Inc. *	14,854	688,780
Denali Therapeutics, Inc. *	31,296	1,891,530
DermTech, Inc. *	8,816	370,713
DiaMedica Therapeutics, Inc. *	6,742	63,375
Dicerna Pharmaceuticals, Inc. *	24,347	759,383
Diffusion Pharmaceuticals, Inc. *	44,230	33,195
Durect Corp. *	72,492	137,735
Dynavax Technologies Corp. *	38,144	380,677
Dyne Therapeutics, Inc. *	6,594	129,770
Eagle Pharmaceuticals, Inc. *	4,330	176,794
Editas Medicine, Inc. *	24,509	907,078
Eiger BioPharmaceuticals, Inc. *	10,377	88,101
Elanco Animal Health, Inc. *	174,564	5,535,424
Eledon Pharmaceuticals, Inc. *	5,554	55,540
Eli Lilly & Co.	292,960	53,544,299
Emergent BioSolutions, Inc. *	16,388	999,340
Enanta Pharmaceuticals, Inc. *	6,913	350,766
Endo International plc *	82,910	475,074
Epizyme, Inc. *	35,227	275,123
Equillium, Inc. *	6,993	45,315
Esperion Therapeutics, Inc. *(a)	10,670	287,556
Eton Pharmaceuticals, Inc. *(a)	5,755	49,953
Evelo Biosciences, Inc. *	10,700	140,705
Evofem Biosciences, Inc. *(a)	28,408	42,044
Evolus, Inc. *	7,220	65,774
Exact Sciences Corp. *	62,287	8,210,672
Exelixis, Inc. *	113,734	2,800,131
Exicure, Inc. *	35,031	69,011
Eyenovia, Inc. *	7,946	42,034
EyePoint Pharmaceuticals, Inc. *	7,477	79,929
Fate Therapeutics, Inc. *	30,072	2,627,992
FibroGen, Inc. *	29,930	668,038
Flexion Therapeutics, Inc. *	17,854	138,547
Fluidigm Corp. *	27,127	135,906
Foghorn Therapeutics, Inc. *	3,560	39,089
Forma Therapeutics Holdings, Inc. *	6,839	184,311
Forte Biosciences, Inc. *	3,571	129,234
Fortress Biotech, Inc. *	29,965	129,449
Frequency Therapeutics, Inc. *	11,156	129,521
Fulcrum Therapeutics, Inc. *	7,335	82,519
G1 Therapeutics, Inc. *	12,066	254,231
Galectin Therapeutics, Inc. *	17,413	76,965
Galera Therapeutics, Inc. *	4,061	33,097
Gemini Therapeutics, Inc. *	11,283	131,898
Generation Bio Co. *	7,378	269,002
Genprex, Inc. *	19,781	75,168
Geron Corp. *	124,831	181,005
Gilead Sciences, Inc.	461,178	29,270,968
Global Blood Therapeutics, Inc. *	22,908	934,188
GlycoMimetics, Inc. *	11,422	27,413
Gossamer Bio, Inc. *	19,746	170,605
Gritstone Oncology, Inc. *	7,741	70,056
GT Biopharma, Inc. *(a)	7,435	98,514
Halozyme Therapeutics, Inc. *	46,246	2,309,988
Harpoon Therapeutics, Inc. *	7,029	159,137
Harrow Health, Inc. *	6,848	52,524
Harvard Bioscience, Inc. *	14,274	98,919
Heat Biologics, Inc. *	9,763	67,072
Hepion Pharmaceuticals, Inc. *	31,535	54,556
Heron Therapeutics, Inc. *	28,819	503,756
Homology Medicines, Inc. *	11,461	77,591

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hookipa Pharma, Inc. *	7,000	94,780
Horizon Therapeutics plc *	82,576	7,813,341
Humanigen, Inc. *(a)	14,881	286,608
iBio, Inc. *(a)	74,003	101,384
Ideaya Biosciences, Inc. *	6,139	126,156
Idera Pharmaceuticals, Inc. *	18,451	21,772
IGM Biosciences, Inc. *	2,455	173,618
Illumina, Inc. *	53,814	21,140,292
Immunic, Inc. *	6,574	100,977
ImmunityBio, Inc. *(a)	14,977	265,842
ImmunoGen, Inc. *	73,335	591,080
Immunome, Inc. *(a)	1,530	40,637
Immunovant, Inc. *	17,821	279,433
Incyte Corp. *	69,631	5,945,095
Infinity Pharmaceuticals, Inc. *	29,948	99,727
Inhibrx, Inc. *	2,500	53,325
Inmune Bio, Inc. *	3,262	38,720
Innoviva, Inc. *	21,973	251,591
Inotiv, Inc. *	3,103	73,293
Inovio Pharmaceuticals, Inc. *(a)	75,678	515,367
Inozyme Pharma, Inc. *	2,857	52,797
Insmed, Inc. *	37,303	1,258,230
Intellia Therapeutics, Inc. *	22,663	1,739,839
Intercept Pharmaceuticals, Inc. *	8,908	176,200
Intra-Cellular Therapies, Inc. *	26,329	906,507
Invitae Corp. *	62,875	2,194,337
Ionis Pharmaceuticals, Inc. *	51,057	2,186,261
Iovance Biotherapeutics, Inc. *	53,942	1,695,936
IQVIA Holdings, Inc. *	70,205	16,476,411
Ironwood Pharmaceuticals, Inc. *	57,811	638,233
IsoRay, Inc. *	55,471	51,172
iTeos Therapeutics, Inc. *	4,423	103,985
IVERIC bio, Inc. *	34,399	240,793
Jaguar Health, Inc. *(a)	41,354	62,445
Jazz Pharmaceuticals plc *	20,983	3,449,605
Johnson & Johnson	965,967	157,191,810
Jounce Therapeutics, Inc. *	8,460	79,778
Kadmon Holdings, Inc. *	57,518	233,523
Kala Pharmaceuticals, Inc. *(a)	16,458	127,220
Kaleido Biosciences, Inc. *	8,510	67,144
KalVista Pharmaceuticals, Inc. *	6,274	156,662
Karuna Therapeutics, Inc. *	6,793	754,091
Karyopharm Therapeutics, Inc. *	23,124	215,978
KemPharm, Inc. *(a)	7,354	71,554
Keros Therapeutics, Inc. *	2,398	141,002
Kezar Life Sciences, Inc. *	11,085	64,626
Kindred Biosciences, Inc. *	18,803	94,015
Kiniksa Pharmaceuticals Ltd., Class A *	8,492	139,778
Kinnate Biopharma, Inc. *	4,673	125,330
Kodiak Sciences, Inc. *	11,509	1,390,748
Kronos Bio, Inc. *	5,130	138,869
Krystal Biotech, Inc. *	6,249	496,421
Kura Oncology, Inc. *	24,322	654,991
Kymera Therapeutics, Inc. *	3,390	154,415
La Jolla Pharmaceutical Co. *(a)	2,011	8,929
Lannett Co., Inc. *	15,487	67,678
Lantern Pharma, Inc. *	2,753	41,323
Larimar Therapeutics, Inc. *	4,106	54,651
Leap Therapeutics, Inc. *	18,733	32,033
Lexicon Pharmaceuticals, Inc. *	24,980	121,403
Ligand Pharmaceuticals, Inc. *	6,052	882,926
Lineage Cell Therapeutics, Inc. *	48,167	131,978
Lipocine, Inc. *(a)	36,595	51,599
Liquidia Corp. *	2,763	7,847
LogicBio Therapeutics, Inc. *	6,448	35,593
Luminex Corp.	15,988	586,600
MacroGenics, Inc. *	20,371	659,206
Madrigal Pharmaceuticals, Inc. *	3,520	479,072
Security	Number of Shares	Value ($)
Magenta Therapeutics, Inc. *	11,356	132,297
MannKind Corp. *	94,496	431,847
Maravai LifeSciences Holdings, Inc., Class A *	31,583	1,228,895
Marinus Pharmaceuticals, Inc. *	12,748	187,523
Marker Therapeutics, Inc. *	8,200	20,992
Matinas BioPharma Holdings, Inc. *	78,387	68,981
MediciNova, Inc. *(a)	17,843	78,331
Medpace Holdings, Inc. *	9,907	1,681,020
MEI Pharma, Inc. *	32,178	117,450
Merck & Co., Inc.	929,232	69,227,784
Mersana Therapeutics, Inc. *	18,829	299,946
Mettler-Toledo International, Inc. *	8,589	11,280,105
MiMedx Group, Inc. *	35,795	347,211
Mirati Therapeutics, Inc. *	17,461	2,902,367
Mirum Pharmaceuticals, Inc. *	4,255	83,143
Moderna, Inc. *	111,614	19,958,815
Molecular Templates, Inc. *	15,226	142,515
Moleculin Biotech, Inc. *	12,167	42,706
Morphic Holding, Inc. *	5,534	306,584
Mustang Bio, Inc. *	12,479	40,307
Myovant Sciences Ltd. *	14,781	308,923
Myriad Genetics, Inc. *	26,809	810,168
NanoString Technologies, Inc. *	16,376	1,304,676
Natera, Inc. *	28,514	3,137,110
Nektar Therapeutics *	66,731	1,308,595
NeoGenomics, Inc. *	42,438	2,079,038
Neoleukin Therapeutics, Inc. *	13,687	170,951
Neubase Therapeutics, Inc. *	6,234	37,591
Neurocrine Biosciences, Inc. *	34,166	3,228,345
NexImmune, Inc. *	2,427	46,865
NextCure, Inc. *	4,590	40,254
NGM Biopharmaceuticals, Inc. *	8,651	237,902
Nkarta, Inc. *	5,850	186,323
Novan, Inc. *(a)	46,741	64,035
Novavax, Inc. *	25,057	5,936,755
Nurix Therapeutics, Inc. *	4,394	152,999
Nuvation Bio, Inc. *	23,071	258,164
Ocugen, Inc. *(a)	68,277	865,070
Ocular Therapeutix, Inc. *	27,841	511,718
Odonate Therapeutics, Inc. *	8,413	28,184
Olema Pharmaceuticals, Inc. *	4,124	115,678
Omeros Corp. *	23,071	407,434
Oncocyte Corp. *	30,590	157,233
Onconova Therapeutics, Inc. *	106,675	76,753
Oncorus, Inc. *	3,831	61,488
OncoSec Medical, Inc. *	9,259	44,999
Oncternal Therapeutics, Inc. *	15,853	99,715
OPKO Health, Inc. *	159,773	655,069
Optinose, Inc. *	18,689	66,720
Oragenics, Inc. *	42,545	34,223
Organogenesis Holdings, Inc. *	18,778	419,876
Organovo Holdings, Inc. *	1,687	14,407
Orgenesis, Inc. *	9,467	44,400
ORIC Pharmaceuticals, Inc. *	5,300	127,889
Otonomy, Inc. *	16,843	39,581
Outlook Therapeutics, Inc. *	34,436	81,958
Ovid therapeutics, Inc. *	19,452	71,389
Oyster Point Pharma, Inc. *	4,006	82,724
Pacific Biosciences of California, Inc. *	70,093	2,092,276
Pacira BioSciences, Inc. *	16,113	1,018,019
Palatin Technologies, Inc. *	56,900	35,449
Paratek Pharmaceuticals, Inc. *	17,405	133,148
Passage Bio, Inc. *	9,662	181,259
PDL BioPharma, Inc. *(b)	45,080	111,348
PDS Biotechnology Corp. *(a)	7,907	45,228
PerkinElmer, Inc.	41,689	5,404,145
Perrigo Co., plc	48,431	2,016,183

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Personalis, Inc. *	9,671	238,293
Pfizer, Inc.	2,052,232	79,318,767
Phathom Pharmaceuticals, Inc. *	5,178	199,457
Phibro Animal Health Corp., Class A	8,185	200,696
Pieris Pharmaceuticals, Inc. *	19,437	41,984
Pliant Therapeutics, Inc. *	3,305	110,718
PLx Pharma, Inc. *	8,708	95,614
PMV Pharmaceuticals, Inc. *	4,528	152,729
Poseida Therapeutics, Inc. *	5,842	54,681
PPD, Inc. *	39,467	1,823,375
PRA Health Sciences, Inc. *	23,472	3,917,242
Praxis Precision Medicines, Inc. *	3,917	120,095
Precigen, Inc. *	33,799	261,435
Precision BioSciences, Inc. *	16,000	148,640
Prelude Therapeutics, Inc. *	3,994	165,511
Prestige Consumer Healthcare, Inc. *	18,007	784,385
ProPhase Labs, Inc. *	6,196	33,025
Protagonist Therapeutics, Inc. *	14,796	428,196
Protara Therapeutics, Inc. *	3,990	44,648
Prothena Corp. plc *	8,918	236,684
Provention Bio, Inc. *	21,027	151,184
PTC Therapeutics, Inc. *	25,641	1,056,666
Pulmatrix, Inc. *	29,584	28,105
Puma Biotechnology, Inc. *	12,061	118,921
Quanterix Corp. *	10,226	625,218
Radius Health, Inc. *	17,878	398,679
RAPT Therapeutics, Inc. *	4,080	89,515
Reata Pharmaceuticals, Inc., Class A *	9,741	987,737
Recro Pharma, Inc. *	5,876	15,689
Regeneron Pharmaceuticals, Inc. *	38,981	18,761,555
REGENXBIO, Inc. *	13,208	458,186
Regulus Therapeutics, Inc. *	26,759	37,195
Relay Therapeutics, Inc. *	7,956	252,285
Relmada Therapeutics, Inc. *	5,734	221,103
Repligen Corp. *	19,020	4,026,724
Replimune Group, Inc. *	10,062	368,169
Revance Therapeutics, Inc. *	24,469	712,537
REVOLUTION Medicines, Inc. *	17,602	584,210
Rhythm Pharmaceuticals, Inc. *	12,903	278,189
Rigel Pharmaceuticals, Inc. *	65,122	242,254
Rocket Pharmaceuticals, Inc. *	15,554	712,995
Royalty Pharma plc, Class A	31,369	1,380,236
Rubius Therapeutics, Inc. *	17,191	430,119
Sage Therapeutics, Inc. *	18,853	1,484,862
Sana Biotechnology, Inc. *	8,790	188,985
Sangamo Therapeutics, Inc. *	42,457	500,143
Sarepta Therapeutics, Inc. *	28,880	2,045,859
Satsuma Pharmaceuticals, Inc. *	2,719	14,438
Scholar Rock Holding Corp. *	7,793	252,104
SCYNEXIS, Inc. *	8,875	67,095
Seagen, Inc. *	46,831	6,732,425
Seelos Therapeutics, Inc. *	24,552	149,522
Seer, Inc. *	4,753	242,070
Selecta Biosciences, Inc. *	33,810	101,430
SELLAS Life Sciences Group, Inc. *	4,570	36,012
Sensei Biotherapeutics, Inc. *	2,714	35,933
Seres Therapeutics, Inc. *	19,616	408,209
Sesen Bio, Inc. *	56,356	162,305
Shattuck Labs, Inc. *	4,720	177,850
SIGA Technologies, Inc. *	17,097	122,585
Sigilon Therapeutics, Inc. *	2,630	36,557
Silverback Therapeutics, Inc. *(a)	4,467	143,167
Solid Biosciences, Inc. *	12,599	64,129
Sorrento Therapeutics, Inc. *(a)	85,700	705,311
Sotera Health Co. *	26,207	675,092
Spectrum Pharmaceuticals, Inc. *	58,461	181,814
Spero Therapeutics, Inc. *	9,206	126,675
SpringWorks Therapeutics, Inc. *	10,253	736,781
Security	Number of Shares	Value ($)
Spruce Biosciences, Inc. *(a)	2,540	41,148
SQZ Biotechnologies Co. *	3,296	40,475
Stoke Therapeutics, Inc. *	7,275	234,983
Strongbridge Biopharma plc *	12,025	30,544
Supernus Pharmaceuticals, Inc. *	20,133	613,050
Surface Oncology, Inc. *	5,650	41,302
Sutro Biopharma, Inc. *	12,078	247,720
Syndax Pharmaceuticals, Inc. *	13,049	208,001
Syneos Health, Inc. *	31,153	2,643,332
Synthetic Biologics, Inc. *	52,313	29,975
Syros Pharmaceuticals, Inc. *	20,746	125,306
T2 Biosystems, Inc. *	47,515	65,571
Tarsus Pharmaceuticals, Inc. *	2,363	72,591
Taysha Gene Therapies, Inc. *	2,985	77,043
TCR2 Therapeutics, Inc. *	9,468	215,018
Terns Pharmaceuticals, Inc. *	2,797	61,534
TFF Pharmaceuticals, Inc. *	5,752	65,228
TG Therapeutics, Inc. *	41,805	1,869,102
TherapeuticsMD, Inc. *	137,891	166,848
Theravance Biopharma, Inc. *	19,208	379,166
Thermo Fisher Scientific, Inc.	144,935	68,152,785
Tonix Pharmaceuticals Holding Corp. *	126,272	143,950
Tracon Pharmaceuticals, Inc. *	6,423	48,108
Translate Bio, Inc. *	24,588	570,933
Travere Therapeutics, Inc. *	20,515	507,131
Trevena, Inc. *	52,797	90,811
Tricida, Inc. *	9,420	43,803
Turning Point Therapeutics, Inc. *	15,531	1,183,928
Twist Bioscience Corp. *	15,265	2,048,410
Tyme Technologies, Inc. *	42,998	66,647
Ultragenyx Pharmaceutical, Inc. *	22,809	2,546,397
uniQure N.V. *	14,271	460,525
United Therapeutics Corp. *	16,751	3,376,332
UNITY Biotechnology, Inc. *	12,594	62,592
Vanda Pharmaceuticals, Inc. *	20,728	344,085
Vaxart, Inc. *(a)	39,990	431,092
Vaxcyte, Inc. *	7,218	134,038
VBI Vaccines, Inc. *	82,952	261,299
Veracyte, Inc. *	24,317	1,209,771
Verastem, Inc. *	66,524	204,229
Vericel Corp. *	17,009	1,061,702
Verrica Pharmaceuticals, Inc. *	4,072	53,750
Vertex Pharmaceuticals, Inc. *	96,075	20,963,565
Viatris, Inc. *	443,675	5,900,877
Viking Therapeutics, Inc. *	26,681	170,492
Vincerx Pharma, Inc. *	3,540	56,640
Vir Biotechnology, Inc. *	23,840	1,138,122
VistaGen Therapeutics, Inc. *	49,777	125,936
Vor BioPharma, Inc. *	3,785	106,661
Voyager Therapeutics, Inc. *	7,809	37,639
VYNE Therapeutics, Inc. *	20,154	99,561
Waters Corp. *	22,784	6,832,238
WaVe Life Sciences Ltd. *	13,973	85,934
X4 Pharmaceuticals, Inc. *	6,559	54,964
XBiotech, Inc. *(a)	5,316	90,797
Xencor, Inc. *	21,116	898,697
Xeris Pharmaceuticals, Inc. *(a)	22,478	86,091
XOMA Corp. *(a)	4,338	165,104
Y-mAbs Therapeutics, Inc. *	10,029	301,572
Zentalis Pharmaceuticals, Inc. *	5,499	326,201
ZIOPHARM Oncology, Inc. *	82,975	287,093
Zoetis, Inc.	174,761	30,238,896
Zogenix, Inc. *	20,875	394,329
Zomedica Corp. *	343,967	364,605
Zynerba Pharmaceuticals, Inc. *	9,398	41,445
		1,105,760,925

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 3.3%
Acadia Realty Trust	32,413	677,108
Agree Realty Corp.	23,231	1,634,533
Alexander & Baldwin, Inc.	25,298	463,712
Alexander's, Inc.	799	221,515
Alexandria Real Estate Equities, Inc.	46,958	8,504,094
Alpine Income Property Trust, Inc.	1,684	30,666
Altisource Portfolio Solutions S.A. *	3,227	20,330
American Assets Trust, Inc.	18,633	653,087
American Campus Communities, Inc.	51,481	2,327,456
American Finance Trust, Inc.	38,891	389,299
American Homes 4 Rent, Class A	99,148	3,672,442
American Tower Corp.	163,446	41,641,137
Americold Realty Trust	93,253	3,766,489
Apartment Income REIT Corp.	54,362	2,454,444
Apartment Investment & Management Co., Class A	52,513	364,440
Apple Hospitality REIT, Inc.	76,664	1,215,891
Armada Hoffler Properties, Inc.	23,407	319,037
Ashford Hospitality Trust, Inc. *	20,027	54,874
AvalonBay Communities, Inc.	51,229	9,835,968
Bluerock Residential Growth REIT, Inc.	7,000	66,360
Boston Properties, Inc.	52,192	5,707,195
Braemar Hotels & Resorts, Inc. *	9,906	64,884
Brandywine Realty Trust	62,660	847,790
Brixmor Property Group, Inc.	107,126	2,393,195
Broadstone Net Lease, Inc.	12,935	261,028
BRT Apartments Corp.	5,530	104,130
Camden Property Trust	36,109	4,350,412
CareTrust REIT, Inc.	35,461	857,447
CatchMark Timber Trust, Inc., Class A	18,210	211,782
CBRE Group, Inc., Class A *	122,865	10,468,098
Cedar Realty Trust, Inc.	4,511	71,499
Centerspace	4,576	322,105
Chatham Lodging Trust *	18,505	256,664
CIM Commercial Trust Corp.	5,148	57,658
City Office REIT, Inc.	16,407	179,329
Clipper Realty, Inc.	4,400	36,212
Colony Capital, Inc. *	179,050	1,253,350
Columbia Property Trust, Inc.	41,944	755,411
Community Healthcare Trust, Inc.	8,042	409,499
CorEnergy Infrastructure Trust, Inc.	5,381	32,609
CorePoint Lodging, Inc. *	15,847	158,312
CoreSite Realty Corp.	15,487	1,881,516
Corporate Office Properties Trust	40,862	1,145,770
Cousins Properties, Inc.	53,851	1,974,716
Crown Castle International Corp.	158,810	30,024,619
CTO Realty Growth, Inc.	2,520	133,560
CubeSmart	72,275	3,060,124
Cushman & Wakefield plc *	39,566	672,622
CyrusOne, Inc.	43,748	3,186,167
DiamondRock Hospitality Co. *	77,205	804,476
Digital Realty Trust, Inc.	103,221	15,928,033
Diversified Healthcare Trust	84,248	371,955
Douglas Emmett, Inc.	59,910	2,009,381
Duke Realty Corp.	136,488	6,349,422
Easterly Government Properties, Inc.	31,042	665,230
EastGroup Properties, Inc.	15,183	2,408,935
Empire State Realty Trust, Inc., Class A	51,702	588,886
EPR Properties *	27,148	1,295,231
Equinix, Inc.	32,941	23,742,555
Equity Commonwealth	44,688	1,287,014
Equity LifeStyle Properties, Inc.	62,599	4,344,371
Equity Residential	126,339	9,378,144
Essential Properties Realty Trust, Inc.	41,806	1,094,899
Essex Property Trust, Inc.	23,891	6,940,813
eXp World Holdings, Inc. *	20,052	688,987
Security	Number of Shares	Value ($)
Extra Space Storage, Inc.	48,335	7,186,931
Farmland Partners, Inc.	11,255	150,029
Fathom Holdings, Inc. *	1,327	45,516
Federal Realty Investment Trust	26,573	2,998,497
First Industrial Realty Trust, Inc.	46,497	2,314,156
Forestar Group, Inc. *	6,845	173,452
Four Corners Property Trust, Inc.	26,985	779,057
Franklin Street Properties Corp.	36,290	191,611
FRP Holdings, Inc. *	2,400	121,824
Gaming & Leisure Properties, Inc.	80,812	3,756,950
Getty Realty Corp.	13,637	430,656
Gladstone Commercial Corp.	14,107	296,811
Gladstone Land Corp.	9,989	209,669
Global Medical REIT, Inc.	15,239	218,832
Global Net Lease, Inc.	32,094	616,205
Healthcare Realty Trust, Inc.	55,209	1,775,521
Healthcare Trust of America, Inc., Class A	78,748	2,312,829
Healthpeak Properties, Inc.	197,759	6,791,044
Hersha Hospitality Trust *	12,806	148,037
Highwoods Properties, Inc.	37,723	1,689,613
Host Hotels & Resorts, Inc. *	261,131	4,742,139
Hudson Pacific Properties, Inc.	54,632	1,535,706
Independence Realty Trust, Inc.	37,895	638,152
Indus Realty Trust, Inc.	2,101	131,313
Industrial Logistics Properties Trust	24,598	610,030
Innovative Industrial Properties, Inc.	8,673	1,588,286
Invitation Homes, Inc.	207,894	7,288,764
Iron Mountain, Inc.	107,831	4,326,180
iStar, Inc.	26,151	484,055
JBG SMITH Properties	40,598	1,323,901
Jones Lang LaSalle, Inc. *	18,987	3,567,847
Kennedy-Wilson Holdings, Inc.	44,077	905,782
Kilroy Realty Corp.	38,430	2,633,992
Kimco Realty Corp.	160,566	3,371,886
Kite Realty Group Trust	30,129	626,984
Lamar Advertising Co., Class A	32,100	3,179,184
Lexington Realty Trust	102,193	1,250,842
Life Storage, Inc.	27,337	2,625,992
LTC Properties, Inc.	13,932	592,528
Mack-Cali Realty Corp.	32,057	524,453
Marcus & Millichap, Inc. *	8,253	291,496
Medical Properties Trust, Inc.	212,627	4,688,425
Mid-America Apartment Communities, Inc.	41,887	6,590,082
Monmouth Real Estate Investment Corp.	36,583	676,054
National Health Investors, Inc.	16,394	1,203,484
National Retail Properties, Inc.	63,375	2,941,868
National Storage Affiliates Trust	23,635	1,073,974
NETSTREIT Corp.	8,606	179,263
New Century Financial Corp. *(b)	3,600	—
New Senior Investment Group, Inc.	42,340	280,291
Newmark Group, Inc., Class A	59,218	636,594
NexPoint Residential Trust, Inc.	8,413	421,996
Office Properties Income Trust	17,468	484,737
Omega Healthcare Investors, Inc.	86,000	3,268,000
One Liberty Properties, Inc.	6,163	153,274
Opendoor Technologies, Inc. *	123,998	2,513,439
Outfront Media, Inc. *	55,911	1,362,551
Paramount Group, Inc.	59,046	626,478
Park Hotels & Resorts, Inc. *	86,168	1,922,408
Pebblebrook Hotel Trust	48,478	1,157,655
Physicians Realty Trust	76,610	1,434,905
Piedmont Office Realty Trust, Inc., Class A	45,430	845,907
Plymouth Industrial REIT, Inc.	10,700	199,448
Postal Realty Trust, Inc., Class A	4,154	80,961
PotlatchDeltic Corp.	24,056	1,427,964

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Power REIT *	1,185	53,396
Preferred Apartment Communities, Inc., Class A	20,935	213,537
Prologis, Inc.	271,996	31,695,694
PS Business Parks, Inc.	7,180	1,165,817
Public Storage	55,870	15,708,409
QTS Realty Trust, Inc., Class A	23,509	1,563,113
Rafael Holdings, Inc., Class B *	4,182	172,884
Rayonier, Inc.	50,136	1,818,934
RE/MAX Holdings, Inc., Class A	7,179	263,685
Realogy Holdings Corp. *	41,209	712,092
Realty Income Corp.	137,526	9,509,923
Redfin Corp. *	37,425	2,648,942
Regency Centers Corp.	58,731	3,738,815
Retail Opportunity Investments Corp.	43,369	763,294
Retail Properties of America, Inc., Class A	78,447	920,183
Retail Value, Inc.	5,243	97,677
Rexford Industrial Realty, Inc.	48,866	2,714,506
RLJ Lodging Trust	59,027	952,696
RPT Realty	29,352	373,064
Ryman Hospitality Properties, Inc. *	21,603	1,699,076
Sabra Health Care REIT, Inc.	76,526	1,390,477
Safehold, Inc.	5,455	385,723
Saul Centers, Inc.	4,700	202,946
SBA Communications Corp.	40,149	12,033,458
Seritage Growth Properties, Class A *	12,504	215,069
Service Properties Trust	68,194	839,809
Simon Property Group, Inc.	120,840	14,711,062
SITE Centers Corp.	60,474	891,992
SL Green Realty Corp.	25,217	1,866,310
Spirit Realty Capital, Inc.	41,792	1,986,792
STAG Industrial, Inc.	56,986	2,080,559
STORE Capital Corp.	86,615	3,099,951
Stratus Properties, Inc. *	3,398	119,440
Summit Hotel Properties, Inc. *	38,205	388,545
Sun Communities, Inc.	40,845	6,814,171
Sunstone Hotel Investors, Inc. *	78,056	1,027,217
Tanger Factory Outlet Centers, Inc.	34,601	603,787
Tejon Ranch Co. *	8,332	131,812
Terreno Realty Corp.	25,075	1,617,839
The GEO Group, Inc. (a)	41,833	230,500
The Howard Hughes Corp. *	16,573	1,788,890
The Macerich Co.	43,403	598,527
The RMR Group, Inc., Class A	6,145	243,219
The St. Joe Co.	11,338	519,167
Trinity Place Holdings, Inc. *	12,207	23,682
UDR, Inc.	109,948	5,107,085
UMH Properties, Inc.	15,491	333,521
Uniti Group, Inc.	86,025	980,685
Universal Health Realty Income Trust	4,654	311,585
Urban Edge Properties	39,017	735,470
Urstadt Biddle Properties, Inc., Class A	10,512	191,003
Ventas, Inc.	137,237	7,611,164
VEREIT, Inc.	84,729	4,053,435
VICI Properties, Inc.	196,023	6,213,929
Vornado Realty Trust	57,022	2,608,757
Washington Real Estate Investment Trust	31,302	726,832
Weingarten Realty Investors	42,722	1,381,629
Welltower, Inc.	154,790	11,613,894
Weyerhaeuser Co.	276,189	10,707,848
Whitestone REIT	16,023	156,545
WP Carey, Inc.	63,663	4,767,722
Xenia Hotels & Resorts, Inc. *	41,652	809,298
		524,612,510

Security	Number of Shares	Value ($)
Retailing 6.7%
1-800-Flowers.com, Inc., Class A *	9,456	302,356
Abercrombie & Fitch Co., Class A *	22,889	858,109
Academy Sports & Outdoors, Inc. *	10,097	311,089
Advance Auto Parts, Inc.	24,189	4,841,670
Amazon.com, Inc. *	157,350	545,598,537
America's Car-Mart, Inc. *	2,260	340,876
American Eagle Outfitters, Inc.	54,508	1,884,342
Arko Corp. *	25,063	263,663
Asbury Automotive Group, Inc. *	7,659	1,521,154
At Home Group, Inc. *	19,320	610,126
AutoNation, Inc. *	19,922	2,041,607
AutoZone, Inc. *	8,226	12,043,851
Barnes & Noble Education, Inc. *	11,885	94,010
Bed Bath & Beyond, Inc. *	43,253	1,095,166
Best Buy Co., Inc.	85,406	9,930,156
Big 5 Sporting Goods Corp.	7,723	141,485
Big Lots, Inc.	12,338	850,582
Blink Charging Co. *(a)	11,185	411,608
Blue Apron Holdings, Inc., Class A *	3,119	18,496
Boot Barn Holdings, Inc. *	10,848	765,218
Build-A-Bear Workshop, Inc. *	6,224	50,041
Burlington Stores, Inc. *	24,391	7,959,515
Caleres, Inc.	13,090	305,128
Camping World Holdings, Inc., Class A	14,077	612,913
CarLotz, Inc. *	25,975	196,891
CarMax, Inc. *	59,713	7,956,160
CarParts.com, Inc. *	11,951	206,513
Carvana Co. *	23,116	6,594,070
Chewy, Inc., Class A *	27,836	2,219,086
Chico's FAS, Inc. *	43,544	130,632
Citi Trends, Inc. *	3,906	408,568
Conn's, Inc. *	7,143	144,574
ContextLogic, Inc., Class A *(a)	17,625	244,459
Core-Mark Holding Co., Inc.	16,495	702,027
Designer Brands, Inc., Class A *	21,162	374,567
Dick's Sporting Goods, Inc.	23,922	1,975,479
Dillard’s, Inc., Class A	2,519	249,154
Dollar General Corp.	90,084	19,345,539
Dollar Tree, Inc. *	86,212	9,905,759
DoorDash, Inc., Class A *	12,484	1,787,334
Duluth Holdings, Inc., Class B *	5,854	90,561
eBay, Inc.	240,253	13,403,715
Educational Development Corp.	2,816	50,068
Etsy, Inc. *	46,468	9,237,374
Express, Inc. *	20,816	63,489
Five Below, Inc. *	20,812	4,188,831
Floor & Decor Holdings, Inc., Class A *	38,004	4,215,404
Foot Locker, Inc.	37,966	2,239,235
Franchise Group, Inc.	9,349	360,217
Funko, Inc., Class A *	7,067	152,223
GameStop Corp., Class A *	20,270	3,518,669
Genesco, Inc. *	4,813	240,650
Genuine Parts Co.	53,633	6,702,516
Greenlane Holdings, Inc., Class A *	7,546	33,202
Group 1 Automotive, Inc.	6,063	995,302
Groupon, Inc. *	8,149	412,584
GrowGeneration Corp. *	17,268	752,885
GrubHub, Inc. *	34,108	2,320,708
Guess?, Inc.	13,457	363,877
Haverty Furniture Cos., Inc.	5,712	265,437
Hibbett Sports, Inc. *	6,383	507,129
iMedia Brands, Inc. *	5,763	42,589
Kirkland's, Inc. *	5,229	154,778
Kohl's Corp.	58,543	3,434,132
L Brands, Inc. *	85,729	5,649,541
Lands' End, Inc. *	6,359	146,511

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lazydays Holdings, Inc. *	2,659	65,810
Leaf Group Ltd. *	13,902	123,172
Leslie's, Inc. *	24,715	702,400
Liquidity Services, Inc. *	10,485	187,996
Lithia Motors, Inc., Class A	9,877	3,796,521
LKQ Corp. *	101,189	4,726,538
LMP Automotive Holdings, Inc. *(a)	1,114	16,320
Lowe's Cos., Inc.	268,550	52,702,937
Lumber Liquidators Holdings, Inc. *	10,644	255,137
Macy's, Inc. *	113,411	1,880,354
MarineMax, Inc. *	8,171	464,113
Monro, Inc.	11,982	845,809
Murphy USA, Inc.	9,213	1,284,292
National Vision Holdings, Inc. *	29,564	1,490,321
Nordstrom, Inc. *	39,662	1,454,802
O'Reilly Automotive, Inc. *	25,722	14,221,179
Ollie's Bargain Outlet Holdings, Inc. *	22,377	2,064,726
OneWater Marine, Inc., Class A *	4,097	209,889
Overstock.com, Inc. *	15,798	1,287,537
Party City Holdco, Inc. *	42,981	300,867
Penske Automotive Group, Inc.	11,602	1,017,379
Petco Health & Wellness Co., Inc. *(a)	18,277	431,703
PetMed Express, Inc.	8,051	236,901
Pool Corp.	14,922	6,304,843
Porch Group, Inc. *	23,909	318,229
Poshmark, Inc., Class A *(a)	2,418	101,145
PubMatic, Inc., Class A *(a)	2,515	129,447
Quotient Technology, Inc. *	28,909	472,373
Qurate Retail, Inc. Class A	137,251	1,633,287
Remark Holdings, Inc. *	29,048	67,682
Rent-A-Center, Inc.	17,748	1,021,397
Revolve Group, Inc. *	12,066	585,080
RH *	6,056	4,166,649
Ross Stores, Inc.	130,818	17,129,309
Sally Beauty Holdings, Inc. *	40,498	812,795
Shift Technologies, Inc. *	22,378	188,647
Shoe Carnival, Inc.	3,199	191,780
Shutterstock, Inc.	7,864	685,584
Signet Jewelers Ltd. *	19,034	1,137,282
Sleep Number Corp. *	9,204	1,029,836
Sonic Automotive, Inc., Class A	8,473	418,058
Sportsman's Warehouse Holdings, Inc. *	14,662	257,465
Stamps.com, Inc. *	6,684	1,372,693
Stitch Fix, Inc., Class A *	21,490	930,947
Target Corp.	184,457	38,230,558
The Aaron's Co., Inc.	11,989	370,340
The Buckle, Inc.	10,296	431,814
The Cato Corp., Class A *	7,100	95,140
The Children's Place, Inc. *	5,146	403,189
The Container Store Group, Inc. *	6,755	95,178
The Gap, Inc.	74,814	2,476,343
The Home Depot, Inc.	395,837	128,120,562
The ODP Corp. *	19,567	791,094
The RealReall, Inc. *	21,078	522,102
The TJX Cos., Inc.	441,267	31,329,957
Tilly's, Inc., Class A *	8,425	101,606
Tractor Supply Co.	43,062	8,121,493
TravelCenters of America, Inc. *	5,846	160,707
Ulta Beauty, Inc. *	20,667	6,806,676
Urban Outfitters, Inc. *	24,958	895,992
Vroom, Inc. *	12,936	598,549
Waitr Holdings, Inc. *	40,686	100,088
Wayfair, Inc., Class A *	27,113	8,013,789
Weyco Group, Inc.	3,066	60,308
Williams-Sonoma, Inc.	28,303	4,832,737
Security	Number of Shares	Value ($)
Winmark Corp.	1,106	212,982
Zumiez, Inc. *	7,807	335,467
		1,066,662,039

Semiconductors & Semiconductor Equipment 4.8%
ACM Research, Inc., Class A *	3,697	291,878
Advanced Energy Industries, Inc.	14,037	1,548,421
Advanced Micro Devices, Inc. *	445,394	36,353,058
Allegro MicroSystems, Inc. *	14,968	369,410
Alpha & Omega Semiconductor Ltd. *	7,776	241,834
Ambarella, Inc. *	12,761	1,244,070
Amkor Technology, Inc.	38,838	785,304
Amtech Systems, Inc. *	5,642	59,467
Analog Devices, Inc.	135,640	20,774,622
Applied Materials, Inc.	338,402	44,909,329
Atomera, Inc. *	6,386	106,263
Axcelis Technologies, Inc. *	11,957	496,574
AXT, Inc. *	15,887	156,646
Broadcom, Inc.	149,844	68,358,833
Brooks Automation, Inc.	28,401	2,877,873
CEVA, Inc. *	8,099	449,009
Cirrus Logic, Inc. *	21,831	1,624,445
CMC Materials, Inc.	10,633	1,950,411
Cohu, Inc. *	18,563	742,706
Cree, Inc. *	42,650	4,240,263
CyberOptics Corp. *	2,095	69,114
Diodes, Inc. *	16,765	1,287,720
DSP Group, Inc. *	10,322	143,373
eMagin Corp. *	21,824	57,397
Enphase Energy, Inc. *	47,350	6,593,488
Entegris, Inc.	49,923	5,620,331
First Solar, Inc. *	30,684	2,348,247
FormFactor, Inc. *	28,473	1,114,718
Ichor Holdings Ltd. *	10,335	576,383
Impinj, Inc. *	7,682	364,588
Intel Corp.	1,494,051	85,952,754
KLA Corp.	56,641	17,861,739
Kopin Corp. *	25,275	207,761
Kulicke & Soffa Industries, Inc.	22,537	1,281,228
Lam Research Corp.	52,691	32,692,131
Lattice Semiconductor Corp. *	49,618	2,496,282
MACOM Technology Solutions Holdings, Inc. *	16,799	950,991
Marvell Technology, Inc.	293,778	13,281,703
Maxim Integrated Products, Inc.	98,557	9,264,358
MaxLinear, Inc. *	25,159	905,472
Microchip Technology, Inc.	99,020	14,881,719
Micron Technology, Inc. *	411,709	35,435,794
MKS Instruments, Inc.	20,541	3,679,099
Monolithic Power Systems, Inc.	15,914	5,751,001
NeoPhotonics Corp. *	17,621	164,933
NVE Corp.	1,664	127,346
NVIDIA Corp.	227,935	136,847,615
NXP Semiconductors N.V.	101,481	19,536,107
ON Semiconductor Corp. *	151,007	5,889,273
Onto Innovation, Inc. *	18,071	1,238,225
PDF Solutions, Inc. *	16,239	287,917
Photronics, Inc. *	24,990	317,373
Pixelworks, Inc. *	21,959	64,779
Power Integrations, Inc.	21,822	1,807,080
Qorvo, Inc. *	41,927	7,889,404
QUALCOMM, Inc.	417,267	57,916,660
Rambus, Inc. *	39,813	755,651
Semtech Corp. *	23,308	1,578,884
Silicon Laboratories, Inc. *	16,041	2,260,979
SiTime Corp. *	4,417	408,793
Skyworks Solutions, Inc.	60,957	11,053,333

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SMART Global Holdings, Inc. *	5,168	238,503
SolarEdge Technologies, Inc. *	18,940	4,991,448
SunPower Corp. *	29,164	749,223
Synaptics, Inc. *	12,768	1,785,860
Teradyne, Inc.	61,253	7,661,525
Texas Instruments, Inc.	338,345	61,074,656
Ultra Clean Holdings, Inc. *	15,963	815,230
Universal Display Corp.	15,890	3,554,434
Veeco Instruments, Inc. *	18,947	435,970
Xilinx, Inc.	90,176	11,538,921
		771,387,929

Software & Services 14.0%
8x8, Inc. *	39,587	1,302,016
A10 Networks, Inc. *	23,800	206,584
Accenture plc, Class A	232,720	67,481,818
ACI Worldwide, Inc. *	42,750	1,615,095
Adobe, Inc. *	176,065	89,500,882
Affirm Holdings, Inc. *	11,789	831,124
Agilysys, Inc. *	7,381	372,076
Akamai Technologies, Inc. *	60,031	6,525,370
Alarm.com Holdings, Inc. *	16,414	1,473,321
Alliance Data Systems Corp.	18,038	2,125,778
Altair Engineering, Inc., Class A *	16,164	1,050,660
Alteryx, Inc., Class A *	21,381	1,747,897
American Software, Inc., Class A	11,319	234,190
Anaplan, Inc. *	51,619	3,079,073
ANSYS, Inc. *	31,903	11,665,651
Appfolio, Inc., Class A *	6,341	917,099
Appian Corp. *	14,142	1,713,728
Asana, Inc. *	6,326	210,782
Aspen Technology, Inc. *	25,148	3,290,364
Asure Software, Inc. *	7,413	59,378
AudioEye, Inc. *	2,093	52,953
Autodesk, Inc. *	80,911	23,618,730
Automatic Data Processing, Inc.	157,317	29,416,706
Avalara, Inc. *	31,914	4,522,533
Avaya Holdings Corp. *	27,036	777,826
Benefitfocus, Inc. *	12,031	162,659
BigCommerce Holdings, Inc. *	4,151	248,811
Bill.com Holdings, Inc. *	22,959	3,550,150
Black Knight, Inc. *	58,131	4,209,847
Blackbaud, Inc. *	17,605	1,252,068
Blackline, Inc. *	18,564	2,154,538
BM Technologies, Inc. *(b)	1,617	13,104
Bottomline Technologies (DE), Inc. *	14,489	703,586
Box, Inc., Class A *	51,681	1,100,805
Brightcove, Inc. *	15,409	223,739
Broadridge Financial Solutions, Inc.	42,610	6,759,224
BTRS Holdings, Inc. *	22,614	357,301
C3.ai, Inc., Class A *(a)	6,042	400,343
Cadence Design Systems, Inc. *	103,587	13,649,659
Cantaloupe, Inc. *	20,718	214,431
Cardtronics plc, Class A *	12,687	492,763
Cass Information Systems, Inc.	4,677	214,628
CDK Global, Inc.	45,310	2,428,163
Cerence, Inc. *	13,514	1,302,885
Ceridian HCM Holding, Inc. *	48,326	4,565,840
ChannelAdvisor Corp. *	10,971	232,037
Citrix Systems, Inc.	45,086	5,583,901
Cleanspark, Inc. *(a)	12,567	270,819
Cloudera, Inc. *	79,899	1,013,918
Cloudflare, Inc., Class A *	69,721	5,908,158
Cognizant Technology Solutions Corp., Class A	195,348	15,705,979
CommVault Systems, Inc. *	17,338	1,205,164
Computer Task Group, Inc. *	6,059	59,984
Security	Number of Shares	Value ($)
Concentrix Corp. *	15,213	2,363,796
Conduent, Inc. *	60,525	411,570
Cornerstone OnDemand, Inc. *	22,433	992,997
Coupa Software, Inc. *	26,734	7,192,515
Crowdstrike Holdings, Inc., Class A *	69,850	14,564,423
CSG Systems International, Inc.	11,766	541,118
Datadog, Inc., Class A *	76,422	6,554,715
Datto Holding Corp. *	8,155	208,360
Digimarc Corp. *	5,752	194,015
Digital Turbine, Inc. *	27,270	2,056,976
DocuSign, Inc. *	69,168	15,420,314
Dolby Laboratories, Inc., Class A	23,943	2,429,496
Domo, Inc., Class B *	9,803	630,235
Dropbox, Inc., Class A *	108,045	2,776,756
Duck Creek Technologies, Inc. *	11,717	487,193
DXC Technology Co. *	94,705	3,116,742
Dynatrace, Inc. *	68,230	3,550,689
E2open Parent Holdings, Inc. *(a)	45,300	495,582
Ebix, Inc.	8,770	264,065
eGain Corp. *	7,634	75,042
Elastic N.V. *	22,808	2,751,101
Envestnet, Inc. *	19,642	1,450,169
EPAM Systems, Inc. *	20,693	9,472,221
Euronet Worldwide, Inc. *	19,621	2,814,240
Everbridge, Inc. *	13,212	1,753,365
EVERTEC, Inc.	22,179	884,942
Evo Payments, Inc., Class A *	16,763	477,913
Exela Technologies, Inc. *(a)	11,700	22,815
ExlService Holdings, Inc. *	13,079	1,208,238
Fair Isaac Corp. *	10,695	5,576,480
Fastly, Inc., Class A *	31,045	1,982,844
Fidelity National Information Services, Inc.	228,134	34,881,689
FireEye, Inc. *	86,837	1,725,885
Fiserv, Inc. *	211,633	25,421,356
Five9, Inc. *	24,966	4,692,859
FleetCor Technologies, Inc. *	30,589	8,801,067
Fortinet, Inc. *	49,819	10,174,534
fuboTV, Inc. *	18,445	371,851
Gartner, Inc. *	32,559	6,377,657
Genpact Ltd.	63,778	3,031,368
Global Payments, Inc.	108,445	23,275,550
GoDaddy, Inc., Class A *	62,856	5,457,158
GreenSky, Inc., Class A *	19,821	120,710
Grid Dynamics Holdings, Inc. *	9,191	132,442
GTT Communications, Inc. *(a)	11,441	18,420
GTY Technology Holdings, Inc. *	16,630	84,813
Guidewire Software, Inc. *	31,030	3,273,975
HubSpot, Inc. *	16,044	8,446,364
I3 Verticals, Inc., Class A *	7,477	248,386
Information Services Group, Inc. *	16,112	73,310
Innodata, Inc. *	7,993	50,116
Intelligent Systems Corp. *	2,218	84,994
InterDigital, Inc.	11,287	783,544
International Business Machines Corp.	328,501	46,607,722
International Money Express, Inc. *	8,993	141,910
Intrusion, Inc. *(a)	4,921	90,153
Intuit, Inc.	100,824	41,555,620
Inuvo, Inc. *	37,191	30,500
j2 Global, Inc. *	15,342	1,856,382
Jack Henry & Associates, Inc.	28,078	4,571,941
Jamf Holding Corp. *	9,764	356,581
Limelight Networks, Inc. *	46,809	146,512
LivePerson, Inc. *	23,014	1,257,715
LiveRamp Holdings, Inc. *	24,256	1,188,059
Manhattan Associates, Inc. *	23,204	3,184,517
Marathon Digital Holdings, Inc. *(a)	31,676	1,165,043
Mastercard, Inc., Class A	322,084	123,055,413

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MAXIMUS, Inc.	22,190	2,033,492
McAfee Corp., Class A	12,652	307,191
Medallia, Inc. *	30,688	904,989
Microsoft Corp.	2,773,380	699,390,968
MicroStrategy, Inc., Class A *	2,769	1,819,676
Mimecast Ltd. *	21,848	948,640
Mitek Systems, Inc. *	15,570	252,390
Model N, Inc. *	11,071	440,404
MoneyGram International, Inc. *	21,956	151,496
MongoDB, Inc. *	19,259	5,728,782
New Relic, Inc. *	20,017	1,287,093
NortonLifeLock, Inc.	214,538	4,636,166
Nuance Communications, Inc. *	105,316	5,599,652
Nutanix, Inc., Class A *	70,666	1,910,809
Okta, Inc. *	45,505	12,272,698
ON24, Inc. *	3,135	137,940
OneSpan, Inc. *	12,589	337,511
Oracle Corp.	681,441	51,646,413
PagerDuty, Inc. *	20,324	862,957
Palantir Technologies, Inc. *	162,109	3,734,991
Palo Alto Networks, Inc. *	35,842	12,666,204
Paya Holdings, Inc. *	19,431	216,850
Paychex, Inc.	118,093	11,512,887
Paycom Software, Inc. *	17,986	6,913,998
Paylocity Holding Corp. *	14,482	2,798,502
PayPal Holdings, Inc. *	430,985	113,043,056
Paysign, Inc. *	12,225	46,700
Pegasystems, Inc.	14,519	1,843,042
Perficient, Inc. *	11,917	781,874
Perspecta, Inc.	49,603	1,451,880
PFSweb, Inc. *	1,728	12,614
Phunware, Inc. *(a)	26,099	41,497
Ping Identity Holding Corp. *	12,813	311,100
Progress Software Corp.	15,976	697,512
Proofpoint, Inc. *	21,509	3,701,914
PROS Holdings, Inc. *	14,674	630,689
PTC, Inc. *	38,715	5,069,342
Q2 Holdings, Inc. *	18,970	1,973,259
QAD, Inc., Class A	4,467	315,772
Qualtrics International, Inc., Class A *	20,519	766,385
Qualys, Inc. *	12,189	1,235,477
Qumu Corp. *	7,499	41,245
Rackspace Technology, Inc. *	12,292	305,702
Rapid7, Inc. *	19,320	1,569,750
RealNetworks, Inc. *	5,104	13,270
Repay Holdings Corp. *	27,841	636,167
Rimini Street, Inc. *	8,741	68,792
RingCentral, Inc., Class A *	29,588	9,437,093
Riot Blockchain, Inc. *(a)	24,596	1,028,851
Sabre Corp. *	115,344	1,727,853
SailPoint Technologies Holding, Inc. *	33,348	1,628,383
salesforce.com, Inc. *	337,435	77,718,029
ServiceNow, Inc. *	72,315	36,618,147
ServiceSource International, Inc. *	26,733	39,565
SharpSpring, Inc. *	5,251	86,642
Shift4 Payments, Inc., Class A *	13,037	1,289,229
ShotSpotter, Inc. *	2,643	92,346
Slack Technologies, Inc., Class A *	183,610	7,785,064
Smartsheet, Inc., Class A *	41,754	2,476,012
Smith Micro Software, Inc. *	14,006	78,714
Snowflake, Inc., Class A *	21,917	5,075,758
SolarWinds Corp. *	25,934	437,247
Splunk, Inc. *	59,508	7,523,001
Sprout Social, Inc., Class A *	10,069	667,474
SPS Commerce, Inc. *	12,945	1,326,086
Square, Inc., Class A *	143,733	35,188,713
SS&C Technologies Holdings, Inc.	81,920	6,080,102
Sumo Logic, Inc. *	5,985	116,648
Security	Number of Shares	Value ($)
SVMK, Inc. *	44,061	792,657
Switch, Inc., Class A	33,347	619,254
Sykes Enterprises, Inc. *	14,201	622,430
Synchronoss Technologies, Inc. *	15,860	52,972
Synopsys, Inc. *	55,783	13,781,748
Telos Corp. *	8,864	294,108
Tenable Holdings, Inc. *	24,196	907,229
Teradata Corp. *	39,683	1,963,118
The Hackett Group, Inc.	11,302	187,952
The Trade Desk, Inc., Class A *	15,796	11,520,181
The Western Union Co.	151,281	3,896,999
TTEC Holdings, Inc.	6,433	654,429
Tucows, Inc., Class A *	3,871	304,299
Twilio, Inc., Class A *	58,810	21,630,318
Tyler Technologies, Inc. *	14,957	6,354,631
Unisys Corp. *	22,526	540,624
Upland Software, Inc. *	9,814	486,382
Usio, Inc. *	7,533	44,821
Varonis Systems, Inc. *	36,675	1,941,941
Verint Systems, Inc. *	23,652	1,148,778
VeriSign, Inc. *	36,458	7,975,917
Veritone, Inc. *	8,997	217,008
Verra Mobility Corp. *	49,957	671,422
Vertex, Inc., Class A *	9,192	187,793
Viant Technology, Inc., Class A *	3,698	121,442
VirnetX Holding Corp.	26,091	121,584
Visa, Inc., Class A	623,792	145,692,860
VMware, Inc., Class A *(a)	29,784	4,790,161
WEX, Inc. *	16,573	3,400,945
WidePoint Corp. *	3,919	34,762
Workday, Inc., Class A *	67,648	16,709,056
Workiva, Inc. *	15,190	1,427,860
Xperi Holding Corp.	37,453	769,659
Yext, Inc. *	34,806	485,544
Zendesk, Inc. *	43,649	6,379,301
Zix Corp. *	19,522	153,931
Zoom Video Communications, Inc., Class A *	75,125	24,007,696
Zscaler, Inc. *	27,555	5,170,420
Zuora, Inc., Class A *	37,913	614,191
		2,229,400,299

Technology Hardware & Equipment 6.8%
3D Systems Corp. *	44,387	956,096
908 Devices, Inc. *	2,490	131,945
ADTRAN, Inc.	18,881	322,676
Airgain, Inc. *	3,401	80,366
Akoustis Technologies, Inc. *	13,311	149,483
Amphenol Corp., Class A	220,136	14,823,958
Apple Inc.	5,802,204	762,757,738
Applied Optoelectronics, Inc. *	10,991	81,443
Arista Networks, Inc. *	20,363	6,417,807
Arlo Technologies, Inc. *	31,084	190,545
Arrow Electronics, Inc. *	27,566	3,144,454
AstroNova, Inc. *	1,900	27,854
Aviat Networks, Inc. *	3,200	103,712
Avid Technology, Inc. *	15,542	353,425
Avnet, Inc.	36,212	1,590,431
Badger Meter, Inc.	10,711	1,000,300
Bel Fuse, Inc., Class B	5,450	108,618
Belden, Inc.	16,643	720,309
Benchmark Electronics, Inc.	13,708	411,514
Boxlight Corp., Class A *(a)	18,333	47,299
CalAmp Corp. *	14,173	194,879
Calix, Inc. *	20,732	876,756
Cambium Networks Corp. *	1,944	116,640
Casa Systems, Inc. *	13,736	107,759

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CDW Corp.	52,022	9,277,083
Ciena Corp. *	56,331	2,843,026
Cisco Systems, Inc.	1,551,980	79,011,302
Clearfield, Inc. *	4,164	143,033
ClearSign Technologies Corp. *	12,073	57,709
Cognex Corp.	65,554	5,645,510
Coherent, Inc. *	9,131	2,373,969
CommScope Holding Co., Inc. *	72,294	1,189,236
ComSovereign Holding Corp. *(a)	15,123	36,295
Comtech Telecommunications Corp.	8,949	214,597
Corning, Inc.	284,553	12,580,088
Corsair Gaming, Inc. *	7,532	249,912
CPS Technologies Corp. *	3,182	24,088
CTS Corp.	12,607	409,980
Daktronics, Inc. *	14,170	87,429
Dell Technologies, Inc., Class C *	86,824	8,537,404
Diebold Nixdorf, Inc. *	28,307	424,888
Digi International, Inc. *	12,746	227,771
Digital Ally, Inc. *(a)	12,381	22,286
DZS, Inc. *	4,470	67,139
Eastman Kodak Co. *(a)	24,148	180,144
EchoStar Corp., Class A *	18,592	454,574
EMCORE Corp. *	11,147	69,446
ePlus, Inc. *	5,027	504,510
Extreme Networks, Inc. *	46,911	533,847
F5 Networks, Inc. *	22,802	4,258,502
Fabrinet *	13,517	1,157,326
FARO Technologies, Inc. *	6,619	502,018
FLIR Systems, Inc.	49,039	2,940,869
Genasys, Inc. *	11,026	68,913
Harmonic, Inc. *	38,407	300,343
Hewlett Packard Enterprise Co.	487,934	7,816,703
HP, Inc.	459,195	15,663,141
Identiv, Inc. *	8,288	132,194
IEC Electronics Corp. *	5,132	62,559
II-VI, Inc. *	38,907	2,612,216
Immersion Corp. *	6,138	52,603
Infinera Corp. *	74,922	690,781
Inseego Corp. *(a)	22,287	197,909
Insight Enterprises, Inc. *	12,882	1,292,966
Intellicheck, Inc. *	3,914	39,023
Intevac, Inc. *	13,901	89,105
IPG Photonics Corp. *	13,580	2,948,354
Iteris, Inc. *	14,737	99,475
Itron, Inc. *	16,113	1,449,203
Jabil, Inc.	48,824	2,559,354
Juniper Networks, Inc.	122,238	3,103,623
Key Tronic Corp. *	5,123	35,656
Keysight Technologies, Inc. *	68,253	9,852,321
Kimball Electronics, Inc. *	9,413	216,593
Knowles Corp. *	33,259	695,113
KVH Industries, Inc. *	5,000	66,950
Littelfuse, Inc.	8,821	2,339,682
Lumentum Holdings, Inc. *	28,712	2,441,956
Luna Innovations, Inc. *	11,699	132,667
Methode Electronics, Inc.	14,387	646,408
MicroVision, Inc. *	52,342	798,215
MICT, Inc. *(a)	40,861	67,421
Motorola Solutions, Inc.	62,065	11,686,839
Napco Security Technologies, Inc. *	4,458	148,496
National Instruments Corp.	47,435	1,964,283
NCR Corp. *	47,019	2,151,119
NetApp, Inc.	82,008	6,125,178
NETGEAR, Inc. *	11,235	418,054
NetScout Systems, Inc. *	26,204	686,414
nLight, Inc. *	13,651	400,520
Novanta, Inc. *	12,752	1,679,566
Ondas Holdings, Inc. *	7,555	60,742
Security	Number of Shares	Value ($)
One Stop Systems, Inc. *	5,350	28,462
OSI Systems, Inc. *	6,235	602,114
PAR Technology Corp. *	7,135	586,069
PC Connection, Inc.	4,382	198,724
Plantronics, Inc. *	13,754	550,022
Plexus Corp. *	10,389	960,359
Powerfleet, Inc. *	11,094	83,871
Pure Storage, Inc., Class A *	94,611	1,913,034
Quantum Corp. *	18,711	159,418
Resonant, Inc. *(a)	15,910	52,026
Ribbon Communications, Inc. *	43,357	292,660
Rogers Corp. *	6,788	1,329,362
Sanmina Corp. *	24,005	980,364
ScanSource, Inc. *	9,015	272,523
Seagate Technology plc	74,270	6,895,227
Super Micro Computer, Inc. *	15,721	581,991
SYNNEX Corp.	14,950	1,811,940
TE Connectivity Ltd.	121,786	16,376,563
TransAct Technologies, Inc. *	3,819	48,539
Trimble, Inc. *	92,308	7,569,256
TTM Technologies, Inc. *	37,069	556,035
Turtle Beach Corp. *	6,086	169,130
Ubiquiti, Inc.	2,737	780,948
Velodyne Lidar, Inc. *(a)	15,609	214,936
ViaSat, Inc. *	23,803	1,232,757
Viavi Solutions, Inc. *	84,356	1,380,064
Vishay Intertechnology, Inc.	48,841	1,200,023
Vishay Precision Group, Inc. *	5,394	171,961
Vislink Technologies, Inc. *(a)	17,989	49,830
Vontier Corp. *	61,469	1,926,438
Wayside Technology Group, Inc.	1,944	47,628
Western Digital Corp. *	112,556	7,949,830
Wrap Technologies, Inc. *(a)	10,465	61,534
Xerox Holdings Corp.	61,158	1,476,354
Zebra Technologies Corp., Class A *	19,677	9,597,260
		1,078,639,898

Telecommunication Services 1.4%
Alaska Communications Systems Group, Inc. *	26,271	86,957
Anterix, Inc. *	3,968	187,766
AT&T, Inc.	2,619,987	82,293,792
ATN International, Inc.	3,752	171,016
Bandwidth, Inc., Class A *	8,376	1,107,307
Boingo Wireless, Inc. *	16,693	233,034
Cincinnati Bell, Inc. *	18,761	289,482
Cogent Communications Holdings, Inc.	15,663	1,182,713
Consolidated Communications Holdings, Inc. *	28,849	207,713
Globalstar, Inc. *	214,430	272,326
Gogo, Inc. *	19,996	208,358
IDT Corp., Class B *	6,600	158,466
Iridium Communications, Inc. *	42,954	1,631,823
Liberty Global plc, Class A *	52,647	1,416,204
Liberty Global plc, Class C *	130,601	3,534,063
Liberty Latin America Ltd., Class A *	28,136	390,668
Liberty Latin America Ltd., Class C *	53,326	743,898
Lumen Technologies, Inc.	369,320	4,738,376
Ooma, Inc. *	9,017	149,051
ORBCOMM, Inc. *	28,696	328,856
Radius Global Infrastructure, Inc. *	21,530	318,859
Shenandoah Telecommunications Co.	17,897	845,812
Spok Holdings, Inc.	9,091	93,365
T-Mobile US, Inc. *	214,461	28,336,732
Telephone & Data Systems, Inc.	35,953	826,200
United States Cellular Corp. *	5,400	184,302

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Verizon Communications, Inc.	1,521,483	87,926,503
Vonage Holdings Corp. *	83,866	1,136,384
		219,000,026

Transportation 2.1%
Air Transport Services Group, Inc. *	21,611	568,802
Alaska Air Group, Inc. *	46,040	3,183,206
Allegiant Travel Co. *	4,768	1,123,961
AMERCO	3,378	2,015,416
American Airlines Group, Inc. *	236,081	5,127,679
ArcBest Corp.	8,956	651,639
Atlas Air Worldwide Holdings, Inc. *	10,362	703,683
Avis Budget Group, Inc. *	18,622	1,668,717
C.H. Robinson Worldwide, Inc.	49,251	4,781,287
Covenant Logistics Group, Inc. *	5,112	109,959
CSX Corp.	279,907	28,200,630
Daseke, Inc. *	20,197	153,295
Delta Air Lines, Inc. *	235,281	11,039,385
Eagle Bulk Shipping, Inc. *	4,815	208,682
Echo Global Logistics, Inc. *	10,195	333,377
Expeditors International of Washington, Inc.	61,934	6,804,069
FedEx Corp.	89,930	26,107,578
Forward Air Corp.	10,091	890,934
Genco Shipping & Trading Ltd.	11,619	178,235
Hawaiian Holdings, Inc. *	18,476	463,932
Heartland Express, Inc.	18,164	337,669
Hub Group, Inc., Class A *	12,389	814,205
HyreCar, Inc. *	6,951	93,143
JB Hunt Transport Services, Inc.	30,688	5,238,749
JetBlue Airways Corp. *	114,691	2,335,109
Kansas City Southern	33,631	9,827,315
Kirby Corp. *	22,034	1,403,566
Knight-Swift Transportation Holdings, Inc.	44,601	2,101,599
Landstar System, Inc.	13,869	2,389,351
Lyft, Inc., Class A *	94,615	5,266,271
Macquarie Infrastructure Corp.	27,032	900,436
Marten Transport Ltd.	22,339	373,508
Matson, Inc.	15,474	1,010,916
Mesa Air Group, Inc. *	10,446	117,622
Norfolk Southern Corp.	92,616	25,862,092
Old Dominion Freight Line, Inc.	35,211	9,077,748
Radiant Logistics, Inc. *	16,850	112,558
Ryder System, Inc.	19,342	1,544,265
Saia, Inc. *	9,545	2,238,303
Schneider National, Inc., Class B	14,302	346,537
SkyWest, Inc. *	18,448	916,128
Southwest Airlines Co. *	217,909	13,680,327
Spirit Airlines, Inc. *	35,544	1,273,186
Uber Technologies, Inc. *	541,139	29,638,183
Union Pacific Corp.	245,802	54,590,166
United Airlines Holdings, Inc. *	117,606	6,397,766
United Parcel Service, Inc., Class B	264,656	53,952,772
Universal Logistics Holdings, Inc.	3,300	82,533
US Xpress Enterprises, Inc., Class A *	8,327	85,268
USA Truck, Inc. *	2,826	43,436
Werner Enterprises, Inc.	21,085	974,760
XPO Logistics, Inc. *	37,754	5,252,337
Yellow Corp. *	17,799	163,217
		332,755,507

Utilities 2.5%
ALLETE, Inc.	19,092	1,343,313
Alliant Energy Corp.	93,247	5,237,684
Ameren Corp.	92,715	7,865,941
Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	182,927	16,227,454
American States Water Co.	13,159	1,042,061
American Water Works Co., Inc.	67,349	10,505,771
Artesian Resources Corp., Class A	3,837	155,207
Atmos Energy Corp.	46,915	4,859,925
Avangrid, Inc.	19,861	1,010,925
Avista Corp.	25,435	1,170,519
Black Hills Corp.	23,056	1,590,403
Cadiz, Inc. *(a)	12,851	149,714
California Water Service Group	18,494	1,086,523
CenterPoint Energy, Inc.	202,699	4,964,099
Chesapeake Utilities Corp.	6,235	738,972
Clearway Energy, Inc., Class A	11,000	292,380
Clearway Energy, Inc., Class C	28,572	819,731
CMS Energy Corp.	106,022	6,826,757
Consolidated Edison, Inc.	127,374	9,860,021
Dominion Energy, Inc.	295,638	23,621,476
DTE Energy Co.	71,361	9,991,967
Duke Energy Corp.	281,650	28,359,339
Edison International	139,275	8,279,899
Entergy Corp.	74,158	8,104,728
Essential Utilities, Inc.	80,811	3,808,622
Evergy, Inc.	83,765	5,358,447
Eversource Energy	127,315	10,977,099
Exelon Corp.	359,063	16,136,291
FirstEnergy Corp.	199,438	7,562,689
Genie Energy Ltd., Class B	11,877	66,511
Global Water Resources, Inc.	4,694	80,033
Hawaiian Electric Industries, Inc.	40,082	1,725,931
IDACORP, Inc.	18,440	1,889,731
MDU Resources Group, Inc.	72,409	2,422,805
MGE Energy, Inc.	13,140	983,003
Middlesex Water Co.	6,534	535,919
National Fuel Gas Co.	33,127	1,645,087
New Jersey Resources Corp.	39,902	1,673,889
NextEra Energy, Inc.	720,362	55,835,259
NiSource, Inc.	142,167	3,699,185
Northwest Natural Holding Co.	10,861	585,625
NorthWestern Corp.	18,710	1,272,841
NRG Energy, Inc.	88,952	3,186,261
OGE Energy Corp.	72,379	2,429,039
ONE Gas, Inc.	19,209	1,545,748
Ormat Technologies, Inc.	16,267	1,177,731
Otter Tail Corp.	15,277	721,533
PG&E Corp. *	545,829	6,178,784
Pinnacle West Capital Corp.	41,004	3,470,989
PNM Resources, Inc.	32,459	1,602,176
Portland General Electric Co.	32,904	1,673,497
PPL Corp.	282,073	8,216,786
Public Service Enterprise Group, Inc.	185,161	11,694,769
Pure Cycle Corp. *	8,000	122,160
RGC Resources, Inc.	3,883	84,222
Sempra Energy	111,386	15,323,372
SJW Group	9,706	636,228
South Jersey Industries, Inc.	37,102	918,275
Southwest Gas Holdings, Inc.	20,941	1,460,007
Spark Energy, Inc., Class A	5,059	53,524
Spire, Inc.	18,677	1,407,125
Sunnova Energy International, Inc. *	22,845	806,885
The AES Corp.	245,306	6,824,413
The Southern Co.	386,219	25,556,111
The York Water Co.	4,611	238,112
UGI Corp.	75,180	3,286,118
Unitil Corp.	5,196	299,445
Vistra Corp.	182,320	3,075,738

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	116,630	11,332,937
Xcel Energy, Inc.	198,022	14,118,969
		397,804,730
Total Common Stock
(Cost $7,376,701,045)		15,853,680,810

Rights 0.0% of net assets

Consumer Durables & Apparel 0.0%
ZAGG, Inc. CVR *(b)	8,000	720

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Adicet Bio, Inc. CVR *(b)	780	—
Aduro Biotech, Inc. CVR *(b)	5,747	17,241
Elanco Animal Health, Inc. CVR *(b)	16,000	97
F-star Therapeutics, Inc. Agonist CVR *(b)	975	395
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	395
Proteostasis Therapeutics, Inc. CVR *(b)	7,700	831
		18,959
Total Rights
(Cost $1,954)		21,245

Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	36,854,204	36,854,204
Total Investment Company
(Cost $36,854,204)		36,854,204
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Bank PLC
0.01%, 05/03/21 (e)	53,731,283	53,731,283
Total Short-Term Investment
(Cost $53,731,283)		53,731,283

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/18/21	99	11,194,425	100,803
S&P 500 Index, e-mini, expires 06/18/21	306	63,868,320	195,297
Net Unrealized Appreciation			296,100
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,389,720.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 04/30/21	Balance of Shares Held at 04/30/21	Dividends Received
The Charles Schwab Corp.	$21,138,598	$1,970,858	$—	$—	$15,469,955	$38,579,411	548,003	$188,550

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,693,082,322	$—	$—	$11,693,082,322
Automobiles & Components	300,764,562	—	60,192	300,824,754
Pharmaceuticals, Biotechnology & Life Sciences	1,105,649,577	—	111,348	1,105,760,925
Real Estate	524,612,510	—	— *	524,612,510
Software & Services	2,229,387,195	—	13,104	2,229,400,299
Rights [1]
Consumer Durables & Apparel	—	—	720	720
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	18,959 *	18,959
Investment Company[1]	36,854,204	—	—	36,854,204
Short-Term Investment[1]	—	53,731,283	—	53,731,283
Futures Contracts[2]	296,100	—	—	296,100
Total	$15,890,646,470	$53,731,283	$205,889	$15,944,583,642
*	Level 3 amount shown includes securities determined to have no value at April 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $17,583,204)		$38,579,411
Investments in securities, at value - unaffiliated (cost $7,412,851,078) including securities on loan of $35,389,720		15,868,853,927
Collateral invested for securities on loan, at value (cost $36,854,204)		36,854,204
Deposit with broker for futures contracts		8,593,000
Receivables:
Investments sold		28,502
Fund shares sold		10,911,498
Dividends		9,830,591
Income from securities on loan	+	90,033
Total assets		15,973,741,166
Liabilities
Collateral held for securities on loan		36,854,204
Payables:
Investments bought		323,679
Investment adviser fees		411,577
Fund shares redeemed		5,150,039
Variation margin on futures contracts	+	545,316
Total liabilities		43,284,815
Net Assets
Total assets		15,973,741,166
Total liabilities	–	43,284,815
Net assets		$15,930,456,351
Net Assets by Source
Capital received from investors		7,459,214,636
Total distributable earnings		8,471,241,715

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,930,456,351		214,199,147		$74.37

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$188,550
Dividends received from securities - unaffiliated (net of foreign withholding tax of $18,775)		108,101,557
Interest received from securities - unaffiliated		2,329
Securities on loan, net	+	638,146
Total investment income		108,930,582
Expenses
Investment adviser fees		2,118,846
Total expenses	–	2,118,846
Net investment income		106,811,736
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - unaffiliated		5,993,011
Net realized gains on futures contracts	+	18,844,272
Net realized gains		24,837,283
Net change in unrealized appreciation (depreciation) on securities - affiliated		15,469,955
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		3,507,810,489
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,815,605
Net change in unrealized appreciation (depreciation)	+	3,525,096,049
Net realized and unrealized gains		3,549,933,332
Increase in net assets resulting from operations		$3,656,745,068

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$106,811,736	$212,497,929
Net realized gains (losses)		24,837,283	(25,404,301)
Net change in unrealized appreciation (depreciation)	+	3,525,096,049	847,687,149
Increase in net assets from operations		3,656,745,068	1,034,780,777
Distributions to Shareholders
Total distributions		($218,157,695)	($207,148,798)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,158,372	$1,781,731,226	47,954,413	$2,507,068,155
Shares reinvested		2,374,705	156,303,071	2,723,498	151,971,124
Shares redeemed	+	(13,710,389)	(933,603,089)	(42,603,146)	(2,219,143,615)
Net transactions in fund shares		14,822,688	$1,004,431,208	8,074,765	$439,895,664
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		199,376,459	$11,487,437,770	191,301,694	$10,219,910,127
Total increase	+	14,822,688	4,443,018,581	8,074,765	1,267,527,643
End of period		214,199,147	$15,930,456,351	199,376,459	$11,487,437,770

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$62.76	$49.06	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.29	0.55	0.57	0.46
Net realized and unrealized gains (losses)	14.90	13.65	6.52	1.91 [3]
Total from investment operations	15.19	14.20	7.09	2.37
Less distributions:
Distributions from net investment income	(0.48)	(0.50)	(0.40)	—
Net asset value at end of period	$77.47	$62.76	$49.06	$42.37
Total return	24.27% [4]	29.16%	17.04%	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [5]	0.035%	0.035% [6]	0.040% [5],[7]
Net operating expenses	N/A	N/A	N/A	0.02% [5],[7]
Net investment income (loss)	0.80% [5]	0.97%	1.27%	1.23% [5]
Portfolio turnover rate	3% [4]	41%	46%	23% [4]
Net assets, end of period (x 1,000,000)	$702	$487	$166	$93

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
7
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 2.7%
BorgWarner, Inc.	1,038	50,426
Tesla, Inc. *	26,984	19,143,529
		19,193,955

Banks 0.0%
Rocket Cos., Inc., Class A	1,512	33,944

Capital Goods 2.2%
3M Co.	13,071	2,576,817
Allegion plc	2,093	281,257
Allison Transmission Holdings, Inc.	2,593	107,532
Armstrong World Industries, Inc.	619	64,159
Array Technologies, Inc. *	330	9,293
Axon Enterprise, Inc. *	2,203	333,997
BWX Technologies, Inc.	2,137	143,008
Carrier Global Corp.	10,957	477,506
Donaldson Co., Inc.	481	30,245
Fastenal Co.	16,351	854,830
Generac Holdings, Inc. *	1,961	635,266
Graco, Inc.	2,915	223,872
HEICO Corp.	1,279	180,083
HEICO Corp., Class A	2,180	275,290
Huntington Ingalls Industries, Inc.	131	27,814
Illinois Tool Works, Inc.	4,919	1,133,633
Lincoln Electric Holdings, Inc.	851	108,971
Lockheed Martin Corp.	8,719	3,318,103
Mercury Systems, Inc. *	1,578	118,729
Nordson Corp.	1,652	349,249
Northrop Grumman Corp.	5,058	1,792,757
Quanta Services, Inc.	976	94,321
Rockwell Automation, Inc.	1,977	522,442
Roper Technologies, Inc.	503	224,559
Shoals Technologies Group, Inc., Class A *	237	7,601
The AZEK Co., Inc. *	542	26,168
The Toro Co.	3,378	387,119
TransDigm Group, Inc. *	410	251,633
Trex Co., Inc. *	4,051	437,467
Vertiv Holdings Co.	8,378	190,181
Virgin Galactic Holdings, Inc. *(a)	2,057	45,563
W.W. Grainger, Inc.	1,125	487,732
		15,717,197

Commercial & Professional Services 1.1%
Booz Allen Hamilton Holding Corp.	4,740	393,183
CACI International, Inc., Class A *	145	36,955
Cintas Corp.	2,751	949,480
Copart, Inc. *	7,218	898,713
CoreLogic, Inc.	127	10,122
CoStar Group, Inc. *	1,372	1,172,278
Driven Brands Holdings, Inc. *	131	3,736
Dun & Bradstreet Holdings, Inc. *	2,338	55,551
Security	Number of Shares	Value ($)
Equifax, Inc.	3,164	725,284
IAA, Inc. *	1,135	71,289
IHS Markit Ltd.	7,623	820,082
Leidos Holdings, Inc.	471	47,703
MSA Safety, Inc.	285	45,817
Rollins, Inc.	6,827	254,510
Science Applications International Corp.	240	21,461
TransUnion	6,097	637,685
Verisk Analytics, Inc.	5,584	1,050,909
Waste Management, Inc.	1,905	262,833
		7,457,591

Consumer Durables & Apparel 1.1%
Lululemon Athletica, Inc. *	3,998	1,340,409
Mattel, Inc. *	7,154	153,525
NIKE, Inc., Class B	43,775	5,805,440
NVR, Inc. *	12	60,217
Peloton Interactive, Inc., Class A *	2,170	213,420
Polaris, Inc.	212	29,686
Tempur Sealy International, Inc.	4,934	188,183
VF Corp.	671	58,820
		7,849,700

Consumer Services 1.6%
2U, Inc. *	819	32,146
Booking Holdings, Inc. *	1,440	3,551,155
Bright Horizons Family Solutions, Inc. *	1,461	211,597
Chegg, Inc. *	4,565	412,356
Chipotle Mexican Grill, Inc. *	980	1,462,189
Domino's Pizza, Inc.	1,374	580,295
Expedia Group, Inc. *	539	94,988
frontdoor, Inc. *	470	25,159
H&R Block, Inc.	4,533	100,905
Las Vegas Sands Corp. *	5,011	306,974
McDonald's Corp.	3,757	886,953
Planet Fitness, Inc., Class A *	1,648	138,416
Starbucks Corp.	23,775	2,722,000
The Wendy's Co.	6,300	142,191
Vail Resorts, Inc. *	107	34,792
Wynn Resorts Ltd. *	911	116,972
Yum China Holdings, Inc.	995	62,605
Yum! Brands, Inc.	796	95,138
		10,976,831

Diversified Financials 1.2%
Apollo Global Management, Inc.	2,957	163,729
Ares Management Corp., Class A	3,709	194,797
Cboe Global Markets, Inc.	829	86,523
Credit Acceptance Corp. *	18	7,106
FactSet Research Systems, Inc.	1,302	437,758
Intercontinental Exchange, Inc.	6,886	810,551
LendingTree, Inc. *	368	75,988
LPL Financial Holdings, Inc.	229	35,884
MarketAxess Holdings, Inc.	1,299	634,510
Moody's Corp.	5,725	1,870,415

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Morningstar, Inc.	632	167,486
MSCI, Inc.	2,830	1,374,729
S&P Global, Inc.	5,009	1,955,464
SLM Corp.	2,962	58,233
T. Rowe Price Group, Inc.	2,026	363,059
The Carlyle Group, Inc.	374	15,955
Tradeweb Markets, Inc., Class A	2,493	202,631
Upstart Holdings, Inc. *	98	10,684
Virtu Financial, Inc., Class A	1,969	58,342
		8,523,844

Energy 0.1%
Cheniere Energy, Inc. *	8,119	629,385
Equitrans Midstream Corp.	1,273	10,388
		639,773

Food & Staples Retailing 0.9%
Albertsons Cos., Inc., Class A	1,960	36,397
Costco Wholesale Corp.	13,735	5,110,656
Grocery Outlet Holding Corp. *	1,362	55,011
Sprouts Farmers Market, Inc. *	3,471	88,893
Sysco Corp.	12,140	1,028,622
		6,319,579

Food, Beverage & Tobacco 2.1%
Altria Group, Inc.	28,547	1,363,119
Beyond Meat, Inc. *	1,454	191,463
Brown-Forman Corp., Class A	1,359	96,965
Brown-Forman Corp., Class B	5,383	410,615
Campbell Soup Co.	3,380	161,395
Kellogg Co.	2,986	186,386
Lamb Weston Holdings, Inc.	1,177	94,749
McCormick & Co., Inc. - Non Voting Shares	4,878	440,776
Monster Beverage Corp. *	12,999	1,261,553
PepsiCo, Inc.	35,915	5,177,506
Pilgrim's Pride Corp. *	568	13,609
The Boston Beer Co., Inc., Class A *	313	380,761
The Coca-Cola Co.	79,991	4,317,914
The Hershey Co.	4,015	659,665
		14,756,476

Health Care Equipment & Services 5.9%
Abbott Laboratories	23,398	2,809,632
ABIOMED, Inc. *	1,561	500,660
Align Technology, Inc. *	2,746	1,635,325
Amedisys, Inc. *	1,129	304,661
American Well Corp., Class A *	1,429	21,992
AmerisourceBergen Corp.	2,447	295,598
Anthem, Inc.	2,255	855,524
Baxter International, Inc.	7,496	642,332
Cardinal Health, Inc.	10,255	618,787
Centene Corp. *	5,946	367,106
Cerner Corp.	10,708	803,635
Certara, Inc. *	846	26,911
Change Healthcare, Inc. *	6,220	142,749
Chemed Corp.	541	257,846
Cigna Corp.	3,274	815,259
DaVita, Inc. *	433	50,458
DexCom, Inc. *	3,237	1,249,806
Edwards Lifesciences Corp. *	21,723	2,074,981
Encompass Health Corp.	1,561	132,467
Guardant Health, Inc. *	2,890	459,452
Haemonetics Corp. *	1,626	109,365
HCA Healthcare, Inc.	4,893	983,787
Security	Number of Shares	Value ($)
Hill-Rom Holdings, Inc.	283	31,192
Hologic, Inc. *	6,287	412,113
Humana, Inc.	1,730	770,265
ICU Medical, Inc. *	174	36,239
IDEXX Laboratories, Inc. *	2,960	1,625,010
Insulet Corp. *	2,309	681,663
Intuitive Surgical, Inc. *	4,078	3,527,470
Laboratory Corp. of America Holdings *	182	48,388
Masimo Corp. *	1,725	401,356
McKesson Corp.	4,180	784,001
Molina Healthcare, Inc. *	1,391	354,844
Novocure Ltd. *	3,548	724,147
Oak Street Health, Inc. *	1,686	103,908
Penumbra, Inc. *	1,163	355,866
Quidel Corp. *	1,304	136,646
ResMed, Inc.	5,042	947,745
Signify Health, Inc., Class A *	526	14,912
STERIS plc	163	34,396
Stryker Corp.	3,982	1,045,793
Tandem Diabetes Care, Inc. *	1,888	173,507
Teladoc Health, Inc. *	3,544	610,808
Teleflex, Inc.	1,023	432,197
The Cooper Cos., Inc.	206	84,643
UnitedHealth Group, Inc.	27,683	11,039,980
Veeva Systems, Inc., Class A *	4,760	1,344,462
West Pharmaceutical Services, Inc.	2,582	848,239
		41,728,123

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	8,733	748,767
Energizer Holdings, Inc.	1,892	93,276
Herbalife Nutrition Ltd. *	456	20,871
Reynolds Consumer Products, Inc.	438	12,842
The Clorox Co.	3,148	574,510
The Estee Lauder Cos., Inc., Class A	7,136	2,239,277
The Procter & Gamble Co.	38,388	5,121,727
		8,811,270

Insurance 0.7%
Alleghany Corp. *	45	30,554
Aon plc, Class A	7,986	2,008,000
Axis Capital Holdings Ltd.	251	14,006
Brown & Brown, Inc.	422	22,442
Erie Indemnity Co., Class A	513	109,792
GoHealth, Inc., Class A *	115	1,372
Lincoln National Corp.	826	52,971
Marsh & McLennan Cos., Inc.	13,860	1,880,802
Primerica, Inc.	862	137,722
RenaissanceRe Holdings Ltd.	599	101,117
The Progressive Corp.	5,956	600,007
		4,958,785

Materials 0.8%
Air Products & Chemicals, Inc.	986	284,441
Amcor plc	8,370	98,348
Avery Dennison Corp.	1,209	258,932
Ball Corp.	10,509	984,063
Berry Global Group, Inc. *	1,626	103,446
Crown Holdings, Inc.	463	50,837
Ecolab, Inc.	1,742	390,417
FMC Corp.	899	106,298
Graphic Packaging Holding Co.	2,032	37,694
NewMarket Corp.	193	66,892
Royal Gold, Inc.	1,645	184,010
RPM International, Inc.	3,747	355,365

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co.	1,338	309,292
The Sherwin-Williams Co.	8,712	2,385,955
W.R. Grace & Co.	681	46,805
		5,662,795

Media & Entertainment 12.2%
Activision Blizzard, Inc.	10,636	969,897
Alphabet, Inc., Class A *	8,206	19,312,821
Alphabet, Inc., Class C *	7,949	19,158,044
Altice USA, Inc., Class A *	7,890	286,486
Cable One, Inc.	187	334,730
Charter Communications, Inc., Class A *	4,468	3,008,975
Electronic Arts, Inc.	1,389	197,349
Facebook, Inc., Class A *	84,607	27,504,043
IAC/InterActiveCorp *	2,647	670,935
Liberty Media Corp. - Liberty SiriusXM, Class A *	330	14,913
Liberty Media Corp. - Liberty SiriusXM, Class C *	742	33,561
Live Nation Entertainment, Inc. *	4,970	406,944
Match Group, Inc. *	7,891	1,228,076
Netflix, Inc. *	14,976	7,689,727
Nexstar Media Group, Inc., Class A	999	147,263
Pinterest, Inc., Class A *	11,750	779,847
Playtika Holding Corp. *	1,269	35,253
Roku, Inc. *	3,833	1,314,604
Sirius XM Holdings, Inc.	23,383	142,636
Spotify Technology S.A. *	4,721	1,190,258
Take-Two Interactive Software, Inc. *	3,714	651,361
World Wrestling Entertainment, Inc., Class A	1,626	89,609
Zillow Group, Inc., Class A *	245	32,671
Zillow Group, Inc., Class C *	542	70,525
Zynga, Inc., Class A *	25,619	277,197
		85,547,725

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	2,014	398,369
AbbVie, Inc.	58,359	6,507,029
ACADIA Pharmaceuticals, Inc. *	3,854	79,238
Acceleron Pharma, Inc. *	1,701	212,574
Adaptive Biotechnologies Corp. *	2,694	112,070
Agilent Technologies, Inc.	917	122,548
Agios Pharmaceuticals, Inc. *	187	10,435
Alexion Pharmaceuticals, Inc. *	1,146	193,307
Alnylam Pharmaceuticals, Inc. *	4,066	571,842
Amgen, Inc.	20,530	4,919,809
Avantor, Inc. *	17,448	559,034
Berkeley Lights, Inc. *	462	22,689
Bio-Techne Corp.	1,268	542,057
Biogen, Inc. *	1,626	434,679
BioMarin Pharmaceutical, Inc. *	5,758	448,663
Bluebird Bio, Inc. *	1,094	32,820
Bristol-Myers Squibb Co.	28,968	1,808,183
Bruker Corp.	1,562	107,028
Charles River Laboratories International, Inc. *	1,520	505,324
Eli Lilly & Co.	29,683	5,425,162
Exact Sciences Corp. *	4,535	597,804
Exelixis, Inc. *	3,952	97,298
Global Blood Therapeutics, Inc. *	2,056	83,844
Horizon Therapeutics plc *	6,359	601,689
Illumina, Inc. *	5,169	2,030,590
Incyte Corp. *	6,471	552,494
Ionis Pharmaceuticals, Inc. *	2,216	94,889
Iovance Biotherapeutics, Inc. *	4,854	152,610
IQVIA Holdings, Inc. *	2,544	597,051
Security	Number of Shares	Value ($)
Johnson & Johnson	12,458	2,027,290
Maravai LifeSciences Holdings, Inc., Class A *	2,114	82,256
Merck & Co., Inc.	77,810	5,796,845
Mettler-Toledo International, Inc. *	764	1,003,376
Moderna, Inc. *	10,045	1,796,247
Neurocrine Biosciences, Inc. *	3,272	309,171
PerkinElmer, Inc.	747	96,834
PPD, Inc. *	4,786	221,113
PRA Health Sciences, Inc. *	1,892	315,756
Reata Pharmaceuticals, Inc., Class A *	832	84,365
Regeneron Pharmaceuticals, Inc. *	3,408	1,640,270
Repligen Corp. *	1,910	404,366
Royalty Pharma plc, Class A	4,804	211,376
Sage Therapeutics, Inc. *	126	9,924
Sana Biotechnology, Inc. *	651	13,997
Sarepta Therapeutics, Inc. *	2,664	188,718
Seagen, Inc. *	4,462	641,457
Sotera Health Co. *	1,386	35,703
Syneos Health, Inc. *	320	27,152
Thermo Fisher Scientific, Inc.	8,173	3,843,190
Vertex Pharmaceuticals, Inc. *	9,147	1,995,875
Waters Corp. *	160	47,979
Zoetis, Inc.	15,156	2,622,443
		51,236,832

Real Estate 1.7%
American Tower Corp.	15,547	3,960,909
Americold Realty Trust	808	32,635
Brookfield Property REIT, Inc., Class A	1,229	22,104
CoreSite Realty Corp.	932	113,229
Crown Castle International Corp.	13,661	2,582,749
Equinix, Inc.	3,129	2,255,258
Equity LifeStyle Properties, Inc.	2,517	174,680
Extra Space Storage, Inc.	3,172	471,645
Iron Mountain, Inc.	5,910	237,109
Public Storage	3,466	974,500
SBA Communications Corp.	532	159,451
Simon Property Group, Inc.	9,050	1,101,747
		12,086,016

Retailing 11.2%
Amazon.com, Inc. *	14,941	51,806,722
AutoZone, Inc. *	474	693,993
Best Buy Co., Inc.	1,465	170,336
Burlington Stores, Inc. *	2,045	667,345
CarMax, Inc. *	415	55,295
Carvana Co. *	1,968	561,392
Dollar General Corp.	8,637	1,854,796
Dollar Tree, Inc. *	3,940	452,706
eBay, Inc.	20,884	1,165,118
Etsy, Inc. *	4,155	825,973
Five Below, Inc. *	1,915	385,432
Floor & Decor Holdings, Inc., Class A *	3,297	365,703
GrubHub, Inc. *	336	22,861
Leslie's, Inc. *	924	26,260
Lowe's Cos., Inc.	25,853	5,073,651
O'Reilly Automotive, Inc. *	2,469	1,365,061
Ollie's Bargain Outlet Holdings, Inc. *	1,690	155,936
Petco Health & Wellness Co., Inc. *	850	20,077
Pool Corp.	1,367	577,585
Ross Stores, Inc.	9,947	1,302,460
The Home Depot, Inc.	18,931	6,127,397
The TJX Cos., Inc.	34,200	2,428,200
Tractor Supply Co.	4,067	767,036
Ulta Beauty, Inc. *	1,766	581,632
Vroom, Inc. *	2,863	132,471

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wayfair, Inc., Class A *	2,274	672,126
Williams-Sonoma, Inc.	431	73,593
		78,331,157

Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices, Inc. *	39,243	3,203,014
Allegro MicroSystems, Inc. *	634	15,647
Analog Devices, Inc.	1,569	240,308
Applied Materials, Inc.	32,287	4,284,808
Broadcom, Inc.	13,196	6,020,015
Enphase Energy, Inc. *	3,723	518,428
Entegris, Inc.	4,394	494,677
KLA Corp.	5,463	1,722,757
Lam Research Corp.	5,028	3,119,623
Marvell Technology, Inc.	3,874	175,144
Maxim Integrated Products, Inc.	3,082	289,708
Microchip Technology, Inc.	6,597	991,463
MKS Instruments, Inc.	1,454	260,426
Monolithic Power Systems, Inc.	1,553	561,223
NVIDIA Corp.	20,805	12,490,906
QUALCOMM, Inc.	39,663	5,505,224
SolarEdge Technologies, Inc. *	1,717	452,498
Teradyne, Inc.	5,819	727,840
Texas Instruments, Inc.	16,120	2,909,821
Universal Display Corp.	1,506	336,877
Xilinx, Inc.	8,595	1,099,816
		45,420,223

Software & Services 26.1%
Accenture plc, Class A	22,466	6,514,466
Adobe, Inc. *	16,958	8,620,430
Akamai Technologies, Inc. *	4,621	502,303
Alteryx, Inc., Class A *	1,902	155,489
Anaplan, Inc. *	4,761	283,994
ANSYS, Inc. *	3,016	1,102,831
Aspen Technology, Inc. *	2,220	290,465
Atlassian Corp. plc, Class A *	4,621	1,097,765
Autodesk, Inc. *	5,148	1,502,753
Automatic Data Processing, Inc.	13,025	2,435,545
Avalara, Inc. *	2,888	409,258
BigCommerce Holdings, Inc. *	1,288	77,203
Bill.com Holdings, Inc. *	2,609	403,430
Black Knight, Inc. *	5,307	384,333
Broadridge Financial Solutions, Inc.	4,035	640,072
C3.ai, Inc., Class A *(a)	439	29,088
Cadence Design Systems, Inc. *	9,705	1,278,828
CDK Global, Inc.	552	29,582
Ceridian HCM Holding, Inc. *	2,899	273,898
Citrix Systems, Inc.	1,167	144,533
Cloudflare, Inc., Class A *	4,087	346,332
Cognizant Technology Solutions Corp., Class A	1,317	105,887
Coupa Software, Inc. *	2,452	659,686
Crowdstrike Holdings, Inc., Class A *	3,957	825,074
Datadog, Inc., Class A *	5,353	459,127
Datto Holding Corp. *	354	9,045
DocuSign, Inc. *	6,379	1,422,134
Dolby Laboratories, Inc., Class A	256	25,976
Dropbox, Inc., Class A *	8,647	222,228
Duck Creek Technologies, Inc. *	2,123	88,274
Dynatrace, Inc. *	6,439	335,086
Elastic N.V. *	2,311	278,753
EPAM Systems, Inc. *	1,870	855,992
Everbridge, Inc. *	1,238	164,295
Fair Isaac Corp. *	983	512,546
Fastly, Inc., Class A *	2,752	175,770
Security	Number of Shares	Value ($)
FireEye, Inc. *	1,727	34,324
Fiserv, Inc. *	5,977	717,957
Five9, Inc. *	2,167	407,331
FleetCor Technologies, Inc. *	2,902	834,963
Fortinet, Inc. *	4,679	955,592
Gartner, Inc. *	3,052	597,826
Genpact Ltd.	2,518	119,681
Globant S.A. *	1,347	308,705
GoDaddy, Inc., Class A *	5,898	512,064
Guidewire Software, Inc. *	573	60,457
HubSpot, Inc. *	1,456	766,511
Intuit, Inc.	8,881	3,660,393
Jack Henry & Associates, Inc.	2,106	342,920
Jamf Holding Corp. *	691	25,235
JFrog Ltd. *	392	19,220
Manhattan Associates, Inc. *	1,988	272,833
Mastercard, Inc., Class A	31,093	11,879,392
McAfee Corp., Class A	571	13,864
Medallia, Inc. *	3,096	91,301
Microsoft Corp.	263,882	66,545,763
MongoDB, Inc. *	1,830	544,352
nCino, Inc. *	1,348	88,146
New Relic, Inc. *	1,878	120,755
NortonLifeLock, Inc.	19,001	410,612
Nutanix, Inc., Class A *	6,654	179,924
Okta, Inc. *	4,090	1,103,073
Oracle Corp.	57,151	4,331,474
PagerDuty, Inc. *	2,510	106,575
Palo Alto Networks, Inc. *	3,344	1,181,736
Paychex, Inc.	8,922	869,806
Paycom Software, Inc. *	1,705	655,419
Paylocity Holding Corp. *	1,343	259,521
PayPal Holdings, Inc. *	41,388	10,855,659
Pegasystems, Inc.	1,251	158,802
Proofpoint, Inc. *	1,990	342,499
PTC, Inc. *	3,680	481,859
RingCentral, Inc., Class A *	2,770	883,491
salesforce.com, Inc. *	28,646	6,597,747
ServiceNow, Inc. *	6,852	3,469,647
Slack Technologies, Inc., Class A *	17,435	739,244
Smartsheet, Inc., Class A *	3,950	234,235
Splunk, Inc. *	5,700	720,594
Square, Inc., Class A *	13,014	3,186,087
SS&C Technologies Holdings, Inc.	1,634	121,275
StoneCo Ltd., Class A *	7,091	458,362
Switch, Inc., Class A	3,192	59,275
Synopsys, Inc. *	4,941	1,220,723
Teradata Corp. *	2,919	144,403
The Trade Desk, Inc., Class A *	1,454	1,060,417
The Western Union Co.	2,827	72,824
Twilio, Inc., Class A *	4,209	1,548,070
Tyler Technologies, Inc. *	1,392	591,405
Unity Software, Inc. *	866	87,968
VeriSign, Inc. *	2,099	459,198
Visa, Inc., Class A	59,511	13,899,389
VMware, Inc., Class A *(a)	2,839	456,596
WEX, Inc. *	137	28,114
Workday, Inc., Class A *	6,305	1,557,335
Zendesk, Inc. *	4,067	594,392
Zoom Video Communications, Inc., Class A *	6,166	1,970,469
Zscaler, Inc. *	2,534	475,480
		183,155,755

Technology Hardware & Equipment 11.2%
Amphenol Corp., Class A	12,210	822,221
Apple Inc.	558,223	73,383,996
Arista Networks, Inc. *	1,694	533,898

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CDW Corp.	4,993	890,402
Cognex Corp.	5,878	506,213
Coherent, Inc. *	704	183,033
CommScope Holding Co., Inc. *	321	5,281
Dell Technologies, Inc., Class C *	582	57,228
IPG Photonics Corp. *	73	15,849
Jabil, Inc.	991	51,948
Keysight Technologies, Inc. *	2,221	320,601
Lumentum Holdings, Inc. *	293	24,920
Motorola Solutions, Inc.	614	115,616
NetApp, Inc.	4,247	317,208
Pure Storage, Inc., Class A *	5,027	101,646
Ubiquiti, Inc.	245	69,906
Zebra Technologies Corp., Class A *	1,689	823,793
		78,223,759

Transportation 1.4%
C.H. Robinson Worldwide, Inc.	740	71,839
Expeditors International of Washington, Inc.	3,626	398,352
JB Hunt Transport Services, Inc.	800	136,568
Landstar System, Inc.	1,082	186,407
Old Dominion Freight Line, Inc.	2,958	762,602
Uber Technologies, Inc. *	37,344	2,045,331
Union Pacific Corp.	12,046	2,675,296
United Parcel Service, Inc., Class B	16,661	3,396,512
XPO Logistics, Inc. *	170	23,650
		9,696,557

Utilities 0.0%
NRG Energy, Inc.	2,969	106,350
Total Common Stock
(Cost $451,004,679)		696,434,237

Investment Companies 0.6% of net assets

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	3,200	831,168

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	3,167,648	3,167,648

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	502,600	502,600
Total Investment Companies
(Cost $4,479,139)		4,501,416

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/18/21	29	3,781,020	(26,902)
S&P 500 Index, e-mini, expires 06/18/21	2	417,440	187
Net Unrealized Depreciation			(26,715)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $486,747.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$696,434,237	$—	$—	$696,434,237
Investment Companies[1]	4,501,416	—	—	4,501,416
Futures Contracts[2]	187	—	—	187
Liabilities
Futures Contracts[2]	(26,902)	—	—	(26,902)
Total	$700,908,938	$—	$—	$700,908,938
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $454,981,218) including securities on loan of $486,747		$700,433,053
Collateral invested for securities on loan, at value (cost $502,600)		502,600
Deposit with broker for futures contracts		414,200
Receivables:
Investments sold		130,660
Fund shares sold		878,157
Dividends		242,738
Income from securities on loan	+	199
Total assets		702,601,607
Liabilities
Collateral held for securities on loan		502,600
Payables:
Investment adviser fees		20,902
Fund shares redeemed		475,780
Variation margin on futures contracts	+	28,168
Total liabilities		1,027,450
Net Assets
Total assets		702,601,607
Total liabilities	–	1,027,450
Net assets		$701,574,157
Net Assets by Source
Capital received from investors		469,499,759
Total distributable earnings		232,074,398

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$701,574,157		9,055,677		$77.47

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - unaffiliated		$2,504,018
Securities on loan, net	+	3,386
Total investment income		2,507,404
Expenses
Investment adviser fees		105,230
Total expenses	–	105,230
Net investment income		2,402,174
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(450,320)
Net realized gains on futures contracts	+	621,458
Net realized gains		171,138
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		121,361,782
Net change in unrealized appreciation (depreciation) on futures contracts	+	36,820
Net change in unrealized appreciation (depreciation)	+	121,398,602
Net realized and unrealized gains		121,569,740
Increase in net assets resulting from operations		$123,971,914

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$2,402,174	$3,272,535
Net realized gains (losses)		171,138	(10,491,785)
Net change in unrealized appreciation (depreciation)	+	121,398,602	98,464,618
Increase in net assets from operations		123,971,914	91,245,368
Distributions to Shareholders
Total distributions		($3,820,481)	($1,890,344)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,644,389	$191,475,942	8,242,661	$434,758,920
Shares reinvested		45,814	3,263,376	30,207	1,571,983
Shares redeemed	+	(1,397,767)	(100,521,588)	(3,889,701)	(204,300,295)
Net transactions in fund shares		1,292,436	$94,217,730	4,383,167	$232,030,608
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,763,241	$487,204,994	3,380,074	$165,819,362
Total increase	+	1,292,436	214,369,163	4,383,167	321,385,632
End of period		9,055,677	$701,574,157	7,763,241	$487,204,994

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$38.09	$43.06	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.52	1.00	1.13	0.82
Net realized and unrealized gains (losses)	13.15	(4.07)	3.10	(1.31)
Total from investment operations	13.67	(3.07)	4.23	(0.49)
Less distributions:
Distributions from net investment income	(0.88)	(1.06)	(0.62)	—
Distributions from net realized gains	—	(0.84)	(0.06)	—
Total distributions	(0.88)	(1.90)	(0.68)	—
Net asset value at end of period	$50.88	$38.09	$43.06	$39.51
Total return	36.28% [3]	(7.69%)	11.08%	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [4]	0.035%	0.035% [5]	0.040% [4],[6]
Net operating expenses	N/A	N/A	N/A	0.02% [4],[6]
Net investment income (loss)	2.26% [4]	2.57%	2.79%	2.36% [4]
Portfolio turnover rate	3% [3]	50%	22%	22% [3]
Net assets, end of period (x 1,000,000)	$515	$331	$212	$70

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.0%
Aptiv plc *	6,949	999,892
BorgWarner, Inc.	5,516	267,967
Ford Motor Co. *	101,141	1,167,167
General Motors Co. *	32,433	1,855,816
Gentex Corp.	6,330	222,690
Harley-Davidson, Inc.	3,984	192,706
Lear Corp.	1,561	286,974
Thor Industries, Inc.	1,373	194,403
		5,187,615

Banks 8.6%
Associated Banc-Corp.	3,966	86,816
Bank of America Corp.	200,902	8,142,558
Bank of Hawaii Corp.	1,015	92,253
Bank OZK	3,162	129,610
BOK Financial Corp.	805	70,792
Citigroup, Inc.	54,080	3,852,659
Citizens Financial Group, Inc.	11,077	512,644
Comerica, Inc.	3,612	271,478
Commerce Bancshares, Inc.	2,740	213,199
Cullen/Frost Bankers, Inc.	1,457	174,927
East West Bancorp, Inc.	3,649	277,871
F.N.B. Corp.	8,430	108,663
Fifth Third Bancorp	18,441	747,598
First Citizens BancShares, Inc., Class A	163	141,396
First Hawaiian, Inc.	3,334	91,552
First Horizon Corp.	14,124	258,328
First Republic Bank	4,479	820,732
Huntington Bancshares, Inc.	26,218	401,660
JPMorgan Chase & Co.	78,676	12,101,156
KeyCorp	25,242	549,266
M&T Bank Corp.	3,312	522,269
MGIC Investment Corp.	8,778	133,777
New York Community Bancorp, Inc.	11,563	138,293
PacWest Bancorp	2,991	129,839
People's United Financial, Inc.	11,004	199,502
Pinnacle Financial Partners, Inc.	1,917	168,006
Popular, Inc.	2,164	160,049
Prosperity Bancshares, Inc.	2,307	169,242
Regions Financial Corp.	24,962	544,172
Rocket Cos., Inc., Class A	1,675	37,604
Signature Bank	1,459	366,953
Sterling Bancorp	5,053	126,982
SVB Financial Group *	1,333	762,249
Synovus Financial Corp.	3,794	177,787
TCF Financial Corp.	3,894	177,255
TFS Financial Corp.	1,202	23,511
The PNC Financial Services Group, Inc.	11,010	2,058,319
Truist Financial Corp.	34,973	2,074,249
U.S. Bancorp	35,288	2,094,343
Umpqua Holdings Corp.	5,638	105,092
Webster Financial Corp.	2,315	122,487
Wells Fargo & Co.	98,575	4,440,804
Security	Number of Shares	Value ($)
Western Alliance Bancorp	2,541	266,983
Wintrust Financial Corp.	1,468	113,183
Zions Bancorp NA	4,163	232,295
		44,390,403

Capital Goods 9.7%
3M Co.	4,962	978,209
A.O. Smith Corp.	3,427	232,179
Acuity Brands, Inc.	922	171,049
AECOM *	3,665	243,466
AGCO Corp.	1,597	233,034
Air Lease Corp.	2,752	128,546
Allegion plc	827	111,132
Allison Transmission Holdings, Inc.	1,047	43,419
AMETEK, Inc.	5,943	801,889
Armstrong World Industries, Inc.	776	80,432
Array Technologies, Inc. *	2,897	81,580
BWX Technologies, Inc.	873	58,421
Carlisle Cos., Inc.	1,356	259,877
Carrier Global Corp.	14,437	629,164
Caterpillar, Inc.	14,062	3,207,683
Colfax Corp. *	2,869	129,650
Crane Co.	1,266	119,080
Cummins, Inc.	3,823	963,549
Curtiss-Wright Corp.	1,074	137,365
Deere & Co.	7,321	2,714,993
Donaldson Co., Inc.	2,954	185,748
Dover Corp.	3,731	556,628
Eaton Corp. plc	10,382	1,483,899
Emerson Electric Co.	15,450	1,398,070
Fastenal Co.	2,829	147,900
Flowserve Corp.	3,362	133,270
Fortive Corp.	7,720	546,730
Fortune Brands Home & Security, Inc.	3,574	375,199
Gates Industrial Corp. plc *	1,715	29,584
Generac Holdings, Inc. *	143	46,325
General Dynamics Corp.	6,587	1,253,045
General Electric Co.	225,718	2,961,420
Graco, Inc.	2,155	165,504
GrafTech International Ltd.	4,434	56,400
HEICO Corp.	219	30,835
HEICO Corp., Class A	400	50,512
Hexcel Corp. *	2,165	122,128
Honeywell International, Inc.	18,236	4,067,357
Howmet Aerospace, Inc. *	10,195	325,832
Hubbell, Inc.	1,398	268,430
Huntington Ingalls Industries, Inc.	923	195,971
IDEX Corp.	1,953	437,863
Illinois Tool Works, Inc.	4,546	1,047,671
Ingersoll Rand, Inc. *	8,983	443,850
ITT, Inc.	2,229	210,217
Johnson Controls International plc	18,854	1,175,358
L3Harris Technologies, Inc.	5,446	1,139,467
Lennox International, Inc.	894	299,794
Lincoln Electric Holdings, Inc.	846	108,330
Masco Corp.	6,658	425,313
Mercury Systems, Inc. *	262	19,713

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MSC Industrial Direct Co., Inc., Class A	1,203	108,462
Nordson Corp.	270	57,081
Northrop Grumman Corp.	327	115,902
nVent Electric plc	4,036	122,896
Oshkosh Corp.	1,757	218,623
Otis Worldwide Corp.	10,583	824,098
Owens Corning	2,776	268,745
PACCAR, Inc.	8,795	790,495
Parker-Hannifin Corp.	3,320	1,041,849
Pentair plc	4,273	275,651
Quanta Services, Inc.	2,835	273,974
Raytheon Technologies Corp.	37,030	3,082,377
Regal Beloit Corp.	1,057	152,663
Rockwell Automation, Inc.	1,546	408,546
Roper Technologies, Inc.	2,330	1,040,205
Sensata Technologies Holding plc *	4,020	232,115
Shoals Technologies Group, Inc., Class A *	2,110	67,668
Snap-on, Inc.	1,390	330,264
Spirit AeroSystems Holdings, Inc., Class A	2,715	124,048
Stanley Black & Decker, Inc.	3,998	826,666
Teledyne Technologies, Inc. *	938	419,989
Textron, Inc.	5,920	380,301
The AZEK Co., Inc. *	1,993	96,222
The Boeing Co. *	13,872	3,250,348
The Middleby Corp. *	1,433	259,832
The Timken Co.	1,655	138,805
The Toro Co.	283	32,432
Trane Technologies plc	6,194	1,076,703
TransDigm Group, Inc. *	1,067	654,861
Trinity Industries, Inc.	2,264	62,577
United Rentals, Inc. *	1,868	597,667
Univar Solutions, Inc. *	4,308	100,592
Valmont Industries, Inc.	543	134,040
Virgin Galactic Holdings, Inc. *	203	4,496
W.W. Grainger, Inc.	301	130,496
Watsco, Inc.	845	247,467
Westinghouse Air Brake Technologies Corp.	4,694	385,237
Woodward, Inc.	1,462	182,765
Xylem, Inc.	4,646	514,080
		50,064,318

Commercial & Professional Services 1.0%
ADT, Inc.	4,023	37,012
CACI International, Inc., Class A *	542	138,134
Cintas Corp.	257	88,701
Clean Harbors, Inc. *	1,343	119,473
CoreLogic, Inc.	1,787	142,424
Driven Brands Holdings, Inc. *	822	23,443
Dun & Bradstreet Holdings, Inc. *	1,874	44,526
Equifax, Inc.	813	186,364
FTI Consulting, Inc. *	912	126,631
IAA, Inc. *	2,672	167,828
IHS Markit Ltd.	4,687	504,227
Jacobs Engineering Group, Inc.	3,355	448,262
Leidos Holdings, Inc.	3,153	319,336
ManpowerGroup, Inc.	1,507	182,181
MSA Safety, Inc.	739	118,802
Nielsen Holdings plc	9,187	235,647
Republic Services, Inc.	5,439	578,166
Robert Half International, Inc.	2,852	249,864
Rollins, Inc.	688	25,649
Science Applications International Corp.	1,320	118,034
Stericycle, Inc. *	2,377	181,318
TransUnion	428	44,764
Waste Management, Inc.	9,544	1,316,786
		5,397,572

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.6%
Brunswick Corp.	2,055	220,152
Capri Holdings Ltd. *	3,710	204,347
Carter's, Inc. *	1,109	120,648
Columbia Sportswear Co.	758	82,630
D.R. Horton, Inc.	8,572	842,542
Garmin Ltd.	3,884	533,040
Hanesbrands, Inc.	8,977	189,056
Hasbro, Inc.	3,309	329,080
Leggett & Platt, Inc.	3,434	170,567
Lennar Corp., Class A	7,023	727,583
Lennar Corp., Class B	401	32,309
Mattel, Inc. *	3,582	76,870
Mohawk Industries, Inc. *	1,510	310,305
Newell Brands, Inc.	9,956	268,414
NVR, Inc. *	78	391,412
Peloton Interactive, Inc., Class A *	4,998	491,553
Polaris, Inc.	1,346	188,480
PulteGroup, Inc.	6,935	409,997
PVH Corp. *	1,809	204,743
Ralph Lauren Corp. *	1,211	161,414
Skechers U.S.A., Inc., Class A *	3,493	169,375
Tapestry, Inc. *	7,150	342,127
Tempur Sealy International, Inc.	1,235	47,103
Toll Brothers, Inc.	2,909	182,394
Under Armour, Inc., Class A *	4,869	118,365
Under Armour, Inc., Class C *	5,115	101,840
VF Corp.	7,881	690,848
Whirlpool Corp.	1,602	378,793
		7,985,987

Consumer Services 2.8%
2U, Inc. *	1,226	48,120
Aramark	5,949	231,238
Bright Horizons Family Solutions, Inc. *	467	67,636
Carnival Corp. *	15,742	440,146
Choice Hotels International, Inc. *	907	103,217
Darden Restaurants, Inc.	3,381	496,060
Expedia Group, Inc. *	3,181	560,588
Extended Stay America, Inc.	4,621	91,912
frontdoor, Inc. *	1,847	98,870
Graham Holdings Co., Class B	101	64,197
Grand Canyon Education, Inc. *	1,206	130,598
H&R Block, Inc.	1,401	31,186
Hilton Worldwide Holdings, Inc. *	7,078	910,939
Hyatt Hotels Corp., Class A *	919	75,661
Las Vegas Sands Corp. *	4,940	302,624
Marriott International, Inc., Class A *	6,971	1,035,333
McDonald's Corp.	16,570	3,911,845
MGM Resorts International	12,232	498,087
Norwegian Cruise Line Holdings Ltd. *	9,363	290,721
Planet Fitness, Inc., Class A *	912	76,599
Royal Caribbean Cruises Ltd. *	5,121	445,271
Service Corp. International	4,361	233,052
Six Flags Entertainment Corp. *	1,969	92,504
Starbucks Corp.	12,840	1,470,051
Terminix Global Holdings, Inc. *	3,432	174,654
Travel & Leisure Co.	2,172	140,159
Vail Resorts, Inc. *	954	310,203
Wyndham Hotels & Resorts, Inc.	2,380	174,002
Wynn Resorts Ltd. *	2,041	262,064
Yum China Holdings, Inc.	9,676	608,814
Yum! Brands, Inc.	7,229	864,010
		14,240,361

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diversified Financials 8.8%
Affiliated Managers Group, Inc.	1,167	188,085
AGNC Investment Corp.	14,057	252,042
Ally Financial, Inc.	9,688	498,448
American Express Co.	16,985	2,604,650
Ameriprise Financial, Inc.	3,062	791,221
Annaly Capital Management, Inc.	36,436	330,839
Apollo Global Management, Inc.	2,211	122,423
Berkshire Hathaway, Inc., Class B *	48,862	13,434,607
BlackRock, Inc.	3,823	3,132,184
Capital One Financial Corp.	11,747	1,751,243
Cboe Global Markets, Inc.	2,180	227,527
CME Group, Inc.	9,219	1,862,146
Credit Acceptance Corp. *	225	88,828
Discover Financial Services	7,949	906,186
Equitable Holdings, Inc.	10,423	356,779
Evercore, Inc., Class A	1,021	143,073
Franklin Resources, Inc.	7,132	213,960
Interactive Brokers Group, Inc., Class A	1,889	135,101
Intercontinental Exchange, Inc.	9,320	1,097,057
Invesco Ltd.	9,801	264,627
Jefferies Financial Group, Inc.	5,753	187,030
KKR & Co., Inc.	14,095	797,495
Lazard Ltd., Class A	2,636	118,594
LendingTree, Inc. *	16	3,304
LPL Financial Holdings, Inc.	1,874	293,656
Morgan Stanley	36,294	2,996,070
Morningstar, Inc.	88	23,321
Nasdaq, Inc.	2,962	478,481
New Residential Investment Corp.	11,744	125,896
Northern Trust Corp.	4,990	567,862
OneMain Holdings, Inc.	1,887	107,314
Raymond James Financial, Inc.	3,186	416,665
S&P Global, Inc.	2,564	1,000,960
Santander Consumer USA Holdings, Inc.	1,891	64,180
SEI Investments Co.	2,920	179,405
SLM Corp.	7,464	146,742
Starwood Property Trust, Inc.	7,123	183,916
State Street Corp.	9,134	766,799
Synchrony Financial	15,126	661,611
T. Rowe Price Group, Inc.	4,380	784,896
The Bank of New York Mellon Corp.	20,728	1,033,913
The Carlyle Group, Inc.	2,752	117,400
The Charles Schwab Corp. (a)	35,766	2,517,926
The Goldman Sachs Group, Inc.	8,603	2,997,715
Tradeweb Markets, Inc., Class A	340	27,635
Upstart Holdings, Inc. *	274	29,871
Virtu Financial, Inc., Class A	151	4,474
Voya Financial, Inc.	3,189	216,278
		45,250,435

Energy 4.9%
Antero Midstream Corp.	7,423	64,135
APA Corp.	9,848	196,960
Baker Hughes Co.	17,042	342,203
Cabot Oil & Gas Corp.	10,119	168,684
Chevron Corp.	50,022	5,155,768
Cimarex Energy Co.	2,611	172,848
ConocoPhillips	35,275	1,803,964
Continental Resources, Inc. *	1,950	53,118
Devon Energy Corp.	15,304	357,808
Diamondback Energy, Inc.	4,403	359,857
EOG Resources, Inc.	15,116	1,113,142
EQT Corp. *	7,130	136,183
Equitrans Midstream Corp.	9,743	79,503
Exxon Mobil Corp.	109,930	6,292,393
Security	Number of Shares	Value ($)
Halliburton Co.	22,950	448,902
Helmerich & Payne, Inc.	2,756	70,636
Hess Corp.	7,135	531,629
HollyFrontier Corp.	3,845	134,575
Kinder Morgan, Inc.	50,439	859,985
Marathon Oil Corp.	20,352	229,164
Marathon Petroleum Corp.	16,785	934,085
Murphy Oil Corp.	3,800	64,334
NOV, Inc. *	10,000	149,500
Occidental Petroleum Corp.	21,791	552,620
ONEOK, Inc.	11,495	601,648
Phillips 66	11,321	915,982
Pioneer Natural Resources Co.	5,234	805,146
Schlumberger N.V.	36,029	974,585
Targa Resources Corp.	5,844	202,728
The Williams Cos., Inc.	31,520	767,827
Valero Energy Corp.	10,571	781,831
		25,321,743

Food & Staples Retailing 1.6%
Albertsons Cos., Inc., Class A	2,555	47,446
Casey's General Stores, Inc.	957	212,636
Costco Wholesale Corp.	1,341	498,973
Grocery Outlet Holding Corp. *	903	36,472
Sprouts Farmers Market, Inc. *	506	12,959
Sysco Corp.	3,611	305,960
The Kroger Co.	19,665	718,559
U.S. Foods Holding Corp. *	5,689	235,866
Walgreens Boots Alliance, Inc.	18,795	998,015
Walmart, Inc.	36,195	5,064,042
		8,130,928

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	27,248	1,301,092
Archer-Daniels-Midland Co.	14,362	906,673
Beyond Meat, Inc. *	265	34,895
Brown-Forman Corp., Class A	180	12,843
Brown-Forman Corp., Class B	678	51,718
Bunge Ltd.	3,503	295,723
Campbell Soup Co.	2,559	122,192
Conagra Brands, Inc.	12,615	467,890
Constellation Brands, Inc., Class A	4,194	1,007,902
Flowers Foods, Inc.	5,071	121,501
General Mills, Inc.	15,752	958,667
Hormel Foods Corp.	7,249	334,904
Ingredion, Inc.	1,748	163,281
Kellogg Co.	4,289	267,719
Keurig Dr Pepper, Inc.	18,156	650,893
Lamb Weston Holdings, Inc.	2,931	235,946
McCormick & Co., Inc. - Non Voting Shares	2,845	257,074
Molson Coors Beverage Co., Class B *	4,591	252,276
Mondelez International, Inc., Class A	36,256	2,204,727
PepsiCo, Inc.	9,590	1,382,494
Philip Morris International, Inc.	40,419	3,839,805
Pilgrim's Pride Corp. *	911	21,828
Post Holdings, Inc. *	1,566	178,180
Seaboard Corp.	7	25,046
The Coca-Cola Co.	41,476	2,238,875
The Hain Celestial Group, Inc. *	2,184	89,566
The Hershey Co.	873	143,434
The JM Smucker Co.	2,865	375,286
The Kraft Heinz Co.	16,787	693,135
TreeHouse Foods, Inc. *	1,429	68,020
Tyson Foods, Inc., Class A	7,463	578,009
		19,281,594

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.6%
Abbott Laboratories	27,659	3,321,293
Acadia Healthcare Co., Inc. *	2,274	138,532
American Well Corp., Class A *	385	5,925
AmerisourceBergen Corp.	1,959	236,647
Anthem, Inc.	4,804	1,822,590
Baxter International, Inc.	7,681	658,185
Becton, Dickinson & Co.	7,484	1,862,094
Boston Scientific Corp. *	37,107	1,617,865
Centene Corp. *	10,513	649,073
Certara, Inc. *	585	18,609
Change Healthcare, Inc. *	1,629	37,386
Cigna Corp.	6,520	1,623,545
CVS Health Corp.	33,956	2,594,238
Danaher Corp.	16,262	4,129,572
DaVita, Inc. *	1,613	187,963
DENTSPLY SIRONA, Inc.	5,673	382,984
Encompass Health Corp.	1,390	117,955
Envista Holdings Corp. *	4,139	179,136
Globus Medical, Inc., Class A *	1,960	140,669
Haemonetics Corp. *	96	6,457
HCA Healthcare, Inc.	3,314	666,313
Henry Schein, Inc. *	3,703	268,467
Hill-Rom Holdings, Inc.	1,528	168,416
Hologic, Inc. *	1,994	130,707
Humana, Inc.	2,071	922,092
ICU Medical, Inc. *	373	77,685
Integra LifeSciences Holdings Corp. *	1,849	136,974
Laboratory Corp. of America Holdings *	2,377	631,973
McKesson Corp.	1,049	196,750
Medtronic plc	34,842	4,561,515
Molina Healthcare, Inc. *	503	128,315
Oak Street Health, Inc. *	1,096	67,546
Premier, Inc., Class A	3,115	110,115
Quest Diagnostics, Inc.	3,459	456,173
Signify Health, Inc., Class A *	172	4,876
STERIS plc	2,069	436,600
Stryker Corp.	6,063	1,592,326
Tandem Diabetes Care, Inc. *	164	15,072
Teladoc Health, Inc. *	179	30,851
Teleflex, Inc.	445	188,004
The Cooper Cos., Inc.	1,110	456,088
UnitedHealth Group, Inc.	4,120	1,643,056
Universal Health Services, Inc., Class B	1,905	282,721
Zimmer Biomet Holdings, Inc.	5,373	951,881
		33,855,234

Household & Personal Products 1.6%
Colgate-Palmolive Co.	21,871	1,764,990
Coty, Inc., Class A *	7,561	75,686
Energizer Holdings, Inc.	338	16,663
Herbalife Nutrition Ltd. *	2,039	93,325
Kimberly-Clark Corp.	8,816	1,175,349
Nu Skin Enterprises, Inc., Class A	1,281	67,714
Reynolds Consumer Products, Inc.	956	28,030
Spectrum Brands Holdings, Inc.	1,098	96,778
The Clorox Co.	943	172,097
The Estee Lauder Cos., Inc., Class A	622	195,183
The Procter & Gamble Co.	35,007	4,670,634
		8,356,449

Insurance 3.6%
Aflac, Inc.	17,769	954,728
Alleghany Corp. *	324	219,986
American Financial Group, Inc.	1,846	226,800
Security	Number of Shares	Value ($)
American International Group, Inc.	22,371	1,083,875
American National Group, Inc.	189	21,423
Arch Capital Group Ltd. *	10,218	405,757
Arthur J. Gallagher & Co.	4,953	717,937
Assurant, Inc.	1,526	237,446
Assured Guaranty Ltd.	2,044	103,937
Athene Holding Ltd., Class A *	2,970	177,220
Axis Capital Holdings Ltd.	1,955	109,089
Brighthouse Financial, Inc. *	2,256	105,558
Brown & Brown, Inc.	5,778	307,274
Chubb Ltd.	11,672	2,002,798
Cincinnati Financial Corp.	3,890	438,325
CNA Financial Corp.	734	34,447
Erie Indemnity Co., Class A	280	59,926
Everest Re Group Ltd.	1,021	282,766
Fidelity National Financial, Inc.	7,131	325,316
First American Financial Corp.	2,818	181,761
Globe Life, Inc.	2,669	273,546
GoHealth, Inc., Class A *	1,069	12,753
Kemper Corp.	1,599	124,818
Lemonade, Inc. *(b)	855	77,292
Lincoln National Corp.	4,364	279,863
Loews Corp.	5,890	328,368
Markel Corp. *	351	412,923
Marsh & McLennan Cos., Inc.	2,930	397,601
Mercury General Corp.	688	42,842
MetLife, Inc.	19,634	1,249,311
Old Republic International Corp.	7,352	181,006
Primerica, Inc.	385	61,511
Principal Financial Group, Inc.	7,045	449,964
Prudential Financial, Inc.	10,256	1,029,292
Reinsurance Group of America, Inc.	1,750	228,428
RenaissanceRe Holdings Ltd.	864	145,852
The Allstate Corp.	7,873	998,296
The Hanover Insurance Group, Inc.	942	130,288
The Hartford Financial Services Group, Inc.	9,276	611,845
The Progressive Corp.	10,808	1,088,798
The Travelers Cos., Inc.	6,560	1,014,570
Unum Group	5,233	147,885
W.R. Berkley Corp.	3,600	286,992
White Mountains Insurance Group Ltd.	78	90,904
Willis Towers Watson plc	3,338	864,075
		18,525,392

Materials 4.8%
Air Products & Chemicals, Inc.	5,006	1,444,131
Albemarle Corp.	3,003	505,014
Amcor plc	34,793	408,818
AptarGroup, Inc.	1,673	252,305
Ardagh Group S.A.	502	13,484
Ashland Global Holdings, Inc.	1,433	123,539
Avery Dennison Corp.	1,274	272,853
Axalta Coating Systems Ltd. *	5,468	174,374
Ball Corp.	535	50,097
Berry Global Group, Inc. *	2,305	146,644
Cabot Corp.	1,426	78,259
Celanese Corp.	2,949	461,961
CF Industries Holdings, Inc.	5,531	268,973
Corteva, Inc.	19,450	948,382
Crown Holdings, Inc.	3,018	331,376
Dow, Inc.	19,265	1,204,062
DuPont de Nemours, Inc.	13,947	1,075,453
Eagle Materials, Inc. *	1,063	146,843
Eastman Chemical Co.	3,517	405,827
Ecolab, Inc.	5,179	1,160,717
Element Solutions, Inc.	5,614	122,834
FMC Corp.	2,699	319,130

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc.	37,605	1,418,085
Graphic Packaging Holding Co.	5,327	98,816
Huntsman Corp.	5,149	147,622
International Flavors & Fragrances, Inc.	6,463	918,845
International Paper Co.	10,213	592,354
Linde plc	13,642	3,899,429
LyondellBasell Industries N.V., Class A	6,652	690,078
Martin Marietta Materials, Inc.	1,612	569,229
NewMarket Corp.	32	11,091
Newmont Corp.	20,847	1,301,061
Nucor Corp.	7,812	642,615
Olin Corp.	3,695	158,996
Packaging Corp. of America	2,422	357,608
PPG Industries, Inc.	6,118	1,047,646
Reliance Steel & Aluminum Co.	1,647	264,031
Royal Gold, Inc.	482	53,917
RPM International, Inc.	549	52,067
Sealed Air Corp.	4,021	198,637
Silgan Holdings, Inc.	2,017	85,057
Sonoco Products Co.	2,610	170,851
Southern Copper Corp.	2,122	147,288
Steel Dynamics, Inc.	5,200	281,944
The Chemours Co.	4,255	128,501
The Mosaic Co.	8,920	313,806
The Scotts Miracle-Gro Co.	68	15,719
Valvoline, Inc.	4,704	147,706
Vulcan Materials Co.	3,427	610,828
W.R. Grace & Co.	926	63,644
Westlake Chemical Corp.	891	83,656
WestRock Co.	6,777	377,818
		24,764,021

Media & Entertainment 6.3%
Activision Blizzard, Inc.	12,006	1,094,827
Alphabet, Inc., Class A *	1,747	4,111,565
Alphabet, Inc., Class C *	1,691	4,075,513
Charter Communications, Inc., Class A *	351	236,381
Comcast Corp., Class A	117,700	6,608,855
Discovery, Inc., Class A *	4,080	153,653
Discovery, Inc., Class C *	8,059	260,386
DISH Network Corp., Class A *	6,371	285,357
Electronic Arts, Inc.	6,383	906,897
Fox Corp., Class A	8,606	322,037
Fox Corp., Class B	4,122	149,958
John Wiley & Sons, Inc., Class A	1,099	62,577
Liberty Broadband Corp., Class A *	641	101,066
Liberty Broadband Corp., Class C *	4,144	674,312
Liberty Media Corp. - Liberty Formula One, Class A *	643	26,633
Liberty Media Corp. - Liberty Formula One, Class C *	5,112	239,957
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,872	84,596
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,002	181,010
Lions Gate Entertainment Corp., Class A *	1,637	23,687
Lions Gate Entertainment Corp., Class B *	3,028	38,153
Madison Square Garden Entertainment Corp. *	486	44,036
Madison Square Garden Sports Corp. *	484	89,463
News Corp., Class A	10,101	264,596
News Corp., Class B	3,102	75,410
Nexstar Media Group, Inc., Class A	357	52,625
Omnicom Group, Inc.	5,524	454,404
Pinterest, Inc., Class A *	1,775	117,807
Playtika Holding Corp. *	989	27,474
Security	Number of Shares	Value ($)
Sirius XM Holdings, Inc.	11,611	70,827
Take-Two Interactive Software, Inc. *	224	39,285
The Interpublic Group of Cos., Inc.	10,036	318,643
The New York Times Co., Class A	4,202	190,813
The Walt Disney Co. *	46,945	8,732,709
TripAdvisor, Inc. *	2,602	122,632
Twitter, Inc. *	20,226	1,116,880
ViacomCBS, Inc., Class A	268	12,114
ViacomCBS, Inc., Class B	14,572	597,743
Zillow Group, Inc., Class A *	1,350	180,023
Zillow Group, Inc., Class C *	3,346	435,382
Zynga, Inc., Class A *	4,082	44,167
		32,624,453

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	2,755	307,182
Acceleron Pharma, Inc. *	78	9,748
Agilent Technologies, Inc.	7,237	967,153
Agios Pharmaceuticals, Inc. *	1,439	80,296
Alexion Pharmaceuticals, Inc. *	4,667	787,230
Alkermes plc *	4,109	90,419
Berkeley Lights, Inc. *	282	13,849
Bio-Rad Laboratories, Inc., Class A *	546	344,051
Bio-Techne Corp.	57	24,367
Biogen, Inc. *	2,747	734,356
BioMarin Pharmaceutical, Inc. *	434	33,817
Bluebird Bio, Inc. *	914	27,420
Bristol-Myers Squibb Co.	37,468	2,338,753
Bruker Corp.	1,539	105,452
Catalent, Inc. *	4,203	472,711
Charles River Laboratories International, Inc. *	148	49,203
Elanco Animal Health, Inc. *	11,793	373,956
Exact Sciences Corp. *	510	67,228
Exelixis, Inc. *	5,108	125,759
Gilead Sciences, Inc.	32,614	2,070,011
Horizon Therapeutics plc *	378	35,766
Ionis Pharmaceuticals, Inc. *	1,699	72,751
IQVIA Holdings, Inc. *	3,063	718,855
Jazz Pharmaceuticals plc *	1,432	235,421
Johnson & Johnson	59,317	9,652,655
Maravai LifeSciences Holdings, Inc., Class A *	646	25,136
Merck & Co., Inc.	8,271	616,189
Mettler-Toledo International, Inc. *	36	47,280
Nektar Therapeutics *	4,474	87,735
PerkinElmer, Inc.	2,331	302,168
Perrigo Co., plc	3,514	146,288
Pfizer, Inc.	144,456	5,583,224
PPD, Inc. *	613	28,321
PRA Health Sciences, Inc. *	243	40,554
QIAGEN N.V. *	5,815	279,876
Reata Pharmaceuticals, Inc., Class A *	76	7,706
Royalty Pharma plc, Class A	4,751	209,044
Sage Therapeutics, Inc. *	1,233	97,111
Sana Biotechnology, Inc. *	188	4,042
Sotera Health Co. *	949	24,446
Syneos Health, Inc. *	1,879	159,433
Thermo Fisher Scientific, Inc.	4,239	1,993,305
United Therapeutics Corp. *	1,129	227,561
Viatris, Inc. *	31,300	416,290
Waters Corp. *	1,470	440,809
Zoetis, Inc.	1,168	202,099
		30,677,026

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 4.5%
Alexandria Real Estate Equities, Inc.	3,516	636,748
American Campus Communities, Inc.	3,572	161,490
American Homes 4 Rent, Class A	7,107	263,243
Americold Realty Trust	5,525	223,155
Apartment Income REIT Corp.	3,846	173,647
Apartment Investment & Management Co., Class A	3,872	26,872
Apple Hospitality REIT, Inc.	5,488	87,040
AvalonBay Communities, Inc.	3,649	700,608
Boston Properties, Inc.	4,036	441,337
Brandywine Realty Trust	4,327	58,544
Brixmor Property Group, Inc.	7,718	172,420
Brookfield Property REIT, Inc., Class A	150	2,698
Camden Property Trust	2,439	293,851
CBRE Group, Inc., Class A *	8,656	737,491
CoreSite Realty Corp.	331	40,213
Corporate Office Properties Trust	2,864	80,307
Cousins Properties, Inc.	3,821	140,116
Crown Castle International Corp.	725	137,068
CubeSmart	4,988	211,192
CyrusOne, Inc.	3,115	226,865
Digital Realty Trust, Inc.	7,245	1,117,976
Douglas Emmett, Inc.	4,299	144,188
Duke Realty Corp.	9,540	443,801
Empire State Realty Trust, Inc., Class A	3,695	42,086
EPR Properties *	1,930	92,080
Equity Commonwealth	3,019	86,947
Equity LifeStyle Properties, Inc.	2,662	184,743
Equity Residential	9,532	707,560
Essex Property Trust, Inc.	1,687	490,107
Extra Space Storage, Inc.	985	146,460
Federal Realty Investment Trust	1,971	222,408
First Industrial Realty Trust, Inc.	3,341	166,282
Gaming & Leisure Properties, Inc.	5,648	262,576
Healthcare Trust of America, Inc., Class A	5,668	166,469
Healthpeak Properties, Inc.	13,981	480,108
Highwoods Properties, Inc.	2,638	118,156
Host Hotels & Resorts, Inc. *	18,092	328,551
Hudson Pacific Properties, Inc.	3,887	109,264
Invitation Homes, Inc.	14,521	509,106
Iron Mountain, Inc.	3,050	122,366
JBG SMITH Properties	3,158	102,982
Jones Lang LaSalle, Inc. *	1,327	249,357
Kilroy Realty Corp.	3,005	205,963
Kimco Realty Corp.	10,721	225,141
Lamar Advertising Co., Class A	2,228	220,661
Life Storage, Inc.	1,924	184,819
Medical Properties Trust, Inc.	14,874	327,972
Mid-America Apartment Communities, Inc.	2,954	464,753
National Retail Properties, Inc.	4,502	208,983
Omega Healthcare Investors, Inc.	5,971	226,898
Outfront Media, Inc. *	3,767	91,802
Paramount Group, Inc.	4,916	52,159
Park Hotels & Resorts, Inc. *	6,085	135,756
Prologis, Inc.	19,112	2,227,121
Public Storage	1,359	382,096
Rayonier, Inc.	3,445	124,985
Realty Income Corp.	9,695	670,409
Regency Centers Corp.	4,367	278,003
Rexford Industrial Realty, Inc.	3,409	189,370
SBA Communications Corp.	2,481	743,605
Simon Property Group, Inc.	1,796	218,645
SL Green Realty Corp.	1,818	134,550
Spirit Realty Capital, Inc.	2,948	140,148
STORE Capital Corp.	6,261	224,081
Sun Communities, Inc.	2,744	457,781
Security	Number of Shares	Value ($)
The Howard Hughes Corp. *	1,018	109,883
UDR, Inc.	7,615	353,717
Ventas, Inc.	9,692	537,518
VEREIT, Inc.	5,664	270,966
VICI Properties, Inc.	13,833	438,506
Vornado Realty Trust	4,552	208,254
Weingarten Realty Investors	3,160	102,194
Welltower, Inc.	10,845	813,700
Weyerhaeuser Co.	19,370	750,975
WP Carey, Inc.	4,498	336,855
		23,166,747

Retailing 2.5%
Advance Auto Parts, Inc.	1,691	338,471
AutoNation, Inc. *	1,488	152,490
AutoZone, Inc. *	242	354,317
Best Buy Co., Inc.	4,853	564,258
Burlington Stores, Inc. *	180	58,739
CarMax, Inc. *	3,907	520,569
Dick's Sporting Goods, Inc.	1,603	132,376
Dollar Tree, Inc. *	3,179	365,267
eBay, Inc.	1,424	79,445
Foot Locker, Inc.	2,667	157,300
Genuine Parts Co.	3,636	454,391
GrubHub, Inc. *	2,143	145,810
Kohl's Corp.	4,097	240,330
L Brands, Inc. *	5,947	391,907
Leslie's, Inc. *	1,227	34,871
LKQ Corp. *	7,862	367,234
Nordstrom, Inc. *	2,812	103,144
Ollie's Bargain Outlet Holdings, Inc. *	159	14,671
Penske Automotive Group, Inc.	810	71,029
Petco Health & Wellness Co., Inc. *	686	16,203
Qurate Retail, Inc. Class A	9,928	118,143
Ross Stores, Inc.	1,738	227,574
Target Corp.	12,980	2,690,235
The Gap, Inc.	4,703	155,669
The Home Depot, Inc.	13,950	4,515,197
The TJX Cos., Inc.	5,922	420,462
Ulta Beauty, Inc. *	100	32,935
Vroom, Inc. *	530	24,523
Wayfair, Inc., Class A *	165	48,769
Williams-Sonoma, Inc.	1,664	284,128
		13,080,457

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	2,183	178,176
Allegro MicroSystems, Inc. *	724	17,868
Analog Devices, Inc.	8,396	1,285,931
Broadcom, Inc.	535	244,067
Cirrus Logic, Inc. *	1,506	112,061
Cree, Inc. *	2,859	284,242
Entegris, Inc.	213	23,980
First Solar, Inc. *	2,371	181,453
Intel Corp.	106,570	6,130,972
Marvell Technology, Inc.	17,281	781,274
Maxim Integrated Products, Inc.	4,599	432,306
Microchip Technology, Inc.	1,625	244,221
Micron Technology, Inc. *	28,881	2,485,788
MKS Instruments, Inc.	343	61,435
ON Semiconductor Corp. *	10,523	410,397
Qorvo, Inc. *	2,961	557,171
Skyworks Solutions, Inc.	4,276	775,367
Texas Instruments, Inc.	11,966	2,159,983
		16,366,692

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Software & Services 3.1%
Akamai Technologies, Inc. *	722	78,481
Alliance Data Systems Corp.	1,217	143,424
Amdocs Ltd.	3,354	257,386
Aspen Technology, Inc. *	117	15,308
Autodesk, Inc. *	1,905	556,089
Automatic Data Processing, Inc.	1,566	292,826
BigCommerce Holdings, Inc. *	185	11,089
C3.ai, Inc., Class A *	67	4,439
CDK Global, Inc.	2,736	146,622
Ceridian HCM Holding, Inc. *	900	85,032
Citrix Systems, Inc.	2,319	287,208
Cognizant Technology Solutions Corp., Class A	12,884	1,035,874
Concentrix Corp. *	1,082	168,121
Crowdstrike Holdings, Inc., Class A *	1,095	228,319
Datto Holding Corp. *	265	6,771
Dolby Laboratories, Inc., Class A	1,464	148,552
Duck Creek Technologies, Inc. *	310	12,890
DXC Technology Co. *	6,542	215,297
Euronet Worldwide, Inc. *	1,311	188,037
Fidelity National Information Services, Inc.	16,036	2,451,904
FireEye, Inc. *	4,555	90,531
Fiserv, Inc. *	10,510	1,262,461
Genpact Ltd.	2,969	141,117
Global Payments, Inc.	7,730	1,659,090
Guidewire Software, Inc. *	1,760	185,698
International Business Machines Corp.	23,078	3,274,307
Jack Henry & Associates, Inc.	433	70,505
Jamf Holding Corp. *	531	19,392
JFrog Ltd. *	48	2,353
Manhattan Associates, Inc. *	168	23,056
McAfee Corp., Class A	514	12,480
nCino, Inc. *	197	12,882
Nuance Communications, Inc. *	7,398	393,352
Oracle Corp.	5,749	435,717
Paychex, Inc.	1,755	171,095
Pegasystems, Inc.	109	13,837
Sabre Corp. *	8,240	123,435
salesforce.com, Inc. *	1,666	383,713
SolarWinds Corp. *	1,185	19,979
SS&C Technologies Holdings, Inc.	4,597	341,189
Synopsys, Inc. *	283	69,918
Teradata Corp. *	632	31,265
The Western Union Co.	8,561	220,531
Twilio, Inc., Class A *	628	230,978
Unity Software, Inc. *	131	13,307
VeriSign, Inc. *	1,065	232,990
WEX, Inc. *	1,039	213,213
		15,982,060

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	6,145	413,804
Arista Networks, Inc. *	268	84,466
Arrow Electronics, Inc. *	1,926	219,699
Avnet, Inc.	2,544	111,732
Ciena Corp. *	3,981	200,921
Cisco Systems, Inc.	110,313	5,616,035
Coherent, Inc. *	112	29,119
CommScope Holding Co., Inc. *	4,755	78,220
Corning, Inc.	19,448	859,796
Dell Technologies, Inc., Class C *	6,375	626,854
EchoStar Corp., Class A *	1,269	31,027
F5 Networks, Inc. *	1,595	297,882
FLIR Systems, Inc.	3,371	202,159
Hewlett Packard Enterprise Co.	33,497	536,622
Security	Number of Shares	Value ($)
HP, Inc.	33,493	1,142,446
IPG Photonics Corp. *	856	185,846
Jabil, Inc.	3,106	162,817
Juniper Networks, Inc.	8,559	217,313
Keysight Technologies, Inc. *	3,223	465,240
Littelfuse, Inc.	613	162,592
Lumentum Holdings, Inc. *	1,742	148,157
Motorola Solutions, Inc.	3,963	746,233
National Instruments Corp.	3,318	137,398
NCR Corp. *	3,301	151,021
NetApp, Inc.	2,620	195,688
Pure Storage, Inc., Class A *	2,713	54,857
SYNNEX Corp.	1,072	129,926
Trimble, Inc. *	6,473	530,786
Ubiquiti, Inc.	36	10,272
ViaSat, Inc. *	1,600	82,864
Vontier Corp. *	3,991	125,078
Western Digital Corp. *	7,904	558,259
Xerox Holdings Corp.	4,413	106,530
Zebra Technologies Corp., Class A *	116	56,578
		14,678,237

Telecommunication Services 2.8%
AT&T, Inc.	185,221	5,817,792
Lumen Technologies, Inc.	28,409	364,487
T-Mobile US, Inc. *	14,283	1,887,213
Telephone & Data Systems, Inc.	2,589	59,495
United States Cellular Corp. *	391	13,345
Verizon Communications, Inc.	107,627	6,219,764
		14,362,096

Transportation 2.9%
Alaska Air Group, Inc. *	3,166	218,897
AMERCO	230	137,225
American Airlines Group, Inc. *	16,043	348,454
C.H. Robinson Worldwide, Inc.	2,887	280,270
Copa Holdings S.A., Class A *	806	69,719
CSX Corp.	19,805	1,995,354
Delta Air Lines, Inc. *	16,536	775,869
Expeditors International of Washington, Inc.	1,690	185,663
FedEx Corp.	6,365	1,847,823
JB Hunt Transport Services, Inc.	1,589	271,258
JetBlue Airways Corp. *	8,174	166,423
Kansas City Southern	2,351	686,986
Kirby Corp. *	1,534	97,716
Knight-Swift Transportation Holdings, Inc.	3,266	153,894
Landstar System, Inc.	190	32,733
Lyft, Inc., Class A *	6,537	363,849
Macquarie Infrastructure Corp.	1,921	63,989
Norfolk Southern Corp.	6,536	1,825,113
Old Dominion Freight Line, Inc.	350	90,234
Ryder System, Inc.	1,347	107,545
Schneider National, Inc., Class B	1,512	36,636
Southwest Airlines Co. *	15,271	958,713
Uber Technologies, Inc. *	8,246	451,633
Union Pacific Corp.	8,530	1,894,428
United Airlines Holdings, Inc. *	8,081	439,606
United Parcel Service, Inc., Class B	6,327	1,289,822
XPO Logistics, Inc. *	2,228	309,959
		15,099,811

Utilities 5.0%
Alliant Energy Corp.	6,485	364,262
Ameren Corp.	6,394	542,467
American Electric Power Co., Inc.	12,887	1,143,206

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
American Water Works Co., Inc.	4,704	733,777
Atmos Energy Corp.	3,297	341,536
Avangrid, Inc.	1,463	74,467
CenterPoint Energy, Inc.	13,071	320,109
CMS Energy Corp.	7,414	477,387
Consolidated Edison, Inc.	8,894	688,485
Dominion Energy, Inc.	21,162	1,690,844
DTE Energy Co.	4,979	697,160
Duke Energy Corp.	19,069	1,920,058
Edison International	9,287	552,112
Entergy Corp.	5,214	569,838
Essential Utilities, Inc.	5,819	274,249
Evergy, Inc.	5,876	375,888
Eversource Energy	8,905	767,789
Exelon Corp.	25,246	1,134,555
FirstEnergy Corp.	14,082	533,989
Hawaiian Electric Industries, Inc.	2,762	118,932
IDACORP, Inc.	1,305	133,736
MDU Resources Group, Inc.	5,183	173,423
National Fuel Gas Co.	2,246	111,536
NextEra Energy, Inc.	50,846	3,941,073
NiSource, Inc.	9,957	259,081
NRG Energy, Inc.	4,148	148,581
OGE Energy Corp.	5,195	174,344
PG&E Corp. *	34,440	389,861
Pinnacle West Capital Corp.	2,903	245,739
PPL Corp.	19,997	582,513
Public Service Enterprise Group, Inc.	13,095	827,080
Sempra Energy	7,517	1,034,114
The AES Corp.	17,096	475,611
The Southern Co.	27,411	1,813,786
UGI Corp.	5,377	235,029
Vistra Corp.	12,611	212,748
WEC Energy Group, Inc.	8,191	795,920
Xcel Energy, Inc.	13,634	972,104
		25,847,389
Total Common Stock
(Cost $371,485,526)		512,637,020

Investment Companies 0.8% of net assets

Equity Funds 0.1%
iShares Russell 1000 Value ETF	2,900	456,895

Security	Number of Shares	Value ($)
Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	3,594,647	3,594,647

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	75,600	75,600
Total Investment Companies
(Cost $4,066,098)		4,127,142

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/18/21	27	2,087,505	942
S&P 500 Index, e-mini, expires 06/18/21	1	208,720	(1,476)
Net Unrealized Depreciation			(534)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $72,320.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 04/30/21	Balance of Shares Held at 04/30/21	Dividends Received
The Charles Schwab Corp.	$1,329,909	$328,940	($99,680)	$10,763	$947,994	$2,517,926	35,766	$11,596

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$512,637,020	$—	$—	$512,637,020
Investment Companies[1]	4,127,142	—	—	4,127,142
Futures Contracts[2]	942	—	—	942
Liabilities
Futures Contracts[2]	(1,476)	—	—	(1,476)
Total	$516,763,628	$—	$—	$516,763,628
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,344,558)		$2,517,926
Investments in securities, at value - unaffiliated (cost $374,131,466) including securities on loan of $72,320		514,170,636
Collateral invested for securities on loan, at value (cost $75,600)		75,600
Deposit with broker for futures contracts		335,300
Receivables:
Investments sold		189,050
Dividends		477,770
Fund shares sold		439,673
Income from securities on loan	+	60
Total assets		518,206,015
Liabilities
Collateral held for securities on loan		75,600
Payables:
Investments bought		2,460,212
Investment adviser fees		15,381
Fund shares redeemed		163,812
Variation margin on futures contracts	+	32,925
Total liabilities		2,747,930
Net Assets
Total assets		518,206,015
Total liabilities	–	2,747,930
Net assets		$515,458,085
Net Assets by Source
Capital received from investors		397,032,140
Total distributable earnings		118,425,945

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$515,458,085		10,130,827		$50.88

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$11,596
Dividends received from securities - unaffiliated (net of foreign withholding tax of $177)		4,869,358
Securities on loan, net	+	3,882
Total investment income		4,884,836
Expenses
Investment adviser fees		74,347
Total expenses	–	74,347
Net investment income		4,810,489
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		10,763
Net realized gains on sales of securities - unaffiliated		65,173
Net realized gains on futures contracts	+	591,736
Net realized gains		667,672
Net change in unrealized appreciation (depreciation) on securities - affiliated		947,994
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		118,338,122
Net change in unrealized appreciation (depreciation) on futures contracts	+	57,890
Net change in unrealized appreciation (depreciation)	+	119,344,006
Net realized and unrealized gains		120,011,678
Increase in net assets resulting from operations		$124,822,167

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$4,810,489	$6,981,568
Net realized gains (losses)		667,672	(24,790,374)
Net change in unrealized appreciation (depreciation)	+	119,344,006	7,157,519
Increase (decrease) in net assets from operations		124,822,167	(10,651,287)
Distributions to Shareholders
Total distributions		($7,759,956)	($9,633,049)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,368,636	$110,185,126	7,976,599	$290,627,433
Shares reinvested		129,214	5,614,330	182,880	7,979,022
Shares redeemed	+	(1,065,260)	(48,725,969)	(4,389,206)	(159,213,048)
Net transactions in fund shares		1,432,590	$67,073,487	3,770,273	$139,393,407
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,698,237	$331,322,387	4,927,964	$212,213,316
Total increase	+	1,432,590	184,135,698	3,770,273	119,109,071
End of period		10,130,827	$515,458,085	8,698,237	$331,322,387

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$44.98	$44.29	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.41	0.72	0.70	0.59
Net realized and unrealized gains (losses)	15.43	1.09	4.54	(1.04)
Total from investment operations	15.84	1.81	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.77)	(0.64)	(0.42)	—
Distributions from net realized gains	—	(0.48)	(0.08)	—
Total distributions	(0.77)	(1.12)	(0.50)	—
Net asset value at end of period	$60.05	$44.98	$44.29	$39.55
Total return	35.45% [3]	4.04%	13.61%	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04% [5]	0.05% [4],[6]
Net operating expenses	N/A	N/A	N/A	0.03% [4],[6]
Net investment income (loss)	1.48% [4]	1.69%	1.67%	1.65% [4]
Portfolio turnover rate	4% [3]	29%	21%	15% [3]
Net assets, end of period (x 1,000,000)	$739	$483	$357	$171

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 1.2%
Aptiv plc *	18,432	2,652,180
BorgWarner, Inc.	16,775	814,929
Ford Motor Co. *	268,428	3,097,659
Gentex Corp.	16,927	595,492
Harley-Davidson, Inc.	10,521	508,901
Lear Corp.	4,121	757,605
Thor Industries, Inc.	3,640	515,388
		8,942,154

Banks 3.5%
Associated Banc-Corp.	10,413	227,941
Bank of Hawaii Corp.	2,718	247,039
Bank OZK	8,372	343,168
BOK Financial Corp.	2,172	191,006
Citizens Financial Group, Inc.	29,307	1,356,328
Comerica, Inc.	9,574	719,582
Commerce Bancshares, Inc.	7,277	566,223
Cullen/Frost Bankers, Inc.	3,855	462,831
East West Bancorp, Inc.	9,698	738,503
F.N.B. Corp.	22,204	286,210
Fifth Third Bancorp	48,934	1,983,784
First Citizens BancShares, Inc., Class A	434	376,478
First Hawaiian, Inc.	8,936	245,383
First Horizon Corp.	37,563	687,027
First Republic Bank	11,888	2,178,357
Huntington Bancshares, Inc.	69,461	1,064,142
KeyCorp	66,828	1,454,177
M&T Bank Corp.	8,811	1,389,407
MGIC Investment Corp.	23,274	354,696
New York Community Bancorp, Inc.	31,014	370,927
PacWest Bancorp	7,993	346,976
People's United Financial, Inc.	29,136	528,236
Pinnacle Financial Partners, Inc.	5,074	444,685
Popular, Inc.	5,726	423,495
Prosperity Bancshares, Inc.	6,150	451,164
Regions Financial Corp.	66,094	1,440,849
Signature Bank	3,866	972,338
Sterling Bancorp	13,245	332,847
SVB Financial Group *	3,536	2,021,991
Synovus Financial Corp.	10,038	470,381
TCF Financial Corp.	10,362	471,678
TFS Financial Corp.	3,433	67,149
Umpqua Holdings Corp.	15,053	280,588
Webster Financial Corp.	6,137	324,709
Western Alliance Bancorp	6,724	706,491
Wintrust Financial Corp.	3,862	297,760
Zions Bancorp NA	11,068	617,594
		25,442,140

Capital Goods 9.8%
A.O. Smith Corp.	9,149	619,845
Acuity Brands, Inc.	2,461	456,565
Security	Number of Shares	Value ($)
AECOM *	9,718	645,567
AGCO Corp.	4,256	621,036
Air Lease Corp.	7,291	340,563
Allegion plc	6,339	851,835
Allison Transmission Holdings, Inc.	7,728	320,480
AMETEK, Inc.	15,776	2,128,656
Armstrong World Industries, Inc.	3,263	338,210
Array Technologies, Inc. *	8,417	237,023
Axon Enterprise, Inc. *	4,306	652,833
BWX Technologies, Inc.	6,534	437,255
Carlisle Cos., Inc.	3,620	693,773
Carrier Global Corp.	59,760	2,604,341
Colfax Corp. *	7,636	345,071
Crane Co.	3,340	314,160
Cummins, Inc.	10,143	2,556,442
Curtiss-Wright Corp.	2,871	367,201
Donaldson Co., Inc.	8,752	550,326
Dover Corp.	9,888	1,475,191
Fastenal Co.	39,407	2,060,198
Flowserve Corp.	8,975	355,769
Fortive Corp.	20,470	1,449,685
Fortune Brands Home & Security, Inc.	9,474	994,580
Gates Industrial Corp. plc *	4,488	77,418
Generac Holdings, Inc. *	4,202	1,361,238
Graco, Inc.	11,358	872,294
GrafTech International Ltd.	11,589	147,412
HEICO Corp.	3,073	432,678
HEICO Corp., Class A	5,349	675,472
Hexcel Corp. *	5,720	322,665
Howmet Aerospace, Inc. *	27,149	867,682
Hubbell, Inc.	3,716	713,509
Huntington Ingalls Industries, Inc.	2,724	578,360
IDEX Corp.	5,181	1,161,580
Ingersoll Rand, Inc. *	23,836	1,177,737
ITT, Inc.	5,943	560,484
Johnson Controls International plc	50,036	3,119,244
Lennox International, Inc.	2,379	797,774
Lincoln Electric Holdings, Inc.	3,914	501,188
Masco Corp.	17,626	1,125,949
Mercury Systems, Inc. *	3,778	284,257
MSC Industrial Direct Co., Inc., Class A	3,157	284,635
Nordson Corp.	3,952	835,492
nVent Electric plc	10,641	324,018
Oshkosh Corp.	4,666	580,590
Otis Worldwide Corp.	28,087	2,187,135
Owens Corning	7,351	711,650
PACCAR, Inc.	23,343	2,098,069
Parker-Hannifin Corp.	8,809	2,764,352
Pentair plc	11,352	732,318
Quanta Services, Inc.	9,405	908,899
Regal Beloit Corp.	2,793	403,393
Rockwell Automation, Inc.	7,977	2,108,002
Sensata Technologies Holding plc *	10,641	614,411
Shoals Technologies Group, Inc., Class A *	6,125	196,429
Snap-on, Inc.	3,699	878,882
Spirit AeroSystems Holdings, Inc., Class A	7,180	328,054
Stanley Black & Decker, Inc.	10,610	2,193,830
Teledyne Technologies, Inc. *	2,494	1,116,688

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Textron, Inc.	15,662	1,006,127
The AZEK Co., Inc. *	6,266	302,522
The Middleby Corp. *	3,793	687,747
The Timken Co.	4,367	366,260
The Toro Co.	7,352	842,539
Trane Technologies plc	16,441	2,857,939
TransDigm Group, Inc. *	3,636	2,231,559
Trex Co., Inc. *	7,956	859,168
Trinity Industries, Inc.	6,083	168,134
United Rentals, Inc. *	4,953	1,584,712
Univar Solutions, Inc. *	11,418	266,610
Valmont Industries, Inc.	1,434	353,983
Vertiv Holdings Co.	16,328	370,646
Virgin Galactic Holdings, Inc. *	4,537	100,495
W.W. Grainger, Inc.	3,010	1,304,955
Watsco, Inc.	2,245	657,471
Westinghouse Air Brake Technologies Corp.	12,447	1,021,525
Woodward, Inc.	3,867	483,414
Xylem, Inc.	12,307	1,361,770
		72,287,969

Commercial & Professional Services 3.4%
ADT, Inc.	10,533	96,904
Booz Allen Hamilton Holding Corp.	9,305	771,850
CACI International, Inc., Class A *	1,709	435,556
Cintas Corp.	6,075	2,096,725
Clean Harbors, Inc. *	3,539	314,829
Copart, Inc. *	14,122	1,758,330
CoreLogic, Inc.	5,036	401,369
CoStar Group, Inc. *	2,683	2,292,436
Driven Brands Holdings, Inc. *	2,516	71,756
Dun & Bradstreet Holdings, Inc. *	9,539	226,647
Equifax, Inc.	8,324	1,908,111
FTI Consulting, Inc. *	2,407	334,212
IAA, Inc. *	9,246	580,741
IHS Markit Ltd.	27,321	2,939,193
Jacobs Engineering Group, Inc.	8,903	1,189,530
Leidos Holdings, Inc.	9,257	937,549
ManpowerGroup, Inc.	3,976	480,659
MSA Safety, Inc.	2,507	403,025
Nielsen Holdings plc	24,554	629,810
Republic Services, Inc.	14,449	1,535,929
Robert Half International, Inc.	7,590	664,960
Rollins, Inc.	15,302	570,459
Science Applications International Corp.	3,975	355,444
Stericycle, Inc. *	6,290	479,801
TransUnion	13,075	1,367,514
Verisk Analytics, Inc.	10,916	2,054,391
		24,897,730

Consumer Durables & Apparel 3.4%
Brunswick Corp.	5,438	582,573
Capri Holdings Ltd. *	9,899	545,237
Carter's, Inc. *	2,948	320,713
Columbia Sportswear Co.	1,981	215,949
D.R. Horton, Inc.	22,744	2,235,508
Garmin Ltd.	10,291	1,412,337
Hanesbrands, Inc.	23,775	500,701
Hasbro, Inc.	8,751	870,287
Leggett & Platt, Inc.	9,081	451,053
Lennar Corp., Class A	18,620	1,929,032
Lennar Corp., Class B	1,079	86,935
Lululemon Athletica, Inc. *	7,819	2,621,476
Mattel, Inc. *	23,571	505,834
Mohawk Industries, Inc. *	3,995	820,972
Newell Brands, Inc.	26,427	712,472
Security	Number of Shares	Value ($)
NVR, Inc. *	230	1,154,163
Peloton Interactive, Inc., Class A *	17,482	1,719,355
Polaris, Inc.	3,999	559,980
PulteGroup, Inc.	18,396	1,087,572
PVH Corp. *	4,814	544,849
Ralph Lauren Corp. *	3,244	432,393
Skechers U.S.A., Inc., Class A *	9,232	447,660
Tapestry, Inc. *	19,010	909,628
Tempur Sealy International, Inc.	13,042	497,422
Toll Brothers, Inc.	7,702	482,915
Under Armour, Inc., Class A *	12,949	314,790
Under Armour, Inc., Class C *	13,535	269,482
VF Corp.	22,184	1,944,649
Whirlpool Corp.	4,249	1,004,676
		25,180,613

Consumer Services 3.3%
2U, Inc. *	4,774	187,380
Aramark	15,746	612,047
Bright Horizons Family Solutions, Inc. *	4,122	596,989
Carnival Corp. *	41,727	1,166,687
Chegg, Inc. *	8,961	809,447
Chipotle Mexican Grill, Inc. *	1,917	2,860,222
Choice Hotels International, Inc. *	2,408	274,030
Darden Restaurants, Inc.	8,946	1,312,557
Domino's Pizza, Inc.	2,680	1,131,871
Expedia Group, Inc. *	9,499	1,674,009
Extended Stay America, Inc.	12,141	241,484
frontdoor, Inc. *	5,866	314,007
Graham Holdings Co., Class B	266	169,072
Grand Canyon Education, Inc. *	3,193	345,770
H&R Block, Inc.	12,658	281,767
Hilton Worldwide Holdings, Inc. *	18,785	2,417,629
Hyatt Hotels Corp., Class A *	2,458	202,367
MGM Resorts International	32,376	1,318,351
Norwegian Cruise Line Holdings Ltd. *	24,942	774,449
Planet Fitness, Inc., Class A *	5,626	472,528
Royal Caribbean Cruises Ltd. *	13,580	1,180,781
Service Corp. International	11,635	621,774
Six Flags Entertainment Corp. *	5,235	245,940
Terminix Global Holdings, Inc. *	9,086	462,387
The Wendy's Co.	12,322	278,108
Travel & Leisure Co.	5,795	373,951
Vail Resorts, Inc. *	2,747	893,215
Wyndham Hotels & Resorts, Inc.	6,296	460,301
Wynn Resorts Ltd. *	7,218	926,791
Yum China Holdings, Inc.	27,565	1,734,390
		24,340,301

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	3,087	497,532
AGNC Investment Corp.	37,189	666,799
Ally Financial, Inc.	25,694	1,321,956
Ameriprise Financial, Inc.	8,120	2,098,208
Annaly Capital Management, Inc.	96,611	877,228
Apollo Global Management, Inc.	11,706	648,161
Ares Management Corp., Class A	7,206	378,459
Cboe Global Markets, Inc.	7,416	774,008
Credit Acceptance Corp. *	642	253,455
Discover Financial Services	21,091	2,404,374
Equitable Holdings, Inc.	27,599	944,714
Evercore, Inc., Class A	2,706	379,192
FactSet Research Systems, Inc.	2,556	859,378
Franklin Resources, Inc.	19,017	570,510
Interactive Brokers Group, Inc., Class A	5,061	361,963
Invesco Ltd.	25,939	700,353

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Jefferies Financial Group, Inc.	15,212	494,542
KKR & Co., Inc.	37,404	2,116,318
Lazard Ltd., Class A	6,911	310,926
LendingTree, Inc. *	751	155,074
LPL Financial Holdings, Inc.	5,401	846,337
MarketAxess Holdings, Inc.	2,537	1,239,223
Morningstar, Inc.	1,481	392,480
MSCI, Inc.	5,534	2,688,251
Nasdaq, Inc.	7,879	1,272,774
New Residential Investment Corp.	31,429	336,919
Northern Trust Corp.	13,219	1,504,322
OneMain Holdings, Inc.	5,002	284,464
Raymond James Financial, Inc.	8,446	1,104,568
Santander Consumer USA Holdings, Inc.	4,903	166,408
SEI Investments Co.	7,740	475,546
SLM Corp.	25,737	505,989
Starwood Property Trust, Inc.	18,743	483,944
State Street Corp.	24,225	2,033,689
Synchrony Financial	40,114	1,754,586
T. Rowe Price Group, Inc.	15,573	2,790,682
The Carlyle Group, Inc.	8,134	346,996
Tradeweb Markets, Inc., Class A	5,762	468,335
Upstart Holdings, Inc. *(a)	966	105,313
Virtu Financial, Inc., Class A	4,297	127,320
Voya Financial, Inc.	8,500	576,470
		36,317,766

Energy 2.8%
Antero Midstream Corp.	19,879	171,755
APA Corp.	25,914	518,280
Baker Hughes Co.	45,156	906,733
Cabot Oil & Gas Corp.	26,914	448,656
Cheniere Energy, Inc. *	15,920	1,234,118
Cimarex Energy Co.	6,906	457,177
Continental Resources, Inc. *	5,110	139,196
Devon Energy Corp.	40,533	947,662
Diamondback Energy, Inc.	11,661	953,054
EQT Corp. *	18,861	360,245
Equitrans Midstream Corp.	28,213	230,218
Halliburton Co.	61,051	1,194,158
Helmerich & Payne, Inc.	7,239	185,536
Hess Corp.	18,892	1,407,643
HollyFrontier Corp.	10,316	361,060
Marathon Oil Corp.	54,159	609,830
Marathon Petroleum Corp.	44,536	2,478,428
Murphy Oil Corp.	10,098	170,959
NOV, Inc. *	26,571	397,237
Occidental Petroleum Corp.	57,759	1,464,768
ONEOK, Inc.	30,486	1,595,637
Pioneer Natural Resources Co.	13,886	2,136,083
Targa Resources Corp.	15,618	541,788
The Williams Cos., Inc.	83,661	2,037,982
		20,948,203

Food & Staples Retailing 0.5%
Albertsons Cos., Inc., Class A (a)	10,706	198,810
Casey's General Stores, Inc.	2,534	563,030
Grocery Outlet Holding Corp. *	5,027	203,041
Sprouts Farmers Market, Inc. *	8,053	206,237
The Kroger Co.	52,139	1,905,159
U.S. Foods Holding Corp. *	15,077	625,092
		3,701,369

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.5%
Archer-Daniels-Midland Co.	38,126	2,406,894
Beyond Meat, Inc. *	3,578	471,151
Brown-Forman Corp., Class A	3,103	221,399
Brown-Forman Corp., Class B	12,426	947,855
Bunge Ltd.	9,324	787,132
Campbell Soup Co.	13,436	641,569
Conagra Brands, Inc.	33,532	1,243,702
Flowers Foods, Inc.	13,352	319,914
Hormel Foods Corp.	19,201	887,086
Ingredion, Inc.	4,618	431,367
Kellogg Co.	17,263	1,077,557
Lamb Weston Holdings, Inc.	10,040	808,220
McCormick & Co., Inc. - Non Voting Shares	17,070	1,542,445
Molson Coors Beverage Co., Class B *	12,261	673,742
Pilgrim's Pride Corp. *	3,581	85,801
Post Holdings, Inc. *	4,131	470,025
Seaboard Corp.	18	64,404
The Boston Beer Co., Inc., Class A *	611	743,276
The Hain Celestial Group, Inc. *	5,792	237,530
The Hershey Co.	10,154	1,668,302
The JM Smucker Co.	7,593	994,607
TreeHouse Foods, Inc. *	3,863	183,879
Tyson Foods, Inc., Class A	19,783	1,532,193
		18,440,050

Health Care Equipment & Services 6.4%
ABIOMED, Inc. *	3,046	976,944
Acadia Healthcare Co., Inc. *	6,060	369,175
Align Technology, Inc. *	5,372	3,199,187
Amedisys, Inc. *	2,208	595,829
American Well Corp., Class A *	3,920	60,329
AmerisourceBergen Corp.	10,023	1,210,778
Cardinal Health, Inc.	20,114	1,213,679
Cerner Corp.	20,926	1,570,496
Certara, Inc. *	3,094	98,420
Change Healthcare, Inc. *	16,736	384,091
Chemed Corp.	1,063	506,636
DaVita, Inc. *	5,129	597,682
DENTSPLY SIRONA, Inc.	15,038	1,015,215
Encompass Health Corp.	6,768	574,333
Envista Holdings Corp. *	10,944	473,656
Globus Medical, Inc., Class A *	5,171	371,123
Guardant Health, Inc. *	5,648	897,919
Haemonetics Corp. *	3,436	231,105
Henry Schein, Inc. *	9,809	711,153
Hill-Rom Holdings, Inc.	4,592	506,130
Hologic, Inc. *	17,641	1,156,368
ICU Medical, Inc. *	1,337	278,457
IDEXX Laboratories, Inc. *	5,790	3,178,652
Insulet Corp. *	4,512	1,332,033
Integra LifeSciences Holdings Corp. *	4,896	362,696
Laboratory Corp. of America Holdings *	6,671	1,773,619
Masimo Corp. *	3,362	782,237
McKesson Corp.	10,956	2,054,907
Molina Healthcare, Inc. *	4,042	1,031,114
Novocure Ltd. *	6,929	1,414,209
Oak Street Health, Inc. *	6,218	383,215
Penumbra, Inc. *	2,270	694,597
Premier, Inc., Class A	8,399	296,905
Quest Diagnostics, Inc.	9,194	1,212,505
Quidel Corp. *	2,551	267,319
ResMed, Inc.	9,865	1,854,324
Signify Health, Inc., Class A *	1,588	45,020
STERIS plc	5,783	1,220,329
Tandem Diabetes Care, Inc. *	4,171	383,315

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Teladoc Health, Inc. *	7,402	1,275,735
Teleflex, Inc.	3,197	1,350,669
The Cooper Cos., Inc.	3,351	1,376,892
Universal Health Services, Inc., Class B	5,064	751,548
Veeva Systems, Inc., Class A *	9,304	2,627,915
West Pharmaceutical Services, Inc.	5,050	1,659,026
Zimmer Biomet Holdings, Inc.	14,259	2,526,124
		46,853,610

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	17,092	1,465,468
Coty, Inc., Class A *	19,984	200,040
Energizer Holdings, Inc.	4,654	229,442
Herbalife Nutrition Ltd. *	6,220	284,689
Nu Skin Enterprises, Inc., Class A	3,488	184,376
Reynolds Consumer Products, Inc.	3,361	98,545
Spectrum Brands Holdings, Inc.	2,872	253,138
The Clorox Co.	8,677	1,583,552
		4,299,250

Insurance 3.6%
Alleghany Corp. *	945	641,627
American Financial Group, Inc.	4,901	602,137
American National Group, Inc.	511	57,922
Arch Capital Group Ltd. *	27,056	1,074,394
Arthur J. Gallagher & Co.	13,142	1,904,933
Assurant, Inc.	4,026	626,446
Assured Guaranty Ltd.	5,357	272,403
Athene Holding Ltd., Class A *	7,838	467,693
Axis Capital Holdings Ltd.	5,732	319,846
Brighthouse Financial, Inc. *	6,062	283,641
Brown & Brown, Inc.	16,231	863,165
Cincinnati Financial Corp.	10,298	1,160,379
CNA Financial Corp.	1,918	90,012
Erie Indemnity Co., Class A	1,734	371,111
Everest Re Group Ltd.	2,709	750,257
Fidelity National Financial, Inc.	18,907	862,537
First American Financial Corp.	7,449	480,460
Globe Life, Inc.	7,100	727,679
GoHealth, Inc., Class A *	3,029	36,136
Kemper Corp.	4,228	330,038
Lemonade, Inc. *(a)	2,290	207,016
Lincoln National Corp.	13,238	848,953
Loews Corp.	15,636	871,707
Markel Corp. *	930	1,094,071
Mercury General Corp.	1,884	117,317
Old Republic International Corp.	19,435	478,490
Primerica, Inc.	2,707	432,497
Principal Financial Group, Inc.	18,681	1,193,155
Prudential Financial, Inc.	27,221	2,731,900
Reinsurance Group of America, Inc.	4,646	606,442
RenaissanceRe Holdings Ltd.	3,480	587,459
The Hanover Insurance Group, Inc.	2,508	346,881
The Hartford Financial Services Group, Inc.	24,592	1,622,088
Unum Group	13,994	395,470
W.R. Berkley Corp.	9,583	763,957
White Mountains Insurance Group Ltd.	207	241,244
Willis Towers Watson plc	8,855	2,292,205
		26,753,668

Materials 5.9%
Albemarle Corp.	7,963	1,339,138
Amcor plc	108,474	1,274,569
AptarGroup, Inc.	4,424	667,183
Ardagh Group S.A.	1,265	33,978
Security	Number of Shares	Value ($)
Ashland Global Holdings, Inc.	3,790	326,736
Avery Dennison Corp.	5,727	1,226,552
Axalta Coating Systems Ltd. *	14,488	462,022
Ball Corp.	21,966	2,056,896
Berry Global Group, Inc. *	9,220	586,576
Cabot Corp.	3,809	209,038
Celanese Corp.	7,824	1,225,630
CF Industries Holdings, Inc.	14,682	713,986
Corteva, Inc.	51,621	2,517,040
Crown Holdings, Inc.	8,924	979,855
Eagle Materials, Inc. *	2,844	392,870
Eastman Chemical Co.	9,325	1,076,012
Element Solutions, Inc.	14,898	325,968
FMC Corp.	8,908	1,053,282
Freeport-McMoRan, Inc.	99,780	3,762,704
Graphic Packaging Holding Co.	18,241	338,370
Huntsman Corp.	13,831	396,535
International Flavors & Fragrances, Inc.	17,139	2,436,652
International Paper Co.	27,056	1,569,248
LyondellBasell Industries N.V., Class A	17,645	1,830,492
Martin Marietta Materials, Inc.	4,276	1,509,941
NewMarket Corp.	476	164,977
Nucor Corp.	20,738	1,705,908
Olin Corp.	9,822	422,641
Packaging Corp. of America	6,446	951,752
PPG Industries, Inc.	16,236	2,780,253
Reliance Steel & Aluminum Co.	4,367	700,074
Royal Gold, Inc.	4,496	502,922
RPM International, Inc.	8,797	834,307
Sealed Air Corp.	10,666	526,900
Silgan Holdings, Inc.	5,383	227,001
Sonoco Products Co.	6,886	450,758
Steel Dynamics, Inc.	13,794	747,911
The Chemours Co.	11,285	340,807
The Mosaic Co.	23,747	835,419
The Scotts Miracle-Gro Co.	2,789	644,705
Valvoline, Inc.	12,555	394,227
Vulcan Materials Co.	9,096	1,621,271
W.R. Grace & Co.	3,845	264,267
Westlake Chemical Corp.	2,336	219,327
WestRock Co.	17,933	999,765
		43,646,465

Media & Entertainment 4.5%
Altice USA, Inc., Class A *	15,519	563,495
Cable One, Inc.	368	658,720
Discovery, Inc., Class A *	10,733	404,205
Discovery, Inc., Class C *	21,345	689,657
DISH Network Corp., Class A *	16,908	757,309
Fox Corp., Class A	22,998	860,585
Fox Corp., Class B	10,851	394,759
IAC/InterActiveCorp *	5,159	1,307,652
John Wiley & Sons, Inc., Class A	2,920	166,265
Liberty Broadband Corp., Class A *	1,693	266,935
Liberty Broadband Corp., Class C *	11,006	1,790,896
Liberty Media Corp. - Liberty Formula One, Class A *	1,702	70,497
Liberty Media Corp. - Liberty Formula One, Class C *	13,645	640,496
Liberty Media Corp. - Liberty SiriusXM, Class A *	5,678	256,589
Liberty Media Corp. - Liberty SiriusXM, Class C *	11,964	541,132
Lions Gate Entertainment Corp., Class A *	3,963	57,345
Lions Gate Entertainment Corp., Class B *	7,985	100,611
Live Nation Entertainment, Inc. *	9,746	798,003

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Madison Square Garden Entertainment Corp. *	1,284	116,343
Madison Square Garden Sports Corp. *	1,283	237,150
Match Group, Inc. *	15,407	2,397,791
News Corp., Class A	26,687	699,066
News Corp., Class B	8,341	202,770
Nexstar Media Group, Inc., Class A	2,924	431,027
Omnicom Group, Inc.	14,603	1,201,243
Pinterest, Inc., Class A *	27,639	1,834,400
Playtika Holding Corp. *	5,199	144,428
Roku, Inc. *	7,494	2,570,217
Sirius XM Holdings, Inc.	76,576	467,114
Spotify Technology S.A. *	9,225	2,325,807
Take-Two Interactive Software, Inc. *	7,843	1,375,505
The Interpublic Group of Cos., Inc.	26,717	848,265
The New York Times Co., Class A	11,213	509,182
TripAdvisor, Inc. *	6,948	327,459
Twitter, Inc. *	53,654	2,962,774
ViacomCBS, Inc., Class A	733	33,132
ViacomCBS, Inc., Class B	38,671	1,586,284
World Wrestling Entertainment, Inc., Class A	3,157	173,982
Zillow Group, Inc., Class A *	4,030	537,401
Zillow Group, Inc., Class C *	9,961	1,296,125
Zynga, Inc., Class A *	61,095	661,048
		33,263,664

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	3,950	781,310
ACADIA Pharmaceuticals, Inc. *	7,530	154,817
Acceleron Pharma, Inc. *	3,538	442,144
Adaptive Biotechnologies Corp. *	5,222	217,235
Agilent Technologies, Inc.	21,001	2,806,574
Agios Pharmaceuticals, Inc. *	4,205	234,639
Alexion Pharmaceuticals, Inc. *	14,641	2,469,644
Alkermes plc *	10,872	239,238
Alnylam Pharmaceuticals, Inc. *	7,944	1,117,244
Avantor, Inc. *	34,067	1,091,507
Berkeley Lights, Inc. *	1,699	83,438
Bio-Rad Laboratories, Inc., Class A *	1,452	914,949
Bio-Techne Corp.	2,643	1,129,856
BioMarin Pharmaceutical, Inc. *	12,432	968,701
Bluebird Bio, Inc. *	4,502	135,060
Bruker Corp.	7,119	487,794
Catalent, Inc. *	11,179	1,257,302
Charles River Laboratories International, Inc. *	3,361	1,117,364
Elanco Animal Health, Inc. *	31,262	991,318
Exact Sciences Corp. *	10,227	1,348,123
Exelixis, Inc. *	21,065	518,620
Global Blood Therapeutics, Inc. *	4,083	166,505
Horizon Therapeutics plc *	13,415	1,269,327
Incyte Corp. *	12,679	1,082,533
Ionis Pharmaceuticals, Inc. *	9,013	385,937
Iovance Biotherapeutics, Inc. *	9,483	298,146
IQVIA Holdings, Inc. *	13,088	3,071,623
Jazz Pharmaceuticals plc *	3,793	623,569
Maravai LifeSciences Holdings, Inc., Class A *	5,843	227,351
Mettler-Toledo International, Inc. *	1,589	2,086,865
Moderna, Inc. *	19,647	3,513,277
Nektar Therapeutics *	11,872	232,810
Neurocrine Biosciences, Inc. *	6,381	602,941
PerkinElmer, Inc.	7,657	992,577
Perrigo Co., plc	9,440	392,987
PPD, Inc. *	10,971	506,860
PRA Health Sciences, Inc. *	4,344	724,970
QIAGEN N.V. *	15,475	744,812
Reata Pharmaceuticals, Inc., Class A *	1,812	183,737
Security	Number of Shares	Value ($)
Repligen Corp. *	3,731	789,890
Royalty Pharma plc, Class A	22,055	970,420
Sage Therapeutics, Inc. *	3,509	276,369
Sana Biotechnology, Inc. *	1,834	39,431
Sarepta Therapeutics, Inc. *	5,197	368,155
Seagen, Inc. *	8,723	1,254,018
Sotera Health Co. *	5,378	138,537
Syneos Health, Inc. *	5,606	475,669
United Therapeutics Corp. *	2,987	602,060
Viatris, Inc. *	83,019	1,104,153
Waters Corp. *	4,210	1,262,453
		42,894,859

Real Estate 7.2%
Alexandria Real Estate Equities, Inc.	9,333	1,690,206
American Campus Communities, Inc.	9,423	426,014
American Homes 4 Rent, Class A	18,784	695,759
Americold Realty Trust	16,359	660,740
Apartment Income REIT Corp.	10,167	459,040
Apartment Investment & Management Co., Class A	9,878	68,553
Apple Hospitality REIT, Inc.	14,438	228,987
AvalonBay Communities, Inc.	9,684	1,859,328
Boston Properties, Inc.	10,701	1,170,154
Brandywine Realty Trust	11,482	155,351
Brixmor Property Group, Inc.	20,392	455,557
Brookfield Property REIT, Inc., Class A	2,770	49,818
Camden Property Trust	6,487	781,554
CBRE Group, Inc., Class A *	22,943	1,954,744
CoreSite Realty Corp.	2,752	334,340
Corporate Office Properties Trust	7,690	215,628
Cousins Properties, Inc.	10,225	374,951
CubeSmart	13,320	563,969
CyrusOne, Inc.	8,246	600,556
Douglas Emmett, Inc.	11,481	385,073
Duke Realty Corp.	25,348	1,179,189
Empire State Realty Trust, Inc., Class A	9,933	113,137
EPR Properties *	5,106	243,607
Equity Commonwealth	8,024	231,091
Equity LifeStyle Properties, Inc.	11,969	830,649
Equity Residential	25,291	1,877,351
Essex Property Trust, Inc.	4,487	1,303,563
Extra Space Storage, Inc.	8,827	1,312,487
Federal Realty Investment Trust	5,251	592,523
First Industrial Realty Trust, Inc.	8,819	438,922
Gaming & Leisure Properties, Inc.	14,952	695,119
Healthcare Trust of America, Inc., Class A	14,973	439,757
Healthpeak Properties, Inc.	37,095	1,273,842
Highwoods Properties, Inc.	7,050	315,770
Host Hotels & Resorts, Inc. *	48,085	873,224
Hudson Pacific Properties, Inc.	10,379	291,754
Invitation Homes, Inc.	38,605	1,353,491
Iron Mountain, Inc.	19,665	788,960
JBG SMITH Properties	8,397	273,826
Jones Lang LaSalle, Inc. *	3,545	666,141
Kilroy Realty Corp.	8,000	548,320
Kimco Realty Corp.	28,455	597,555
Lamar Advertising Co., Class A	5,912	585,524
Life Storage, Inc.	5,067	486,736
Medical Properties Trust, Inc.	39,444	869,740
Mid-America Apartment Communities, Inc.	7,836	1,232,838
National Retail Properties, Inc.	11,917	553,187
Omega Healthcare Investors, Inc.	15,724	597,512
Outfront Media, Inc. *	9,886	240,922
Paramount Group, Inc.	12,777	135,564
Park Hotels & Resorts, Inc. *	16,091	358,990
Rayonier, Inc.	9,128	331,164

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Realty Income Corp.	25,728	1,779,091
Regency Centers Corp.	11,587	737,628
Rexford Industrial Realty, Inc.	8,991	499,450
Simon Property Group, Inc.	22,506	2,739,880
SL Green Realty Corp.	4,820	356,728
Spirit Realty Capital, Inc.	7,880	374,615
STORE Capital Corp.	16,621	594,866
Sun Communities, Inc.	7,279	1,214,356
The Howard Hughes Corp. *	2,700	291,438
UDR, Inc.	20,151	936,014
Ventas, Inc.	25,680	1,424,213
VEREIT, Inc.	15,089	721,858
VICI Properties, Inc.	36,761	1,165,324
Vornado Realty Trust	12,064	551,928
Weingarten Realty Investors	8,323	269,166
Welltower, Inc.	28,775	2,158,988
Weyerhaeuser Co.	51,403	1,992,894
WP Carey, Inc.	11,971	896,508
		53,467,722

Retailing 4.1%
Advance Auto Parts, Inc.	4,499	900,520
AutoNation, Inc. *	3,959	405,718
AutoZone, Inc. *	1,566	2,292,812
Best Buy Co., Inc.	15,704	1,825,904
Burlington Stores, Inc. *	4,471	1,459,021
CarMax, Inc. *	11,192	1,491,222
Carvana Co. *	3,842	1,095,969
Dick's Sporting Goods, Inc.	4,291	354,351
Dollar Tree, Inc. *	16,150	1,855,635
Etsy, Inc. *	8,118	1,613,777
Five Below, Inc. *	3,754	755,568
Floor & Decor Holdings, Inc., Class A *	6,454	715,878
Foot Locker, Inc.	7,122	420,055
Genuine Parts Co.	9,666	1,207,960
GrubHub, Inc. *	6,323	430,217
Kohl's Corp.	10,836	635,640
L Brands, Inc. *	15,772	1,039,375
Leslie's, Inc. *	5,131	145,823
LKQ Corp. *	20,838	973,343
Nordstrom, Inc. *	7,515	275,650
O'Reilly Automotive, Inc. *	4,827	2,668,752
Ollie's Bargain Outlet Holdings, Inc. *	3,751	346,105
Penske Automotive Group, Inc.	2,190	192,041
Petco Health & Wellness Co., Inc. *	3,611	85,292
Pool Corp.	2,667	1,126,861
Qurate Retail, Inc. Class A	26,088	310,447
The Gap, Inc.	12,564	415,868
Tractor Supply Co.	7,951	1,499,559
Ulta Beauty, Inc. *	3,705	1,220,242
Vroom, Inc. *	7,072	327,221
Wayfair, Inc., Class A *	4,871	1,439,721
Williams-Sonoma, Inc.	5,283	902,072
		30,428,619

Semiconductors & Semiconductor Equipment 3.4%
Allegro MicroSystems, Inc. *	3,251	80,235
Cirrus Logic, Inc. *	3,959	294,589
Cree, Inc. *	7,593	754,896
Enphase Energy, Inc. *	7,267	1,011,930
Entegris, Inc.	9,215	1,037,425
First Solar, Inc. *	6,330	484,435
KLA Corp.	10,683	3,368,884
Marvell Technology, Inc.	53,487	2,418,146
Maxim Integrated Products, Inc.	18,269	1,717,286
Microchip Technology, Inc.	17,193	2,583,936
Security	Number of Shares	Value ($)
MKS Instruments, Inc.	3,756	672,737
Monolithic Power Systems, Inc.	3,031	1,095,343
ON Semiconductor Corp. *	27,903	1,088,217
Qorvo, Inc. *	7,849	1,476,946
Skyworks Solutions, Inc.	11,342	2,056,645
SolarEdge Technologies, Inc. *	3,361	885,758
Teradyne, Inc.	11,379	1,423,285
Universal Display Corp.	2,955	661,004
Xilinx, Inc.	16,810	2,151,008
		25,262,705

Software & Services 10.6%
Akamai Technologies, Inc. *	11,002	1,195,917
Alliance Data Systems Corp.	3,204	377,591
Alteryx, Inc., Class A *	3,707	303,047
Amdocs Ltd.	8,893	682,449
Anaplan, Inc. *	9,296	554,506
ANSYS, Inc. *	5,897	2,156,297
Aspen Technology, Inc. *	4,652	608,668
Avalara, Inc. *	5,673	803,921
BigCommerce Holdings, Inc. *	3,019	180,959
Bill.com Holdings, Inc. *	5,100	788,613
Black Knight, Inc. *	10,416	754,327
Broadridge Financial Solutions, Inc.	7,876	1,249,370
C3.ai, Inc., Class A *(a)	1,064	70,501
Cadence Design Systems, Inc. *	18,975	2,500,336
CDK Global, Inc.	8,364	448,227
Ceridian HCM Holding, Inc. *	8,021	757,824
Citrix Systems, Inc.	8,481	1,050,372
Cloudflare, Inc., Class A *	7,996	677,581
Concentrix Corp. *	2,856	443,765
Coupa Software, Inc. *	4,791	1,288,971
Crowdstrike Holdings, Inc., Class A *	10,656	2,221,883
Datadog, Inc., Class A *	10,489	899,642
Datto Holding Corp. *	1,584	40,471
DocuSign, Inc. *	12,474	2,780,954
Dolby Laboratories, Inc., Class A	4,399	446,367
Dropbox, Inc., Class A *	16,882	433,867
Duck Creek Technologies, Inc. *	4,991	207,526
DXC Technology Co. *	17,443	574,049
Dynatrace, Inc. *	12,591	655,236
Elastic N.V. *	4,542	547,856
EPAM Systems, Inc. *	3,657	1,673,992
Euronet Worldwide, Inc. *	3,446	494,260
Everbridge, Inc. *	2,421	321,291
Fair Isaac Corp. *	1,926	1,004,236
Fastly, Inc., Class A *	5,405	345,217
FireEye, Inc. *	15,465	307,367
Five9, Inc. *	4,246	798,121
FleetCor Technologies, Inc. *	5,676	1,633,099
Fortinet, Inc. *	9,149	1,868,500
Gartner, Inc. *	5,956	1,166,661
Genpact Ltd.	12,883	612,329
Globant S.A. *	2,643	605,723
GoDaddy, Inc., Class A *	11,575	1,004,941
Guidewire Software, Inc. *	5,795	611,430
HubSpot, Inc. *	2,847	1,498,803
Jack Henry & Associates, Inc.	5,245	854,043
Jamf Holding Corp. *	2,818	102,913
JFrog Ltd. *	937	45,941
Manhattan Associates, Inc. *	4,364	598,915
McAfee Corp., Class A	2,414	58,612
Medallia, Inc. *	6,119	180,449
MongoDB, Inc. *	3,587	1,066,989
nCino, Inc. *	3,167	207,090
New Relic, Inc. *	3,675	236,302
NortonLifeLock, Inc.	37,198	803,849

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	19,596	1,041,919
Nutanix, Inc., Class A *	12,950	350,168
Okta, Inc. *	7,996	2,156,521
PagerDuty, Inc. *	4,934	209,498
Palo Alto Networks, Inc. *	6,535	2,309,404
Paychex, Inc.	22,090	2,153,554
Paycom Software, Inc. *	3,343	1,285,083
Paylocity Holding Corp. *	2,622	506,675
Pegasystems, Inc.	2,700	342,738
Proofpoint, Inc. *	3,903	671,745
PTC, Inc. *	7,179	940,018
RingCentral, Inc., Class A *	5,417	1,727,752
Sabre Corp. *	21,769	326,100
Slack Technologies, Inc., Class A *	34,089	1,445,374
Smartsheet, Inc., Class A *	7,759	460,109
SolarWinds Corp. *	3,225	54,374
Splunk, Inc. *	11,141	1,408,445
SS&C Technologies Holdings, Inc.	15,465	1,147,812
StoneCo Ltd., Class A *	13,875	896,880
Switch, Inc., Class A	5,992	111,271
Synopsys, Inc. *	10,409	2,571,648
Teradata Corp. *	7,437	367,908
The Trade Desk, Inc., Class A *	2,844	2,074,158
The Western Union Co.	28,208	726,638
Twilio, Inc., Class A *	9,893	3,638,645
Tyler Technologies, Inc. *	2,729	1,159,443
Unity Software, Inc. *	2,008	203,973
VeriSign, Inc. *	6,952	1,520,889
WEX, Inc. *	3,030	621,786
Zendesk, Inc. *	7,943	1,160,869
Zscaler, Inc. *	4,969	932,383
		78,325,946

Technology Hardware & Equipment 4.3%
Amphenol Corp., Class A	40,179	2,705,654
Arista Networks, Inc. *	4,038	1,272,656
Arrow Electronics, Inc. *	5,077	579,133
Avnet, Inc.	6,782	297,865
CDW Corp.	9,761	1,740,679
Ciena Corp. *	10,492	529,531
Cognex Corp.	11,527	992,705
Coherent, Inc. *	1,676	435,743
CommScope Holding Co., Inc. *	13,490	221,911
Corning, Inc.	51,592	2,280,882
EchoStar Corp., Class A *	3,375	82,519
F5 Networks, Inc. *	4,243	792,423
FLIR Systems, Inc.	8,996	539,490
Hewlett Packard Enterprise Co.	88,738	1,421,583
HP, Inc.	88,851	3,030,708
IPG Photonics Corp. *	2,436	528,880
Jabil, Inc.	10,121	530,543
Juniper Networks, Inc.	22,592	573,611
Keysight Technologies, Inc. *	12,871	1,857,929
Littelfuse, Inc.	1,617	428,893
Lumentum Holdings, Inc. *	5,188	441,239
Motorola Solutions, Inc.	11,704	2,203,863
National Instruments Corp.	8,888	368,052
NCR Corp. *	8,863	405,482
NetApp, Inc.	15,230	1,137,529
Pure Storage, Inc., Class A *	16,891	341,536
SYNNEX Corp.	2,859	346,511
Trimble, Inc. *	17,156	1,406,792
Ubiquiti, Inc.	584	166,633
ViaSat, Inc. *	4,263	220,781
Vontier Corp. *	10,535	330,167
Western Digital Corp. *	20,954	1,479,981
Security	Number of Shares	Value ($)
Xerox Holdings Corp.	11,532	278,383
Zebra Technologies Corp., Class A *	3,610	1,760,741
		31,731,028

Telecommunication Services 0.2%
Lumen Technologies, Inc.	75,231	965,214
Telephone & Data Systems, Inc.	6,920	159,022
United States Cellular Corp. *	965	32,935
		1,157,171

Transportation 2.5%
Alaska Air Group, Inc. *	8,343	576,835
AMERCO	611	364,541
American Airlines Group, Inc. *	42,486	922,796
C.H. Robinson Worldwide, Inc.	9,118	885,175
Copa Holdings S.A., Class A *	2,169	187,618
Delta Air Lines, Inc. *	43,891	2,059,366
Expeditors International of Washington, Inc.	11,619	1,276,463
JB Hunt Transport Services, Inc.	5,769	984,826
JetBlue Airways Corp. *	21,597	439,715
Kansas City Southern	6,237	1,822,514
Kirby Corp. *	4,071	259,323
Knight-Swift Transportation Holdings, Inc.	8,603	405,373
Landstar System, Inc.	2,627	452,580
Lyft, Inc., Class A *	17,330	964,588
Macquarie Infrastructure Corp.	5,102	169,948
Old Dominion Freight Line, Inc.	6,713	1,730,678
Ryder System, Inc.	3,580	285,827
Schneider National, Inc., Class B	4,101	99,367
Southwest Airlines Co. *	40,555	2,546,043
United Airlines Holdings, Inc. *	21,429	1,165,738
XPO Logistics, Inc. *	6,248	869,222
		18,468,536

Utilities 4.8%
Alliant Energy Corp.	17,184	965,225
Ameren Corp.	16,947	1,437,783
American Water Works Co., Inc.	12,470	1,945,195
Atmos Energy Corp.	8,730	904,341
Avangrid, Inc.	3,910	199,019
CenterPoint Energy, Inc.	34,638	848,285
CMS Energy Corp.	19,656	1,265,650
Consolidated Edison, Inc.	23,595	1,826,489
DTE Energy Co.	13,219	1,850,924
Edison International	24,611	1,463,124
Entergy Corp.	13,823	1,510,716
Essential Utilities, Inc.	15,384	725,048
Evergy, Inc.	15,567	995,821
Eversource Energy	23,633	2,037,637
FirstEnergy Corp.	37,292	1,414,113
Hawaiian Electric Industries, Inc.	7,347	316,362
IDACORP, Inc.	3,480	356,630
MDU Resources Group, Inc.	13,712	458,804
National Fuel Gas Co.	5,982	297,066
NiSource, Inc.	26,342	685,419
NRG Energy, Inc.	16,758	600,272
OGE Energy Corp.	13,716	460,309
PG&E Corp. *	91,102	1,031,275
Pinnacle West Capital Corp.	7,753	656,291
PPL Corp.	53,012	1,544,240
Public Service Enterprise Group, Inc.	34,774	2,196,326
The AES Corp.	45,493	1,265,615
UGI Corp.	14,351	627,282
Vistra Corp.	33,482	564,841

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	21,743	2,112,767
Xcel Energy, Inc.	36,174	2,579,206
		35,142,075
Total Common Stock
(Cost $514,281,160)		732,193,613

Investment Companies 0.8% of net assets

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	9,500	738,150

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	4,874,343	4,874,343

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	483,480	483,480
Total Investment Companies
(Cost $5,991,470)		6,095,973
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/21	20	5,440,600	(7,686)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $464,583.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$732,193,613	$—	$—	$732,193,613
Investment Companies[1]	6,095,973	—	—	6,095,973
Liabilities
Futures Contracts[2]	(7,686)	—	—	(7,686)
Total	$738,281,900	$—	$—	$738,281,900
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $519,789,150) including securities on loan of $464,583		$737,806,106
Collateral invested for securities on loan, at value (cost $483,480)		483,480
Deposit with broker for futures contracts		324,000
Receivables:
Investments sold		217,538
Fund shares sold		897,319
Dividends		252,789
Income from securities on loan	+	291
Total assets		739,981,523
Liabilities
Collateral held for securities on loan		483,480
Payables:
Investments bought		252,654
Investment adviser fees		25,081
Fund shares redeemed		517,257
Variation margin on futures contracts	+	67,017
Total liabilities		1,345,489
Net Assets
Total assets		739,981,523
Total liabilities	–	1,345,489
Net assets		$738,636,034
Net Assets by Source
Capital received from investors		533,012,510
Total distributable earnings		205,623,524

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$738,636,034		12,300,836		$60.05

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $474)		$4,719,516
Securities on loan, net	+	17,215
Total investment income		4,736,731
Expenses
Investment adviser fees		123,924
Total expenses	–	123,924
Net investment income		4,612,807
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(788,288)
Net realized gains on futures contracts	+	1,095,195
Net realized gains		306,907
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		171,368,849
Net change in unrealized appreciation (depreciation) on futures contracts	+	100,088
Net change in unrealized appreciation (depreciation)	+	171,468,937
Net realized and unrealized gains		171,775,844
Increase in net assets resulting from operations		$176,388,651

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$4,612,807	$7,639,807
Net realized gains (losses)		306,907	(9,791,653)
Net change in unrealized appreciation (depreciation)	+	171,468,937	20,394,860
Increase in net assets from operations		176,388,651	18,243,014
Distributions to Shareholders
Total distributions		($8,319,433)	($9,582,557)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,940,296	$163,301,741	7,486,752	$310,557,071
Shares reinvested		134,151	7,065,741	166,927	7,635,275
Shares redeemed	+	(1,511,093)	(82,777,517)	(4,967,958)	(200,471,749)
Net transactions in fund shares		1,563,354	$87,589,965	2,685,721	$117,720,597
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,737,482	$482,976,851	8,051,761	$356,595,797
Total increase	+	1,563,354	255,659,183	2,685,721	126,381,054
End of period		12,300,836	$738,636,034	10,737,482	$482,976,851

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/20– 4/30/21*	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16
Per-Share Data
Net asset value at beginning of period	$18.56	$20.48	$19.00	$21.01	$17.52	$18.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.47	0.64	0.62	0.55	0.53
Net realized and unrealized gains (losses)	4.97	(1.75)	1.39	(2.06)	3.49	(1.03)
Total from investment operations	5.26	(1.28)	2.03	(1.44)	4.04	(0.50)
Less distributions:
Distributions from net investment income	(0.41)	(0.64)	(0.55)	(0.57)	(0.55)	(0.47)
Net asset value at end of period	$23.41	$18.56	$20.48	$19.00	$21.01	$17.52
Total return	28.53% [2]	(6.56%)	11.27%	(7.11%)	23.76%	(2.64%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.06%	0.11% [4]	0.23%
Net operating expenses	N/A	N/A	N/A	N/A [5]	0.10% [4]	0.19%
Net investment income (loss)	2.58% [3]	2.47%	3.32%	2.99%	2.88%	3.06%
Portfolio turnover rate	2% [2]	7%	5%	5%	3%	4%
Net assets, end of period (x 1,000,000)	$8,068	$5,937	$5,443	$4,314	$4,128	$2,900

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 7.1%
Afterpay Ltd. *	102,871	9,265,121
AGL Energy Ltd.	303,249	2,089,481
AMP Ltd.	1,634,182	1,403,350
Ampol Ltd.	115,943	2,285,452
APA Group	567,990	4,388,484
Aristocrat Leisure Ltd.	277,032	7,901,590
ASX Ltd.	92,390	5,191,287
Aurizon Holdings Ltd.	888,743	2,556,886
AusNet Services	959,766	1,404,835
Australia & New Zealand Banking Group Ltd.	1,356,944	29,939,989
BHP Group Ltd.	1,410,566	51,338,795
BlueScope Steel Ltd.	244,967	4,049,710
Brambles Ltd.	713,606	5,716,641
CIMIC Group Ltd. *(a)	43,905	653,642
Cochlear Ltd.	31,603	5,409,793
Coles Group Ltd.	635,197	7,976,594
Commonwealth Bank of Australia	850,266	58,206,300
Computershare Ltd.	257,617	2,800,987
Crown Resorts Ltd. *	183,105	1,719,479
CSL Ltd.	217,837	45,504,932
Dexus	527,908	4,143,964
Evolution Mining Ltd.	790,768	2,799,952
Fortescue Metals Group Ltd.	813,167	14,068,856
Goodman Group	798,503	11,644,216
Insurance Australia Group Ltd.	1,188,155	4,476,731
James Hardie Industries plc	210,877	6,949,317
Lendlease Corp. Ltd.	330,104	3,225,682
Macquarie Group Ltd.	164,463	20,272,116
Magellan Financial Group Ltd.	59,260	2,207,721
Medibank Pvt Ltd.	1,326,029	3,146,233
Mirvac Group	1,893,492	3,923,345
National Australia Bank Ltd.	1,571,660	32,162,725
Newcrest Mining Ltd.	391,345	7,998,325
Northern Star Resources Ltd.	532,811	4,280,835
Oil Search Ltd.	976,176	2,819,586
Orica Ltd.	197,090	2,051,936
Origin Energy Ltd.	822,521	2,630,077
Qantas Airways Ltd. *	432,843	1,641,808
QBE Insurance Group Ltd.	707,143	5,349,233
Ramsay Health Care Ltd.	87,618	4,542,054
REA Group Ltd.	24,540	2,985,653
Rio Tinto Ltd.	177,069	16,457,661
Santos Ltd.	901,716	4,786,679
Scentre Group	2,499,515	5,231,452
SEEK Ltd. *	162,333	3,868,744
Sonic Healthcare Ltd.	214,453	5,927,468
South32 Ltd.	2,288,246	5,037,680
Stockland	1,127,657	4,063,707
Suncorp Group Ltd.	601,242	4,862,578
Sydney Airport *	643,523	3,060,348
Tabcorp Holdings Ltd.	1,047,839	3,995,253
Telstra Corp. Ltd.	1,995,555	5,213,137
The GPT Group	949,805	3,380,616
Security	Number of Shares	Value ($)
TPG Telecom Ltd.	163,795	695,400
Transurban Group	1,314,245	14,330,880
Treasury Wine Estates Ltd.	347,691	2,686,968
Vicinity Centres	1,861,121	2,274,396
Washington H Soul Pattinson & Co., Ltd.	53,337	1,242,338
Wesfarmers Ltd.	541,584	22,576,460
Westpac Banking Corp.	1,728,886	33,316,795
WiseTech Global Ltd.	73,112	1,759,716
Woodside Petroleum Ltd.	454,808	7,932,156
Woolworths Group Ltd.	606,154	18,384,071
Xero Ltd *	57,713	6,287,007
		570,495,223

Austria 0.2%
Erste Group Bank AG *	131,871	4,686,992
OMV AG	71,296	3,504,802
Raiffeisen Bank International AG	74,043	1,617,663
Verbund AG	33,678	2,765,741
Voestalpine AG	58,393	2,533,339
		15,108,537

Belgium 1.0%
Ageas S.A./N.V.	84,176	5,090,951
Anheuser-Busch InBev S.A./N.V.	364,833	25,842,018
Argenx SE *	21,819	6,269,841
Elia Group S.A./N.V.	14,667	1,587,686
Etablissements Franz Colruyt N.V.	26,113	1,548,683
Galapagos N.V. *	21,267	1,655,745
Groupe Bruxelles Lambert S.A.	54,466	5,956,032
KBC Group N.V. *	120,088	9,317,452
Proximus SADP	73,240	1,560,375
Sofina S.A.	7,117	2,704,174
Solvay S.A.	35,000	4,450,688
UCB S.A.	60,629	5,614,125
Umicore S.A.	93,899	5,705,546
		77,303,316

Denmark 2.4%
Ambu A/S, Class B	77,533	4,339,575
AP Moller - Maersk A/S, Series A	1,504	3,533,910
AP Moller - Maersk A/S, Series B	2,922	7,268,846
Carlsberg A/S, Class B	49,076	8,609,895
Chr. Hansen Holding A/S *	50,016	4,591,838
Coloplast A/S, Class B	56,855	9,417,438
Danske Bank A/S	333,910	6,346,868
Demant A/S *	53,030	2,654,777
DSV PANALPINA A/S	99,483	22,163,830
Genmab A/S *	31,265	11,473,068
GN Store Nord A/S	61,088	5,509,355
H. Lundbeck A/S	33,700	1,037,723
Novo Nordisk A/S, Class B	823,492	60,746,901
Novozymes A/S, Class B	98,419	6,980,130
Orsted A/S	90,381	13,138,220
Pandora A/S *	48,074	5,444,324

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Rockwool International A/S, B Shares	4,028	1,801,714
Tryg A/S	154,868	3,541,350
Vestas Wind Systems A/S	471,590	19,685,799
		198,285,561

Finland 1.0%
Elisa Oyj	67,056	3,801,227
Fortum Oyj	212,655	5,588,317
Kesko Oyj, B Shares	131,997	4,019,222
Kone Oyj, Class B	162,768	12,784,206
Neste Oyj	201,499	12,184,794
Nokia Oyj *	2,718,120	12,875,609
Orion Oyj, Class B	52,870	2,341,023
Sampo Oyj, A Shares	225,460	10,694,609
Stora Enso Oyj, R Shares	280,946	5,375,187
UPM-Kymmene Oyj	254,434	9,950,182
Wartsila Oyj Abp	217,516	2,807,030
		82,421,406

France 11.4%
Accor S.A. *	86,522	3,483,910
Aeroports de Paris *	14,660	1,879,158
Air Liquide S.A.	227,129	38,249,042
Airbus SE *	280,801	33,769,029
Alstom S.A. *	128,181	7,000,169
Amundi S.A. *	28,133	2,507,171
ArcelorMittal S.A. *	342,813	9,965,786
Arkema S.A.	33,052	4,132,056
Atos SE *	46,106	3,139,801
AXA S.A. (a)	930,125	26,271,402
BioMerieux	19,865	2,362,974
BNP Paribas S.A. *	536,939	34,427,291
Bollore S.A.	427,639	2,159,075
Bouygues S.A.	108,952	4,669,184
Bureau Veritas S.A. *	141,250	4,224,390
Capgemini SE	76,551	14,027,729
Carrefour S.A.	288,202	5,581,606
Cie de Saint-Gobain *	243,709	15,376,851
CNP Assurances	84,529	1,478,474
Compagnie Generale des Etablissements Michelin S.C.A.	80,572	11,658,815
Covivio	25,565	2,280,680
Credit Agricole S.A. *	550,005	8,507,592
Danone S.A.	294,795	20,809,423
Dassault Aviation S.A. *	1,215	1,323,657
Dassault Systemes SE	63,716	14,780,356
Edenred	118,786	6,734,151
Eiffage S.A. *	40,482	4,434,296
Electricite de France S.A. *	299,033	4,363,237
Engie S.A. *	870,270	12,963,058
EssilorLuxottica S.A.	136,572	22,731,012
Eurazeo SE	19,279	1,606,313
Eurofins Scientific SE *	63,778	6,316,668
Faurecia SE *(b)	47,996	2,593,083
Faurecia SE *(b)	8,358	452,174
Gecina S.A.	21,205	3,103,936
Getlink SE *	215,079	3,421,344
Hermes International	15,185	19,058,841
Iliad S.A.	6,992	1,269,659
Ipsen S.A.	19,550	1,889,997
Kering S.A.	36,246	29,044,333
Klepierre S.A.	95,941	2,546,382
L'Oreal S.A.	120,846	49,482,803
La Francaise des Jeux SAEM	40,410	2,070,877
Legrand S.A.	128,510	12,509,145
Security	Number of Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	133,066	100,245,288
Natixis S.A. *	443,808	2,167,115
Orange S.A.	959,427	11,947,949
Orpea S.A. *	24,543	3,158,730
Pernod-Ricard S.A.	100,192	20,576,095
Publicis Groupe S.A.	107,196	6,937,712
Remy Cointreau S.A.	10,702	2,138,280
Renault S.A. *	91,157	3,674,382
Safran S.A. *	153,345	22,895,735
Sanofi	541,703	56,793,370
Sartorius Stedim Biotech	13,008	5,974,392
Schneider Electric SE	258,402	41,229,524
SCOR SE *	77,294	2,497,481
SEB S.A.	11,685	2,128,013
SES S.A.	190,074	1,440,870
Societe Generale S.A. *	384,070	10,925,706
Sodexo S.A. *	41,682	4,170,210
STMicroelectronics N.V.	305,256	11,401,693
Suez S.A.	163,102	3,898,314
Teleperformance	28,258	10,911,665
Thales S.A.	51,481	5,248,297
TOTAL SE	1,206,894	53,342,006
UbiSoft Entertainment S.A. *	43,639	3,274,852
Unibail-Rodamco-Westfield *	66,509	5,477,125
Valeo S.A.	111,825	3,623,797
Veolia Environnement S.A.	258,494	8,244,670
Vinci S.A.	250,003	27,432,752
Vivendi SE *	394,881	13,765,748
Wendel SE	13,353	1,777,435
Worldline S.A. *	113,733	11,166,102
		919,122,238

Germany 8.7%
adidas AG *	90,970	28,097,069
Allianz SE	197,941	51,388,815
Aroundtown S.A.	466,328	3,590,776
BASF SE	438,944	35,375,050
Bayer AG	470,772	30,462,861
Bayerische Motoren Werke AG	158,661	15,899,445
Bechtle AG	13,042	2,655,709
Beiersdorf AG	47,736	5,387,985
Brenntag SE	74,574	6,694,856
Carl Zeiss Meditec AG	19,569	3,447,497
Commerzbank AG *	483,819	3,190,379
Continental AG	53,172	7,185,628
Covestro AG	87,643	5,731,800
Daimler AG	409,472	36,442,484
Delivery Hero SE *	61,709	9,789,559
Deutsche Bank AG *	942,225	13,126,370
Deutsche Boerse AG	91,066	15,692,973
Deutsche Lufthansa AG *(a)	149,565	1,932,137
Deutsche Post AG	473,197	27,869,956
Deutsche Telekom AG	1,596,239	30,719,676
Deutsche Wohnen SE	163,972	8,870,662
E.ON SE	1,078,883	13,008,986
Evonik Industries AG	101,015	3,536,440
Fresenius Medical Care AG & Co. KGaA	102,530	8,164,081
Fresenius SE & Co. KGaA	198,992	9,780,316
GEA Group AG	75,783	3,327,966
Hannover Rueck SE	28,921	5,340,575
HeidelbergCement AG	71,017	6,507,520
HelloFresh SE *	70,556	5,852,989
Henkel AG & Co. KGaA	50,040	4,971,598
HOCHTIEF AG *	11,708	1,097,871
Infineon Technologies AG	626,801	25,135,054

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
KION Group AG	33,947	3,382,726
Knorr-Bremse AG	34,662	4,248,733
LANXESS AG	38,868	2,860,388
LEG Immobilien SE	33,979	4,727,675
Merck KGaA	62,124	10,914,215
MTU Aero Engines AG	25,078	6,328,615
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66,908	19,331,994
Nemetschek SE	29,220	2,178,168
Puma SE *	46,640	4,916,892
QIAGEN N.V. *	109,507	5,338,849
Rational AG	2,460	2,046,367
RWE AG	306,559	11,640,613
SAP SE	499,315	69,914,408
Scout24 AG	51,584	4,288,728
Siemens AG	365,899	61,044,715
Siemens Energy AG *	189,740	6,346,222
Siemens Healthineers AG	128,592	7,348,578
Symrise AG	61,989	8,004,944
Teamviewer AG *	76,391	3,631,059
Telefonica Deutschland Holding AG	523,411	1,521,122
Uniper SE	94,313	3,441,310
United Internet AG	51,096	2,148,990
Volkswagen AG	15,690	4,981,141
Vonovia SE	256,821	16,874,351
Zalando SE *	73,360	7,629,335
		705,365,221

Hong Kong 3.3%
AIA Group Ltd.	5,795,600	73,561,063
ASM Pacific Technology Ltd.	146,800	2,217,182
BOC Hong Kong (Holdings) Ltd.	1,751,090	6,157,266
Budweiser Brewing Co. APAC Ltd.	822,400	2,591,468
CK Asset Holdings Ltd.	1,235,525	7,735,148
CK Hutchison Holdings Ltd.	1,288,025	10,527,158
CK Infrastructure Holdings Ltd.	320,500	1,959,691
CLP Holdings Ltd.	777,926	7,678,684
ESR Cayman Ltd. *	855,734	2,922,502
Galaxy Entertainment Group Ltd. *	1,037,000	9,102,912
Hang Lung Properties Ltd.	974,000	2,657,284
Hang Seng Bank Ltd.	362,340	7,093,556
Henderson Land Development Co., Ltd.	693,735	3,083,461
HK Electric Investments & HK Electric Investments Ltd.	1,303,104	1,305,159
HKT Trust & HKT Ltd.	1,855,000	2,693,432
Hong Kong & China Gas Co., Ltd.	5,089,473	8,163,755
Hong Kong Exchanges & Clearing Ltd.	575,465	34,706,884
Hongkong Land Holdings Ltd.	559,901	2,768,830
Jardine Matheson Holdings Ltd.	103,706	6,963,771
Link REIT	988,000	9,319,863
Melco Resorts & Entertainment Ltd. ADR *	106,083	2,046,341
MTR Corp., Ltd.	735,091	4,094,042
New World Development Co., Ltd.	714,778	3,782,368
PCCW Ltd.	2,104,000	1,217,272
Power Assets Holdings Ltd.	656,438	4,034,339
Sands China Ltd. *	1,142,000	5,404,012
Sino Land Co., Ltd.	1,501,806	2,230,400
SJM Holdings Ltd.	993,864	1,283,432
Sun Hung Kai Properties Ltd.	625,604	9,410,555
Swire Pacific Ltd., A Shares	248,590	2,002,697
Swire Properties Ltd.	553,200	1,650,832
Techtronic Industries Co., Ltd.	660,500	11,984,615
Security	Number of Shares	Value ($)
The Bank of East Asia Ltd.	650,969	1,364,900
WH Group Ltd.	4,637,000	4,040,226
Wharf Real Estate Investment Co., Ltd.	799,188	4,592,957
Wynn Macau Ltd. *	706,800	1,355,509
Xinyi Glass Holdings Ltd.	874,000	3,096,584
		266,800,150

Ireland 0.7%
CRH plc	374,898	17,689,264
Flutter Entertainment plc *	78,523	16,007,704
Kerry Group plc, Class A	75,932	9,842,434
Kingspan Group plc	73,769	6,561,386
Smurfit Kappa Group plc	116,805	5,971,102
		56,071,890

Israel 0.6%
Azrieli Group Ltd.	20,307	1,424,955
Bank Hapoalim B.M. *	546,830	4,345,993
Bank Leumi Le-Israel B.M. *	699,260	4,908,619
Check Point Software Technologies Ltd. *	54,130	6,322,925
CyberArk Software Ltd. *	18,536	2,604,308
Elbit Systems Ltd.	12,524	1,717,552
ICL Group Ltd.	335,751	2,148,344
Israel Discount Bank Ltd., Class A *	552,749	2,488,256
Mizrahi Tefahot Bank Ltd. *	69,011	1,939,680
Nice Ltd. *	29,654	7,151,491
Teva Pharmaceutical Industries Ltd. ADR *	530,797	5,679,528
Wix.com Ltd. *	26,634	8,466,416
		49,198,067

Italy 2.4%
Amplifon S.p.A. *	59,386	2,506,399
Assicurazioni Generali S.p.A.	524,155	10,491,710
Atlantia S.p.A. *	233,892	4,559,773
CNH Industrial N.V.	493,284	7,322,588
Davide Campari-Milano N.V.	279,009	3,292,418
DiaSorin S.p.A.	12,376	2,101,908
Enel S.p.A.	3,898,993	38,714,376
Eni S.p.A.	1,215,000	14,471,733
EXOR N.V.	51,439	4,221,735
Ferrari N.V.	60,742	13,011,954
FinecoBank Banca Fineco S.p.A. *	290,162	4,990,725
Infrastrutture Wireless Italiane S.p.A.	161,699	1,886,617
Intesa Sanpaolo S.p.A. *	7,906,274	22,041,999
Mediobanca Banca di Credito Finanziario S.p.A. *	299,046	3,377,574
Moncler S.p.A. *	92,395	5,662,930
Nexi S.p.A. *	212,730	4,074,922
Poste Italiane S.p.A	242,430	3,173,682
Prysmian S.p.A.	114,813	3,592,104
Recordati Industria Chimica e Farmaceutica S.p.A.	48,639	2,679,939
Snam S.p.A.	977,449	5,500,156
Stellantis N.V.	976,594	16,181,681
Telecom Italia S.p.A.	3,880,094	2,127,340
Telecom Italia S.p.A. - RSP	2,930,066	1,718,665
Tenaris S.A.	228,574	2,450,992

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Terna - Rete Elettrica Nationale S.p.A.	671,070	4,946,758
UniCredit S.p.A.	1,008,328	10,357,528
		195,458,206

Japan 23.7%
ABC-Mart, Inc.	14,380	770,486
Acom Co., Ltd.	199,800	858,819
Advantest Corp.	95,798	9,056,266
Aeon Co., Ltd.	314,000	8,568,717
Aeon Mall Co., Ltd.	45,500	722,293
AGC, Inc.	93,093	4,244,974
Air Water, Inc.	87,400	1,445,659
Aisin Corp.	79,300	3,052,245
Ajinomoto Co., Inc.	221,200	4,423,660
Alfresa Holdings Corp.	90,900	1,629,445
Amada Co., Ltd.	155,900	1,690,953
ANA Holdings, Inc. *	77,800	1,786,158
Asahi Group Holdings Ltd.	217,500	9,094,337
Asahi Intecc Co., Ltd.	95,200	2,562,485
Asahi Kasei Corp.	606,800	6,392,323
Astellas Pharma, Inc.	885,550	13,328,471
Azbil Corp.	60,700	2,450,900
Bandai Namco Holdings, Inc.	96,400	7,073,923
Bridgestone Corp.	254,257	10,190,144
Brother Industries Ltd.	105,200	2,230,567
Calbee, Inc.	43,200	1,035,235
Canon, Inc.	475,395	11,304,960
Capcom Co., Ltd.	85,000	2,757,656
Casio Computer Co., Ltd.	94,300	1,669,698
Central Japan Railway Co.	69,400	10,167,916
Chubu Electric Power Co., Inc.	306,400	3,713,076
Chugai Pharmaceutical Co., Ltd.	321,500	12,067,471
Coca-Cola Bottlers Japan Holdings, Inc.	61,900	990,429
Concordia Financial Group Ltd.	493,700	1,856,060
Cosmos Pharmaceutical Corp.	9,400	1,349,153
CyberAgent, Inc.	198,000	4,063,442
Dai Nippon Printing Co., Ltd.	115,848	2,295,549
Dai-ichi Life Holdings, Inc.	517,600	9,346,335
Daifuku Co., Ltd.	49,130	4,856,126
Daiichi Sankyo Co., Ltd.	816,600	20,856,299
Daikin Industries Ltd.	119,000	24,004,045
Daito Trust Construction Co., Ltd.	31,000	3,296,321
Daiwa House Industry Co., Ltd.	268,500	7,961,627
Daiwa House REIT Investment Corp.	904	2,421,095
Daiwa Securities Group, Inc.	684,500	3,652,573
Denso Corp.	206,400	13,344,376
Dentsu Group, Inc.	102,500	3,163,523
Disco Corp.	13,900	4,488,601
East Japan Railway Co.	143,360	9,818,387
Eisai Co., Ltd.	120,300	7,846,195
ENEOS Holdings, Inc.	1,451,800	6,244,068
FANUC Corp.	91,500	21,070,869
Fast Retailing Co., Ltd.	27,900	22,890,041
Fuji Electric Co., Ltd.	62,900	2,863,695
FUJIFILM Holdings Corp.	172,011	11,142,048
Fujitsu Ltd.	93,600	14,869,110
Fukuoka Financial Group, Inc.	83,400	1,422,454
GLP J-REIT	1,917	3,213,418
GMO Payment Gateway, Inc.	20,100	2,555,584
Hakuhodo DY Holdings, Inc.	112,000	1,895,523
Hamamatsu Photonics K.K.	66,500	3,854,489
Hankyu Hanshin Holdings, Inc.	114,300	3,604,918
Harmonic Drive Systems, Inc.	21,707	1,459,799
Hikari Tsushin, Inc.	9,893	1,990,075
Hino Motors Ltd.	141,600	1,188,463
Security	Number of Shares	Value ($)
Hirose Electric Co., Ltd.	15,564	2,481,006
Hisamitsu Pharmaceutical Co., Inc.	23,200	1,353,375
Hitachi Construction Machinery Co., Ltd.	52,453	1,612,443
Hitachi Ltd.	464,015	22,967,683
Hitachi Metals Ltd. *	107,800	2,090,029
Honda Motor Co., Ltd.	779,639	23,248,684
Hoshizaki Corp.	23,700	2,105,466
Hoya Corp.	179,907	20,449,179
Hulic Co., Ltd.	144,300	1,646,253
Ibiden Co., Ltd.	50,400	2,379,057
Idemitsu Kosan Co., Ltd.	91,903	2,197,949
Iida Group Holdings Co., Ltd.	71,700	1,746,207
Inpex Corp.	489,500	3,331,049
Isuzu Motors Ltd.	259,500	2,634,999
Ito En Ltd.	27,100	1,500,579
ITOCHU Corp.	646,300	20,176,667
Itochu Techno-Solutions Corp.	45,387	1,570,475
Japan Airlines Co., Ltd. *	65,300	1,398,859
Japan Airport Terminal Co., Ltd. *	28,600	1,284,128
Japan Exchange Group, Inc.	245,400	5,755,468
Japan Metropolitan Fund Invest	3,432	3,382,107
Japan Post Bank Co., Ltd.	194,200	1,775,852
Japan Post Holdings Co., Ltd. *	763,100	6,412,672
Japan Post Insurance Co., Ltd.	107,100	2,064,986
Japan Real Estate Investment Corp.	636	3,942,048
Japan Tobacco, Inc.	574,500	10,776,851
JFE Holdings, Inc.	241,600	3,176,972
JSR Corp.	97,100	2,993,014
Kajima Corp.	218,600	3,023,886
Kakaku.com, Inc.	63,900	1,734,904
Kansai Paint Co., Ltd.	88,000	2,215,752
Kao Corp.	229,519	14,756,588
KDDI Corp.	769,600	23,264,574
Keihan Holdings Co., Ltd.	44,600	1,628,570
Keikyu Corp.	103,600	1,328,269
Keio Corp.	49,300	3,209,323
Keisei Electric Railway Co., Ltd.	62,356	1,947,329
Keyence Corp.	87,400	41,956,606
Kikkoman Corp.	68,577	4,214,339
Kintetsu Group Holdings Co., Ltd. *	81,000	2,905,843
Kirin Holdings Co., Ltd.	393,700	7,393,384
Kobayashi Pharmaceutical Co., Ltd.	24,100	2,152,422
Kobe Bussan Co., Ltd.	60,700	1,621,552
Koei Tecmo Holdings Co., Ltd.	27,000	1,203,794
Koito Manufacturing Co., Ltd.	50,200	3,131,508
Komatsu Ltd.	419,609	12,338,444
Konami Holdings Corp.	43,300	2,582,686
Kose Corp.	15,500	2,333,299
Kubota Corp.	492,000	11,574,676
Kuraray Co., Ltd.	152,700	1,659,881
Kurita Water Industries Ltd.	47,800	2,207,613
Kyocera Corp.	153,000	9,289,113
Kyowa Kirin Co., Ltd.	127,600	3,883,902
Kyushu Electric Power Co., Inc.	185,300	1,698,411
Kyushu Railway Co.	75,400	1,692,680
Lasertec Corp.	35,700	6,286,372
Lawson, Inc.	24,500	1,101,056
Lion Corp.	110,000	2,063,947
Lixil Corp.	126,487	3,426,141
M3, Inc.	211,900	14,638,022
Makita Corp.	105,600	4,755,721
Marubeni Corp.	779,300	6,490,971
Marui Group Co., Ltd.	89,646	1,684,825
Mazda Motor Corp. *	271,900	2,111,359
McDonald's Holdings Co., Japan Ltd.	32,900	1,502,149
Medipal Holdings Corp.	89,800	1,652,364
MEIJI Holdings Co., Ltd.	54,100	3,357,094

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mercari, Inc. *	41,096	2,017,179
Minebea Mitsumi, Inc.	173,000	4,338,690
MISUMI Group, Inc.	134,400	3,795,950
Mitsubishi Chemical Holdings Corp.	606,800	4,517,311
Mitsubishi Corp.	642,900	17,776,634
Mitsubishi Electric Corp.	870,900	13,419,128
Mitsubishi Estate Co., Ltd.	571,302	9,402,992
Mitsubishi Gas Chemical Co., Inc.	75,000	1,732,852
Mitsubishi HC Capital, Inc.	312,338	1,795,044
Mitsubishi Heavy Industries Ltd.	155,100	4,617,072
Mitsubishi UFJ Financial Group, Inc.	5,864,709	31,200,816
Mitsui & Co., Ltd.	784,200	16,549,470
Mitsui Chemicals, Inc.	90,300	2,842,640
Mitsui Fudosan Co., Ltd.	437,677	9,514,788
Miura Co., Ltd.	41,100	2,156,088
Mizuho Financial Group, Inc.	1,161,113	16,342,002
MonotaRO Co., Ltd.	122,400	3,108,029
MS&AD Insurance Group Holdings, Inc.	213,562	6,058,884
Murata Manufacturing Co., Ltd.	275,600	21,912,236
Nabtesco Corp.	53,400	2,402,975
Nagoya Railroad Co., Ltd. *	86,100	1,977,620
NEC Corp.	123,000	7,150,686
Nexon Co., Ltd.	230,700	7,630,923
NGK Insulators Ltd.	121,500	2,220,586
NGK Spark Plug Co., Ltd.	76,200	1,272,523
NH Foods Ltd.	37,900	1,692,789
Nidec Corp.	213,900	24,698,788
Nihon M&A Center, Inc.	144,000	3,761,963
Nintendo Co., Ltd.	53,539	30,712,797
Nippon Building Fund, Inc.	713	4,679,411
Nippon Express Co., Ltd.	34,400	2,632,763
Nippon Paint Holdings Co., Ltd.	355,000	5,070,760
Nippon Prologis REIT, Inc.	999	3,201,269
Nippon Sanso Holdings Corp.	75,900	1,427,862
Nippon Shinyaku Co., Ltd.	22,500	1,517,705
Nippon Steel Corp.	385,441	6,735,570
Nippon Telegraph & Telephone Corp.	613,412	15,465,880
Nippon Yusen K.K.	72,600	2,853,425
Nissan Chemical Corp.	60,200	3,095,050
Nissan Motor Co., Ltd. *	1,123,896	5,641,898
Nisshin Seifun Group, Inc.	96,300	1,555,466
Nissin Foods Holdings Co., Ltd.	29,100	2,062,055
Nitori Holdings Co., Ltd.	38,400	6,877,647
Nitto Denko Corp.	75,100	6,214,842
Nomura Holdings, Inc.	1,515,700	8,147,120
Nomura Real Estate Holdings, Inc.	59,300	1,461,895
Nomura Real Estate Master Fund, Inc.	2,020	3,191,715
Nomura Research Institute Ltd.	152,400	4,677,012
NSK Ltd.	171,400	1,580,591
NTT Data Corp.	299,200	4,658,828
Obayashi Corp.	299,500	2,740,265
Obic Co., Ltd.	33,400	6,437,046
Odakyu Electric Railway Co., Ltd.	140,200	3,797,171
Oji Holdings Corp.	403,800	2,547,088
Olympus Corp.	559,600	11,517,418
Omron Corp.	88,900	6,732,037
Ono Pharmaceutical Co., Ltd.	174,900	4,405,531
Oracle Corp., Japan	18,300	1,715,717
Oriental Land Co., Ltd.	95,400	13,523,986
ORIX Corp.	632,000	10,202,923
Orix JREIT, Inc.	1,264	2,229,664
Osaka Gas Co., Ltd.	176,800	3,422,135
Otsuka Corp.	52,000	2,615,787
Otsuka Holdings Co., Ltd.	186,200	7,136,030
Pan Pacific International Holdings Corp.	197,900	4,265,800
Security	Number of Shares	Value ($)
Panasonic Corp.	1,049,412	12,322,197
PeptiDream, Inc. *	43,700	1,870,469
Persol Holdings Co., Ltd.	86,200	1,587,480
Pigeon Corp.	53,700	1,822,497
Pola Orbis Holdings, Inc.	41,700	1,079,910
Rakuten Group, Inc.	414,820	5,273,260
Recruit Holdings Co., Ltd.	651,000	29,351,949
Renesas Electronics Corp. *	368,700	4,294,669
Resona Holdings, Inc.	1,025,585	4,221,963
Ricoh Co., Ltd.	323,300	3,454,821
Rinnai Corp.	17,500	1,757,252
Rohm Co., Ltd.	41,300	4,076,832
Ryohin Keikaku Co., Ltd.	117,602	2,476,834
Santen Pharmaceutical Co., Ltd.	177,300	2,270,801
SBI Holdings, Inc.	119,290	3,371,709
SCSK Corp.	24,800	1,439,190
Secom Co., Ltd.	100,300	8,358,436
Sega Sammy Holdings, Inc.	84,100	1,207,061
Seibu Holdings, Inc. *	108,600	1,167,867
Seiko Epson Corp.	129,700	2,212,890
Sekisui Chemical Co., Ltd.	175,300	3,056,423
Sekisui House Ltd.	293,100	5,936,044
Seven & i Holdings Co., Ltd.	362,003	15,629,881
SG Holdings Co., Ltd.	155,928	3,540,990
Sharp Corp.	101,700	1,716,227
Shimadzu Corp.	106,100	3,718,055
Shimamura Co., Ltd.	10,500	1,038,762
Shimano, Inc.	35,600	8,140,112
Shimizu Corp.	257,600	2,110,796
Shin-Etsu Chemical Co., Ltd.	169,660	28,638,956
Shinsei Bank Ltd. *	77,200	1,126,066
Shionogi & Co., Ltd.	127,600	6,726,973
Shiseido Co., Ltd.	192,200	13,986,637
SMC Corp.	27,300	15,863,401
Softbank Corp.	1,375,500	17,730,700
SoftBank Group Corp.	751,000	67,673,066
Sohgo Security Services Co., Ltd.	34,800	1,525,728
Sompo Holdings, Inc.	161,400	5,998,454
Sony Group Corp.	604,300	60,417,250
Square Enix Holdings Co., Ltd.	45,000	2,495,263
Stanley Electric Co., Ltd.	60,547	1,733,242
Subaru Corp.	291,100	5,412,553
Sumco Corp.	123,900	3,204,321
Sumitomo Chemical Co., Ltd.	700,800	3,577,021
Sumitomo Corp.	575,500	7,820,460
Sumitomo Dainippon Pharma Co., Ltd.	88,400	1,534,737
Sumitomo Electric Industries Ltd.	356,200	5,300,221
Sumitomo Metal Mining Co., Ltd.	110,500	4,678,386
Sumitomo Mitsui Financial Group, Inc.	623,946	21,918,424
Sumitomo Mitsui Trust Holdings, Inc.	160,600	5,473,667
Sumitomo Realty & Development Co., Ltd.	146,900	4,903,655
Sundrug Co., Ltd.	35,000	1,192,739
Suntory Beverage & Food Ltd.	65,700	2,217,724
Suzuken Co., Ltd.	31,100	1,120,766
Suzuki Motor Corp.	177,600	6,739,300
Sysmex Corp.	80,300	8,020,647
T&D Holdings, Inc.	257,700	3,162,560
Taiheiyo Cement Corp.	51,600	1,295,507
Taisei Corp.	91,300	3,373,377
Taisho Pharmaceutical Holdings Co., Ltd.	15,100	890,234
Takeda Pharmaceutical Co., Ltd.	756,090	25,253,777
TDK Corp.	62,000	8,407,999
Teijin Ltd.	87,000	1,432,411
Terumo Corp.	308,300	11,657,503

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Bank of Kyoto Ltd.	26,809	1,440,234
The Chiba Bank Ltd.	257,900	1,612,702
The Chugoku Electric Power Co., Inc.	136,700	1,529,912
The Kansai Electric Power Co., Inc.	347,500	3,451,627
The Shizuoka Bank Ltd.	195,700	1,501,700
THK Co., Ltd.	57,042	1,945,968
TIS, Inc.	103,700	2,572,825
Tobu Railway Co., Ltd.	90,300	2,325,223
Toho Co., Ltd.	53,108	2,116,510
Toho Gas Co., Ltd.	35,160	1,959,552
Tohoku Electric Power Co., Inc.	205,500	1,815,382
Tokio Marine Holdings, Inc.	303,299	14,545,275
Tokyo Century Corp.	21,177	1,309,196
Tokyo Electric Power Co. Holdings, Inc. *	667,290	1,978,635
Tokyo Electron Ltd.	71,400	32,428,999
Tokyo Gas Co., Ltd.	183,440	3,722,712
Tokyu Corp.	242,800	3,122,595
Tokyu Fudosan Holdings Corp.	291,400	1,621,911
Toppan Printing Co., Ltd.	126,700	2,163,734
Toray Industries, Inc.	656,900	4,084,744
Toshiba Corp.	185,617	7,671,779
Tosoh Corp.	124,000	2,197,891
TOTO Ltd.	68,100	3,540,526
Toyo Suisan Kaisha Ltd.	43,600	1,777,789
Toyoda Gosei Co., Ltd.	28,600	700,994
Toyota Industries Corp.	70,500	5,660,366
Toyota Motor Corp.	1,015,003	75,946,758
Toyota Tsusho Corp.	102,269	4,333,595
Trend Micro, Inc.	62,600	2,979,689
Tsuruha Holdings, Inc.	17,900	2,069,210
Unicharm Corp.	190,900	7,420,345
United Urban Investment Corp.	1,428	2,131,811
USS Co., Ltd.	102,600	1,861,762
Welcia Holdings Co., Ltd.	44,100	1,375,981
West Japan Railway Co.	79,000	4,367,576
Yakult Honsha Co., Ltd.	62,800	3,056,891
Yamada Holdings Co., Ltd.	344,200	1,713,508
Yamaha Corp.	63,200	3,449,173
Yamaha Motor Co., Ltd.	134,300	3,355,565
Yamato Holdings Co., Ltd.	140,900	3,973,919
Yamazaki Baking Co., Ltd.	60,100	952,644
Yaskawa Electric Corp.	114,800	5,291,689
Yokogawa Electric Corp.	109,600	1,989,578
Z Holdings Corp.	1,282,900	5,917,074
ZOZO, Inc.	54,600	1,836,416
		1,909,124,837

Netherlands 4.3%
ABN AMRO Bank N.V. CVA *	209,895	2,710,191
Adyen N.V. *	8,722	21,465,654
Aegon N.V.	850,824	3,942,995
Akzo Nobel N.V.	92,619	11,120,667
ASM International N.V.	22,619	6,862,084
ASML Holding N.V.	203,965	132,402,142
Coca-Cola European Partners plc	98,290	5,584,838
Heineken Holding N.V.	55,731	5,535,774
Heineken N.V.	123,339	14,307,256
ING Groep N.V.	1,864,928	23,824,417
JDE Peet's N.V. *	37,481	1,457,266
Just Eat Takeaway.com N.V *	59,719	6,170,362
Koninklijke Ahold Delhaize N.V.	525,651	14,146,272
Koninklijke DSM N.V.	82,592	14,808,742
Koninklijke KPN N.V.	1,693,668	5,842,498
Koninklijke Philips N.V. *	437,123	24,716,297
Koninklijke Vopak N.V.	32,588	1,492,146
NN Group N.V.	141,063	7,036,006
Security	Number of Shares	Value ($)
Prosus N.V. *	233,413	25,332,686
Randstad N.V.	57,260	4,131,431
Wolters Kluwer N.V.	127,385	11,522,100
		344,411,824

New Zealand 0.3%
Auckland International Airport Ltd. *	584,759	3,162,408
Fisher & Paykel Healthcare Corp., Ltd.	274,339	7,070,510
Mercury NZ Ltd.	329,008	1,629,787
Meridian Energy Ltd.	604,549	2,304,570
Ryman Healthcare Ltd.	184,576	1,866,067
Spark New Zealand Ltd.	898,471	2,828,222
The a2 Milk Co., Ltd. *	357,676	1,955,480
		20,817,044

Norway 0.6%
Adevinta A.S.A. *	116,481	2,131,673
DNB A.S.A.	445,414	9,552,450
Equinor A.S.A.	467,934	9,448,877
Gjensidige Forsikring A.S.A.	94,149	2,138,041
Mowi A.S.A.	210,181	5,185,186
Norsk Hydro A.S.A.	652,784	4,156,786
Orkla A.S.A.	361,784	3,687,707
Schibsted A.S.A., A Shares *	35,831	1,800,645
Schibsted A.S.A., B Shares *	47,409	2,078,842
Telenor A.S.A.	332,870	5,930,073
Yara International A.S.A.	81,988	4,276,668
		50,386,948

Portugal 0.1%
Banco Espirito Santo S.A. *(c)	470,491	—
EDP - Energias de Portugal S.A.	1,314,756	7,305,833
Galp Energia, SGPS, S.A.	240,451	2,768,745
Jeronimo Martins, SGPS, S.A.	120,593	2,202,290
		12,276,868

Singapore 1.1%
Ascendas Real Estate Investment Trust	1,509,095	3,516,672
CapitaLand Integrated Commercial Trust	2,217,436	3,577,529
CapitaLand Ltd.	1,288,114	3,590,825
City Developments Ltd.	227,700	1,346,952
DBS Group Holdings Ltd.	862,895	19,338,380
Genting Singapore Ltd.	2,963,800	1,922,170
Keppel Corp., Ltd.	682,300	2,771,989
Mapletree Commercial Trust	1,018,600	1,670,936
Mapletree Logistics Trust	1,401,414	2,091,804
Oversea-Chinese Banking Corp., Ltd.	1,618,924	14,799,432
Singapore Airlines Ltd. *	625,050	2,368,886
Singapore Exchange Ltd.	392,700	3,076,292
Singapore Technologies Engineering Ltd.	727,949	2,105,923
Singapore Telecommunications Ltd.	3,939,737	7,391,518
Suntec Real Estate Investment Trust	874,500	1,002,167
United Overseas Bank Ltd.	566,433	11,290,572
UOL Group Ltd.	235,272	1,357,560
Venture Corp., Ltd.	133,300	2,011,308
Wilmar International Ltd.	912,034	3,569,359
		88,800,274

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Spain 2.5%
ACS Actividades de Construccion y Servicios S.A.	114,883	3,742,972
Aena SME S.A. *	32,191	5,594,653
Amadeus IT Group S.A. *	215,990	14,708,492
Banco Bilbao Vizcaya Argentaria S.A. *	3,178,100	17,796,029
Banco Santander S.A. *	8,297,060	32,006,336
CaixaBank S.A. *	2,107,721	6,742,523
Cellnex Telecom S.A.	209,673	11,859,956
Enagas S.A.	116,724	2,541,137
Endesa S.A.	151,505	3,984,839
Ferrovial S.A.	231,104	6,561,273
Grifols S.A.	145,653	3,945,178
Iberdrola S.A.	2,928,358	39,573,676
Industria de Diseno Textil S.A. (a)	524,481	18,661,393
Naturgy Energy Group S.A.	138,762	3,564,737
Red Electrica Corp. S.A.	207,137	3,802,631
Repsol S.A.	718,687	8,578,452
Siemens Gamesa Renewable Energy S.A. *	115,655	4,177,438
Telefonica S.A.	2,433,632	11,278,227
		199,119,942

Sweden 3.6%
Alfa Laval AB	149,971	5,064,916
Assa Abloy AB, B Shares	478,811	13,650,698
Atlas Copco AB, A Shares	322,208	19,538,710
Atlas Copco AB, B Shares	187,572	9,732,912
Boliden AB	128,252	4,988,683
Electrolux AB, B Shares	104,836	2,942,400
Epiroc AB, A Shares	309,481	6,696,396
Epiroc AB, B Shares	189,813	3,716,443
EQT AB	114,709	3,865,973
Essity AB, B Shares	293,387	9,575,565
Evolution Gaming Group AB	76,044	15,011,739
Fastighets AB Balder, B Shares *	48,519	2,795,563
H & M Hennes & Mauritz AB, B Shares *	386,193	9,503,196
Hexagon AB, B Shares	133,955	12,795,234
Husqvarna AB, B Shares	202,568	2,820,869
ICA Gruppen AB	49,490	2,281,144
Industrivarden AB, A Shares	54,001	2,070,870
Industrivarden AB, C Shares	72,739	2,623,709
Investment AB Latour, B Shares	69,599	2,126,129
Investor AB, B Shares	219,013	18,591,249
Kinnevik AB, B Shares *	116,117	6,408,684
LE Lundbergfortagen AB, B Shares	35,969	2,053,674
Lundin Energy AB	86,928	2,772,824
Nibe Industrier AB, B Shares	149,516	5,460,476
Nordea Bank Abp (b)	1,542,143	15,983,662
Nordea Bank Abp (b)	16,453	170,206
Sandvik AB	541,125	13,381,721
Securitas AB, B Shares	153,399	2,611,223
Skandinaviska Enskilda Banken AB, A Shares	782,107	10,021,248
Skanska AB, B Shares	165,774	4,489,677
SKF AB, B Shares	180,677	4,667,927
Svenska Cellulosa AB, S.C.A., B Shares	289,626	5,071,749
Svenska Handelsbanken AB, A Shares	739,781	8,566,861
Swedbank AB, A Shares	435,819	7,650,853
Swedish Match AB	76,884	6,294,069
Tele2 AB, B Shares (a)	237,128	3,062,812
Security	Number of Shares	Value ($)
Telefonaktiebolaget LM Ericsson, B Shares	1,398,633	19,209,005
Telia Co. AB	1,169,981	4,848,203
Volvo AB, B Shares	679,520	16,594,265
		289,711,537

Switzerland 9.2%
ABB Ltd.	881,821	28,643,439
Adecco Group AG	73,542	4,984,644
Alcon, Inc. *	234,525	17,615,343
Baloise Holding AG *	21,811	3,688,100
Banque Cantonale Vaudoise	14,339	1,461,810
Barry Callebaut AG	1,708	3,771,097
Chocoladefabriken Lindt & Spruengli AG *	50	4,943,400
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates *	478	4,433,244
Cie Financiere Richemont S.A.	249,776	25,633,705
Clariant AG	94,345	1,976,186
Credit Suisse Group AG (a)	1,176,460	12,329,272
EMS-Chemie Holding AG	3,931	3,670,421
Geberit AG	17,757	11,684,251
Givaudan S.A.	4,435	18,583,424
Julius Baer Group Ltd.	105,721	6,653,808
Kuehne & Nagel International AG	25,768	7,704,500
LafargeHolcim Ltd. *	252,290	15,568,235
Logitech International S.A.	79,260	8,821,982
Lonza Group AG *	35,722	22,708,980
Nestle S.A.	1,379,707	164,641,390
Novartis AG	1,063,551	90,759,553
Partners Group Holding AG	8,987	12,801,684
Roche Holding AG	336,093	109,618,610
Roche Holding AG - Bearer Shares	15,613	5,428,751
Schindler Holding AG	9,971	2,774,400
Schindler Holding AG - Participation Certificates	19,030	5,415,250
SGS S.A.	2,899	8,577,855
Sika AG	68,036	20,319,805
Sonova Holding AG *	26,312	7,790,983
Straumann Holding AG	4,922	7,034,385
Swiss Life Holding AG	14,396	7,014,183
Swiss Prime Site AG	35,943	3,497,947
Swiss Re AG	137,480	12,763,795
Swisscom AG	12,527	6,801,517
Temenos AG	31,549	4,638,329
The Swatch Group AG	24,720	1,482,844
The Swatch Group AG - Bearer Shares	14,067	4,311,627
UBS Group AG	1,755,252	26,803,747
Vifor Pharma AG	21,817	3,144,336
Zurich Insurance Group AG	72,251	29,641,583
		740,138,415

United Kingdom 14.3%
3i Group plc	467,243	8,275,706
Admiral Group plc	91,631	3,959,262
Anglo American plc	587,134	24,894,731
Antofagasta plc	187,451	4,828,762
Ashtead Group plc	215,112	13,821,144
Associated British Foods plc *	172,613	5,507,575
AstraZeneca plc	628,744	66,925,946
Auto Trader Group plc *	461,827	3,635,776
AVEVA Group plc	55,793	2,681,489
Aviva plc	1,872,962	10,354,756
BAE Systems plc	1,531,678	10,699,123

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Barclays plc	8,309,438	20,116,890
Barratt Developments plc	484,570	5,166,599
BHP Group plc	1,009,655	30,405,540
BP plc	9,707,147	40,637,466
British American Tobacco plc	1,100,646	40,837,647
BT Group plc *	4,294,966	9,796,572
Bunzl plc	160,123	5,148,403
Burberry Group plc *	190,903	5,433,722
Coca-Cola HBC AG *	96,983	3,351,918
Compass Group plc *	852,450	18,544,427
Croda International plc	66,686	6,229,799
DCC plc	48,205	4,182,700
Diageo plc	1,121,058	50,325,823
Direct Line Insurance Group plc	678,602	2,670,102
Entain plc *	281,564	6,582,014
Evraz plc	240,046	2,128,805
Experian plc	438,352	16,899,143
Ferguson plc	107,242	13,526,006
Fresnillo plc	95,255	1,083,155
GlaxoSmithKline plc	2,399,884	44,349,241
Glencore plc *	4,791,205	19,516,594
Halma plc	180,862	6,462,668
Hargreaves Lansdown plc	160,256	3,804,740
Hikma Pharmaceuticals plc	79,388	2,675,306
HSBC Holdings plc	9,734,831	60,781,472
Imperial Brands plc	451,845	9,418,037
Informa plc *	720,269	5,598,731
InterContinental Hotels Group plc *	82,423	5,857,227
Intertek Group plc	77,716	6,587,926
J. Sainsbury plc	869,065	2,854,438
JD Sports Fashion plc *	253,281	3,212,742
Johnson Matthey plc	92,327	4,143,116
Kingfisher plc *	993,405	4,904,104
Land Securities Group plc	343,640	3,424,392
Legal & General Group plc	2,838,364	10,656,882
Lloyds Banking Group plc	33,744,867	21,160,709
London Stock Exchange Group plc	150,622	15,388,783
M&G plc	1,243,739	3,733,225
Melrose Industries plc	2,324,409	5,232,695
Mondi plc	235,971	6,405,133
National Grid plc	1,689,707	21,299,670
Natwest Group plc	2,345,260	6,364,595
Next plc *	62,755	6,762,867
NMC Health plc *(c)	48,950	21,856
Ocado Group plc *	233,685	6,764,932
Pearson plc	366,826	4,208,251
Persimmon plc	153,587	6,644,254
Phoenix Group Holdings plc	264,762	2,597,258
Prudential plc	1,247,137	26,407,223
Reckitt Benckiser Group plc	340,304	30,299,852
RELX plc	924,617	23,989,609
Rentokil Initial plc	886,638	6,127,794
Rio Tinto plc	535,908	44,886,133
Rolls-Royce Holdings plc *	4,019,968	5,817,721
Royal Dutch Shell plc, A Shares	1,966,881	37,009,349
Royal Dutch Shell plc, B Shares	1,775,111	31,763,224
RSA Insurance Group plc	492,011	4,633,706
Schroders plc	60,121	2,995,435
Segro plc	571,904	7,945,220
Severn Trent plc	113,360	3,880,345
Smith & Nephew plc	419,149	9,071,955
Smiths Group plc	187,925	4,220,480
Spirax-Sarco Engineering plc	35,235	5,751,193
SSE plc	497,408	10,084,212
St. James's Place plc	260,092	4,891,901
Standard Chartered plc	1,280,823	9,188,544
Standard Life Aberdeen plc	1,067,146	4,089,559
Taylor Wimpey plc	1,744,835	4,328,401
Security	Number of Shares	Value ($)
Tesco plc	3,720,908	11,358,310
The Berkeley Group Holdings plc	60,130	3,842,819
The British Land Co., plc	424,248	3,040,232
The Sage Group plc	520,091	4,582,320
Unilever plc	1,259,952	73,804,314
United Utilities Group plc	326,325	4,364,853
Vodafone Group plc	12,837,894	24,227,656
Whitbread plc *	95,413	4,277,673
WM Morrison Supermarkets plc	1,130,623	2,715,396
WPP plc	579,977	7,819,316
		1,156,897,590
Total Common Stock
(Cost $5,665,055,693)		7,947,315,094

Preferred Stock 0.7% of net assets

Germany 0.7%
Bayerische Motoren Werke AG	27,325	2,237,979
Fuchs Petrolub SE	32,258	1,717,720
Henkel AG & Co. KGaA	84,857	9,747,492
Porsche Automobil Holding SE	72,867	7,681,379
Sartorius AG	17,117	9,657,757
Volkswagen AG	88,751	23,107,162
Total Preferred Stock
(Cost $32,990,488)		54,149,489

Rights 0.0% of net assets

Switzerland 0.0%
Credit Suisse Group AG expires 05/06/21 *(c)	1,176,460	49,238
Total Rights
(Cost $—)		49,238

Investment Company 0.7% of net assets

United States 0.7%
Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	57,497,584	57,497,584
Total Investment Company
(Cost $57,497,584)		57,497,584
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Barclays Bank PLC
U.S. Dollar
0.01%, 05/03/21 (e)	17,249,453	17,249,453
BNP Paribas S.A.
Swiss Franc
(1.38%), 05/03/21 (e)(f)	381,601	417,849
Brown Brothers Harriman & Co.
Australian Dollar
(0.14%), 05/03/21 (e)(f)	777,835	599,205
Canadian Dollar
0.01%, 05/03/21 (e)	204,174	166,110

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Hong Kong Dollar
(0.15%), 05/03/21 (e)(f)	630,599	81,182
New Zeland Dollar
0.10%, 05/03/21 (e)	90,589	64,825
Singapore Dollar
0.00%, 05/03/21 (e)	214,609	161,269
Citibank
Euro
(0.78%), 05/03/21 (e)(f)	1,753,220	2,107,808
Pound Sterling
0.01%, 05/04/21 (e)	294,274	406,407
Nordea Bank
Norwegian Krone
(0.25%), 05/03/21 (e)(f)	2,114,542	254,030
Skandinaviska Enskilda Banken AB
Swedish Krona
(0.30%), 05/03/21 (e)(f)	2,178,148	257,295
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.31%), 05/06/21 (e)(f)	23,913,068	218,804
Total Short-Term Investments
(Cost $21,984,237)		21,984,237

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/18/21	557	62,865,805	(103,865)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $54,259,521.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,064,993,354	$—	$2,064,993,354
Belgium	1,548,683	75,754,633	—	77,303,316
Denmark	19,685,799	178,599,762	—	198,285,561
Finland	2,341,023	80,080,383	—	82,421,406
Germany	5,852,989	699,512,232	—	705,365,221
Hong Kong	3,351,500	263,448,650	—	266,800,150
Israel	23,073,177	26,124,890	—	49,198,067
Japan	5,624,634	1,903,500,203	—	1,909,124,837
Netherlands	5,584,838	338,826,986	—	344,411,824
Norway	2,078,842	48,308,106	—	50,386,948
Portugal	9,508,123	2,768,745	— *	12,276,868
Sweden	2,942,400	286,769,137	—	289,711,537
Switzerland	4,433,244	735,705,171	—	740,138,415
United Kingdom	—	1,156,875,734	21,856	1,156,897,590
Preferred Stock[1]	—	54,149,489	—	54,149,489
Rights [1]
Switzerland	—	—	49,238	49,238
Investment Company[1]	57,497,584	—	—	57,497,584
Short-Term Investments[1]	—	21,984,237	—	21,984,237
Liabilities
Futures Contracts[2]	(103,865)	—	—	(103,865)
Total	$143,418,971	$7,937,401,712	$71,094	$8,080,891,777
*	Level 3 amount shown includes securities determined to have no value at April 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2021; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $5,720,030,418) including securities on loan of $54,259,521		$8,023,498,058
Collateral invested for securities on loan, at value (cost $57,497,584)		57,497,584
Foreign currency, at value (cost $361,764)		363,327
Deposit with broker for futures contracts		4,775,746
Receivables:
Investments sold		2,210
Dividends		26,535,351
Foreign tax reclaims		12,251,156
Fund shares sold		9,670,799
Income from securities on loan	+	104,268
Total assets		8,134,698,499
Liabilities
Collateral held for securities on loan		57,497,584
Payables:
Investments bought		605,751
Investment adviser fees		419,710
Fund shares redeemed		7,232,689
Variation margin on futures contracts	+	748,398
Total liabilities		66,504,132
Net Assets
Total assets		8,134,698,499
Total liabilities	–	66,504,132
Net assets		$8,068,194,367
Net Assets by Source
Capital received from investors		6,123,188,933
Total distributable earnings		1,945,005,434

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,068,194,367		344,600,903		$23.41

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Operations

For the period November 1, 2020 through April 30, 2021; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $10,390,277)		$98,313,304
Securities on loan, net	+	181,189
Total investment income		98,494,493
Expenses
Investment adviser fees		2,229,891
Professional fees	+	53,468*
Total expenses		2,283,359
Expense reduction by CSIM	–	53,468*
Net expenses	–	2,229,891
Net investment income		96,264,602
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(14,067,980)
Net realized gains on futures contracts		9,046,547
Net realized gains on foreign currency transactions	+	33,004
Net realized losses		(4,988,429)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,625,549,208
Net change in unrealized appreciation (depreciation) on futures contracts		1,601,373
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	66,889
Net change in unrealized appreciation (depreciation)	+	1,627,217,470
Net realized and unrealized gains		1,622,229,041
Increase in net assets resulting from operations		$1,718,493,643
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/20-4/30/21		11/1/19-10/31/20
Net investment income		$96,264,602	$140,255,519
Net realized losses		(4,988,429)	(171,714,124)
Net change in unrealized appreciation (depreciation)	+	1,627,217,470	(261,951,352)
Increase (decrease) in net assets from operations		1,718,493,643	(293,409,957)
Distributions to Shareholders
Total distributions		($134,266,147)	($172,919,468)

Transactions in Fund Shares
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,268,980	$1,052,841,744	137,962,023	$2,458,528,501
Shares reinvested		4,139,456	90,364,312	6,184,493	127,647,953
Shares redeemed	+	(26,705,734)	(596,731,203)	(90,042,895)	(1,625,600,717)
Net transactions in fund shares		24,702,702	$546,474,853	54,103,621	$960,575,737
Shares Outstanding and Net Assets
		11/1/20-4/30/21		11/1/19-10/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		319,898,201	$5,937,492,018	265,794,580	$5,443,245,706
Total increase	+	24,702,702	2,130,702,349	54,103,621	494,246,312
End of period		344,600,903	$8,068,194,367	319,898,201	$5,937,492,018

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Target 2065 Index Fund
Schwab Target 2025 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Target 2040 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab High Yield Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to-market gains (as well as any gains realized on sale).
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of April 30, 2021, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks and rights. The value of the securities on loan and the related collateral as of April 30, 2021 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of April 30, 2021, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2021, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.4%	1.3%	5.6%	—%	1.4%
Schwab MarketTrack Balanced Portfolio	0.2%	0.6%	2.7%	—%	0.5%
Schwab MarketTrack Conservative Portfolio	0.1%	0.2%	0.9%	—%	0.2%
Schwab MarketTrack Growth Portfolio	0.4%	1.3%	4.4%	—%	1.1%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2020 Fund	0.1%	—%	—%	0.6%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	0.9%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	1.9%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	1.1%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	2.4%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	0.5%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	0.5%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	0.3%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2065 Fund	0.0%*	—%	—%	0.0%*	—%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.
The professional fees incurred by the Schwab International Index Fund were $53,468 and the fund made no reimbursement to the investment adviser during the period ended April 30, 2021.
As of April 30, 2021, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $211,815 for the Schwab International Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$194,614,945	($38,414,970)
Schwab 1000 Index Fund	48,572,450	7,113,307
Schwab Small-Cap Index Fund	55,936,447	(8,955,022)
Schwab Total Stock Market Index Fund	56,531,138	(6,948,203)
Schwab U.S. Large-Cap Growth Index Fund	5,025,523	(7,417)
Schwab U.S. Large-Cap Value Index Fund	2,381,469	(105,799)
Schwab U.S. Mid-Cap Index Fund	5,701,973	(485,892)
Schwab International Index Fund	3,309,144	(1,460,192)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$293,585,081	1,553
Schwab 1000 Index Fund	62,040,544	329
Schwab Small-Cap Index Fund	36,487,784	359
Schwab Total Stock Market Index Fund	86,599,845	522
Schwab U.S. Large-Cap Growth Index Fund	3,261,251	26
Schwab U.S. Large-Cap Value Index Fund	2,051,560	28
Schwab U.S. Mid-Cap Index Fund	3,655,247	15
Schwab International Index Fund	44,642,595	423

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2021, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$3,403,943,887	$939,711,948
Schwab 1000 Index Fund	673,781,536	365,853,640
Schwab Small-Cap Index Fund	637,371,090	178,184,802
Schwab Total Stock Market Index Fund	1,136,736,094	185,169,705
Schwab U.S. Large-Cap Growth Index Fund	107,948,434	16,290,067
Schwab U.S. Large-Cap Value Index Fund	76,711,235	12,723,584
Schwab U.S. Mid-Cap Index Fund	109,650,311	24,081,493
Schwab International Index Fund	616,387,860	128,851,849

9. Federal Income Taxes:
As of April 30, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$23,695,772,014	$2,970,878,575	$3,807,012,037	$7,561,504,712	$465,765,522
Gross unrealized appreciation	$35,896,499,690	$10,069,776,960	$2,752,035,898	$8,597,458,420	$236,927,879
Gross unrealized depreciation	(498,524,201)	(106,603,231)	(242,133,087)	(214,379,490)	(1,784,463)
Net unrealized appreciation (depreciation)	$35,397,975,489	$9,963,173,729	$2,509,902,811	$8,383,078,930	$235,143,416

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$401,354,696	$533,984,709	$5,988,270,100
Gross unrealized appreciation	$116,404,158	$212,370,960	$2,375,683,231
Gross unrealized depreciation	(995,226)	(8,073,769)	(283,061,554)
Net unrealized appreciation (depreciation)	$115,408,932	$204,297,191	$2,092,621,677

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
No expiration	$177,404,555	$—	$—	$21,117,724	$5,572,385
Total	$177,404,555	$—	$—	$21,117,724	$5,572,385

Expiration Date	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
No expiration	$1,090,145	$3,129,145	$202,372,544
Total	$1,090,145	$3,129,145	$202,372,544
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2021. The tax-basis components of distributions paid during the fiscal year ended October 31, 2020, were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Ordinary income	$752,543,848	$175,073,765	$71,467,544	$180,871,651	$1,890,344
Long-term capital gains	76,711,728	115,680,278	187,516,879	26,277,147	—

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Ordinary income	$7,613,944	$7,422,021	$172,919,468
Long-term capital gains	2,019,105	2,160,536	—
As of October 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2020, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Semiannual Report

Notes

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

This page is intentionally left blank.

MFR13562-25
00261089

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 17, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	June 17, 2021